UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2013

Item 1. Reports to Stockholders

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Fidelity Advisor® Biotechnology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Communications Equipment Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Consumer Discretionary Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Electronics Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Energy Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Financial Services Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Health Care Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Industrials Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Technology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Utilities Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners. © 2013 FMR LLC. All rights reserved.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.22%
Actual		$ 1,000.00	$ 1,111.90	$ 6.49
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.52%
Actual		$ 1,000.00	$ 1,110.20	$ 8.08
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Class B	2.00%
Actual		$ 1,000.00	$ 1,107.70	$ 10.63
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	1.95%
Actual		$ 1,000.00	$ 1,107.60	$ 10.36
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class	.92%
Actual		$ 1,000.00	$ 1,113.80	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	14.6	12.1
Gilead Sciences, Inc.	10.7	10.1
Celgene Corp.	7.2	4.4
Biogen Idec, Inc.	5.9	7.8
Regeneron Pharmaceuticals, Inc.	4.5	4.3
Alexion Pharmaceuticals, Inc.	4.1	2.7
BioMarin Pharmaceutical, Inc.	3.4	1.7
Vertex Pharmaceuticals, Inc.	3.1	3.2
Onyx Pharmaceuticals, Inc.	3.0	3.7
Medivation, Inc.	3.0	2.7
	59.5
Top Industries (% of fund's net assets)
As of January 31, 2013
Biotechnology	95.1%
Pharmaceuticals	1.5%
Health Care Equipment & Supplies	0.1%
Health Care Providers & Services	0.1%
Life Sciences Tools & Services	0.1%
All Others*	3.1%

As of July 31, 2012
Biotechnology	91.8%
Pharmaceuticals	4.6%
Life Sciences Tools & Services	0.5%
Health Care Equipment & Supplies	0.2%
Personal Products	0.1%
All Others*	2.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
BIOTECHNOLOGY - 95.1%
Biotechnology - 95.1%
A.P. Pharma, Inc. (e)	949,565	$ 768,198
ACADIA Pharmaceuticals, Inc. (a)(d)	226,398	1,365,180
Achillion Pharmaceuticals, Inc. (a)	90,790	815,294
Acorda Therapeutics, Inc. (a)	84,257	2,433,342
Aegerion Pharmaceuticals, Inc. (a)	144,620	4,094,192
Affymax, Inc. (a)	81,984	1,542,119
Agenus, Inc. (a)	9,425	42,884
Agenus, Inc. warrants 6/9/18 (a)(e)	452,000	28,765
Alexion Pharmaceuticals, Inc. (a)	108,075	10,157,969
Alkermes PLC (a)	95,161	2,193,461
Alnylam Pharmaceuticals, Inc. (a)	119,298	2,878,661
AMAG Pharmaceuticals, Inc. (a)	48,069	766,701
Amarin Corp. PLC ADR (a)(d)	63,945	544,811
Amgen, Inc.	425,814	36,390,059
Anacor Pharmaceuticals, Inc. (a)	22,150	88,379
Arena Pharmaceuticals, Inc. (a)(d)	283,429	2,392,141
ARIAD Pharmaceuticals, Inc. (a)	152,006	3,021,879
ArQule, Inc. (a)	192,550	487,152
AVEO Pharmaceuticals, Inc. (a)	23,752	187,878
Biogen Idec, Inc. (a)	95,157	14,852,105
BioMarin Pharmaceutical, Inc. (a)	153,938	8,449,657
Bionovo, Inc. warrants 2/2/16 (a)	56,850	244
Biospecifics Technologies Corp. (a)	1,244	18,971
BioTime, Inc. (a)(d)	106,405	489,463
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	0
warrants 5/30/17 (a)	17,900	1
Celgene Corp. (a)	181,751	17,986,079
Cell Therapeutics, Inc. (a)	479,047	689,828
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	2,581
Celldex Therapeutics, Inc. (a)	121,557	906,815
Cepheid, Inc. (a)	35,400	1,282,188
Clovis Oncology, Inc. (a)(d)	45,553	899,216
Codexis, Inc. (a)	47,542	112,675
Cubist Pharmaceuticals, Inc. (a)	36,792	1,583,528
Cytokinetics, Inc.	407,500	480,850
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	49,714
Dendreon Corp. (a)(d)	151,528	890,985
Durata Therapeutics, Inc.	13,800	105,156
Dyax Corp. (a)	285,495	907,874
Dynavax Technologies Corp. (a)	231,769	716,166
Elan Corp. PLC sponsored ADR (a)	109,652	1,152,443
Emergent BioSolutions, Inc. (a)	17,500	280,875
Enzon Pharmaceuticals, Inc.	29,534	146,193
Exact Sciences Corp. (a)	45,300	499,206
Exelixis, Inc. (a)(d)	96,345	448,968
Fibrocell Science, Inc. (e)	4,355,000	653,250
Genomic Health, Inc. (a)	16,728	469,220
Geron Corp. (a)	427,965	676,185
Gilead Sciences, Inc. (a)	679,894	26,821,818

	Shares	Value
Halozyme Therapeutics, Inc. (a)	160,032	$ 1,070,614
Idenix Pharmaceuticals, Inc. (a)	74,406	353,429
ImmunoGen, Inc. (a)	64,980	930,514
Immunomedics, Inc. (a)	41,850	120,947
Incyte Corp. (a)(d)	74,938	1,377,360
Infinity Pharmaceuticals, Inc. (a)(d)	52,233	1,799,427
Intercept Pharmaceuticals, Inc.	8,867	358,138
InterMune, Inc. (a)(d)	235,118	2,315,912
Ironwood Pharmaceuticals, Inc. Class A (a)	344,251	4,413,298
Isis Pharmaceuticals, Inc. (a)(d)	86,547	1,257,528
KaloBios Pharmaceuticals, Inc.	13,324	95,933
KaloBios Pharmaceuticals, Inc.	17,700	141,600
Keryx Biopharmaceuticals, Inc. (a)(d)	17,209	156,258
Lexicon Pharmaceuticals, Inc. (a)	539,092	1,148,266
Ligand Pharmaceuticals, Inc. Class B (a)	30,154	606,095
MannKind Corp. (a)(d)	242,168	586,047
Medivation, Inc. (a)	135,948	7,390,133
Merrimack Pharmaceuticals, Inc.	2,800	16,996
Metabolix, Inc. (a)	3,905	5,858
Momenta Pharmaceuticals, Inc. (a)	31,866	401,830
Myriad Genetics, Inc. (a)	56,382	1,525,697
Neurocrine Biosciences, Inc. (a)	65,966	597,652
NeurogesX, Inc. (a)	187,202	46,801
NewLink Genetics Corp. (a)(d)	55,404	656,537
Novavax, Inc. (a)	529,056	947,010
Novelos Therapeutics, Inc. (a)	137,600	99,072
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	20,098
NPS Pharmaceuticals, Inc. (a)	97,378	860,822
OncoGenex Pharmaceuticals, Inc. (a)	8,605	113,242
Onyx Pharmaceuticals, Inc. (a)	98,168	7,609,983
Opko Health, Inc. (a)(d)	129,700	832,674
Oragenics, Inc. (e)	108,608	347,546
Orexigen Therapeutics, Inc. (a)(d)	194,688	1,113,615
Osiris Therapeutics, Inc. (a)(d)	30,725	241,806
PDL BioPharma, Inc. (d)	81,188	558,573
Pharmacyclics, Inc. (a)	55,346	3,837,138
PolyMedix, Inc. (a)	357,066	42,848
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	267
Progenics Pharmaceuticals, Inc. (a)	441,209	1,257,446
PROLOR Biotech, Inc. (a)	72,716	341,765
Protalix BioTherapeutics, Inc. (a)	72,943	372,739
Puma Biotechnology, Inc.	61,587	1,425,123
Raptor Pharmaceutical Corp. (a)(d)	94,051	508,816
Regeneron Pharmaceuticals, Inc. (a)	64,604	11,237,220
Rigel Pharmaceuticals, Inc. (a)	75,572	495,752
Sangamo Biosciences, Inc. (a)(d)	131,235	1,255,919
Savient Pharmaceuticals, Inc. (a)(d)	204,488	208,578
Seattle Genetics, Inc. (a)(d)	56,734	1,670,816
SIGA Technologies, Inc. (a)(d)	101,286	295,755
Sophiris Bio, Inc.	138,000	26,288
Sorrento Therapeutics, Inc. (e)	720,000	180,000
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Spectrum Pharmaceuticals, Inc. (d)	258,747	$ 3,262,800
Stemline Therapeutics, Inc.	36,900	405,162
Sunesis Pharmaceuticals, Inc. (a)	124,122	703,772
Synageva BioPharma Corp. (a)	19,200	888,192
Synergy Pharmaceuticals, Inc. (a)	111,988	628,253
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	20,600	51,500
Synta Pharmaceuticals Corp. (a)	178,002	1,993,622
Synthetic Biologics, Inc. (a)	100	178
Targacept, Inc. (a)	49,497	222,242
Theravance, Inc. (a)(d)	83,693	1,862,169
Threshold Pharmaceuticals, Inc. (a)	92,584	427,738
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	103,388
Tranzyme, Inc. (a)	87,433	46,777
Trius Therapeutics, Inc. (a)	57,653	297,489
United Therapeutics Corp. (a)	41,552	2,239,237
Vanda Pharmaceuticals, Inc. (a)	67,600	271,752
Verastem, Inc.	6,365	63,395
Vertex Pharmaceuticals, Inc. (a)	171,153	7,664,231
Vical, Inc. (a)	266,077	952,556
ZIOPHARM Oncology, Inc. (a)(d)	135,779	539,043
		237,668,596
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Alsius Corp. (a)	14,200	0
Aradigm Corp. (a)	351,440	42,173
InVivo Therapeutics Holdings Corp. (a)	98,300	202,498
		244,671
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
OvaScience, Inc. (a)	12,800	115,200
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
BG Medicine, Inc. (a)	75,570	154,919
ChromaDex, Inc. (a)	143,866	84,881
Transgenomic, Inc. (a)	33,100	16,550
Transgenomic, Inc. (e)	162,000	81,000
Transgenomic, Inc. warrants 2/3/17 (a)(e)	81,000	1
		337,351
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (e)	333,300	66,660
PHARMACEUTICALS - 1.5%
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc. (a)(d)	62,800	337,236

	Shares	Value
Auxilium Pharmaceuticals, Inc. (a)	46,358	$ 852,987
AVANIR Pharmaceuticals Class A (a)(d)	379,315	1,107,600
Horizon Pharma, Inc. (d)	116,600	248,358
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	18,737	1
warrants 9/25/17 (a)	55,250	4
Jazz Pharmaceuticals PLC (a)	6,568	370,370
Omeros Corp. (a)(d)	21,803	119,044
TherapeuticsMD, Inc. (a)	90,100	288,320
ViroPharma, Inc. (a)	1,874	49,961
XenoPort, Inc. (a)	9,581	80,385
Zogenix, Inc. (a)	113,039	160,515
Zogenix, Inc. warrants 7/27/17 (a)	32,985	12
		3,614,793
TOTAL COMMON STOCKS (Cost $189,285,398)		242,047,271
Convertible Preferred Stocks - 0.0%

BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
bluebird bio (e)	35,360	17,620
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Agios Pharmaceuticals, Inc. Series C (a)(e)	13,990	68,706
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $86,326)		86,326
Money Market Funds - 10.0%

Fidelity Cash Central Fund, 0.16% (b)	7,178,166	7,178,166
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	17,758,214	17,758,214
TOTAL MONEY MARKET FUNDS (Cost $24,936,380)		24,936,380
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $214,308,104)		267,069,977
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(17,161,717)
NET ASSETS - 100%		$ 249,908,260
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,211,746 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
A.P. Pharma, Inc.	7/25/12	$ 498,522
Agenus, Inc. warrants 6/9/18	1/9/08	$ 563,722
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 68,706
bluebird bio	7/23/12	$ 17,620
Fibrocell Science, Inc.	10/8/12	$ 435,500
MYOS Corp.	7/2/12	$ 83,325
Oragenics, Inc.	7/31/12	$ 162,912
Sorrento Therapeutics, Inc.	5/15/12	$ 115,200
Transgenomic, Inc.	2/3/12	$ 161,441
Transgenomic, Inc. warrants 2/3/17	2/3/12	$ 559
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,824
Fidelity Securities Lending Cash Central Fund	366,417
Total	$ 371,241
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 242,047,271	$ 241,746,262	$ 301,009	$ -
Convertible Preferred Stocks	86,326	-	-	86,326
Money Market Funds	24,936,380	24,936,380	-	-
Total Investments in Securities:	$ 267,069,977	$ 266,682,642	$ 301,009	$ 86,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,379,807) - See accompanying schedule: Unaffiliated issuers (cost $189,371,724)	$ 242,133,597
Fidelity Central Funds (cost $24,936,380)	24,936,380
Total Investments (cost $214,308,104)		$ 267,069,977
Receivable for investments sold		4,823
Receivable for fund shares sold		3,909,114
Distributions receivable from Fidelity Central Funds		83,040
Prepaid expenses		494
Other receivables		6,617
Total assets		271,074,065

Liabilities
Payable for investments purchased	$ 2,904,781
Payable for fund shares redeemed	237,615
Accrued management fee	106,216
Distribution and service plan fees payable	80,462
Other affiliated payables	51,825
Other payables and accrued expenses	26,692
Collateral on securities loaned, at value	17,758,214
Total liabilities		21,165,805

Net Assets		$ 249,908,260
Net Assets consist of:
Paid in capital		$ 198,336,958
Accumulated net investment loss		(729,721)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(460,850)
Net unrealized appreciation (depreciation) on investments		52,761,873
Net Assets		$ 249,908,260

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($99,834,813 ÷ 8,062,226 shares)	$ 12.38

Maximum offering price per share (100/94.25 of $12.38)	$ 13.14
Class T: Net Asset Value and redemption price per share ($38,236,298 ÷ 3,198,546 shares)	$ 11.95

Maximum offering price per share (100/96.50 of $11.95)	$ 12.38
Class B: Net Asset Value and offering price per share ($5,793,010 ÷ 517,957 shares)A	$ 11.18

Class C: Net Asset Value and offering price per share ($54,448,442 ÷ 4,864,488 shares)A	$ 11.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($51,595,697 ÷ 4,005,257 shares)	$ 12.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Biotechnology Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 241,358
Income from Fidelity Central Funds (including $366,417 from security lending)		371,241
Total income		612,599

Expenses
Management fee	$ 541,342
Transfer agent fees	261,777
Distribution and service plan fees	413,820
Accounting and security lending fees	39,472
Custodian fees and expenses	7,514
Independent trustees' compensation	599
Registration fees	66,213
Audit	22,830
Legal	389
Miscellaneous	561
Total expenses before reductions	1,354,517
Expense reductions	(12,197)	1,342,320
Net investment income (loss)		(729,721)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	552,514
Foreign currency transactions	(1)
Total net realized gain (loss)		552,513
Change in net unrealized appreciation (depreciation) on investment securities		20,717,352
Net gain (loss)		21,269,865
Net increase (decrease) in net assets resulting from operations		$ 20,540,144

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (729,721)	$ (910,602)
Net realized gain (loss)	552,513	13,076,201
Change in net unrealized appreciation (depreciation)	20,717,352	17,166,425
Net increase (decrease) in net assets resulting from operations	20,540,144	29,332,024
Distributions to shareholders from net realized gain	(10,422,000)	-
Share transactions - net increase (decrease)	77,808,394	58,002,416
Redemption fees	3,131	11,011
Total increase (decrease) in net assets	87,929,669	87,345,451

Net Assets
Beginning of period	161,978,591	74,633,140
End of period (including accumulated net investment loss of $729,721 and $0, respectively)	$ 249,908,260	$ 161,978,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 8.81	$ 6.67	$ 6.94	$ 7.81	$ 7.23
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07)	(.07) H	(.08) I	(.08)	(.09) J
Net realized and unrealized gain (loss)	1.31	3.05	2.21	(.19)	(.79)	1.20
Total from investment operations	1.28	2.98	2.14	(.27)	(.87)	1.11
Distributions from net realized gain	(.69)	-	-	-	-	(.53)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 12.38	$ 11.79	$ 8.81	$ 6.67	$ 6.94	$ 7.81
Total Return B, C, D	11.19%	33.83%	32.08%	(3.89)%	(11.14)%	15.95%
Ratios to Average Net Assets F, K
Expenses before reductions	1.22% A	1.27%	1.35%	1.39%	1.40%	1.37%
Expenses net of fee waivers, if any	1.22% A	1.27%	1.35%	1.39%	1.40%	1.37%
Expenses net of all reductions	1.21% A	1.27%	1.34%	1.38%	1.40%	1.37%
Net investment income (loss)	(.58)% A	(.73)%	(.91)% H	(1.15)% I	(1.27)%	(1.24)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,835	$ 68,993	$ 30,639	$ 20,154	$ 19,858	$ 18,249
Portfolio turnover rate G	20% A	82%	99%	130%	73%	132%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.33)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 8.56	$ 6.50	$ 6.78	$ 7.65	$ 7.11
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.09) H	(.09) I	(.09)	(.11) J
Net realized and unrealized gain (loss)	1.27	2.96	2.15	(.19)	(.78)	1.18
Total from investment operations	1.22	2.86	2.06	(.28)	(.87)	1.07
Distributions from net realized gain	(.69)	-	-	-	-	(.53)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 11.95	$ 11.42	$ 8.56	$ 6.50	$ 6.78	$ 7.65
Total Return B, C, D	11.02%	33.41%	31.69%	(4.13)%	(11.37)%	15.64%
Ratios to Average Net Assets F, K
Expenses before reductions	1.52% A	1.56%	1.64%	1.69%	1.71%	1.69%
Expenses net of fee waivers, if any	1.52% A	1.56%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.51% A	1.56%	1.64%	1.64%	1.65%	1.65%
Net investment income (loss)	(.88)% A	(1.02)%	(1.21)% H	(1.41)% I	(1.52)%	(1.53)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,236	$ 28,154	$ 16,454	$ 11,684	$ 13,356	$ 15,123
Portfolio turnover rate G	20% A	82%	99%	130%	73%	132%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.34)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.55)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 8.09	$ 6.17	$ 6.47	$ 7.34	$ 6.88
Income from Investment Operations
Net investment income (loss) E	(.07)	(.13)	(.12) H	(.12) I	(.12)	(.14) J
Net realized and unrealized gain (loss)	1.19	2.79	2.04	(.18)	(.75)	1.13
Total from investment operations	1.12	2.66	1.92	(.30)	(.87)	.99
Distributions from net realized gain	(.69)	-	-	-	-	(.53)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 11.18	$ 10.75	$ 8.09	$ 6.17	$ 6.47	$ 7.34
Total Return B, C, D	10.77%	32.88%	31.12%	(4.64)%	(11.85)%	14.96%
Ratios to Average Net Assets F, K
Expenses before reductions	2.00% A	2.03%	2.10%	2.14%	2.15%	2.12%
Expenses net of fee waivers, if any	2.00% A	2.03%	2.10%	2.14%	2.15%	2.12%
Expenses net of all reductions	1.99% A	2.02%	2.09%	2.13%	2.15%	2.12%
Net investment income (loss)	(1.36)% A	(1.49)%	(1.66)% H	(1.90)% I	(2.02)%	(2.00)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,793	$ 6,349	$ 5,849	$ 6,297	$ 7,377	$ 11,044
Portfolio turnover rate G	20% A	82%	99%	130%	73%	132%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 8.10	$ 6.18	$ 6.47	$ 7.34	$ 6.88
Income from Investment Operations
Net investment income (loss) E	(.07)	(.13)	(.12) H	(.12) I	(.12)	(.13) J
Net realized and unrealized gain (loss)	1.19	2.79	2.04	(.17)	(.75)	1.12
Total from investment operations	1.12	2.66	1.92	(.29)	(.87)	.99
Distributions from net realized gain	(.69)	-	-	-	-	(.53)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 11.19	$ 10.76	$ 8.10	$ 6.18	$ 6.47	$ 7.34
Total Return B, C, D	10.76%	32.84%	31.07%	(4.48)%	(11.85)%	14.96%
Ratios to Average Net Assets F, K
Expenses before reductions	1.95% A	2.01%	2.10%	2.14%	2.15%	2.12%
Expenses net of fee waivers, if any	1.95% A	2.01%	2.10%	2.14%	2.15%	2.12%
Expenses net of all reductions	1.94% A	2.01%	2.09%	2.13%	2.15%	2.12%
Net investment income (loss)	(1.31)% A	(1.47)%	(1.66)% H	(1.90)% I	(2.02)%	(2.00)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,448	$ 31,710	$ 15,787	$ 11,421	$ 12,426	$ 13,323
Portfolio turnover rate G	20% A	82%	99%	130%	73%	132%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 9.10	$ 6.87	$ 7.12	$ 8.00	$ 7.37
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04)	(.05) G	(.06) H	(.06)	(.07) I
Net realized and unrealized gain (loss)	1.37	3.16	2.28	(.19)	(.82)	1.23
Total from investment operations	1.35	3.12	2.23	(.25)	(.88)	1.16
Distributions from net realized gain	(.69)	-	-	-	-	(.53)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 12.22	$ 9.10	$ 6.87	$ 7.12	$ 8.00
Total Return B, C	11.38%	34.29%	32.46%	(3.51)%	(11.00)%	16.35%
Ratios to Average Net Assets E, J
Expenses before reductions	.92% A	.95%	1.04%	1.07%	1.11%	1.06%
Expenses net of fee waivers, if any	.92% A	.95%	1.04%	1.07%	1.11%	1.06%
Expenses net of all reductions	.90% A	.94%	1.03%	1.06%	1.11%	1.06%
Net investment income (loss)	(.27)% A	(.40)%	(.60)% G	(.83)% H	(.98)%	(.94)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,596	$ 26,772	$ 5,903	$ 3,008	$ 1,901	$ 1,117
Portfolio turnover rate F	20% A	82%	99%	130%	73%	132%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.73)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.97)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,582,150
Gross unrealized depreciation	(11,707,656)
Net unrealized appreciation (depreciation) on securities and other investments	$ 51,874,494

Tax cost	$ 215,195,483

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $82,117,599 and $18,724,077, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 99,913	$ 2,549
Class T	.25%	.25%	80,132	506
Class B	.75%	.25%	30,016	22,561
Class C	.75%	.25%	203,759	84,599
			$ 413,820	$ 110,215

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 120,095
Class T	12,293
Class B*	5,216
Class C*	4,431
$ 142,035

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 109,921.28
Class T	51,875.32
Class B	9,131.30
Class C	51,682.25
Institutional Class	39,168.22
	$ 261,777

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,188 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $222 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $797,550. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $40,765 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,197 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net realized gain
Class A	$ 4,291,683	$ -
Class T	1,771,667	-
Class B	386,626	-
Class C	2,278,583	-
Institutional Class	1,693,441	-
Total	$ 10,422,000	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	3,702,697	4,301,187	$ 43,926,194	$ 43,628,166
Reinvestment of distributions	314,111	-	3,649,967	-
Shares redeemed	(1,806,289)	(1,928,092)	(20,926,847)	(17,472,965)
Net increase (decrease)	2,210,519	2,373,095	$ 26,649,314	$ 26,155,201
Class T
Shares sold	843,860	976,676	$ 9,698,165	$ 9,361,129
Reinvestment of distributions	149,494	-	1,678,816	-
Shares redeemed	(259,893)	(434,679)	(2,966,211)	(3,953,170)
Net increase (decrease)	733,461	541,997	$ 8,410,770	$ 5,407,959
Class B
Shares sold	34,496	165,361	$ 372,014	$ 1,482,467
Reinvestment of distributions	32,327	-	340,408	-
Shares redeemed	(139,372)	(297,605)	(1,490,114)	(2,590,187)
Net increase (decrease)	(72,549)	(132,244)	$ (777,692)	$ (1,107,720)
Class C
Shares sold	2,330,947	1,520,333	$ 25,169,570	$ 14,380,183
Reinvestment of distributions	172,010	-	1,812,981	-
Shares redeemed	(586,147)	(522,745)	(6,131,630)	(4,501,065)
Net increase (decrease)	1,916,810	997,588	$ 20,850,921	$ 9,879,118
Institutional Class
Shares sold	2,144,422	2,252,478	$ 26,667,948	$ 24,903,066
Reinvestment of distributions	114,710	-	1,385,697	-
Shares redeemed	(444,572)	(710,454)	(5,378,564)	(7,235,208)
Net increase (decrease)	1,814,560	1,542,024	$ 22,675,081	$ 17,667,858

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.40%
Actual		$ 1,000.00	$ 1,216.10	$ 7.82
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,213.60	$ 9.21
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,211.30	$ 11.98
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,209.90	$ 11.98
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,215.80	$ 6.42
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
QUALCOMM, Inc.	15.9	21.7
Cisco Systems, Inc.	15.6	17.1
Juniper Networks, Inc.	6.2	4.8
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	6.1	5.5
Motorola Solutions, Inc.	3.6	3.9
Brocade Communications Systems, Inc.	3.2	3.5
Polycom, Inc.	3.0	2.6
Research In Motion Ltd.	2.7	0.5
F5 Networks, Inc.	2.5	1.6
Alcatel-Lucent SA sponsored ADR	2.3	0.3
	61.1
Top Industries (% of fund's net assets)
As of January 31, 2013
Communications Equipment	83.6%
Electronic Equipment & Components	4.5%
Semiconductors & Semiconductor Equipment	3.2%
Computers & Peripherals	1.3%
IT Services	1.0%
All Others*	6.4%

As of July 31, 2012
Communications Equipment	86.0%
Semiconductors & Semiconductor Equipment	5.5%
Electronic Equipment & Components	4.6%
Computers & Peripherals	0.7%
Software	0.5%
All Others*	2.7%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 83.6%
Communications Equipment - 83.6%
Acme Packet, Inc. (a)	6,321	$ 152,779
ADTRAN, Inc.	9,200	185,840
Alcatel-Lucent SA sponsored ADR (a)	149,457	248,099
Anaren, Inc. (a)	2,400	46,968
Aruba Networks, Inc. (a)	5,340	123,034
Brocade Communications Systems, Inc. (a)	60,259	344,681
Ciena Corp. (a)	3,100	48,546
Cisco Systems, Inc.	81,724	1,681,063
Comtech Telecommunications Corp.	3,200	84,800
Emulex Corp. (a)	3,700	28,268
F5 Networks, Inc. (a)	2,565	269,017
Finisar Corp. (a)(d)	14,659	227,215
Harris Corp.	2,500	115,500
Infinera Corp. (a)	20,000	142,600
InterDigital, Inc. (d)	2,700	117,153
JDS Uniphase Corp. (a)	4,500	65,295
Juniper Networks, Inc. (a)	29,788	666,655
Meru Networks, Inc. (a)	3,100	9,858
Motorola Solutions, Inc.	6,647	388,118
NETGEAR, Inc. (a)	4,900	172,039
Nokia Corp. sponsored ADR (d)	49,105	192,492
Plantronics, Inc.	2,000	82,240
Polycom, Inc. (a)	29,799	328,683
QUALCOMM, Inc.	26,081	1,722,127
Research In Motion Ltd. (a)(d)	22,500	292,050
Riverbed Technology, Inc. (a)	10,058	195,125
Sonus Networks, Inc. (a)	48,100	109,187
Symmetricom, Inc. (a)	15,200	81,928
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	57,220	663,752
ViaSat, Inc. (a)(d)	4,300	165,163
Wi-Lan, Inc.	16,800	76,471
		9,026,746
COMPUTERS & PERIPHERALS - 1.3%
Computer Hardware - 1.3%
Apple, Inc.	200	91,062
Super Micro Computer, Inc. (a)	3,600	44,568
		135,630
ELECTRONIC EQUIPMENT & COMPONENTS - 4.5%
Electronic Components - 0.3%
Vishay Intertechnology, Inc. (a)	2,900	31,871
Electronic Manufacturing Services - 3.7%
Fabrinet (a)	4,900	71,736
Flextronics International Ltd. (a)	22,600	140,346
TE Connectivity Ltd.	4,900	190,512
		402,594

	Shares	Value
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	1,400	$ 53,788
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		488,253
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	700	30,387
IT SERVICES - 1.0%
IT Consulting & Other Services - 1.0%
Amdocs Ltd.	3,000	107,070
MEDIA - 0.3%
Advertising - 0.3%
Digital Generation, Inc. (a)(d)	3,200	32,032
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Semiconductors - 3.2%
Altera Corp.	3,100	103,602
Analog Devices, Inc.	3,700	161,468
GSI Technology, Inc. (a)	7,300	48,545
Skyworks Solutions, Inc. (a)	1,500	35,910
		349,525
SOFTWARE - 0.3%
Systems Software - 0.3%
Allot Communications Ltd. (a)	2,600	35,854
TOTAL COMMON STOCKS (Cost $9,679,557)		10,205,497
Money Market Funds - 17.4%

Fidelity Cash Central Fund, 0.16% (b)	606,935	606,935
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,272,371	1,272,371
TOTAL MONEY MARKET FUNDS (Cost $1,879,306)		1,879,306
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $11,558,863)	12,084,803
NET OTHER ASSETS (LIABILITIES) - (11.9)%	(1,286,861)
NET ASSETS - 100%	$ 10,797,942
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 357
Fidelity Securities Lending Cash Central Fund	4,843
Total	$ 5,200
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	81.4%
Sweden	6.1%
Canada	3.4%
France	2.3%
Finland	1.8%
Switzerland	1.7%
Singapore	1.3%
Bailiwick of Guernsey	1.0%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,239,984) - See accompanying schedule: Unaffiliated issuers (cost $9,679,557)	$ 10,205,497
Fidelity Central Funds (cost $1,879,306)	1,879,306
Total Investments (cost $11,558,863)		$ 12,084,803
Receivable for investments sold		56,917
Receivable for fund shares sold		32,361
Distributions receivable from Fidelity Central Funds		1,474
Receivable from investment adviser for expense reductions		3,169
Other receivables		1,118
Total assets		12,179,842

Liabilities
Payable for investments purchased	$ 62,794
Payable for fund shares redeemed	10,259
Accrued management fee	4,917
Distribution and service plan fees payable	4,365
Other affiliated payables	2,895
Other payables and accrued expenses	24,299
Collateral on securities loaned, at value	1,272,371
Total liabilities		1,381,900

Net Assets		$ 10,797,942
Net Assets consist of:
Paid in capital		$ 12,004,599
Accumulated net investment loss		(25,136)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,707,459)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		525,938
Net Assets		$ 10,797,942

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,990,386 ÷ 426,069 shares)	$ 9.37

Maximum offering price per share (100/94.25 of $9.37)	$ 9.94
Class T: Net Asset Value and redemption price per share ($3,094,734 ÷ 340,498 shares)	$ 9.09

Maximum offering price per share (100/96.50 of $9.09)	$ 9.42
Class B: Net Asset Value and offering price per share ($557,938 ÷ 65,343 shares)A	$ 8.54

Class C: Net Asset Value and offering price per share ($2,177,501 ÷ 255,144 shares)A	$ 8.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($977,383 ÷ 101,232 shares)	$ 9.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 66,039
Income from Fidelity Central Funds (including $4,843 from security lending)		5,200
Total income		71,239

Expenses
Management fee	$ 28,408
Transfer agent fees	16,582
Distribution and service plan fees	25,651
Accounting and security lending fees	2,088
Custodian fees and expenses	1,844
Independent trustees' compensation	33
Registration fees	49,246
Audit	26,830
Legal	61
Miscellaneous	61
Total expenses before reductions	150,804
Expense reductions	(68,539)	82,265
Net investment income (loss)		(11,026)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,412
Foreign currency transactions	(162)
Total net realized gain (loss)		42,250
Change in net unrealized appreciation (depreciation) on: Investment securities	1,925,545
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		1,925,543
Net gain (loss)		1,967,793
Net increase (decrease) in net assets resulting from operations		$ 1,956,767

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (11,026)	$ (57,189)
Net realized gain (loss)	42,250	(1,571,979)
Change in net unrealized appreciation (depreciation)	1,925,543	(2,005,379)
Net increase (decrease) in net assets resulting from operations	1,956,767	(3,634,547)
Distributions to shareholders from net investment income	(3,925)	-
Distributions to shareholders from net realized gain	-	(401,208)
Total distributions	(3,925)	(401,208)
Share transactions - net increase (decrease)	(998,889)	(9,551,912)
Redemption fees	453	639
Total increase (decrease) in net assets	954,406	(13,587,028)

Net Assets
Beginning of period	9,843,536	23,430,564
End of period (including accumulated net investment loss of $25,136 and accumulated net investment loss of $10,185, respectively)	$ 10,797,942	$ 9,843,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.71	$ 9.73	$ 8.67	$ 7.28	$ 7.82	$ 9.49
Income from Investment Operations
Net investment income (loss) E	- J	(.01)	(.06)	(.11)	.02 H	(.08)
Net realized and unrealized gain (loss)	1.67	(1.81)	1.12	1.50	(.56)	(1.45)
Total from investment operations	1.67	(1.82)	1.06	1.39	(.54)	(1.53)
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	(.20)	-	-	-	(.14)
Total distributions	(.01)	(.20)	-	-	-	(.14)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.37	$ 7.71	$ 9.73	$ 8.67	$ 7.28	$ 7.82
Total Return B, C, D	21.61%	(18.88)%	12.23%	19.09%	(6.91)%	(16.43)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.69% A	1.96%	1.64%	1.90%	3.15%	2.25%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.36% A	1.39%	1.39%	1.38%	1.40%	1.39%
Net investment income (loss)	.03% A	(.16)%	(.60)%	(1.32)%	.26% H	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,990	$ 3,568	$ 8,787	$ 4,860	$ 3,476	$ 2,459
Portfolio turnover rate G	26% A	79%	101%	106%	97%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.49	$ 9.48	$ 8.46	$ 7.13	$ 7.68	$ 9.34
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.09)	(.13)	- H, J	(.10)
Net realized and unrealized gain (loss)	1.61	(1.76)	1.11	1.46	(.55)	(1.42)
Total from investment operations	1.60	(1.79)	1.02	1.33	(.55)	(1.52)
Distributions from net realized gain	-	(.20)	-	-	-	(.14)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.09	$ 7.49	$ 9.48	$ 8.46	$ 7.13	$ 7.68
Total Return B, C, D	21.36%	(19.06)%	12.06%	18.65%	(7.16)%	(16.59)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.99% A	2.27%	1.97%	2.20%	3.52%	2.62%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61% A	1.64%	1.64%	1.63%	1.65%	1.65%
Net investment income (loss)	(.21)% A	(.41)%	(.85)%	(1.57)%	.01% H	(1.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,095	$ 2,843	$ 4,607	$ 3,273	$ 2,396	$ 2,138
Portfolio turnover rate G	26% A	79%	101%	106%	97%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.05	$ 8.99	$ 8.06	$ 6.83	$ 7.39	$ 9.03
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07)	(.13)	(.16)	(.03) H	(.14)
Net realized and unrealized gain (loss)	1.52	(1.67)	1.06	1.39	(.53)	(1.36)
Total from investment operations	1.49	(1.74)	.93	1.23	(.56)	(1.50)
Distributions from net realized gain	-	(.20)	-	-	-	(.14)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.54	$ 7.05	$ 8.99	$ 8.06	$ 6.83	$ 7.39
Total Return B, C, D	21.13%	(19.56)%	11.54%	18.01%	(7.58)%	(16.94)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.44% A	2.71%	2.47%	2.68%	3.98%	3.03%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.13%	2.14%	2.13%	2.15%	2.15%
Net investment income (loss)	(.72)% A	(.91)%	(1.35)%	(2.07)%	(.49)% H	(1.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 558	$ 570	$ 1,316	$ 1,408	$ 1,281	$ 1,219
Portfolio turnover rate G	26% A	79%	101%	106%	97%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.05	$ 8.98	$ 8.06	$ 6.82	$ 7.38	$ 9.03
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07)	(.13)	(.16)	(.03) H	(.14)
Net realized and unrealized gain (loss)	1.51	(1.66)	1.05	1.40	(.53)	(1.37)
Total from investment operations	1.48	(1.73)	.92	1.24	(.56)	(1.51)
Distributions from net realized gain	-	(.20)	-	-	-	(.14)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.53	$ 7.05	$ 8.98	$ 8.06	$ 6.82	$ 7.38
Total Return B, C, D	20.99%	(19.47)%	11.41%	18.18%	(7.59)%	(17.06)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.45% A	2.71%	2.40%	2.67%	3.63%	3.02%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.14%	2.14%	2.13%	2.15%	2.15%
Net investment income (loss)	(.71)% A	(.91)%	(1.35)%	(2.07)%	(.49)% H	(1.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,178	$ 2,142	$ 5,866	$ 3,029	$ 2,792	$ 1,097
Portfolio turnover rate G	26% A	79%	101%	106%	97%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 10.00	$ 8.88	$ 7.45	$ 7.98	$ 9.65
Income from Investment Operations
Net investment income (loss) D	.01	.01	(.04)	(.09)	.03 G	(.06)
Net realized and unrealized gain (loss)	1.71	(1.86)	1.16	1.52	(.56)	(1.47)
Total from investment operations	1.72	(1.85)	1.12	1.43	(.53)	(1.53)
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	-	(.20)	-	-	-	(.14)
Total distributions	(.02)	(.20)	-	-	-	(.14)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.65	$ 7.95	$ 10.00	$ 8.88	$ 7.45	$ 7.98
Total Return B, C	21.58%	(18.66)%	12.61%	19.19%	(6.64)%	(16.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	2.40% A	1.66%	1.22%	1.54%	2.44%	1.94%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.12% A	1.13%	1.14%	1.13%	1.15%	1.14%
Net investment income (loss)	.28% A	.10%	(.35)%	(1.07)%	.51% G	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 977	$ 721	$ 2,855	$ 1,717	$ 957	$ 229
Portfolio turnover rate F	26% A	79%	101%	106%	97%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,226,394
Gross unrealized depreciation	(842,987)
Net unrealized appreciation (depreciation) on securities and other investments	$ 383,407

Tax cost	$ 11,701,396

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

No expiration
Short-term	$ (1,534,182)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,290,398 and $2,639,991, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,712	$ 25
Class T	.25%	.25%	7,368	-
Class B	.75%	.25%	2,743	2,057
Class C	.75%	.25%	10,828	1,908
			$ 25,651	$ 3,990

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 657
Class T	878
Class B*	205
Class C*	167
$ 1,907

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,819.31
Class T	5,338.36
Class B	839.31
Class C	3,394.31
Institutional Class	1,192.30
	$ 16,582

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $197 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 24,269
Class T	1.65%	19,803
Class B	2.15%	3,529
Class C	2.15%	14,086
Institutional Class	1.15%	4,884
		$ 66,571

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,968 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 2,612	$ -
Institutional Class	1,313	-
Total	$ 3,925	$ -
From net realized gain
Class A	$ -	$ 136,672
Class T	-	94,407
Class B	-	23,930
Class C	-	101,740
Institutional Class	-	44,459
Total	$ -	$ 401,208

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	63,634	95,217	$ 542,009	$ 825,716
Reinvestment of distributions	272	15,026	2,399	125,915
Shares redeemed	(100,526)	(550,285)	(850,137)	(4,678,484)
Net increase (decrease)	(36,620)	(440,042)	$ (305,729)	$ (3,726,853)
Class T
Shares sold	25,353	99,348	$ 209,805	$ 845,573
Reinvestment of distributions	-	11,468	-	93,466
Shares redeemed	(64,525)	(217,086)	(525,451)	(1,833,154)
Net increase (decrease)	(39,172)	(106,270)	$ (315,646)	$ (894,115)
Class B
Shares sold	612	1,631	$ 4,500	$ 14,069
Reinvestment of distributions	-	3,015	-	23,244
Shares redeemed	(16,065)	(70,313)	(124,146)	(498,813)
Net increase (decrease)	(15,453)	(65,667)	$ (119,646)	$ (461,500)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class C
Shares sold	30,331	45,249	$ 243,680	$ 356,072
Reinvestment of distributions	-	10,744	-	82,834
Shares redeemed	(79,089)	(405,119)	(605,927)	(3,174,312)
Net increase (decrease)	(48,758)	(349,126)	$ (362,247)	$ (2,735,406)
Institutional Class
Shares sold	25,910	32,975	$ 241,056	$ 287,948
Reinvestment of distributions	122	2,747	1,105	23,680
Shares redeemed	(15,545)	(230,453)	(137,782)	(2,045,666)
Net increase (decrease)	10,487	(194,731)	$ 104,379	$ (1,734,038)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.37%
Actual		$ 1,000.00	$ 1,127.70	$ 7.35
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class T	1.65%
Actual		$ 1,000.00	$ 1,126.30	$ 8.84
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.14%
Actual		$ 1,000.00	$ 1,123.80	$ 11.46
HypotheticalA		$ 1,000.00	$ 1,014.42	$ 10.87
Class C	2.08%
Actual		$ 1,000.00	$ 1,124.20	$ 11.14
HypotheticalA		$ 1,000.00	$ 1,014.72	$ 10.56
Institutional Class	1.02%
Actual		$ 1,000.00	$ 1,129.70	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Comcast Corp. Class A	8.0	7.8
The Walt Disney Co.	5.0	7.1
Lowe's Companies, Inc.	4.2	0.3
News Corp. Class A	4.2	4.8
Time Warner, Inc.	3.4	0.0
Home Depot, Inc.	3.0	5.8
NIKE, Inc. Class B	2.7	2.6
Yum! Brands, Inc.	2.6	2.7
Starbucks Corp.	2.4	2.5
PVH Corp.	2.1	1.3
	37.6
Top Industries (% of fund's net assets)
As of January 31, 2013
Specialty Retail	32.6%
Media	25.2%
Hotels, Restaurants & Leisure	10.8%
Textiles, Apparel & Luxury Goods	9.8%
Internet & Catalog Retail	5.0%
All Others*	16.6%

As of July 31, 2012
Specialty Retail	30.0%
Media	23.8%
Hotels, Restaurants & Leisure	15.0%
Multiline Retail	8.1%
Internet & Catalog Retail	7.8%
All Others*	15.3%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AUTO COMPONENTS - 2.6%
Auto Parts & Equipment - 2.6%
BorgWarner, Inc. (a)	9,100	$ 675,038
Delphi Automotive PLC (a)	20,344	786,499
Tenneco, Inc. (a)	9,096	317,996
		1,779,533
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Owens Corning (a)	8,600	358,362
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Office Services & Supplies - 0.9%
Interface, Inc.	35,300	592,334
DISTRIBUTORS - 1.7%
Distributors - 1.7%
LKQ Corp. (a)	52,900	1,184,431
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Ascent Capital Group, Inc. (a)	1,600	101,936
HOTELS, RESTAURANTS & LEISURE - 10.8%
Casinos & Gaming - 1.6%
Las Vegas Sands Corp.	20,380	1,125,995
Hotels, Resorts & Cruise Lines - 1.2%
Wyndham Worldwide Corp.	14,200	792,218
Restaurants - 8.0%
Buffalo Wild Wings, Inc. (a)	5,700	419,235
Chipotle Mexican Grill, Inc. (a)	1,979	607,573
Domino's Pizza, Inc.	22,193	1,033,528
Starbucks Corp.	30,135	1,691,176
Yum! Brands, Inc.	27,469	1,783,837
		5,535,349
TOTAL HOTELS, RESTAURANTS & LEISURE		7,453,562
HOUSEHOLD DURABLES - 3.7%
Homebuilding - 0.6%
Lennar Corp. Class A	9,400	390,476
Housewares & Specialties - 3.1%
Jarden Corp.	18,360	1,080,302
Newell Rubbermaid, Inc.	21,100	495,428
Tupperware Brands Corp.	7,800	594,360
		2,170,090
TOTAL HOUSEHOLD DURABLES		2,560,566
INTERNET & CATALOG RETAIL - 5.0%
Catalog Retail - 1.9%
Liberty Media Corp. Interactive Series A (a)	63,395	1,347,778

	Shares	Value
Internet Retail - 3.1%
Amazon.com, Inc. (a)	3,094	$ 821,457
priceline.com, Inc. (a)	1,880	1,288,684
		2,110,141
TOTAL INTERNET & CATALOG RETAIL		3,457,919
LEISURE EQUIPMENT & PRODUCTS - 1.9%
Leisure Products - 1.9%
Brunswick Corp.	36,300	1,312,608
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Stanley Black & Decker, Inc.	2,600	199,758
MEDIA - 25.2%
Broadcasting - 1.5%
Discovery Communications, Inc. (a)	14,900	1,033,762
Cable & Satellite - 11.1%
Comcast Corp. Class A	144,186	5,490,602
DIRECTV (a)	23,185	1,185,681
Sirius XM Radio, Inc. (d)	299,278	939,733
		7,616,016
Movies & Entertainment - 12.6%
News Corp. Class A	103,941	2,883,323
The Walt Disney Co.	64,244	3,461,467
Time Warner, Inc.	46,056	2,326,749
		8,671,539
TOTAL MEDIA		17,321,317
MULTILINE RETAIL - 3.9%
General Merchandise Stores - 3.9%
Dollar General Corp. (a)	29,328	1,355,540
Dollar Tree, Inc. (a)	32,946	1,317,511
		2,673,051
SPECIALTY RETAIL - 32.6%
Apparel Retail - 6.6%
Abercrombie & Fitch Co. Class A	13,820	691,000
American Eagle Outfitters, Inc.	20,100	406,221
Ascena Retail Group, Inc. (a)	28,169	477,465
Limited Brands, Inc.	14,741	707,863
Ross Stores, Inc.	18,225	1,088,033
TJX Companies, Inc.	26,030	1,176,035
		4,546,617
Automotive Retail - 3.8%
CarMax, Inc. (a)	33,200	1,308,744
O'Reilly Automotive, Inc. (a)	14,011	1,298,119
		2,606,863
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Home Improvement Retail - 7.2%
Home Depot, Inc.	31,085	$ 2,080,208
Lowe's Companies, Inc.	76,096	2,906,106
		4,986,314
Homefurnishing Retail - 2.2%
Bed Bath & Beyond, Inc. (a)	11,234	659,436
Williams-Sonoma, Inc.	18,871	830,324
		1,489,760
Specialty Stores - 12.8%
Cabela's, Inc. Class A (a)	15,500	800,110
Dick's Sporting Goods, Inc.	19,569	931,289
Hibbett Sports, Inc. (a)	10,200	537,132
PetSmart, Inc.	17,675	1,156,122
Sally Beauty Holdings, Inc. (a)	32,600	865,204
Signet Jewelers Ltd.	20,900	1,307,922
Tiffany & Co., Inc. (d)	14,217	934,768
Tractor Supply Co.	10,935	1,133,631
Ulta Salon, Cosmetics & Fragrance, Inc.	6,844	669,480
Vitamin Shoppe, Inc. (a)	8,200	500,856
		8,836,514
TOTAL SPECIALTY RETAIL		22,466,068
TEXTILES, APPAREL & LUXURY GOODS - 9.8%
Apparel, Accessories & Luxury Goods - 6.1%
Hanesbrands, Inc. (a)	24,250	908,890
Michael Kors Holdings Ltd. (a)	3,756	210,824
PVH Corp.	12,453	1,480,288
Ralph Lauren Corp.	2,417	402,382
Under Armour, Inc. Class A (sub. vtg.) (a)	8,090	411,538
VF Corp.	5,445	803,573
		4,217,495
Footwear - 3.7%
NIKE, Inc. Class B	34,132	1,844,835

	Shares	Value
Steven Madden Ltd. (a)	5,900	$ 271,872
Wolverine World Wide, Inc.	10,300	442,900
		2,559,607
TOTAL TEXTILES, APPAREL & LUXURY GOODS		6,777,102
TOTAL COMMON STOCKS (Cost $57,272,101)		68,238,547
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.16% (b)	665,250	665,250
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,847,850	1,847,850
TOTAL MONEY MARKET FUNDS (Cost $2,513,100)		2,513,100
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $59,785,201)		70,751,647
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(1,925,110)
NET ASSETS - 100%		$ 68,826,537
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 544
Fidelity Securities Lending Cash Central Fund	832
Total	$ 1,376
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,806,018) - See accompanying schedule: Unaffiliated issuers (cost $57,272,101)	$ 68,238,547
Fidelity Central Funds (cost $2,513,100)	2,513,100
Total Investments (cost $59,785,201)		$ 70,751,647
Receivable for investments sold		272,820
Receivable for fund shares sold		362,607
Dividends receivable		30,191
Distributions receivable from Fidelity Central Funds		293
Prepaid expenses		169
Other receivables		5,030
Total assets		71,422,757

Liabilities
Payable for investments purchased	$ 504,023
Payable for fund shares redeemed	143,915
Accrued management fee	31,713
Distribution and service plan fees payable	25,201
Other affiliated payables	16,288
Other payables and accrued expenses	27,230
Collateral on securities loaned, at value	1,847,850
Total liabilities		2,596,220

Net Assets		$ 68,826,537
Net Assets consist of:
Paid in capital		$ 57,527,885
Accumulated net investment loss		(143,856)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		476,110
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,966,398
Net Assets		$ 68,826,537

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,506,941 ÷ 1,785,101 shares)	$ 16.53

Maximum offering price per share (100/94.25 of $16.53)	$ 17.54
Class T: Net Asset Value and redemption price per share ($11,967,561 ÷ 757,939 shares)	$ 15.79

Maximum offering price per share (100/96.50 of $15.79)	$ 16.36
Class B: Net Asset Value and offering price per share ($2,334,088 ÷ 163,496 shares)A	$ 14.28

Class C: Net Asset Value and offering price per share ($15,482,878 ÷ 1,081,412 shares)A	$ 14.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,535,069 ÷ 546,125 shares)	$ 17.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 499,973
Income from Fidelity Central Funds		1,376
Total income		501,349

Expenses
Management fee	$ 181,737
Transfer agent fees	87,554
Distribution and service plan fees	145,733
Accounting and security lending fees	12,781
Custodian fees and expenses	6,318
Independent trustees' compensation	216
Registration fees	42,520
Audit	28,803
Legal	176
Miscellaneous	254
Total expenses before reductions	506,092
Expense reductions	(10,154)	495,938
Net investment income (loss)		5,411
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,264,649
Foreign currency transactions	(125)
Total net realized gain (loss)		4,264,524
Change in net unrealized appreciation (depreciation) on: Investment securities	3,471,035
Assets and liabilities in foreign currencies	49
Total change in net unrealized appreciation (depreciation)		3,471,084
Net gain (loss)		7,735,608
Net increase (decrease) in net assets resulting from operations		$ 7,741,019

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,411	$ (44,525)
Net realized gain (loss)	4,264,524	3,542,404
Change in net unrealized appreciation (depreciation)	3,471,084	762,372
Net increase (decrease) in net assets resulting from operations	7,741,019	4,260,251
Distributions to shareholders from net investment income	-	(82,290)
Distributions to shareholders from net realized gain	(6,688,724)	(2,716,672)
Total distributions	(6,688,724)	(2,798,962)
Share transactions - net increase (decrease)	4,707,350	8,335,613
Redemption fees	5,490	3,533
Total increase (decrease) in net assets	5,765,135	9,800,435

Net Assets
Beginning of period	63,061,402	53,260,967
End of period (including accumulated net investment loss of $143,856 and accumulated net investment loss of $149,267, respectively)	$ 68,826,537	$ 63,061,402

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.22	$ 16.00	$ 12.75	$ 10.26	$ 11.41	$ 15.89
Income from Investment Operations
Net investment income (loss) E	.02	.01	(.02)	(.02)	.04	.02
Net realized and unrealized gain (loss)	1.94	1.07	3.27	2.51	(1.16)	(3.09)
Total from investment operations	1.96	1.08	3.25	2.49	(1.12)	(3.07)
Distributions from net investment income	-	(.03)	-	-	(.03)	-
Distributions from net realized gain	(1.65)	(.83)	-	-	-	(1.41)
Total distributions	(1.65)	(.86)	-	-	(.03)	(1.41)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.53	$ 16.22	$ 16.00	$ 12.75	$ 10.26	$ 11.41
Total Return B, C, D	12.77%	7.96%	25.49%	24.27%	(9.81)%	(21.24)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.37% A	1.38%	1.39%	1.44%	1.62%	1.40%
Expenses net of fee waivers, if any	1.37% A	1.38%	1.39%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.34% A	1.37%	1.38%	1.39%	1.40%	1.40%
Net investment income (loss)	.19% A	.04%	(.15)%	(.15)%	.42%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,507	$ 26,547	$ 23,447	$ 19,423	$ 13,010	$ 11,899
Portfolio turnover rate G	159% A	217%	179%	163%	99%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.57	$ 15.43	$ 12.32	$ 9.94	$ 11.07	$ 15.47
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.06)	(.05)	.01	(.01)
Net realized and unrealized gain (loss)	1.87	1.02	3.17	2.43	(1.12)	(3.00)
Total from investment operations	1.86	.99	3.11	2.38	(1.11)	(3.01)
Distributions from net investment income	-	(.02)	-	-	(.02)	-
Distributions from net realized gain	(1.64)	(.83)	-	-	-	(1.39)
Total distributions	(1.64)	(.85)	-	-	(.02)	(1.39)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.79	$ 15.57	$ 15.43	$ 12.32	$ 9.94	$ 11.07
Total Return B, C, D	12.63%	7.62%	25.24%	23.94%	(10.04)%	(21.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.65% A	1.64%	1.66%	1.71%	1.89%	1.64%
Expenses net of fee waivers, if any	1.65% A	1.64%	1.65%	1.65%	1.65%	1.64%
Expenses net of all reductions	1.62% A	1.63%	1.64%	1.64%	1.65%	1.62%
Net investment income (loss)	(.08)% A	(.23)%	(.40)%	(.40)%	.17%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,968	$ 10,447	$ 9,897	$ 8,018	$ 6,738	$ 9,095
Portfolio turnover rate G	159% A	217%	179%	163%	99%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.23	$ 14.23	$ 11.42	$ 9.26	$ 10.35	$ 14.56
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.12)	(.10)	(.03)	(.07)
Net realized and unrealized gain (loss)	1.70	.93	2.93	2.26	(1.06)	(2.81)
Total from investment operations	1.66	.83	2.81	2.16	(1.09)	(2.88)
Distributions from net realized gain	(1.61)	(.83)	-	-	-	(1.33)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.28	$ 14.23	$ 14.23	$ 11.42	$ 9.26	$ 10.35
Total Return B, C, D	12.38%	7.11%	24.61%	23.33%	(10.53)%	(21.80)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.14% A	2.13%	2.15%	2.21%	2.38%	2.14%
Expenses net of fee waivers, if any	2.14% A	2.13%	2.15%	2.15%	2.15%	2.14%
Expenses net of all reductions	2.11% A	2.12%	2.13%	2.14%	2.15%	2.14%
Net investment income (loss)	(.57)% A	(.72)%	(.90)%	(.90)%	(.33)%	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,334	$ 2,577	$ 3,170	$ 3,643	$ 3,550	$ 5,090
Portfolio turnover rate G	159% A	217%	179%	163%	99%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 14.26	$ 11.44	$ 9.27	$ 10.37	$ 14.59
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.12)	(.10)	(.03)	(.07)
Net realized and unrealized gain (loss)	1.71	.93	2.94	2.27	(1.07)	(2.81)
Total from investment operations	1.67	.84	2.82	2.17	(1.10)	(2.88)
Distributions from net realized gain	(1.62)	(.83)	-	-	-	(1.34)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.32	$ 14.27	$ 14.26	$ 11.44	$ 9.27	$ 10.37
Total Return B, C, D	12.42%	7.17%	24.65%	23.41%	(10.61)%	(21.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	2.09%	2.11%	2.12%	2.38%	2.15%
Expenses net of fee waivers, if any	2.08% A	2.09%	2.11%	2.12%	2.15%	2.15%
Expenses net of all reductions	2.05% A	2.08%	2.09%	2.11%	2.15%	2.14%
Net investment income (loss)	(.52)% A	(.68)%	(.86)%	(.87)%	(.33)%	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,483	$ 13,507	$ 7,341	$ 9,288	$ 2,955	$ 3,430
Portfolio turnover rate G	159% A	217%	179%	163%	99%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.04	$ 16.72	$ 13.27	$ 10.66	$ 11.84	$ 16.41
Income from Investment Operations
Net investment income (loss) D	.05	.07	.03	.02	.06	.06
Net realized and unrealized gain (loss)	2.05	1.13	3.42	2.60	(1.20)	(3.22)
Total from investment operations	2.10	1.20	3.45	2.62	(1.14)	(3.16)
Distributions from net investment income	-	(.05)	-	(.01)	(.04)	-
Distributions from net realized gain	(1.68)	(.83)	-	-	-	(1.41)
Total distributions	(1.68)	(.88)	-	(.01)	(.04)	(1.41)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 17.46	$ 17.04	$ 16.72	$ 13.27	$ 10.66	$ 11.84
Total Return B, C	12.97%	8.33%	26.00%	24.62%	(9.59)%	(21.09)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	1.00%	1.03%	1.09%	1.15%	1.14%
Expenses net of fee waivers, if any	1.02% A	1.00%	1.03%	1.09%	1.15%	1.14%
Expenses net of all reductions	.99% A	.99%	1.01%	1.08%	1.15%	1.14%
Net investment income (loss)	.55% A	.41%	.22%	.16%	.67%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,535	$ 9,984	$ 9,406	$ 9,013	$ 5,990	$ 398
Portfolio turnover rate F	159% A	217%	179%	163%	99%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,539,735
Gross unrealized depreciation	(871,415)
Net unrealized appreciation (depreciation) on securities and other investments	$ 10,668,320

Tax cost	$ 60,083,327

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $51,379,385 and $53,220,302, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 34,581	$ 605
Class T	.25%	.25%	28,152	404
Class B	.75%	.25%	12,491	9,404
Class C	.75%	.25%	70,509	13,068
			$ 145,733	$ 23,481

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,983
Class T	2,909
Class B*	502
Class C*	701
$ 12,095

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 39,553.29
Class T	17,548.31
Class B	3,783.30
Class C	17,541.25
Institutional Class	9,129.19
	$ 87,554

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,363 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $79 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $832. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,151 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ -	$ 44,402
Class T	-	11,934
Institutional Class	-	25,954
Total	$ -	$ 82,290

From net realized gain
Class A	$ 2,760,014	$ 1,117,697
Class T	1,156,074	525,372
Class B	276,657	185,641
Class C	1,553,543	423,815
Institutional Class	942,436	464,147
Total	$ 6,688,724	$ 2,716,672

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	419,858	717,075	$ 6,882,591	$ 11,323,395
Reinvestment of distributions	153,086	76,740	2,439,621	1,020,698
Shares redeemed	(424,643)	(622,172)	(6,933,217)	(9,280,575)
Net increase (decrease)	148,301	171,643	$ 2,388,995	$ 3,063,518
Class T
Shares sold	85,202	117,936	$ 1,338,169	$ 1,759,305
Reinvestment of distributions	73,194	40,961	1,114,030	523,233
Shares redeemed	(71,472)	(129,403)	(1,107,905)	(1,880,946)
Net increase (decrease)	86,924	29,494	$ 1,344,294	$ 401,592
Class B
Shares sold	2,564	21,180	$ 35,895	$ 276,635
Reinvestment of distributions	16,131	13,190	223,127	154,193
Shares redeemed	(36,277)	(76,089)	(511,558)	(1,037,384)
Net increase (decrease)	(17,582)	(41,719)	$ (252,536)	$ (606,556)
Class C
Shares sold	169,574	581,986	$ 2,415,806	$ 8,055,378
Reinvestment of distributions	102,005	33,472	1,411,723	392,295
Shares redeemed	(136,614)	(183,759)	(1,954,679)	(2,469,033)
Net increase (decrease)	134,965	431,699	$ 1,872,850	$ 5,978,640
Institutional Class
Shares sold	144,266	1,043,471	$ 2,494,946	$ 16,050,433
Reinvestment of distributions	46,665	13,483	784,588	188,283
Shares redeemed	(230,790)	(1,033,551)	(3,925,787)	(16,740,297)
Net increase (decrease)	(39,859)	23,403	$ (646,253)	$ (501,581)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.40%
Actual		$ 1,000.00	$ 1,048.50	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,047.30	$ 8.51
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,044.90	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,045.00	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,049.30	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Broadcom Corp. Class A	9.6	9.7
Intel Corp.	8.4	3.6
Altera Corp.	7.7	5.3
Avago Technologies Ltd.	5.4	4.1
Skyworks Solutions, Inc.	5.3	2.1
Freescale Semiconductor Holdings I Ltd.	5.3	5.2
Intersil Corp. Class A	4.8	4.4
Marvell Technology Group Ltd.	4.2	4.8
Flextronics International Ltd.	2.9	2.2
ON Semiconductor Corp.	2.9	3.9
	56.5
Top Industries (% of fund's net assets)
As of January 31, 2013
Semiconductors & Semiconductor Equipment	78.6%
Electronic Equipment & Components	10.6%
Computers & Peripherals	4.7%
Communications Equipment	2.8%
Software	0.1%
All Others*	3.2%

As of July 31, 2012
Semiconductors & Semiconductor Equipment	81.1%
Electronic Equipment & Components	9.2%
Communications Equipment	6.7%
Computers & Peripherals	1.3%
Biotechnology	0.0%
All Others*	1.7%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Electronics Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)(f)	64,879	$ 1
COMMUNICATIONS EQUIPMENT - 2.8%
Communications Equipment - 2.8%
Brocade Communications Systems, Inc. (a)	5,146	29,435
Polycom, Inc. (a)	10,638	117,337
QUALCOMM, Inc.	3,140	207,334
		354,106
COMPUTERS & PERIPHERALS - 4.7%
Computer Hardware - 4.1%
Apple, Inc.	747	340,117
Hewlett-Packard Co.	11,222	185,275
		525,392
Computer Storage & Peripherals - 0.6%
SanDisk Corp. (a)	1,664	83,183
TOTAL COMPUTERS & PERIPHERALS		608,575
ELECTRONIC EQUIPMENT & COMPONENTS - 10.6%
Electronic Components - 2.4%
Aeroflex Holding Corp. (a)	21,955	153,465
Amphenol Corp. Class A	10	676
Audience, Inc.	724	8,847
Corning, Inc.	4,360	52,320
InvenSense, Inc. (a)(d)	5,492	80,183
Universal Display Corp. (a)	228	6,343
		301,834
Electronic Equipment & Instruments - 0.1%
TPK Holding Co. Ltd.	1,000	17,203
Electronic Manufacturing Services - 8.1%
Benchmark Electronics, Inc. (a)	3,448	60,547
Fabrinet (a)	1,388	20,320
Flextronics International Ltd. (a)	59,832	371,557
Jabil Circuit, Inc.	19,339	365,700
TE Connectivity Ltd.	271	10,536
TTM Technologies, Inc. (a)	25,632	204,287
Viasystems Group, Inc. (a)	12	169
		1,033,116
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,352,153
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 76.9%
Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc. (a)	15	230
Amkor Technology, Inc. (a)	1,392	6,445
Applied Materials, Inc.	1,843	23,793
ASML Holding NV	1,727	129,680
Cabot Microelectronics Corp.	50	1,848
Cohu, Inc.	20	210

	Shares	Value
Cymer, Inc. (a)	102	$ 10,503
Entegris, Inc. (a)	2,955	29,136
KLA-Tencor Corp.	971	53,318
Lam Research Corp. (a)	1,906	78,413
MEMC Electronic Materials, Inc. (a)	82	341
Nanometrics, Inc. (a)	337	5,261
Teradyne, Inc. (a)	24	388
		339,566
Semiconductors - 74.2%
Advanced Micro Devices, Inc. (a)	600	1,560
Alpha & Omega Semiconductor Ltd. (a)	1,885	15,287
Altera Corp.	29,273	978,304
ANADIGICS, Inc. (a)	4,043	10,431
Analog Devices, Inc.	2,898	126,469
Applied Micro Circuits Corp. (a)	388	3,325
Atmel Corp. (a)	2,456	16,455
Avago Technologies Ltd.	19,229	687,821
Broadcom Corp. Class A	37,649	1,221,708
Chipbond Technology Corp.	3,000	6,177
Cirrus Logic, Inc. (a)	475	13,409
Cypress Semiconductor Corp.	32,081	329,472
Entropic Communications, Inc. (a)	6,456	33,829
Exar Corp. (a)	30	315
Fairchild Semiconductor International, Inc. (a)	1,141	16,853
First Solar, Inc. (a)	1,583	44,609
Freescale Semiconductor Holdings I Ltd. (a)(d)	46,681	674,540
Inphi Corp. (a)	11,853	95,180
Intel Corp.	50,988	1,072,788
Intermolecular, Inc. (a)	5,076	47,613
Intersil Corp. Class A	71,408	617,679
Lattice Semiconductor Corp. (a)	6,200	27,590
Linear Technology Corp.	1,080	39,550
LSI Corp. (a)	40	282
M/A-COM Technology Solutions, Inc.	2,518	42,655
Marvell Technology Group Ltd.	57,402	530,969
Maxim Integrated Products, Inc.	2,050	64,473
MediaTek, Inc.	5,000	54,690
Mellanox Technologies Ltd. (a)	665	35,391
Microchip Technology, Inc.	6,147	205,617
Micron Technology, Inc. (a)	41,739	315,547
Motech Industries, Inc. (a)	1	1
NVIDIA Corp.	22,268	273,006
NXP Semiconductors NV (a)	1,719	51,553
O2Micro International Ltd. sponsored ADR (a)	9,481	29,012
ON Semiconductor Corp. (a)	47,260	370,991
PMC-Sierra, Inc. (a)	46,997	271,643
RDA Microelectronics, Inc. sponsored ADR	709	8,352
RF Micro Devices, Inc. (a)	1,619	8,095
Samsung Electronics Co. Ltd.	34	45,250
Skyworks Solutions, Inc. (a)	28,531	683,032
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Spreadtrum Communications, Inc. ADR	1,430	$ 22,165
Texas Instruments, Inc.	10,240	338,739
Trident Microsystems, Inc. (a)	19	0
Volterra Semiconductor Corp. (a)	3,347	55,025
Xilinx, Inc.	80	2,919
		9,490,371
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		9,829,937
SOFTWARE - 0.1%
Home Entertainment Software - 0.0%
Zynga, Inc. (a)	135	366
Systems Software - 0.1%
Allot Communications Ltd. (a)	1,381	19,044
TOTAL SOFTWARE		19,410
TOTAL COMMON STOCKS (Cost $15,048,264)		12,164,182
Convertible Bonds - 1.7%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
Semiconductors - 1.7%
Micron Technology, Inc.:
1.875% 8/1/31	$ 70,000	71,531
3.125% 5/1/32 (e)	130,000	141,294
(Cost $180,739)		212,825
Money Market Funds - 10.1%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	489,552	$ 489,552
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	799,450	799,450
TOTAL MONEY MARKET FUNDS (Cost $1,289,002)		1,289,002
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $16,518,005)	13,666,009
NET OTHER ASSETS (LIABILITIES) - (6.9)%	(878,574)
NET ASSETS - 100%	$ 12,787,435
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $141,294 or 1.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 234,942
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 399
Fidelity Securities Lending Cash Central Fund	2,982
Total	$ 3,381
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 12,164,182	$ 12,164,181	$ -	$ 1
Convertible Bonds	212,825	-	212,825	-
Money Market Funds	1,289,002	1,289,002	-	-
Total Investments in Securities:	$ 13,666,009	$ 13,453,183	$ 212,825	$ 1
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	78.7%
Bermuda	9.6%
Singapore	8.3%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $783,835) - See accompanying schedule: Unaffiliated issuers (cost $15,229,003)	$ 12,377,007
Fidelity Central Funds (cost $1,289,002)	1,289,002
Total Investments (cost $16,518,005)		$ 13,666,009
Cash		26,441
Receivable for investments sold		205,322
Receivable for fund shares sold		7,213
Dividends receivable		1,469
Interest receivable		1,672
Distributions receivable from Fidelity Central Funds		128
Prepaid expenses		40
Receivable from investment adviser for expense reductions		4,310
Other receivables		3,715
Total assets		13,916,319

Liabilities
Payable for investments purchased	$ 247,298
Payable for fund shares redeemed	33,552
Accrued management fee	5,877
Distribution and service plan fees payable	5,138
Other affiliated payables	3,404
Other payables and accrued expenses	34,165
Collateral on securities loaned, at value	799,450
Total liabilities		1,128,884

Net Assets		$ 12,787,435
Net Assets consist of:
Paid in capital		$ 23,938,413
Accumulated net investment loss		(110,276)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,188,703)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,851,999)
Net Assets		$ 12,787,435

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,181,891 ÷ 584,830 shares)	$ 8.86

Maximum offering price per share (100/94.25 of $8.86)	$ 9.40
Class T: Net Asset Value and redemption price per share ($3,488,653 ÷ 404,126 shares)	$ 8.63

Maximum offering price per share (100/96.50 of $8.63)	$ 8.94
Class B: Net Asset Value and offering price per share ($354,193 ÷ 43,504 shares)A	$ 8.14

Class C: Net Asset Value and offering price per share ($2,848,739 ÷ 350,282 shares)A	$ 8.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($913,959 ÷ 99,861 shares)	$ 9.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 88,391
Interest		1,155
Income from Fidelity Central Funds		3,381
Total income		92,927

Expenses
Management fee	$ 39,529
Transfer agent fees	21,945
Distribution and service plan fees	33,404
Accounting and security lending fees	2,845
Custodian fees and expenses	16,715
Independent trustees' compensation	50
Registration fees	49,683
Audit	23,235
Legal	72
Miscellaneous	71
Total expenses before reductions	187,549
Expense reductions	(75,496)	112,053
Net investment income (loss)		(19,126)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,252,370)
Foreign currency transactions	36
Total net realized gain (loss)		(1,252,334)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,680,489
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		1,680,486
Net gain (loss)		428,152
Net increase (decrease) in net assets resulting from operations		$ 409,026

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (19,126)	$ (132,080)
Net realized gain (loss)	(1,252,334)	(811,690)
Change in net unrealized appreciation (depreciation)	1,680,486	(927,864)
Net increase (decrease) in net assets resulting from operations	409,026	(1,871,634)
Share transactions - net increase (decrease)	(4,981,913)	925,003
Redemption fees	576	775
Total increase (decrease) in net assets	(4,572,311)	(945,856)

Net Assets
Beginning of period	17,359,746	18,305,602
End of period (including accumulated net investment loss of $110,276 and accumulated net investment loss of $91,150, respectively)	$ 12,787,435	$ 17,359,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.45	$ 8.93	$ 7.14	$ 6.59	$ 6.79	$ 9.11
Income from Investment Operations
Net investment income (loss) E	- I	(.05)	(.04)	(.01)	.04	- I
Net realized and unrealized gain (loss)	.41	(.43)	1.83	.59	(.24)	(2.32)
Total from investment operations	.41	(.48)	1.79	.58	(.20)	(2.32)
Distributions from net investment income	-	-	-	(.03)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.86	$ 8.45	$ 8.93	$ 7.14	$ 6.59	$ 6.79
Total Return B, C, D	4.85%	(5.38)%	25.07%	8.74%	(2.95)%	(25.47)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.42% A	1.88%	1.89%	1.97%	2.44%	1.72%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.35% A	1.39%	1.39%	1.39%	1.40%	1.39%
Net investment income (loss)	(.04)% A	(.53)%	(.40)%	(.15)%	.69%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,182	$ 6,000	$ 7,537	$ 5,394	$ 5,433	$ 3,970
Portfolio turnover rate G	119% A	140%	166%	87%	92%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.73	$ 7.00	$ 6.46	$ 6.67	$ 8.98
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.06)	(.03)	.02	(.02)
Net realized and unrealized gain (loss)	.40	(.42)	1.79	.58	(.23)	(2.29)
Total from investment operations	.39	(.49)	1.73	.55	(.21)	(2.31)
Distributions from net investment income	-	-	-	(.01)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.63	$ 8.24	$ 8.73	$ 7.00	$ 6.46	$ 6.67
Total Return B, C, D	4.73%	(5.61)%	24.71%	8.50%	(3.15)%	(25.72)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.73% A	2.23%	2.25%	2.26%	2.77%	2.02%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61% A	1.64%	1.64%	1.64%	1.65%	1.64%
Net investment income (loss)	(.30)% A	(.78)%	(.65)%	(.40)%	.44%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,489	$ 3,909	$ 4,476	$ 3,862	$ 4,195	$ 4,635
Portfolio turnover rate G	119% A	140%	166%	87%	92%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.79	$ 8.29	$ 6.69	$ 6.19	$ 6.43	$ 8.70
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.09)	(.06)	- I	(.06)
Net realized and unrealized gain (loss)	.38	(.40)	1.69	.56	(.24)	(2.21)
Total from investment operations	.35	(.50)	1.60	.50	(.24)	(2.27)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.14	$ 7.79	$ 8.29	$ 6.69	$ 6.19	$ 6.43
Total Return B, C, D	4.49%	(6.03)%	23.92%	8.08%	(3.73)%	(26.09)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.18% A	2.70%	2.76%	2.73%	3.22%	2.48%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.10% A	2.15%	2.14%	2.15%	2.15%	2.14%
Net investment income (loss)	(.79)% A	(1.29)%	(1.15)%	(.90)%	(.06)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 354	$ 459	$ 691	$ 1,073	$ 1,197	$ 2,027
Portfolio turnover rate G	119% A	140%	166%	87%	92%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.78	$ 8.29	$ 6.68	$ 6.18	$ 6.42	$ 8.69
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.09)	(.06)	- I	(.06)
Net realized and unrealized gain (loss)	.38	(.41)	1.70	.56	(.24)	(2.21)
Total from investment operations	.35	(.51)	1.61	.50	(.24)	(2.27)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.13	$ 7.78	$ 8.29	$ 6.68	$ 6.18	$ 6.42
Total Return B, C, D	4.50%	(6.15)%	24.10%	8.09%	(3.74)%	(26.12)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.16% A	2.65%	2.70%	2.72%	3.21%	2.47%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.14%	2.14%	2.14%	2.15%	2.14%
Net investment income (loss)	(.80)% A	(1.28)%	(1.15)%	(.90)%	(.06)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,849	$ 3,721	$ 3,836	$ 3,256	$ 3,016	$ 3,325
Portfolio turnover rate G	119% A	140%	166%	87%	92%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 9.19	$ 7.33	$ 6.75	$ 6.94	$ 9.30
Income from Investment Operations
Net investment income (loss) D	.01	(.02)	(.01)	.01	.05	.02
Net realized and unrealized gain (loss)	.42	(.45)	1.87	.60	(.24)	(2.38)
Total from investment operations	.43	(.47)	1.86	.61	(.19)	(2.36)
Distributions from net investment income	-	-	-	(.03)	-	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 9.15	$ 8.72	$ 9.19	$ 7.33	$ 6.75	$ 6.94
Total Return B, C	4.93%	(5.11)%	25.38%	9.10%	(2.74)%	(25.38)%
Ratios to Average Net Assets E, G
Expenses before reductions	2.05% A	1.55%	1.42%	1.64%	2.16%	1.47%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.11% A	1.14%	1.14%	1.14%	1.15%	1.14%
Net investment income (loss)	.20% A	(.28)%	(.15)%	.11%	.94%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 914	$ 3,271	$ 1,765	$ 645	$ 367	$ 353
Portfolio turnover rate F	119% A	140%	166%	87%	92%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. Restricted equity securities and private placements for which observable inputs

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

are not available are valued using alternate valuation approaches, including the market approach and the income approach and are generally categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 284,879
Gross unrealized depreciation	(3,420,733)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,135,854)

Tax cost	$ 16,801,863

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2013	$ (279,201)
2016	(310,663)
2017	(5,202,838)
Total with expiration	(5,792,702)
No expiration
Long-term	(125,602)
Total capital loss carryforward	$ (5,918,304)

The Fund intends to elect to defer to its fiscal year ending July 31, 2013 approximately $767,744 of capital losses recognized during the period November 1, 2011 to July 31, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,301,528 and $13,405,987, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,716	$ 143
Class T	.25%	.25%	8,526	78
Class B	.75%	.25%	1,981	1,489
Class C	.75%	.25%	16,181	2,363
			$ 33,404	$ 4,073

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,657
Class T	1,040
Class B*	1,018
Class C*	186
$ 4,901

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,111.30
Class T	6,281.37
Class B	607.31
Class C	5,003.31
Institutional Class	1,943.22
	$ 21,945

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,277 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,982. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 27,284
Class T	1.65%	18,311
Class B	2.15%	2,020
Class C	2.15%	16,409
Institutional Class	1.15%	8,250
		$ 72,274

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,222 for the period.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	63,987	461,275	$ 518,032	$ 4,417,052
Shares redeemed	(189,527)	(595,271)	(1,564,517)	(4,948,629)
Net increase (decrease)	(125,540)	(133,996)	$ (1,046,485)	$ (531,577)
Class T
Shares sold	56,800	90,140	$ 473,949	$ 795,072
Shares redeemed	(127,036)	(128,587)	(1,009,898)	(1,079,505)
Net increase (decrease)	(70,236)	(38,447)	$ (535,949)	$ (284,433)
Class B
Shares sold	671	10,206	$ 4,771	$ 91,605
Shares redeemed	(16,065)	(34,653)	(124,197)	(276,903)
Net increase (decrease)	(15,394)	(24,447)	$ (119,426)	$ (185,298)
Class C
Shares sold	32,844	171,249	$ 255,312	$ 1,492,502
Shares redeemed	(160,720)	(156,060)	(1,200,436)	(1,218,105)
Net increase (decrease)	(127,876)	15,189	$ (945,124)	$ 274,397
Institutional Class
Shares sold	14,285	380,436	$ 124,909	$ 3,355,122
Shares redeemed	(289,695)	(197,302)	(2,459,838)	(1,703,208)
Net increase (decrease)	(275,410)	183,134	$ (2,334,929)	$ 1,651,914

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Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.17%
Actual		$ 1,000.00	$ 1,132.60	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.37%
Actual		$ 1,000.00	$ 1,131.50	$ 7.36
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class B	1.92%
Actual		$ 1,000.00	$ 1,128.30	$ 10.30
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.91%
Actual		$ 1,000.00	$ 1,128.60	$ 10.25
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,134.30	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	9.7	12.4
Exxon Mobil Corp.	9.7	10.3
Occidental Petroleum Corp.	6.2	7.6
National Oilwell Varco, Inc.	4.2	4.8
Hess Corp.	4.2	3.5
Concho Resources, Inc.	3.6	0.4
Halliburton Co.	3.5	1.2
Murphy Oil Corp.	3.4	1.0
Anadarko Petroleum Corp.	3.4	1.6
Ensco PLC Class A	3.1	1.9
	51.0
Top Industries (% of fund's net assets)
As of January 31, 2013
Oil, Gas & Consumable Fuels	74.6%
Energy Equipment & Services	23.2%
Chemicals	1.0%
Metals & Mining	0.3%
Hotels, Restaurants & Leisure	0.0%
All Others*	0.9%

As of July 31, 2012
Oil, Gas & Consumable Fuels	73.8%
Energy Equipment & Services	23.3%
Chemicals	0.6%
Construction & Engineering	0.4%
Hotels, Restaurants & Leisure	0.0%
All Others*	1.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Energy Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CHEMICALS - 1.0%
Commodity Chemicals - 1.0%
LyondellBasell Industries NV Class A	105,610	$ 6,697,786
ENERGY EQUIPMENT & SERVICES - 23.2%
Oil & Gas Drilling - 7.7%
Discovery Offshore S.A. (a)(e)	676,590	1,597,688
Ensco PLC Class A	320,635	20,382,767
Helmerich & Payne, Inc.	97,676	6,284,474
Noble Corp.	437,664	17,725,392
Northern Offshore Ltd.	328,887	593,007
Tuscany International Drilling, Inc. (a)	1,080,000	259,876
Unit Corp. (a)	42,700	2,055,151
Vantage Drilling Co. (a)	840,800	1,572,296
		50,470,651
Oil & Gas Equipment & Services - 15.5%
Anton Oilfield Services Group	438,000	208,964
C&J Energy Services, Inc. (a)	14,500	332,195
Cameron International Corp. (a)	141,741	8,973,623
Core Laboratories NV	34,282	4,375,754
FMC Technologies, Inc. (a)	59,400	2,812,590
Forum Energy Technologies, Inc.	63,197	1,612,155
Geospace Technologies Corp. (a)	7,858	708,477
Halliburton Co.	564,658	22,970,287
McDermott International, Inc. (a)	154,106	1,875,470
National Oilwell Varco, Inc.	377,107	27,958,713
Oceaneering International, Inc.	12,000	758,520
Oil States International, Inc. (a)	75,750	5,876,685
Schlumberger Ltd.	249,693	19,488,539
Superior Energy Services, Inc. (a)	83,484	2,084,595
Total Energy Services, Inc.	53,200	810,748
Weatherford International Ltd. (a)	131,190	1,751,387
		102,598,702
TOTAL ENERGY EQUIPMENT & SERVICES		153,069,353
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights	66,553	1
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
SunCoke Energy, Inc. (a)	103,402	1,714,405
OIL, GAS & CONSUMABLE FUELS - 74.6%
Coal & Consumable Fuels - 1.1%
Alpha Natural Resources, Inc. (a)	95,000	841,700
Peabody Energy Corp.	257,114	6,466,417
		7,308,117
Integrated Oil & Gas - 37.8%
Chevron Corp.	553,410	63,725,162
Exxon Mobil Corp.	707,994	63,698,220

	Shares	Value
Hess Corp.	415,961	$ 27,935,941
InterOil Corp. (a)(d)	55,700	3,324,176
Murphy Oil Corp.	379,912	22,612,362
Occidental Petroleum Corp.	466,356	41,165,244
Royal Dutch Shell PLC Class A sponsored ADR	159,508	11,248,504
Suncor Energy, Inc.	468,360	15,918,793
		249,628,402
Oil & Gas Exploration & Production - 26.1%
Anadarko Petroleum Corp.	280,129	22,415,923
Apache Corp.	13,158	1,102,114
Bankers Petroleum Ltd. (a)	380,500	1,171,180
BPZ Energy, Inc. (a)	221,964	699,187
Cabot Oil & Gas Corp.	207,391	10,946,097
Cobalt International Energy, Inc. (a)	196,900	4,766,949
Concho Resources, Inc. (a)	261,603	23,863,426
Continental Resources, Inc. (a)	29,700	2,468,664
Energy XXI (Bermuda) Ltd.	19,300	604,476
EOG Resources, Inc.	162,947	20,365,116
EQT Corp.	327,600	19,462,716
EV Energy Partners LP	69,800	4,104,240
Gulfport Energy Corp. (a)	49,625	2,048,024
Halcon Resources Corp.	300,000	2,292,000
Kodiak Oil & Gas Corp. (a)	151,332	1,392,254
Marathon Oil Corp.	244,504	8,217,779
Noble Energy, Inc.	143,054	15,419,791
Northern Oil & Gas, Inc. (a)	204,993	3,390,584
Oasis Petroleum, Inc. (a)	140,400	5,037,552
Painted Pony Petroleum Ltd. Class A (a)	142,700	1,430,720
Pioneer Natural Resources Co.	162,820	19,137,863
Range Resources Corp.	17,800	1,195,626
Rosetta Resources, Inc. (a)	17,081	905,635
TAG Oil Ltd. (a)	77,800	364,273
		172,802,189
Oil & Gas Refining & Marketing - 6.2%
Calumet Specialty Products Partners LP	102,291	3,242,625
Marathon Petroleum Corp.	172,587	12,807,681
Northern Tier Energy LP Class A	89,265	2,249,478
Phillips 66	225,100	13,634,307
Tesoro Corp.	60,126	2,927,535
Valero Energy Corp.	137,324	6,005,179
		40,866,805
Oil & Gas Storage & Transport - 3.4%
Atlas Energy LP	28,135	1,080,665
Atlas Pipeline Partners LP	101,500	3,505,810
Magellan Midstream Partners LP	67,786	3,430,649
Markwest Energy Partners LP	32,400	1,789,128
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Tesoro Logistics LP	98,566	$ 4,336,904
The Williams Companies, Inc.	240,710	8,436,886
		22,580,042
TOTAL OIL, GAS & CONSUMABLE FUELS		493,185,555
TOTAL COMMON STOCKS (Cost $564,706,940)		654,667,100
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.16% (b)	5,882,769	5,882,769
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	3,425,550	3,425,550
TOTAL MONEY MARKET FUNDS (Cost $9,308,319)		9,308,319
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $574,015,259)		663,975,419
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,318,261)
NET ASSETS - 100%		$ 660,657,158
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,597,688 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,816
Fidelity Securities Lending Cash Central Fund	88,897
Total	$ 92,713
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 654,667,100	$ 654,667,099	$ -	$ 1
Money Market Funds	9,308,319	9,308,319	-	-
Total Investments in Securities:	$ 663,975,419	$ 663,975,418	$ -	$ 1
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.9%
United Kingdom	4.8%
Canada	3.7%
Switzerland	3.0%
Curacao	2.9%
Netherlands	1.7%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,324,176) - See accompanying schedule: Unaffiliated issuers (cost $564,706,940)	$ 654,667,100
Fidelity Central Funds (cost $9,308,319)	9,308,319
Total Investments (cost $574,015,259)		$ 663,975,419
Receivable for investments sold Regular delivery		11,348,589
Delayed delivery		101,558
Receivable for fund shares sold		1,247,014
Dividends receivable		131,552
Distributions receivable from Fidelity Central Funds		8,747
Prepaid expenses		1,196
Other receivables		39,461
Total assets		676,853,536

Liabilities
Payable for investments purchased	$ 10,215,239
Payable for fund shares redeemed	1,821,120
Accrued management fee	296,878
Distribution and service plan fees payable	241,019
Other affiliated payables	162,480
Other payables and accrued expenses	34,092
Collateral on securities loaned, at value	3,425,550
Total liabilities		16,196,378

Net Assets		$ 660,657,158
Net Assets consist of:
Paid in capital		$ 611,772,085
Accumulated net investment loss		(793,397)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,281,604)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		89,960,074
Net Assets		$ 660,657,158

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($260,509,527 ÷ 6,853,525 shares)	$ 38.01

Maximum offering price per share (100/94.25 of $38.01)	$ 40.33
Class T: Net Asset Value and redemption price per share ($219,788,195 ÷ 5,665,611 shares)	$ 38.79

Maximum offering price per share (100/96.50 of $38.79)	$ 40.20
Class B: Net Asset Value and offering price per share ($25,652,517 ÷ 724,826 shares)A	$ 35.39

Class C: Net Asset Value and offering price per share ($96,573,417 ÷ 2,709,430 shares)A	$ 35.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($58,133,502 ÷ 1,460,650 shares)	$ 39.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 6,204,370
Interest		15
Income from Fidelity Central Funds		92,713
Total income		6,297,098

Expenses
Management fee	$ 1,806,969
Transfer agent fees	900,045
Distribution and service plan fees	1,471,378
Accounting and security lending fees	118,763
Custodian fees and expenses	8,125
Independent trustees' compensation	2,170
Registration fees	53,065
Audit	24,962
Legal	1,914
Interest	178
Miscellaneous	2,946
Total expenses before reductions	4,390,515
Expense reductions	(64,586)	4,325,929
Net investment income (loss)		1,971,169
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,771,088
Foreign currency transactions	(12,506)
Total net realized gain (loss)		21,758,582
Change in net unrealized appreciation (depreciation) on: Investment securities	56,040,402
Assets and liabilities in foreign currencies	253
Total change in net unrealized appreciation (depreciation)		56,040,655
Net gain (loss)		77,799,237
Net increase (decrease) in net assets resulting from operations		$ 79,770,406

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,971,169	$ 3,591,237
Net realized gain (loss)	21,758,582	(47,752,015)
Change in net unrealized appreciation (depreciation)	56,040,655	(91,975,369)
Net increase (decrease) in net assets resulting from operations	79,770,406	(136,136,147)
Distributions to shareholders from net investment income	(2,261,483)	(3,625,437)
Share transactions - net increase (decrease)	(64,433,113)	(71,627,600)
Redemption fees	8,036	37,255
Total increase (decrease) in net assets	13,083,846	(211,351,929)

Net Assets
Beginning of period	647,573,312	858,925,241
End of period (including accumulated net investment loss of $793,397 and accumulated net investment loss of $503,083, respectively)	$ 660,657,158	$ 647,573,312

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 33.71	$ 40.17	$ 27.70	$ 25.82	$ 50.24	$ 48.28
Income from Investment Operations
Net investment income (loss) E	.14	.25	.11	(.05)	(.04)	(.17)
Net realized and unrealized gain (loss)	4.32	(6.50)	12.47	1.93	(17.48)	5.59
Total from investment operations	4.46	(6.25)	12.58	1.88	(17.52)	5.42
Distributions from net investment income	(.16)	(.21)	(.11)	-	-	-
Distributions from net realized gain	-	-	-	-	(6.90)	(3.46)
Total distributions	(.16)	(.21)	(.11)	-	(6.90)	(3.46)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 38.01	$ 33.71	$ 40.17	$ 27.70	$ 25.82	$ 50.24
Total Return B, C, D	13.26%	(15.58)%	45.46%	7.28%	(38.86)%	11.52%
Ratios to Average Net Assets F, H
Expenses before reductions	1.17% A	1.17%	1.16%	1.20%	1.22%	1.14%
Expenses net of fee waivers, if any	1.17% A	1.17%	1.16%	1.20%	1.22%	1.14%
Expenses net of all reductions	1.15% A	1.17%	1.16%	1.19%	1.21%	1.14%
Net investment income (loss)	.79% A	.72%	.30%	(.16)%	(.14)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 260,510	$ 253,332	$ 331,120	$ 214,407	$ 216,595	$ 355,200
Portfolio turnover rate G	70% A	88%	91%	103%	148%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 34.40	$ 41.04	$ 28.33	$ 26.47	$ 51.40	$ 49.26
Income from Investment Operations
Net investment income (loss) E	.11	.18	.03	(.11)	(.10)	(.29)
Net realized and unrealized gain (loss)	4.40	(6.65)	12.75	1.97	(17.93)	5.72
Total from investment operations	4.51	(6.47)	12.78	1.86	(18.03)	5.43
Distributions from net investment income	(.12)	(.17)	(.07)	-	-	-
Distributions from net realized gain	-	-	-	-	(6.90)	(3.29)
Total distributions	(.12)	(.17)	(.07)	-	(6.90)	(3.29)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 38.79	$ 34.40	$ 41.04	$ 28.33	$ 26.47	$ 51.40
Total Return B, C, D	13.15%	(15.77)%	45.16%	7.03%	(38.99)%	11.27%
Ratios to Average Net Assets F, H
Expenses before reductions	1.37% A	1.38%	1.37%	1.41%	1.45%	1.36%
Expenses net of fee waivers, if any	1.37% A	1.38%	1.37%	1.41%	1.45%	1.36%
Expenses net of all reductions	1.35% A	1.38%	1.37%	1.41%	1.45%	1.35%
Net investment income (loss)	.58% A	.50%	.09%	(.37)%	(.38)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,788	$ 215,488	$ 290,512	$ 219,051	$ 224,376	$ 407,784
Portfolio turnover rate G	70% A	88%	91%	103%	148%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.41	$ 37.61	$ 26.06	$ 24.48	$ 48.35	$ 46.64
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.15)	(.25)	(.22)	(.56)
Net realized and unrealized gain (loss)	4.02	(6.09)	11.71	1.83	(16.75)	5.41
Total from investment operations	4.03	(6.10)	11.56	1.58	(16.97)	4.85
Distributions from net investment income	(.05)	(.10)	(.01)	-	-	-
Distributions from net realized gain	-	-	-	-	(6.90)	(3.14)
Total distributions	(.05)	(.10)	(.01)	-	(6.90)	(3.14)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 35.39	$ 31.41	$ 37.61	$ 26.06	$ 24.48	$ 48.35
Total Return B, C, D	12.83%	(16.22)%	44.38%	6.45%	(39.31)%	10.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.92%	1.93%	1.96%	1.96%	1.93%
Expenses net of fee waivers, if any	1.92% A	1.92%	1.93%	1.96%	1.96%	1.93%
Expenses net of all reductions	1.90% A	1.92%	1.92%	1.95%	1.96%	1.93%
Net investment income (loss)	.04% A	(.03)%	(.46)%	(.92)%	(.89)%	(1.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,653	$ 28,558	$ 49,793	$ 44,330	$ 47,795	$ 98,602
Portfolio turnover rate G	70% A	88%	91%	103%	148%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.63	$ 37.88	$ 26.25	$ 24.65	$ 48.63	$ 46.88
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.15)	(.25)	(.21)	(.54)
Net realized and unrealized gain (loss)	4.05	(6.13)	11.80	1.85	(16.87)	5.45
Total from investment operations	4.06	(6.14)	11.65	1.60	(17.08)	4.91
Distributions from net investment income	(.05)	(.11)	(.02)	-	-	-
Distributions from net realized gain	-	-	-	-	(6.90)	(3.16)
Total distributions	(.05)	(.11)	(.02)	-	(6.90)	(3.16)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 35.64	$ 31.63	$ 37.88	$ 26.25	$ 24.65	$ 48.63
Total Return B, C, D	12.86%	(16.22)%	44.38%	6.49%	(39.31)%	10.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.92%	1.90%	1.94%	1.96%	1.87%
Expenses net of fee waivers, if any	1.91% A	1.92%	1.90%	1.94%	1.96%	1.87%
Expenses net of all reductions	1.89% A	1.91%	1.89%	1.93%	1.95%	1.87%
Net investment income (loss)	.05% A	(.03)%	(.43)%	(.90)%	(.88)%	(1.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,573	$ 93,504	$ 133,476	$ 90,596	$ 86,650	$ 156,393
Portfolio turnover rate G	70% A	88%	91%	103%	148%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 35.28	$ 41.95	$ 28.87	$ 26.83	$ 51.76	$ 49.68
Income from Investment Operations
Net investment income (loss) D	.20	.37	.23	.04	.03	(.02)
Net realized and unrealized gain (loss)	4.52	(6.79)	12.99	2.00	(18.06)	5.74
Total from investment operations	4.72	(6.42)	13.22	2.04	(18.03)	5.72
Distributions from net investment income	(.20)	(.25)	(.14)	-	-	-
Distributions from net realized gain	-	-	-	-	(6.90)	(3.64)
Total distributions	(.20)	(.25)	(.14)	-	(6.90)	(3.64)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 39.80	$ 35.28	$ 41.95	$ 28.87	$ 26.83	$ 51.76
Total Return B, C	13.43%	(15.31)%	45.87%	7.60%	(38.68)%	11.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.87% A	.86%	.86%	.90%	.95%	.85%
Expenses net of fee waivers, if any	.87% A	.86%	.86%	.90%	.95%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.90%	.94%	.85%
Net investment income (loss)	1.09% A	1.03%	.60%	.14%	.13%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,134	$ 56,692	$ 54,024	$ 27,338	$ 18,631	$ 22,250
Portfolio turnover rate F	70% A	88%	91%	103%	148%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 98,752,482
Gross unrealized depreciation	(12,175,141)
Net unrealized appreciation (depreciation) on securities and other investments	$ 86,577,341

Tax cost	$ 577,398,078

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (2,848,921)
2018	(2,715,383)
Total with expiration	(5,564,304)
No expiration
Short-term	(37,168,783)
Total capital loss carryforward	$ (42,733,087)

The Fund intends to elect to defer to its fiscal year ending July 31, 2013 approximately $16,119,567 of capital losses recognized during the period November 1, 2011 to July 31, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $223,840,367 and $281,559,980, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 317,784	$ 6,098
Class T	.25%	.25%	539,904	6,764
Class B	.75%	.25%	134,483	101,248
Class C	.75%	.25%	479,207	52,773
			$ 1,471,378	$ 166,883

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49,617
Class T	9,226
Class B*	18,679
Class C*	3,748
$ 81,270

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 379,354.30
Class T	272,099.25
Class B	40,520.30
Class C	136,612.29
Institutional Class	71,460.25
	$ 900,045

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,638 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,352,000.44%		$ 178

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $795 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned

Semiannual Report

7. Security Lending - continued

securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $88,897, including $11,612 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $64,586 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 1,079,571	$ 1,638,737
Class T	706,555	1,147,864
Class B	36,766	121,615
Class C	148,890	359,185
Institutional Class	289,701	358,036
Total	$ 2,261,483	$ 3,625,437

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	727,583	1,965,815	$ 26,070,186	$ 67,878,173
Reinvestment of distributions	27,200	41,823	963,678	1,442,046
Shares redeemed	(1,417,298)	(2,734,716)	(50,218,641)	(93,508,870)
Net increase (decrease)	(662,515)	(727,078)	$ (23,184,777)	$ (24,188,651)
Class T
Shares sold	224,739	716,955	$ 8,184,727	$ 25,119,936
Reinvestment of distributions	18,548	30,771	670,876	1,084,070
Shares redeemed	(842,061)	(1,562,534)	(30,436,163)	(54,290,373)
Net increase (decrease)	(598,774)	(814,808)	$ (21,580,560)	$ (28,086,367)
Class B
Shares sold	8,024	77,487	$ 268,027	$ 2,508,867
Reinvestment of distributions	989	3,337	32,636	107,704
Shares redeemed	(193,453)	(495,555)	(6,426,615)	(15,865,000)
Net increase (decrease)	(184,440)	(414,731)	$ (6,125,952)	$ (13,248,429)
Class C
Shares sold	252,232	443,617	$ 8,426,957	$ 14,508,195
Reinvestment of distributions	3,815	9,390	126,845	305,281
Shares redeemed	(502,416)	(1,020,680)	(16,666,683)	(32,456,638)
Net increase (decrease)	(246,369)	(567,673)	$ (8,112,881)	$ (17,643,162)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Institutional Class
Shares sold	526,634	947,827	$ 19,631,950	$ 33,843,047
Reinvestment of distributions	6,056	7,770	224,624	279,800
Shares redeemed	(679,172)	(636,276)	(25,285,517)	(22,583,838)
Net increase (decrease)	(146,482)	319,321	$ (5,428,943)	$ 11,539,009

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.30%
Actual		$ 1,000.00	$ 1,178.10	$ 7.14
Hypothetical A		$ 1,000.00	$ 1,018.65	$ 6.61
Class T	1.56%
Actual		$ 1,000.00	$ 1,177.10	$ 8.56
Hypothetical A		$ 1,000.00	$ 1,017.34	$ 7.93
Class B	2.05%
Actual		$ 1,000.00	$ 1,173.40	$ 11.23
Hypothetical A		$ 1,000.00	$ 1,014.87	$ 10.41
Class C	2.05%
Actual		$ 1,000.00	$ 1,173.80	$ 11.23
Hypothetical A		$ 1,000.00	$ 1,014.87	$ 10.41
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,180.90	$ 5.33
Hypothetical A		$ 1,000.00	$ 1,020.32	$ 4.94

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Comerica, Inc.	6.2	0.3
Citigroup, Inc.	5.0	4.0
American International Group, Inc.	4.1	0.4
Big Yellow Group PLC	4.1	3.6
HCP, Inc.	3.9	3.4
Health Care REIT, Inc.	3.7	3.1
VeriFone Systems, Inc.	3.4	0.2
A.F.P. Provida SA sponsored ADR	2.3	0.5
Ventas, Inc.	2.2	1.5
The Blackstone Group LP	2.0	1.6
	36.9
Top Industries (% of fund's net assets)
As of January 31, 2013
Real Estate Investment Trusts	29.0%
Commercial Banks	24.0%
Insurance	13.2%
Capital Markets	12.1%
Diversified Financial Services	9.2%
All Others*	12.5%

As of July 31, 2012
Real Estate Investment Trusts	28.1%
Commercial Banks	17.7%
Diversified Financial Services	13.0%
Insurance	12.8%
Capital Markets	10.9%
All Others*	17.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Financial Services Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CAPITAL MARKETS - 12.1%
Asset Management & Custody Banks - 7.8%
A.F.P. Provida SA sponsored ADR	25,100	$ 2,758,490
Affiliated Managers Group, Inc. (a)	114	16,408
AllianceBernstein Holding LP	3,200	65,152
Ameriprise Financial, Inc.	200	13,264
Apollo Global Management LLC Class A	83,539	1,860,414
Ares Capital Corp.	67,016	1,200,257
Bank of New York Mellon Corp.	456	12,385
BlackRock, Inc. Class A	5	1,181
Cohen & Steers, Inc.	2,500	82,225
Franklin Resources, Inc.	105	14,372
Invesco Ltd.	538	14,661
Janus Capital Group, Inc. (d)	92,108	856,604
Legg Mason, Inc.	853	23,585
Northern Trust Corp.	207	10,654
State Street Corp.	300	16,695
The Blackstone Group LP	126,490	2,340,065
		9,286,412
Diversified Capital Markets - 0.9%
HFF, Inc.	8,500	148,240
UBS AG (NY Shares)	55,516	964,313
		1,112,553
Investment Banking & Brokerage - 3.4%
Charles Schwab Corp.	900	14,877
E*TRADE Financial Corp. (a)	1,059	11,236
Evercore Partners, Inc. Class A	57,400	2,199,568
GFI Group, Inc.	320,278	1,088,945
Goldman Sachs Group, Inc.	88	13,012
Investment Technology Group, Inc. (a)	1,125	11,385
Knight Capital Group, Inc. Class A (a)	31,800	118,296
Lazard Ltd. Class A	443	15,350
Macquarie Group Ltd.	393	15,778
Monex Group, Inc.	32	9,364
Morgan Stanley	22,700	518,695
Nomura Holdings, Inc. sponsored ADR	2,800	15,960
		4,032,466
TOTAL CAPITAL MARKETS		14,431,431
COMMERCIAL BANKS - 23.7%
Diversified Banks - 15.8%
Banco ABC Brasil SA rights (a)	185	369
Banco Bilbao Vizcaya Argentaria SA	22,700	225,678
Banco Bradesco SA (PN) sponsored ADR	66,685	1,225,670
Banco de Chile sponsored ADR (d)	101	10,044
Banco Macro SA sponsored ADR (a)	900	14,985
Banco Santander Chile sponsored ADR	259	7,822
Banco Santander SA (Spain) sponsored ADR	1,700	13,906
Banco Santander SA (Brasil) ADR	82,410	611,482
BanColombia SA sponsored ADR (d)	24,285	1,688,050
Bangkok Bank Public Co. Ltd. (For. Reg.)	15,900	117,304

	Shares	Value
Bank of Baroda	5,117	$ 83,346
Bank of the Philippine Islands (BPI)	15,110	37,116
Barclays PLC sponsored ADR (d)	45,294	867,833
BBVA Banco Frances SA sponsored ADR (a)	2,300	10,902
BNP Paribas SA	202	12,674
China CITIC Bank Corp. Ltd. (H Shares)	25,000	17,053
Comerica, Inc.	214,557	7,372,181
CorpBanca SA sponsored ADR	550	11,847
Credicorp Ltd. (NY Shares)	128	20,061
Credit Agricole SA (a)	200	1,977
Criteria CaixaCorp SA	28,700	113,282
Development Credit Bank Ltd. (a)	27,538	24,010
Grupo Financiero Banorte SAB de CV Series O	53,300	367,515
Grupo Financiero Galicia SA sponsored ADR (a)(d)	1,800	11,952
Guaranty Trust Bank PLC GDR (Reg. S)	3,700	29,600
Hana Financial Group, Inc.	2,410	86,387
HDFC Bank Ltd. sponsored ADR	6,400	257,408
Hong Leong Bank Bhd	3,400	15,583
HSBC Holdings PLC sponsored ADR	5,300	301,358
ICICI Bank Ltd. sponsored ADR	41,033	1,879,311
Industrial & Commercial Bank of China Ltd. (H Shares)	6,000	4,518
Intesa Sanpaolo SpA	8,105	16,529
Itau Unibanco Holding SA sponsored ADR	619	10,665
KB Financial Group, Inc.	2,210	78,740
Malayan Banking Bhd	26,557	75,902
National Australia Bank Ltd.	254	7,247
Nordea Bank AB	1,200	13,240
PT Bank Bukopin Tbk	3,467,500	239,569
PT Bank Central Asia Tbk	13,500	13,434
Raiffeisen International Bank-Holding AG	900	40,394
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	1,100	16,203
Standard Chartered PLC (United Kingdom)	491	13,063
Sumitomo Mitsui Financial Group, Inc.	1,300	52,213
Swedbank AB (A Shares)	900	21,234
The Jammu & Kashmir Bank Ltd.	4,314	110,945
The Toronto-Dominion Bank	14,200	1,185,801
U.S. Bancorp	44,868	1,485,131
UniCredit SpA (a)	630	4,068
United Overseas Bank Ltd.	1,000	15,230
Wells Fargo & Co.	350	12,191
Yes Bank Ltd.	1,839	18,024
		18,871,047
Regional Banks - 7.9%
Alerus Financial Corp.	435	13,315
Bancorp New Jersey, Inc.	100	1,323
BancorpSouth, Inc.	4,900	71,050
BancTrust Financial Group, Inc. (a)	20,600	58,710
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Bank of the Ozarks, Inc.	6,516	$ 236,661
BankUnited, Inc.	500	13,450
Boston Private Financial Holdings, Inc.	2,200	20,350
Bridge Capital Holdings (a)	48,490	760,808
BS Financial Group, Inc.	46,460	614,906
Canadian Western Bank, Edmonton (d)	5,100	157,694
Cascade Bancorp (a)	900	6,228
Citizens & Northern Corp.	520	10,348
City Holding Co.	500	18,895
City National Corp.	300	15,888
CNB Financial Corp., Pennsylvania	803	13,643
CoBiz, Inc.	123,300	1,006,128
Fifth Third Bancorp	16,740	272,695
First Business Finance Services, Inc.	500	12,080
First Commonwealth Financial Corp.	15,322	108,327
First Interstate Bancsystem, Inc.	63,212	1,089,143
First Midwest Bancorp, Inc., Delaware	1,200	15,204
First Republic Bank	2,681	95,685
FirstMerit Corp.	800	12,184
FNB Corp., Pennsylvania	1,100	12,749
Glacier Bancorp, Inc.	924	14,396
Huntington Bancshares, Inc.	166,212	1,156,836
NBT Bancorp, Inc.	200	4,148
Northrim Bancorp, Inc.	1,469	31,995
Pacific Continental Corp.	19,828	217,910
PNC Financial Services Group, Inc.	24,073	1,487,711
PrivateBancorp, Inc.	900	15,453
PT Bank Tabungan Negara Tbk	1,052,000	175,740
Regions Financial Corp.	77,457	602,615
Sandy Spring Bancorp, Inc.	200	3,970
SCBT Financial Corp.	500	21,050
SunTrust Banks, Inc.	400	11,348
Susquehanna Bancshares, Inc.	33,214	379,304
SVB Financial Group (a)	312	20,707
UMB Financial Corp.	1,200	53,124
Valley National Bancorp (d)	1,053	10,309
Virginia Commerce Bancorp, Inc. (a)	2,000	26,280
Washington Trust Bancorp, Inc.	5,544	146,140
Webster Financial Corp.	4,400	97,900
Westamerica Bancorp.	100	4,442
Western Alliance Bancorp. (a)	32,000	393,600
		9,512,442
TOTAL COMMERCIAL BANKS		28,383,489
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	1,000	16,200
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. (a)	4,700	43,992

	Shares	Value
CONSUMER FINANCE - 3.1%
Consumer Finance - 3.1%
American Express Co.	8,823	$ 518,881
Capital One Financial Corp.	38,754	2,182,625
DFC Global Corp. (a)	2,000	38,520
EZCORP, Inc. (non-vtg.) Class A (a)	14,666	325,585
First Cash Financial Services, Inc. (a)	3,390	180,721
International Personal Finance PLC	176	1,126
Nelnet, Inc. Class A	700	21,301
Netspend Holdings, Inc. (a)	1,331	14,428
PT Clipan Finance Indonesia Tbk	338,000	15,859
Regional Management Corp.	9,500	159,600
SLM Corp.	12,865	217,290
		3,675,936
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	350	12,572
DIVERSIFIED FINANCIAL SERVICES - 9.2%
Other Diversified Financial Services - 6.0%
Bank of America Corp.	1,156	13,086
BTG Pactual Participations Ltd. unit	14,485	249,133
Challenger Ltd.	71,751	288,064
Citigroup, Inc.	142,165	5,993,676
JPMorgan Chase & Co.	14,850	698,693
		7,242,652
Specialized Finance - 3.2%
BM&F Bovespa SA	1,900	13,301
CBOE Holdings, Inc.	49,175	1,666,049
CME Group, Inc.	184	10,643
IntercontinentalExchange, Inc. (a)	84	11,655
MarketAxess Holdings, Inc.	900	34,029
Moody's Corp.	231	12,663
NYSE Euronext	400	13,828
PHH Corp. (a)	39,022	853,801
The NASDAQ Stock Market, Inc.	41,822	1,184,399
		3,800,368
TOTAL DIVERSIFIED FINANCIAL SERVICES		11,043,020
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV (a)	1,200	18,420
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Las Vegas Sands Corp.	227	12,542
MGM Mirage, Inc. (a)	915	11,685
Wynn Resorts Ltd.	71	8,891
		33,118
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Hotels, Resorts & Cruise Lines - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	200	$ 12,282
TOTAL HOTELS, RESTAURANTS & LEISURE		45,400
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
M.D.C. Holdings, Inc.	400	15,728
PulteGroup, Inc. (a)	1,400	29,036
		44,764
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	1,000	9,292
INSURANCE - 13.2%
Insurance Brokers - 0.5%
Aon PLC	300	17,322
Brasil Insurance Participacoes e Administracao SA	23,000	248,324
Marsh & McLennan Companies, Inc.	6,300	223,524
National Financial Partners Corp. (a)	5,500	96,855
		586,025
Life & Health Insurance - 1.3%
AFLAC, Inc.	204	10,824
AIA Group Ltd.	49,800	198,098
Citizens, Inc. Class A (a)	2,100	21,021
CNO Financial Group, Inc.	1,900	19,513
Delta Lloyd NV	831	16,350
FBL Financial Group, Inc. Class A	200	6,986
Lincoln National Corp.	400	11,592
MetLife, Inc.	5,235	195,475
Phoenix Companies, Inc. (a)	285	7,746
Ping An Insurance Group Co. China Ltd. (H Shares)	3,000	26,904
Prudential Financial, Inc.	14,197	821,722
Resolution Ltd.	2,800	11,657
StanCorp Financial Group, Inc.	2,500	97,225
Symetra Financial Corp.	1,100	15,345
Torchmark Corp.	300	16,713
Unum Group	600	13,986
		1,491,157
Multi-Line Insurance - 4.6%
American International Group, Inc. (a)	129,730	4,907,686
Assurant, Inc.	8,329	318,501
Fairfax Financial Holdings Ltd. (sub. vtg.)	100	35,893
Genworth Financial, Inc. Class A (a)	1,850	16,965
Hartford Financial Services Group, Inc.	3,600	89,280
Loews Corp.	1,900	82,403
Porto Seguro SA	8,100	97,215
		5,547,943

	Shares	Value
Property & Casualty Insurance - 5.0%
ACE Ltd.	25,300	$ 2,158,849
Allied World Assurance Co. Holdings Ltd.	2,000	169,660
Allstate Corp.	300	13,170
Arch Capital Group Ltd. (a)	8,300	385,286
Assured Guaranty Ltd.	700	12,691
Axis Capital Holdings Ltd.	5,400	206,658
Berkshire Hathaway, Inc. Class B (a)	149	14,443
CNA Financial Corp.	3,118	97,126
Erie Indemnity Co. Class A	363	25,896
Fidelity National Financial, Inc. Class A	418	10,492
First American Financial Corp.	4,400	105,116
Hanover Insurance Group, Inc.	1,700	70,652
The Travelers Companies, Inc.	25,892	2,031,486
W.R. Berkley Corp.	2,500	102,925
XL Group PLC Class A	20,044	555,620
		5,960,070
Reinsurance - 1.8%
Everest Re Group Ltd.	4,400	509,564
Montpelier Re Holdings Ltd.	4,000	97,520
Platinum Underwriters Holdings Ltd.	9,300	453,189
RenaissanceRe Holdings Ltd.	6,850	586,634
Swiss Re Ltd.	162	12,060
Validus Holdings Ltd.	14,500	527,945
		2,186,912
TOTAL INSURANCE		15,772,107
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
eBay, Inc. (a)	309	17,282
IT SERVICES - 7.1%
Data Processing & Outsourced Services - 7.1%
Alliance Data Systems Corp. (a)	43	6,777
Cielo SA	10,780	304,883
Fidelity National Information Services, Inc.	600	22,266
Fiserv, Inc. (a)	233	18,712
Global Cash Access Holdings, Inc. (a)	9,300	70,215
Jack Henry & Associates, Inc.	19,000	788,120
Lender Processing Services, Inc.	100	2,404
MoneyGram International, Inc. (a)	700	9,639
The Western Union Co.	52,907	752,867
Total System Services, Inc.	51,666	1,201,235
Vantiv, Inc.	57,063	1,188,052
VeriFone Systems, Inc. (a)	116,627	4,049,289
Visa, Inc. Class A	100	15,791
		8,430,250
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	200	$ 14,378
Cognizant Technology Solutions Corp. Class A (a)	149	11,649
		26,027
TOTAL IT SERVICES		8,456,277
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Middleby Corp. (a)	500	70,680
MEDIA - 0.0%
Publishing - 0.0%
McGraw-Hill Companies, Inc.	200	11,504
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	370	21,719
IHS, Inc. Class A (a)	75	7,718
		29,437
REAL ESTATE INVESTMENT TRUSTS - 29.0%
Diversified REITs - 1.5%
American Assets Trust, Inc.	4,100	118,490
Duke Realty LP	15,800	243,478
First Potomac Realty Trust	700	9,590
Lexington Corporate Properties Trust	129,700	1,426,700
Vornado Realty Trust	200	16,892
		1,815,150
Industrial REITs - 0.8%
DCT Industrial Trust, Inc.	30,100	212,506
Prologis, Inc.	18,094	721,951
Stag Industrial, Inc.	1,100	21,692
		956,149
Mortgage REITs - 1.4%
American Capital Agency Corp.	21,950	694,279
American Capital Mortgage Investment Corp.	1,200	31,296
Invesco Mortgage Capital, Inc.	26,700	579,390
PennyMac Mortgage Investment Trust	700	18,620
Two Harbors Investment Corp.	23,300	289,386
		1,612,971
Office REITs - 2.9%
Boston Properties, Inc.	11,800	1,242,304
Corporate Office Properties Trust (SBI)	3,900	103,194
Douglas Emmett, Inc.	57,212	1,334,184
Highwoods Properties, Inc. (SBI)	13,080	470,880
Kilroy Realty Corp.	2,800	139,720
MPG Office Trust, Inc. (a)	5,300	15,953
SL Green Realty Corp.	1,400	112,532
		3,418,767

	Shares	Value
Residential REITs - 5.6%
American Campus Communities, Inc.	6,049	$ 281,702
Apartment Investment & Management Co. Class A	46,541	1,269,638
AvalonBay Communities, Inc.	2,185	283,591
BRE Properties, Inc.	500	25,440
Camden Property Trust (SBI)	11,350	787,577
Campus Crest Communities, Inc.	1,100	13,288
Colonial Properties Trust (SBI)	29,700	650,727
Equity Lifestyle Properties, Inc.	11,043	790,679
Equity Residential (SBI)	18,500	1,024,715
Essex Property Trust, Inc.	3,000	461,340
Home Properties, Inc.	5,800	356,526
Post Properties, Inc.	11,585	561,988
UDR, Inc.	10,048	240,047
		6,747,258
Retail REITs - 0.7%
Federal Realty Investment Trust (SBI)	4,003	423,718
Glimcher Realty Trust	400	4,448
Kimco Realty Corp.	700	14,539
Realty Income Corp.	8,050	351,624
Simon Property Group, Inc.	38	6,087
Urstadt Biddle Properties, Inc. Class A	1,300	26,312
		826,728
Specialized REITs - 16.1%
American Tower Corp.	100	7,615
Big Yellow Group PLC	831,376	4,878,681
CubeSmart	1,000	15,250
DiamondRock Hospitality Co.	9,400	85,728
HCP, Inc.	100,623	4,667,901
Health Care REIT, Inc.	70,113	4,405,901
Host Hotels & Resorts, Inc.	1,600	26,864
National Health Investors, Inc.	5,000	318,250
Plum Creek Timber Co., Inc.	600	28,908
Potlatch Corp.	1,300	56,407
Public Storage	3,300	507,969
Rayonier, Inc.	6,300	339,192
Sovran Self Storage, Inc.	400	26,096
Strategic Hotel & Resorts, Inc. (a)	133,384	975,037
Sunstone Hotel Investors, Inc. (a)	13,600	157,352
Ventas, Inc.	40,036	2,653,986
Weyerhaeuser Co.	3,500	105,420
		19,256,557
TOTAL REAL ESTATE INVESTMENT TRUSTS		34,633,580
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Diversified Real Estate Activities - 0.6%
Tejon Ranch Co. (a)	4,964	151,700
The St. Joe Co. (a)	22,058	518,363
		670,063
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	4,000	21,977
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Operating Companies - 0.1%
BR Malls Participacoes SA	700	$ 9,062
Castellum AB	927	13,676
Forest City Enterprises, Inc. Class A (a)	6,300	106,533
Thomas Properties Group, Inc.	2,262	11,649
		140,920
Real Estate Services - 0.1%
CBRE Group, Inc. (a)	487	10,509
Jones Lang LaSalle, Inc.	116	10,688
Kennedy-Wilson Holdings, Inc.	2,000	29,980
		51,177
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		884,137
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	500	6,170
Fair Isaac Corp.	100	4,507
		10,677
SPECIALTY RETAIL - 0.0%
Computer & Electronics Retail - 0.0%
Rent-A-Center, Inc.	322	11,489
Home Improvement Retail - 0.0%
Home Depot, Inc.	300	20,076
TOTAL SPECIALTY RETAIL		31,565
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	800	7,048
Cape Bancorp, Inc.	1,400	12,726
Cheviot Financial Corp.	4,910	50,524
Eagle Bancorp Montana, Inc.	300	3,177
Hudson City Bancorp, Inc.	800	6,840
People's United Financial, Inc.	1,100	13,541
		93,856
TOTAL COMMON STOCKS (Cost $106,416,402)		117,735,618
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
COMMERCIAL BANKS - 0.3%
Diversified Banks - 0.3%
Banco ABC Brasil SA	7,500	$ 54,762
Banco Pine SA	17,128	125,319
Texas Capital Bancshares, Inc. 6.50%	5,500	137,775
		317,856
Regional Banks - 0.0%
Banco Daycoval SA (PN)	11,300	58,334
TOTAL COMMERCIAL BANKS (Cost $365,214)		376,190
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.16% (b)	1,093,462	1,093,462
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	2,955,506	2,955,506
TOTAL MONEY MARKET FUNDS (Cost $4,048,968)		4,048,968
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $110,830,584)		122,160,776
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(2,532,394)
NET ASSETS - 100%		$ 119,628,382
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,417
Fidelity Securities Lending Cash Central Fund	6,755
Total	$ 9,172
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 117,735,618	$ 117,365,303	$ 357,000	$ 13,315
Nonconvertible Preferred Stocks	376,190	376,190	-	-
Money Market Funds	4,048,968	4,048,968	-	-
Total Investments in Securities:	$ 122,160,776	$ 121,790,461	$ 357,000	$ 13,315
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	77.5%
United Kingdom	5.1%
Switzerland	2.7%
Brazil	2.5%
Bermuda	2.3%
Chile	2.3%
India	2.0%
Colombia	1.4%
Canada	1.1%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,889,781) - See accompanying schedule: Unaffiliated issuers (cost $106,781,616)	$ 118,111,808
Fidelity Central Funds (cost $4,048,968)	4,048,968
Total Investments (cost $110,830,584)		$ 122,160,776
Receivable for investments sold		2,389,394
Receivable for fund shares sold		321,843
Dividends receivable		123,359
Distributions receivable from Fidelity Central Funds		859
Prepaid expenses		208
Other receivables		42,194
Total assets		125,038,633

Liabilities
Payable to custodian bank	$ 88
Payable for investments purchased	2,068,971
Payable for fund shares redeemed	221,970
Accrued management fee	53,734
Distribution and service plan fees payable	47,436
Other affiliated payables	30,465
Other payables and accrued expenses	32,081
Collateral on securities loaned, at value	2,955,506
Total liabilities		5,410,251

Net Assets		$ 119,628,382
Net Assets consist of:
Paid in capital		$ 192,725,736
Distributions in excess of net investment income		(71,609)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(84,356,489)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,330,744
Net Assets		$ 119,628,382

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($54,277,934 ÷ 4,567,495 shares)	$ 11.88

Maximum offering price per share (100/94.25 of $11.88)	$ 12.60
Class T: Net Asset Value and redemption price per share ($28,069,309 ÷ 2,376,658 shares)	$ 11.81

Maximum offering price per share (100/96.50 of $11.81)	$ 12.24
Class B: Net Asset Value and offering price per share ($6,641,925 ÷ 580,473 shares)A	$ 11.44

Class C: Net Asset Value and offering price per share ($24,353,746 ÷ 2,147,364 shares)A	$ 11.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,285,468 ÷ 517,437 shares)	$ 12.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 1,335,756
Income from Fidelity Central Funds		9,172
Total income		1,344,928

Expenses
Management fee	$ 300,064
Transfer agent fees	160,584
Distribution and service plan fees	263,720
Accounting and security lending fees	21,455
Custodian fees and expenses	7,253
Independent trustees' compensation	375
Registration fees	41,328
Audit	32,683
Legal	685
Miscellaneous	474
Total expenses before reductions	828,621
Expense reductions	(63,325)	765,296
Net investment income (loss)		579,632
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,861,441
Foreign currency transactions	(6,837)
Total net realized gain (loss)		4,854,604
Change in net unrealized appreciation (depreciation) on: Investment securities	12,370,812
Assets and liabilities in foreign currencies	2,334
Total change in net unrealized appreciation (depreciation)		12,373,146
Net gain (loss)		17,227,750
Net increase (decrease) in net assets resulting from operations		$ 17,807,382

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 579,632	$ 574,514
Net realized gain (loss)	4,854,604	(5,662,549)
Change in net unrealized appreciation (depreciation)	12,373,146	6,136,917
Net increase (decrease) in net assets resulting from operations	17,807,382	1,048,882
Distributions to shareholders from net investment income	(847,187)	(107,549)
Share transactions - net increase (decrease)	(971,108)	(27,119,342)
Redemption fees	1,506	4,119
Total increase (decrease) in net assets	15,990,593	(26,173,890)

Net Assets
Beginning of period	103,637,789	129,811,679
End of period (including distributions in excess of net investment income of $71,609 and undistributed net investment income of $195,946, respectively)	$ 119,628,382	$ 103,637,789

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.06	$ 10.35	$ 9.53	$ 13.18	$ 21.02
Income from Investment Operations
Net investment income (loss) E	.07	.07	(.02)	(.01)	.19	.30
Net realized and unrealized gain (loss)	1.73	.06	(.27)	.93	(3.58)	(6.41)
Total from investment operations	1.80	.13	(.29)	.92	(3.39)	(6.11)
Distributions from net investment income	(.10)	(.01)	-	(.10)	(.24)	(.27)
Distributions from net realized gain	-	-	-	-	(.02)	(1.46)
Total distributions	(.10)	(.01)	-	(.10)	(.26)	(1.73)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.88	$ 10.18	$ 10.06	$ 10.35	$ 9.53	$ 13.18
Total Return B,C,D	17.81%	1.34%	(2.80)%	9.61%	(25.87)%	(31.67)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.30% A	1.28%	1.26%	1.27%	1.29%	1.21%
Expenses net of fee waivers, if any	1.30% A	1.28%	1.26%	1.27%	1.29%	1.21%
Expenses net of all reductions	1.18% A, J	1.20%	1.21%	1.22%	1.28%	1.21%
Net investment income (loss)	1.31% A	.72%	(.24)%	(.09)%	2.12%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,278	$ 47,055	$ 63,937	$ 69,723	$ 68,245	$ 90,037
Portfolio turnover rate G	197% A	441%	260%	254%	269%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The annualized ratio of expenses net of all reductions to average net assets includes a payment by certain of the Fund's brokers for excess commissions recaptured due to the implementation of a change in the timing of recapture. Excluding this payment, the ratio would have been 1.27%.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.01	$ 10.32	$ 9.52	$ 13.14	$ 20.94
Income from Investment Operations
Net investment income (loss) E	.06	.04	(.05)	(.04)	.16	.26
Net realized and unrealized gain (loss)	1.72	.06	(.26)	.92	(3.56)	(6.41)
Total from investment operations	1.78	.10	(.31)	.88	(3.40)	(6.15)
Distributions from net investment income	(.08)	- I	-	(.08)	(.20)	(.19)
Distributions from net realized gain	-	-	-	-	(.02)	(1.46)
Total distributions	(.08)	- I	-	(.08)	(.22)	(1.65)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.81	$ 10.11	$ 10.01	$ 10.32	$ 9.52	$ 13.14
Total Return B,C,D	17.71%	1.03%	(3.00)%	9.26%	(26.00)%	(31.85)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.56% A	1.54%	1.52%	1.53%	1.55%	1.47%
Expenses net of fee waivers, if any	1.56% A	1.54%	1.52%	1.53%	1.55%	1.47%
Expenses net of all reductions	1.44% A, J	1.45%	1.47%	1.47%	1.54%	1.47%
Net investment income (loss)	1.05% A	.46%	(.49)%	(.35)%	1.86%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,069	$ 24,367	$ 27,037	$ 33,310	$ 34,927	$ 53,526
Portfolio turnover rate G	197% A	441%	260%	254%	269%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The annualized ratio of expenses net of all reductions to average net assets includes a payment by certain of the Fund's brokers for excess commissions recaptured due to the implementation of a change in the timing of recapture. Excluding this payment, the ratio would have been 1.53%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.73	$ 10.09	$ 9.33	$ 12.85	$ 20.44
Income from Investment Operations
Net investment income (loss) E	.03	- I	(.10)	(.09)	.12	.18
Net realized and unrealized gain (loss)	1.66	.06	(.26)	.91	(3.50)	(6.29)
Total from investment operations	1.69	.06	(.36)	.82	(3.38)	(6.11)
Distributions from net investment income	(.04)	-	-	(.06)	(.12)	(.04)
Distributions from net realized gain	-	-	-	-	(.02)	(1.44)
Total distributions	(.04)	-	-	(.06)	(.14)	(1.48)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.44	$ 9.79	$ 9.73	$ 10.09	$ 9.33	$ 12.85
Total Return B,C,D	17.34%	.62%	(3.57)%	8.78%	(26.35)%	(32.21)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.05% A	2.03%	2.01%	2.02%	2.04%	1.96%
Expenses net of fee waivers, if any	2.05% A	2.03%	2.01%	2.02%	2.04%	1.96%
Expenses net of all reductions	1.93% A, J	1.94%	1.96%	1.97%	2.03%	1.96%
Net investment income (loss)	.56% A	(.03)%	(.98)%	(.85)%	1.38%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,642	$ 5,745	$ 7,480	$ 10,992	$ 12,477	$ 20,420
Portfolio turnover rate G	197% A	441%	260%	254%	269%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The annualized ratio of expenses net of all reductions to average net assets includes a payment by certain of the Fund's brokers for excess commissions recaptured due to the implementation of a change in the timing of recapture. Excluding this payment, the ratio would have been 2.02%.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.70	$ 9.65	$ 10.00	$ 9.25	$ 12.78	$ 20.40
Income from Investment Operations
Net investment income (loss) E	.03	- I	(.10)	(.09)	.12	.17
Net realized and unrealized gain (loss)	1.65	.05	(.25)	.90	(3.48)	(6.24)
Total from investment operations	1.68	.05	(.35)	.81	(3.36)	(6.07)
Distributions from net investment income	(.04)	-	-	(.06)	(.15)	(.09)
Distributions from net realized gain	-	-	-	-	(.02)	(1.46)
Total distributions	(.04)	-	-	(.06)	(.17)	(1.55)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.34	$ 9.70	$ 9.65	$ 10.00	$ 9.25	$ 12.78
Total Return B,C,D	17.38%	.52%	(3.50)%	8.79%	(26.38)%	(32.18)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.05% A	2.03%	2.01%	2.02%	2.04%	1.96%
Expenses net of fee waivers, if any	2.05% A	2.03%	2.01%	2.02%	2.04%	1.96%
Expenses net of all reductions	1.93% A, J	1.94%	1.96%	1.96%	2.03%	1.96%
Net investment income (loss)	.56% A	(.03)%	(.99)%	(.84)%	1.37%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,354	$ 20,875	$ 23,196	$ 30,804	$ 29,849	$ 37,777
Portfolio turnover rate G	197% A	441%	260%	254%	269%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The annualized ratio of expenses net of all reductions to average net assets includes a payment by certain of the Fund's brokers for excess commissions recaptured due to the implementation of a change in the timing of recapture. Excluding this payment, the ratio would have been 2.02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.28	$ 10.55	$ 9.69	$ 13.38	$ 21.32
Income from Investment Operations
Net investment income (loss) D	.09	.10	.01	.02	.21	.36
Net realized and unrealized gain (loss)	1.78	.06	(.28)	.95	(3.63)	(6.51)
Total from investment operations	1.87	.16	(.27)	.97	(3.42)	(6.15)
Distributions from net investment income	(.14)	(.02)	-	(.11)	(.25)	(.33)
Distributions from net realized gain	-	-	-	-	(.02)	(1.46)
Total distributions	(.14)	(.02)	-	(.11)	(.27)	(1.79)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 12.15	$ 10.42	$ 10.28	$ 10.55	$ 9.69	$ 13.38
Total Return B,C	18.09%	1.61%	(2.56)%	9.99%	(25.68)%	(31.47)%
Ratios to Average Net Assets E,G
Expenses before reductions	.97% A	.98%	.96%	.99%	1.04%	.93%
Expenses net of fee waivers, if any	.97% A	.98%	.96%	.99%	1.04%	.93%
Expenses net of all reductions	.86% A, I	.89%	.91%	.94%	1.03%	.92%
Net investment income (loss)	1.64% A	1.02%	.07%	.19%	2.37%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,285	$ 5,596	$ 8,162	$ 5,158	$ 3,797	$ 5,819
Portfolio turnover rate F	197% A	441%	260%	254%	269%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I The annualized ratio of expenses net of all reductions to average net assets includes a payment by certain of the Fund's brokers for excess commissions recaptured due to the implementation of a change in the timing of recapture. Excluding this payment, the ratio would have been 0.95%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustee compensation, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,204,520
Gross unrealized depreciation	(1,660,469)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,544,051

Tax cost	$ 112,616,725

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (55,672,202)
2018	(23,251,884)
2019	(450,657)
Total with expiration	(79,374,743)
No expiration
Long-term	(4,087,263)
Total capital loss carryforward	$ (83,462,006)

The Fund intends to elect to defer to its fiscal year ending July 31, 2013, approximately $3,222,067 of currency losses recognized during the period November 1, 2011 to July 31, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $107,805,311 and $103,307,042, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 61,652	$ 1,291
Class T	.25%	.25%	63,470	604
Class B	.75%	.25%	29,653	22,260
Class C	.75%	.25%	108,945	14,039
			$ 263,720	$ 38,194

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,196
Class T	3,762
Class B*	5,432
Class C*	1,476
$ 20,866

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 74,074.30
Class T	38,983.31
Class B	8,823.30
Class C	32,596.30
Institutional Class	6,108.22
	$ 160,584

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,341 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $130 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is

Semiannual Report

7. Security Lending - continued

presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,755. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $63,325 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 468,050	$ 83,840
Class T	194,766	7,542
Class B	25,088	-
Class C	89,453	-
Institutional Class	69,830	16,167
Total	$ 847,187	$ 107,549

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	469,427	1,565,665	$ 5,173,358	$ 14,397,253
Reinvestment of distributions	36,718	8,251	401,008	73,682
Shares redeemed	(560,586)	(3,304,887)	(6,073,901)	(32,600,547)
Net increase (decrease)	(54,441)	(1,730,971)	$ (499,535)	$ (18,129,612)
Class T
Shares sold	224,897	376,369	$ 2,477,052	$ 3,652,534
Reinvestment of distributions	16,926	806	183,990	7,158
Shares redeemed	(274,876)	(668,164)	(2,942,355)	(6,208,120)
Net increase (decrease)	(33,053)	(290,989)	$ (281,313)	$ (2,548,428)
Class B
Shares sold	81,078	18,960	$ 869,249	$ 183,629
Reinvestment of distributions	1,943	-	20,652	-
Shares redeemed	(89,510)	(200,436)	(937,954)	(1,817,467)
Net increase (decrease)	(6,489)	(181,476)	$ (48,053)	$ (1,633,838)
Class C
Shares sold	281,954	373,577	$ 2,999,042	$ 3,534,293
Reinvestment of distributions	7,186	-	75,671	-
Shares redeemed	(293,835)	(625,998)	(3,044,928)	(5,580,570)
Net increase (decrease)	(4,695)	(252,421)	$ 29,785	$ (2,046,277)
Institutional Class
Shares sold	155,458	366,163	$ 1,767,830	$ 3,659,590
Reinvestment of distributions	5,017	1,570	55,775	14,317
Shares redeemed	(179,869)	(624,705)	(1,995,597)	(6,435,094)
Net increase (decrease)	(19,394)	(256,972)	$ (171,992)	$ (2,761,187)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.17%
Actual		$ 1,000.00	$ 1,137.90	$ 6.30
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.41%
Actual		$ 1,000.00	$ 1,136.80	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class B	1.94%
Actual		$ 1,000.00	$ 1,133.50	$ 10.43
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.89%
Actual		$ 1,000.00	$ 1,134.00	$ 10.17
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,139.50	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	8.1	5.3
Amgen, Inc.	7.9	7.6
Gilead Sciences, Inc.	6.8	4.9
Pfizer, Inc.	4.1	7.5
Catamaran Corp.	2.7	3.2
Actavis, Inc.	2.6	2.9
Cerner Corp.	2.4	1.8
BioMarin Pharmaceutical, Inc.	2.2	1.8
Valeant Pharmaceuticals International, Inc. (Canada)	2.2	1.6
CIGNA Corp.	2.2	0.6
	41.2
Top Industries (% of fund's net assets)
As of January 31, 2013
Biotechnology	33.6%
Pharmaceuticals	29.1%
Health Care Providers & Services	16.7%
Health Care Equipment & Supplies	8.6%
Health Care Technology	4.1%
All Others*	7.9%

As of July 31, 2012
Pharmaceuticals	30.5%
Biotechnology	28.6%
Health Care Providers & Services	21.7%
Health Care Equipment & Supplies	8.9%
Health Care Technology	3.5%
All Others*	6.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Health Care Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
BIOTECHNOLOGY - 33.6%
Biotechnology - 33.6%
Achillion Pharmaceuticals, Inc. (a)	261,100	$ 2,344,679
Acorda Therapeutics, Inc. (a)	40,845	1,179,604
Alexion Pharmaceuticals, Inc. (a)	89,400	8,402,706
Amgen, Inc.	506,665	43,299,591
AVEO Pharmaceuticals, Inc. (a)(d)	88,567	700,565
Biogen Idec, Inc. (a)	16,083	2,510,235
BioMarin Pharmaceutical, Inc. (a)	222,897	12,234,816
Biovitrum AB (a)	443,800	2,659,512
Discovery Laboratories, Inc. (a)(d)	428,038	963,086
Dynavax Technologies Corp. (a)	566,700	1,751,103
Elan Corp. PLC sponsored ADR (a)	608,000	6,390,080
Genomic Health, Inc. (a)	72,300	2,028,015
Gilead Sciences, Inc. (a)	932,334	36,780,576
Grifols SA ADR	277,987	7,397,234
Infinity Pharmaceuticals, Inc. (a)	60,100	2,070,445
Insmed, Inc. (a)	53,900	315,315
Intercept Pharmaceuticals, Inc.	16,400	662,396
Lexicon Pharmaceuticals, Inc. (a)	556,800	1,185,984
Medivation, Inc. (a)	111,140	6,041,570
Merrimack Pharmaceuticals, Inc.	88,673	538,245
Momenta Pharmaceuticals, Inc. (a)	102,400	1,291,264
Neurocrine Biosciences, Inc. (a)	197,518	1,789,513
NPS Pharmaceuticals, Inc. (a)	171,000	1,511,640
Onyx Pharmaceuticals, Inc. (a)	81,083	6,285,554
Puma Biotechnology, Inc.	83,194	1,925,109
Regeneron Pharmaceuticals, Inc. (a)	66,929	11,641,630
Rigel Pharmaceuticals, Inc. (a)	100,000	656,000
Seattle Genetics, Inc. (a)(d)	92,917	2,736,406
Spectrum Pharmaceuticals, Inc. (d)	124,900	1,574,989
Synageva BioPharma Corp. (a)	56,800	2,627,568
Synta Pharmaceuticals Corp. (a)	83,900	939,680
Targacept, Inc. (a)	217,115	974,846
Theravance, Inc. (a)(d)	190,566	4,240,094
Thrombogenics NV (a)(d)	29,900	1,550,446
United Therapeutics Corp. (a)	35,504	1,913,311
Vical, Inc. (a)	198,454	710,465
ZIOPHARM Oncology, Inc. (a)	225,500	895,235
		182,719,507
DIVERSIFIED CONSUMER SERVICES - 1.2%
Specialized Consumer Services - 1.2%
Carriage Services, Inc.	203,655	2,847,097
Weight Watchers International, Inc. (d)	64,800	3,464,856
		6,311,953
FOOD & STAPLES RETAILING - 2.0%
Drug Retail - 2.0%
CVS Caremark Corp.	100,900	5,166,080
Walgreen Co.	143,638	5,739,774
		10,905,854

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 8.6%
Health Care Equipment - 6.7%
Boston Scientific Corp. (a)	1,515,001	$ 11,317,057
Conceptus, Inc. (a)	72,600	1,499,916
CONMED Corp.	52,700	1,547,799
Covidien PLC	142,823	8,903,586
Genmark Diagnostics, Inc. (a)	11,000	118,360
HeartWare International, Inc. (a)(d)	37,700	3,407,326
Insulet Corp. (a)	150,000	3,460,500
Opto Circuits India Ltd.	168,750	251,502
Volcano Corp. (a)	143,200	3,585,728
Wright Medical Group, Inc. (a)	81,700	1,727,138
Zeltiq Aesthetics, Inc. (a)	205,900	899,783
		36,718,695
Health Care Supplies - 1.9%
Derma Sciences, Inc. (a)	188,300	2,302,909
The Cooper Companies, Inc.	79,550	8,062,393
		10,365,302
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		47,083,997
HEALTH CARE PROVIDERS & SERVICES - 16.7%
Health Care Distributors & Services - 2.0%
Amplifon SpA	245,163	1,308,893
McKesson Corp.	91,100	9,586,453
		10,895,346
Health Care Facilities - 2.0%
Brookdale Senior Living, Inc. (a)	160,000	4,321,600
Emeritus Corp. (a)	100,000	2,708,000
Hanger, Inc. (a)	61,265	1,760,143
NMC Health PLC	102,500	406,413
Raffles Medical Group Ltd.	552,000	1,351,400
		10,547,556
Health Care Services - 8.4%
Accretive Health, Inc. (a)(d)	115,745	1,494,268
BioScrip, Inc. (a)	265,600	2,982,688
Catamaran Corp. (a)	283,592	14,715,590
Express Scripts Holding Co. (a)	27,156	1,450,674
HMS Holdings Corp. (a)	101,300	2,761,438
MEDNAX, Inc. (a)	125,700	10,754,892
Quest Diagnostics, Inc.	203,148	11,772,427
		45,931,977
Managed Health Care - 4.3%
Aetna, Inc.	50,700	2,445,261
CIGNA Corp.	202,700	11,825,518
Humana, Inc.	38,872	2,890,522
Qualicorp SA (a)	125,000	1,293,093
UnitedHealth Group, Inc.	91,837	5,070,321
		23,524,715
TOTAL HEALTH CARE PROVIDERS & SERVICES		90,899,594
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 3.7%
Health Care Technology - 3.7%
athenahealth, Inc. (a)(d)	61,400	$ 5,309,258
Cerner Corp. (a)	162,100	13,381,355
HealthStream, Inc. (a)	61,112	1,514,355
		20,204,968
IT SERVICES - 1.0%
IT Consulting & Other Services - 1.0%
Maximus, Inc.	81,090	5,560,341
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	202,000	9,045,560
Waters Corp. (a)	20,300	1,858,871
		10,904,431
PERSONAL PRODUCTS - 0.7%
Personal Products - 0.7%
Prestige Brands Holdings, Inc. (a)	171,172	3,671,639
PHARMACEUTICALS - 29.1%
Pharmaceuticals - 29.1%
Actavis, Inc. (a)	164,995	14,253,918
Cadence Pharmaceuticals, Inc. (a)	195,819	926,224
Eli Lilly & Co.	122,245	6,563,334
Endo Pharmaceuticals Holdings, Inc. (a)	282,080	8,930,653
Hi-Tech Pharmacal Co., Inc.	51,700	1,892,220
Ipca Laboratories Ltd.	57,770	533,837
Johnson & Johnson	10,000	739,200
Lee's Pharmaceutical Holdings Ltd.	55,000	39,572
Meda AB (A Shares)	204,300	2,387,519
Merck & Co., Inc.	1,013,380	43,828,685
Mylan, Inc. (a)	141,900	4,011,513
Optimer Pharmaceuticals, Inc. (a)(d)	202,154	1,875,989
Pacira Pharmaceuticals, Inc. (a)(d)	54,500	1,056,210
Pfizer, Inc.	808,384	22,052,716
Sanofi SA	80,580	7,855,434
Shire PLC sponsored ADR	81,340	8,145,388
The Medicines Company (a)	101,300	3,026,844
UCB SA	60,900	3,515,566
Valeant Pharmaceuticals International, Inc. (Canada) (a)	180,704	11,982,918
ViroPharma, Inc. (a)	290,352	7,740,784
Warner Chilcott PLC	403,600	5,719,012
XenoPort, Inc. (a)	165,200	1,386,028
Zoetis, Inc. Class A	4,600	119,600
		158,583,164

	Shares	Value
PROFESSIONAL SERVICES - 0.5%
Research & Consulting Services - 0.5%
Advisory Board Co. (a)	51,200	$ 2,776,576
TOTAL COMMON STOCKS (Cost $430,158,222)		539,622,024
Convertible Preferred Stocks - 0.4%

HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Castlight Health, Inc. Series D (a)(e) (Cost $2,033,113)	336,800	2,357,600
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.16% (b)	2,444,593	2,444,593
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	16,937,721	16,937,721
TOTAL MONEY MARKET FUNDS (Cost $19,382,314)		19,382,314
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $451,573,649)	561,361,938
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(16,935,182)
NET ASSETS - 100%	$ 544,426,756
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,357,600 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc. Series D	4/25/12	$ 2,033,113
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,367
Fidelity Securities Lending Cash Central Fund	43,713
Total	$ 52,080
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 539,622,024	$ 531,766,590	$ 7,855,434	$ -
Convertible Preferred Stocks	2,357,600	-	-	2,357,600
Money Market Funds	19,382,314	19,382,314	-	-
Total Investments in Securities:	$ 561,361,938	$ 551,148,904	$ 7,855,434	$ 2,357,600
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	84.2%
Canada	4.9%
Ireland	3.9%
Bailiwick of Jersey	1.5%
France	1.4%
Spain	1.4%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,418,791) - See accompanying schedule: Unaffiliated issuers (cost $432,191,335)	$ 541,979,624
Fidelity Central Funds (cost $19,382,314)	19,382,314
Total Investments (cost $451,573,649)		$ 561,361,938
Receivable for investments sold		8,337,089
Receivable for fund shares sold		1,528,075
Dividends receivable		224,119
Distributions receivable from Fidelity Central Funds		12,784
Prepaid expenses		1,198
Other receivables		42,737
Total assets		571,507,940

Liabilities
Payable for investments purchased	$ 8,375,686
Payable for fund shares redeemed	1,160,534
Accrued management fee	247,910
Distribution and service plan fees payable	190,206
Other affiliated payables	132,478
Other payables and accrued expenses	36,649
Collateral on securities loaned, at value	16,937,721
Total liabilities		27,081,184

Net Assets		$ 544,426,756
Net Assets consist of:
Paid in capital		$ 425,438,633
Accumulated net investment loss		(1,042,210)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,247,618
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,782,715
Net Assets		$ 544,426,756

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($269,428,893 ÷ 10,802,057 shares)	$ 24.94

Maximum offering price per share (100/94.25 of $24.94)	$ 26.46
Class T: Net Asset Value and redemption price per share ($129,026,985 ÷ 5,403,711 shares)	$ 23.88

Maximum offering price per share (100/96.50 of $23.88)	$ 24.75
Class B: Net Asset Value and offering price per share ($13,976,975 ÷ 642,850 shares)A	$ 21.74

Class C: Net Asset Value and offering price per share ($86,680,144 ÷ 3,996,052 shares)A	$ 21.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($45,313,759 ÷ 1,718,265 shares)	$ 26.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 3,131,243
Income from Fidelity Central Funds		52,080
Total income		3,183,323

Expenses
Management fee	$ 1,429,328
Transfer agent fees	697,539
Distribution and service plan fees	1,101,403
Accounting and security lending fees	100,022
Custodian fees and expenses	18,563
Independent trustees' compensation	1,715
Registration fees	58,574
Audit	28,056
Legal	1,529
Miscellaneous	2,061
Total expenses before reductions	3,438,790
Expense reductions	(62,910)	3,375,880
Net investment income (loss)		(192,557)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,329,601
Foreign currency transactions	(3,753)
Total net realized gain (loss)		25,325,848
Change in net unrealized appreciation (depreciation) on: Investment securities	40,570,665
Assets and liabilities in foreign currencies	(4,800)
Total change in net unrealized appreciation (depreciation)		40,565,865
Net gain (loss)		65,891,713
Net increase (decrease) in net assets resulting from operations		$ 65,699,156

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (192,557)	$ (1,625,002)
Net realized gain (loss)	25,325,848	42,565,605
Change in net unrealized appreciation (depreciation)	40,565,865	(11,616,324)
Net increase (decrease) in net assets resulting from operations	65,699,156	29,324,279
Distributions to shareholders from net realized gain	(53,402,995)	(49,973,824)
Share transactions - net increase (decrease)	46,068,862	14,972,155
Redemption fees	3,103	69,585
Total increase (decrease) in net assets	58,368,126	(5,607,805)

Net Assets
Beginning of period	486,058,630	491,666,435
End of period (including accumulated net investment loss of $1,042,210 and accumulated net investment loss of $849,653, respectively)	$ 544,426,756	$ 486,058,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 24.35	$ 25.60	$ 19.01	$ 17.15	$ 19.72	$ 22.90
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	(.10)	(.07)	.02	(.03)
Net realized and unrealized gain (loss)	3.17	1.43	6.69	1.93	(2.22)	(1.08)
Total from investment operations	3.18	1.39	6.59	1.86	(2.20)	(1.11)
Distributions from net realized gain	(2.59)	(2.64)	-	-	(.37)	(2.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.94	$ 24.35	$ 25.60	$ 19.01	$ 17.15	$ 19.72
Total Return B, C, D	13.79%	7.58%	34.67%	10.85%	(11.37)%	(5.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.17% A	1.19%	1.19%	1.22%	1.23%	1.20%
Expenses net of fee waivers, if any	1.17% A	1.19%	1.19%	1.22%	1.23%	1.20%
Expenses net of all reductions	1.14% A	1.18%	1.18%	1.21%	1.23%	1.19%
Net investment income (loss)	.10% A	(.18)%	(.43)%	(.36)%	.11%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 269,429	$ 233,188	$ 224,704	$ 179,586	$ 177,890	$ 220,888
Portfolio turnover rate G	87% A	124%	125%	103%	172%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 23.42	$ 24.80	$ 18.46	$ 16.69	$ 19.26	$ 22.39
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09)	(.16)	(.12)	(.02)	(.08)
Net realized and unrealized gain (loss)	3.05	1.35	6.50	1.89	(2.18)	(1.06)
Total from investment operations	3.03	1.26	6.34	1.77	(2.20)	(1.14)
Distributions from net realized gain	(2.57)	(2.64)	-	-	(.37)	(1.99)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.88	$ 23.42	$ 24.80	$ 18.46	$ 16.69	$ 19.26
Total Return B, C, D	13.68%	7.27%	34.34%	10.61%	(11.65)%	(5.86)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41% A	1.43%	1.44%	1.47%	1.49%	1.46%
Expenses net of fee waivers, if any	1.41% A	1.43%	1.44%	1.47%	1.49%	1.46%
Expenses net of all reductions	1.39% A	1.43%	1.43%	1.46%	1.49%	1.45%
Net investment income (loss)	(.15)% A	(.42)%	(.69)%	(.62)%	(.15)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,027	$ 117,969	$ 123,606	$ 100,883	$ 103,772	$ 143,237
Portfolio turnover rate G	87% A	124%	125%	103%	172%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.55	$ 23.15	$ 17.32	$ 15.74	$ 18.27	$ 21.29
Income from Investment Operations
Net investment income (loss) E	(.07)	(.19)	(.25)	(.20)	(.09)	(.18)
Net realized and unrealized gain (loss)	2.78	1.23	6.08	1.78	(2.07)	(.99)
Total from investment operations	2.71	1.04	5.83	1.58	(2.16)	(1.17)
Distributions from net realized gain	(2.52)	(2.64)	-	-	(.37)	(1.85)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.74	$ 21.55	$ 23.15	$ 17.32	$ 15.74	$ 18.27
Total Return B, C, D	13.35%	6.78%	33.66%	10.04%	(12.07)%	(6.30)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.94% A	1.94%	1.94%	1.97%	1.98%	1.95%
Expenses net of fee waivers, if any	1.94% A	1.94%	1.94%	1.97%	1.98%	1.95%
Expenses net of all reductions	1.91% A	1.93%	1.93%	1.96%	1.98%	1.94%
Net investment income (loss)	(.68)% A	(.93)%	(1.19)%	(1.11)%	(.64)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,977	$ 15,403	$ 20,365	$ 23,543	$ 29,381	$ 55,589
Portfolio turnover rate G	87% A	124%	125%	103%	172%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.51	$ 23.11	$ 17.29	$ 15.70	$ 18.23	$ 21.29
Income from Investment Operations
Net investment income (loss) E	(.07)	(.18)	(.24)	(.19)	(.09)	(.17)
Net realized and unrealized gain (loss)	2.79	1.22	6.06	1.78	(2.07)	(1.00)
Total from investment operations	2.72	1.04	5.82	1.59	(2.16)	(1.17)
Distributions from net realized gain	(2.54)	(2.64)	-	-	(.37)	(1.89)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.69	$ 21.51	$ 23.11	$ 17.29	$ 15.70	$ 18.23
Total Return B, C, D	13.40%	6.80%	33.66%	10.13%	(12.09)%	(6.31)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	1.90%	1.90%	1.94%	1.98%	1.94%
Expenses net of fee waivers, if any	1.89% A	1.90%	1.90%	1.94%	1.98%	1.94%
Expenses net of all reductions	1.86% A	1.89%	1.89%	1.93%	1.98%	1.94%
Net investment income (loss)	(.62)% A	(.89)%	(1.15)%	(1.08)%	(.64)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,680	$ 78,763	$ 77,749	$ 60,861	$ 64,002	$ 83,133
Portfolio turnover rate G	87% A	124%	125%	103%	172%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.60	$ 26.69	$ 19.77	$ 17.78	$ 20.39	$ 23.62
Income from Investment Operations
Net investment income (loss) D	.05	.03	(.03)	(.02)	.06	.03
Net realized and unrealized gain (loss)	3.34	1.52	6.95	2.01	(2.30)	(1.12)
Total from investment operations	3.39	1.55	6.92	1.99	(2.24)	(1.09)
Distributions from net realized gain	(2.62)	(2.64)	-	-	(.37)	(2.14)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 26.37	$ 25.60	$ 26.69	$ 19.77	$ 17.78	$ 20.39
Total Return B, C	13.95%	7.91%	35.00%	11.19%	(11.19)%	(5.36)%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.89%	.89%	.96%	.98%	.93%
Expenses net of fee waivers, if any	.88% A	.89%	.89%	.96%	.98%	.93%
Expenses net of all reductions	.86% A	.88%	.88%	.95%	.98%	.92%
Net investment income (loss)	.38% A	.12%	(.13)%	(.10)%	.36%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,314	$ 40,737	$ 45,243	$ 14,172	$ 13,452	$ 18,825
Portfolio turnover rate F	87% A	124%	125%	103%	172%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 118,636,650
Gross unrealized depreciation	(9,507,677)
Net unrealized appreciation (depreciation) on securities and other investments	$ 109,128,973

Tax cost	$ 452,232,965

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $218,434,947 and $221,177,795, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 313,447	$ 6,257
Class T	.25%	.25%	310,886	2,376
Class B	.75%	.25%	73,842	55,622
Class C	.75%	.25%	403,228	38,597
			$ 1,101,403	$ 102,852

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47,746
Class T	8,789
Class B*	6,226
Class C*	1,606
$ 64,367

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 350,851.28
Class T	170,086.27
Class B	22,270.30
Class C	100,799.25
Institutional Class	53,533.25
	$ 697,539

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,755 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $620 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $877,270. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $43,713, including $3,389 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $62,873 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $37.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net realized gain
Class A	$ 25,387,002	$ 22,638,273
Class T	13,085,312	12,838,928
Class B	1,715,002	2,229,080
Class C	9,051,114	8,852,071
Institutional Class	4,164,565	3,415,472
Total	$ 53,402,995	$ 49,973,824

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	1,412,228	2,109,585	$ 34,224,607	$ 48,063,125
Reinvestment of distributions	942,761	974,579	22,474,621	19,679,030
Shares redeemed	(1,129,995)	(2,283,119)	(27,481,815)	(51,867,480)
Net increase (decrease)	1,224,994	801,045	$ 29,217,413	$ 15,874,675
Class T
Shares sold	321,680	517,207	$ 7,514,089	$ 11,288,178
Reinvestment of distributions	547,401	626,615	12,508,566	12,200,296
Shares redeemed	(502,672)	(1,091,618)	(11,711,987)	(23,806,614)
Net increase (decrease)	366,409	52,204	$ 8,310,668	$ (318,140)
Class B
Shares sold	19,918	73,881	$ 423,164	$ 1,480,151
Reinvestment of distributions	72,420	107,208	1,510,947	1,929,279
Shares redeemed	(164,316)	(345,800)	(3,497,908)	(6,952,570)
Net increase (decrease)	(71,978)	(164,711)	$ (1,563,797)	$ (3,543,140)
Class C
Shares sold	495,610	610,790	$ 10,518,882	$ 12,332,347
Reinvestment of distributions	363,077	406,182	7,555,835	7,293,865
Shares redeemed	(524,000)	(719,664)	(11,270,601)	(14,281,889)
Net increase (decrease)	334,687	297,308	$ 6,804,116	$ 5,344,323
Institutional Class
Shares sold	434,015	969,515	$ 11,146,335	$ 23,079,181
Reinvestment of distributions	148,348	134,306	3,734,787	2,842,866
Shares redeemed	(455,584)	(1,207,175)	(11,580,660)	(28,307,610)
Net increase (decrease)	126,779	(103,354)	$ 3,300,462	$ (2,385,563)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.13%
Actual		$ 1,000.00	$ 1,166.20	$ 6.17
Hypothetical A		$ 1,000.00	$ 1,019.51	$ 5.75
Class T	1.38%
Actual		$ 1,000.00	$ 1,165.00	$ 7.53
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 7.02
Class B	1.94%
Actual		$ 1,000.00	$ 1,161.60	$ 10.57
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.88%
Actual		$ 1,000.00	$ 1,161.90	$ 10.24
Hypothetical A		$ 1,000.00	$ 1,015.73	$ 9.55
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,167.60	$ 4.64
Hypothetical A		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	13.4	15.0
United Technologies Corp.	6.5	6.0
Danaher Corp.	3.9	3.9
3M Co.	3.8	4.7
Honeywell International, Inc.	3.1	3.4
Cummins, Inc.	3.1	3.2
Eaton Corp. PLC	2.8	0.0
Illinois Tool Works, Inc.	2.4	2.2
Towers Watson & Co.	2.2	1.2
Textron, Inc.	2.2	2.4
	43.4
Top Industries (% of fund's net assets)
As of January 31, 2013
Machinery	25.3%
Industrial Conglomerates	21.8%
Aerospace & Defense	16.4%
Electrical Equipment	8.8%
Professional Services	6.3%
All Others*	21.4%

As of July 31, 2012
Industrial Conglomerates	27.0%
Machinery	19.1%
Aerospace & Defense	13.9%
Electrical Equipment	7.6%
Road & Rail	7.4%
All Others*	25.0%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Industrials Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
AEROSPACE & DEFENSE - 16.2%
Aerospace & Defense - 16.2%
General Dynamics Corp.	97,255	$ 6,448,007
Honeywell International, Inc.	200,092	13,654,278
Precision Castparts Corp.	45,693	8,380,096
Teledyne Technologies, Inc. (a)	64,031	4,370,756
Textron, Inc.	334,040	9,606,990
United Technologies Corp.	321,116	28,120,128
		70,580,255
AIR FREIGHT & LOGISTICS - 0.2%
Air Freight & Logistics - 0.2%
Hub Group, Inc. Class A (a)	18,800	692,028
AUTO COMPONENTS - 1.0%
Auto Parts & Equipment - 1.0%
Johnson Controls, Inc.	141,166	4,388,851
BUILDING PRODUCTS - 0.8%
Building Products - 0.8%
American Woodmark Corp. (a)	44,100	1,226,421
Armstrong World Industries, Inc.	43,200	2,375,568
		3,601,989
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Cytec Industries, Inc.	28,706	2,104,150
COMMERCIAL SERVICES & SUPPLIES - 5.0%
Diversified Support Services - 0.5%
Aggreko PLC	50,000	1,266,421
Copart, Inc. (a)	25,500	915,705
		2,182,126
Environmental & Facility Services - 2.7%
Republic Services, Inc.	292,443	9,326,007
Stericycle, Inc. (a)	26,027	2,455,647
		11,781,654
Office Services & Supplies - 0.3%
Mine Safety Appliances Co.	31,634	1,462,123
Security & Alarm Services - 1.5%
ADT Corp.	62,887	2,987,133
Corrections Corp. of America	86,401	3,273,734
		6,260,867
TOTAL COMMERCIAL SERVICES & SUPPLIES		21,686,770
CONSTRUCTION & ENGINEERING - 3.6%
Construction & Engineering - 3.6%
AECOM Technology Corp. (a)	28,627	731,992
EMCOR Group, Inc.	113,685	4,130,176
Jacobs Engineering Group, Inc. (a)	121,556	5,848,059
MasTec, Inc. (a)	37,457	1,060,033
URS Corp.	95,819	3,974,572
		15,744,832

	Shares	Value
ELECTRICAL EQUIPMENT - 8.8%
Electrical Components & Equipment - 8.8%
AMETEK, Inc.	163,300	$ 6,693,667
Brady Corp. Class A	71,509	2,494,949
Eaton Corp. PLC	215,533	12,274,604
Emerson Electric Co.	74,271	4,252,015
Hubbell, Inc. Class B	62,731	5,711,658
Regal-Beloit Corp.	68,617	5,088,637
Sensata Technologies Holding BV (a)	54,473	1,837,919
		38,353,449
INDUSTRIAL CONGLOMERATES - 21.8%
Industrial Conglomerates - 21.8%
3M Co.	163,007	16,390,354
Carlisle Companies, Inc.	47,994	3,078,815
Danaher Corp.	280,025	16,781,898
General Electric Co.	2,626,584	58,520,293
		94,771,360
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	6,162	1,101,066
MACHINERY - 25.3%
Construction & Farm Machinery & Heavy Trucks - 9.2%
Cummins, Inc.	117,354	13,475,760
Manitowoc Co., Inc.	299,864	5,277,606
Oshkosh Truck Corp. (a)	115,874	4,539,943
PACCAR, Inc.	122,915	5,784,380
Toro Co.	86,100	3,790,983
WABCO Holdings, Inc. (a)	45,200	2,832,232
Wabtec Corp.	46,300	4,334,606
		40,035,510
Industrial Machinery - 16.1%
Actuant Corp. Class A	73,144	2,156,285
Donaldson Co., Inc.	61,600	2,316,776
Dover Corp.	56,777	3,927,833
Graco, Inc.	77,526	4,434,487
Harsco Corp.	103,850	2,647,137
IDEX Corp.	61,600	3,073,224
Illinois Tool Works, Inc.	164,329	10,324,791
Ingersoll-Rand PLC	136,347	7,006,872
Pall Corp.	80,291	5,483,875
Parker Hannifin Corp.	81,034	7,533,731
Pentair Ltd.	110,196	5,584,733
Stanley Black & Decker, Inc.	64,200	4,932,486
Timken Co.	114,523	6,139,578
TriMas Corp. (a)	150,083	4,636,064
		70,197,872
TOTAL MACHINERY		110,233,382
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - 6.3%
Human Resource & Employment Services - 3.0%
Manpower, Inc.	62,992	$ 3,244,088
Towers Watson & Co.	158,625	9,688,815
		12,932,903
Research & Consulting Services - 3.3%
Bureau Veritas SA	13,603	1,629,252
Dun & Bradstreet Corp.	28,500	2,323,890
IHS, Inc. Class A (a)	33,074	3,403,315
Nielsen Holdings B.V. (a)	130,204	4,232,932
Verisk Analytics, Inc. (a)	51,646	2,848,793
		14,438,182
TOTAL PROFESSIONAL SERVICES		27,371,085
ROAD & RAIL - 2.7%
Railroads - 1.9%
Union Pacific Corp.	61,936	8,142,107
Trucking - 0.8%
J.B. Hunt Transport Services, Inc.	54,936	3,695,545
TOTAL ROAD & RAIL		11,837,652
TRADING COMPANIES & DISTRIBUTORS - 3.3%
Trading Companies & Distributors - 3.3%
W.W. Grainger, Inc.	23,700	5,162,334
Watsco, Inc.	50,771	3,825,595
WESCO International, Inc. (a)	71,184	5,191,449
		14,179,378
TOTAL COMMON STOCKS (Cost $329,855,227)		416,646,247
Convertible Preferred Stocks - 0.2%

AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50% (Cost $880,307)	17,100	973,674
Convertible Bonds - 0.5%
	Principal Amount
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc.:
8% 6/1/14 (d)	$ 1,041,431	1,041,431
8% 12/6/14 (d)	850,700	850,700
8% 12/6/14 (d)	182,200	182,200
TOTAL CONVERTIBLE BONDS (Cost $2,074,331)		2,074,331
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 2/14/13 (c) (Cost $399,988)	$ 400,000	$ 399,998
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $19,199,038)	19,199,038	19,199,038
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $352,408,891)		439,293,288
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(3,971,019)
NET ASSETS - 100%		$ 435,322,269
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
52 CME E-mini S&P Select Sector Industrial Index Contracts	March 2013	$ 2,075,840	$ 135,663
The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,998.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,074,331 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,041,431
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 6/12/12	$ 1,032,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,066
Fidelity Securities Lending Cash Central Fund	222
Total	$ 10,288
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 416,646,247	$ 416,646,247	$ -	$ -
Convertible Preferred Stocks	973,674	973,674	-	-
Convertible Bonds	2,074,331	-	-	2,074,331
U.S. Treasury Obligations	399,998	-	399,998	-
Money Market Funds	19,199,038	19,199,038	-	-
Total Investments in Securities:	$ 439,293,288	$ 436,818,959	$ 399,998	$ 2,074,331
Derivative Instruments:
Assets
Futures Contracts	$ 135,663	$ 135,663	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 135,663	$ -
Total Value of Derivatives	$ 135,663	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $333,209,853)	$ 420,094,250
Fidelity Central Funds (cost $19,199,038)	19,199,038
Total Investments (cost $352,408,891)		$ 439,293,288
Receivable for investments sold		2,341,483
Receivable for fund shares sold		1,350,258
Dividends receivable		107,888
Interest receivable		223,574
Distributions receivable from Fidelity Central Funds		1,638
Prepaid expenses		759
Other receivables		18,656
Total assets		443,337,544

Liabilities
Payable for investments purchased	$ 5,862,196
Payable for fund shares redeemed	1,681,064
Accrued management fee	193,070
Distribution and service plan fees payable	146,789
Payable for daily variation margin on futures contracts	10,920
Other affiliated payables	90,895
Other payables and accrued expenses	30,341
Total liabilities		8,015,275

Net Assets		$ 435,322,269
Net Assets consist of:
Paid in capital		$ 352,914,428
Distributions in excess of net investment income		(352,715)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,259,591)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		87,020,147
Net Assets		$ 435,322,269

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($216,620,769 ÷ 7,156,355 shares)	$ 30.27

Maximum offering price per share (100/94.25 of $30.27)	$ 32.12
Class T: Net Asset Value and redemption price per share ($68,493,434 ÷ 2,297,842 shares)	$ 29.81

Maximum offering price per share (100/96.50 of $29.81)	$ 30.89
Class B: Net Asset Value and offering price per share ($19,367,906 ÷ 687,786 shares)A	$ 28.16

Class C: Net Asset Value and offering price per share ($72,422,775 ÷ 2,563,153 shares)A	$ 28.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($58,417,385 ÷ 1,860,821 shares)	$ 31.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 3,810,523
Interest		83,106
Income from Fidelity Central Funds		10,288
Total income		3,903,917

Expenses
Management fee	$ 1,097,122
Transfer agent fees	468,401
Distribution and service plan fees	847,131
Accounting and security lending fees	76,776
Custodian fees and expenses	9,276
Independent trustees' compensation	1,287
Registration fees	49,951
Audit	30,812
Legal	1,056
Miscellaneous	1,735
Total expenses before reductions	2,583,547
Expense reductions	(33,706)	2,549,841
Net investment income (loss)		1,354,076
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,854,021
Foreign currency transactions	2,184
Futures contracts	446,218
Total net realized gain (loss)		14,302,423
Change in net unrealized appreciation (depreciation) on: Investment securities	45,121,192
Assets and liabilities in foreign currencies	1,143
Futures contracts	(59,398)
Total change in net unrealized appreciation (depreciation)		45,062,937
Net gain (loss)		59,365,360
Net increase (decrease) in net assets resulting from operations		$ 60,719,436

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,354,076	$ 2,427,938
Net realized gain (loss)	14,302,423	(16,401,175)
Change in net unrealized appreciation (depreciation)	45,062,937	18,503,016
Net increase (decrease) in net assets resulting from operations	60,719,436	4,529,779
Distributions to shareholders from net investment income	(2,791,774)	(1,437,740)
Distributions to shareholders from net realized gain	-	(4,219,307)
Total distributions	(2,791,774)	(5,657,047)
Share transactions - net increase (decrease)	(7,797,480)	(82,942,475)
Redemption fees	3,084	15,881
Total increase (decrease) in net assets	50,133,266	(84,053,862)

Net Assets
Beginning of period	385,189,003	469,242,865
End of period (including distributions in excess of net investment income of $352,715 and undistributed net investment income of $1,084,983, respectively)	$ 435,322,269	$ 385,189,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.18	$ 25.73	$ 21.54	$ 16.87	$ 21.97	$ 25.49
Income from Investment Operations
Net investment income (loss) E	.12	.20	.09	.06	.13	.11
Net realized and unrealized gain (loss)	4.21	.61	4.13	4.68	(5.08)	(1.17)
Total from investment operations	4.33	.81	4.22	4.74	(4.95)	(1.06)
Distributions from net investment income	(.24)	(.11)	(.03)	(.07)	(.13)	-
Distributions from net realized gain	-	(.25)	-	-	(.02)	(2.46)
Total distributions	(.24)	(.36)	(.03)	(.07)	(.15)	(2.46)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 30.27	$ 26.18	$ 25.73	$ 21.54	$ 16.87	$ 21.97
Total Return B,C,D	16.62%	3.42%	19.59%	28.13%	(22.49)%	(4.71)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.13% A	1.14%	1.13%	1.18%	1.23%	1.17%
Expenses net of fee waivers, if any	1.13% A	1.14%	1.13%	1.18%	1.23%	1.17%
Expenses net of all reductions	1.11% A	1.14%	1.13%	1.17%	1.23%	1.16%
Net investment income (loss)	.87% A	.80%	.36%	.31%	.89%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 216,621	$ 192,038	$ 228,106	$ 165,029	$ 130,860	$ 188,859
Portfolio turnover rate G	89% A	82%	75%	110%	135%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.75	$ 25.33	$ 21.24	$ 16.64	$ 21.67	$ 25.17
Income from Investment Operations
Net investment income (loss) E	.08	.13	.03	.01	.10	.05
Net realized and unrealized gain (loss)	4.15	.61	4.07	4.61	(5.03)	(1.15)
Total from investment operations	4.23	.74	4.10	4.62	(4.93)	(1.10)
Distributions from net investment income	(.17)	(.07)	(.01)	(.02)	(.08)	-
Distributions from net realized gain	-	(.25)	-	-	(.02)	(2.40)
Total distributions	(.17)	(.32)	(.01)	(.02)	(.10)	(2.40)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 29.81	$ 25.75	$ 25.33	$ 21.24	$ 16.64	$ 21.67
Total Return B,C,D	16.50%	3.15%	19.28%	27.80%	(22.68)%	(4.96)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.38% A	1.40%	1.39%	1.44%	1.48%	1.41%
Expenses net of fee waivers, if any	1.38% A	1.40%	1.39%	1.44%	1.48%	1.41%
Expenses net of all reductions	1.37% A	1.39%	1.38%	1.43%	1.48%	1.41%
Net investment income (loss)	.61% A	.54%	.10%	.06%	.63%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,493	$ 63,954	$ 71,542	$ 58,202	$ 48,054	$ 85,025
Portfolio turnover rate G	89% A	82%	75%	110%	135%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 24.29	$ 23.99	$ 20.22	$ 15.90	$ 20.74	$ 24.19
Income from Investment Operations
Net investment income (loss) E	.01	- J	(.11)	(.09)	.02	(.07)
Net realized and unrealized gain (loss)	3.91	.57	3.88	4.41	(4.82)	(1.10)
Total from investment operations	3.92	.57	3.77	4.32	(4.80)	(1.17)
Distributions from net investment income	(.05)	(.02)	-	-	(.04)	-
Distributions from net realized gain	-	(.25)	-	-	-	(2.28)
Total distributions	(.05)	(.27)	-	-	(.04)	(2.28)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 28.16	$ 24.29	$ 23.99	$ 20.22	$ 15.90	$ 20.74
Total Return B,C,D	16.16%	2.59%	18.64%	27.17%	(23.10)%	(5.46)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	1.94%	1.93%	1.97%	1.98%	1.95%
Expenses net of fee waivers, if any	1.94% A	1.94%	1.93%	1.97%	1.98%	1.95%
Expenses net of all reductions	1.93% A	1.94%	1.93%	1.97%	1.98%	1.95%
Net investment income (loss)	.05% A	-% H	(.44)%	(.48)%	.13%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,368	$ 20,058	$ 28,600	$ 29,048	$ 25,212	$ 39,989
Portfolio turnover rate G	89% A	82%	75%	110%	135%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 24.38	$ 24.07	$ 20.28	$ 15.94	$ 20.79	$ 24.26
Income from Investment Operations
Net investment income (loss) E	.02	.01	(.09)	(.08)	.02	(.06)
Net realized and unrealized gain (loss)	3.92	.58	3.88	4.42	(4.83)	(1.11)
Total from investment operations	3.94	.59	3.79	4.34	(4.81)	(1.17)
Distributions from net investment income	(.06)	(.03)	-	-	(.04)	-
Distributions from net realized gain	-	(.25)	-	-	-	(2.30)
Total distributions	(.06)	(.28)	-	-	(.04)	(2.30)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 28.26	$ 24.38	$ 24.07	$ 20.28	$ 15.94	$ 20.79
Total Return B,C,D	16.19%	2.67%	18.69%	27.23%	(23.09)%	(5.44)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.88% A	1.89%	1.89%	1.93%	1.98%	1.91%
Expenses net of fee waivers, if any	1.88% A	1.89%	1.89%	1.93%	1.98%	1.91%
Expenses net of all reductions	1.86% A	1.88%	1.88%	1.92%	1.98%	1.90%
Net investment income (loss)	.12% A	.05%	(.40)%	(.43)%	.14%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,423	$ 66,289	$ 72,673	$ 51,760	$ 37,862	$ 57,742
Portfolio turnover rate G	89% A	82%	75%	110%	135%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 27.18	$ 26.69	$ 22.30	$ 17.45	$ 22.72	$ 26.26
Income from Investment Operations
Net investment income (loss) D	.17	.28	.17	.13	.19	.18
Net realized and unrealized gain (loss)	4.36	.63	4.28	4.83	(5.27)	(1.19)
Total from investment operations	4.53	.91	4.45	4.96	(5.08)	(1.01)
Distributions from net investment income	(.32)	(.17)	(.06)	(.11)	(.17)	-
Distributions from net realized gain	-	(.25)	-	-	(.02)	(2.53)
Total distributions	(.32)	(.42)	(.06)	(.11)	(.19)	(2.53)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 31.39	$ 27.18	$ 26.69	$ 22.30	$ 17.45	$ 22.72
Total Return B,C	16.76%	3.72%	19.95%	28.52%	(22.31)%	(4.40)%
Ratios to Average Net Assets E,G
Expenses before reductions	.85% A	.85%	.85%	.89%	.96%	.88%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.89%	.96%	.88%
Expenses net of all reductions	.83% A	.85%	.84%	.88%	.95%	.87%
Net investment income (loss)	1.15% A	1.08%	.65%	.61%	1.16%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,417	$ 42,850	$ 68,323	$ 29,578	$ 12,762	$ 33,642
Portfolio turnover rate F	89% A	82%	75%	110%	135%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, futures transactions, deferred trustees compensation, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 86,103,872
Gross unrealized depreciation	(1,087,799)
Net unrealized appreciation (depreciation) on securities and other investments	$ 85,016,073

Tax cost	$ 354,277,215

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

No expiration
Short-term	$ (15,596,016)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $446,218 and a change in net unrealized appreciation (depreciation) of $59,398 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $169,729,012 and $174,130,199, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 247,653	$ 2,324
Class T	.25%	.25%	163,338	-
Class B	.75%	.25%	97,746	73,543
Class C	.75%	.25%	338,394	30,309
			$ 847,131	$ 106,176

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 29,266
Class T	4,780
Class B*	10,476
Class C*	1,586
$ 46,108

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 235,105.24
Class T	78,773.24
Class B	29,266.30
Class C	79,955.24
Institutional Class	45,302.21
	$ 468,401

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,759 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $476 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $222. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,704 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 1,710,170	$ 896,458
Class T	408,588	170,680
Class B	36,770	16,830
Class C	160,671	70,972
Institutional Class	475,575	282,800
Total	$ 2,791,774	$ 1,437,740
From net realized gain
Class A	$ -	$ 2,092,354
Class T	-	659,892
Class B	-	286,480
Class C	-	731,497
Institutional Class	-	449,084
Total	$ -	$ 4,219,307

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	848,233	1,757,163	$ 24,131,802	$ 44,013,667
Reinvestment of distributions	53,714	118,075	1,500,721	2,609,664
Shares redeemed	(1,081,344)	(3,404,053)	(30,120,297)	(83,950,843)
Net increase (decrease)	(179,397)	(1,528,815)	$ (4,487,774)	$ (37,327,512)
Class T
Shares sold	120,146	369,147	$ 3,349,450	$ 9,058,222
Reinvestment of distributions	14,180	36,910	390,674	800,817
Shares redeemed	(319,949)	(746,452)	(8,774,372)	(17,604,399)
Net increase (decrease)	(185,623)	(340,395)	$ (5,034,248)	$ (7,745,360)
Class B
Shares sold	8,796	62,276	$ 233,592	$ 1,371,568
Reinvestment of distributions	1,145	12,641	30,226	255,322
Shares redeemed	(147,927)	(441,128)	(3,824,101)	(10,119,054)
Net increase (decrease)	(137,986)	(366,211)	$ (3,560,283)	$ (8,492,164)
Class C
Shares sold	164,071	457,163	$ 4,331,937	$ 10,854,816
Reinvestment of distributions	5,091	31,555	134,814	641,832
Shares redeemed	(325,499)	(787,971)	(8,397,490)	(18,054,638)
Net increase (decrease)	(156,337)	(299,253)	$ (3,930,739)	$ (6,557,990)
Institutional Class
Shares sold	689,729	806,817	$ 20,798,847	$ 21,049,427
Reinvestment of distributions	12,331	22,926	356,365	525,598
Shares redeemed	(417,989)	(1,812,880)	(11,939,648)	(44,394,474)
Net increase (decrease)	284,071	(983,137)	$ 9,215,564	$ (22,819,449)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.18%
Actual		$ 1,000.00	$ 1,061.80	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class T	1.43%
Actual		$ 1,000.00	$ 1,060.30	$ 7.43
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Class B	1.93%
Actual		$ 1,000.00	$ 1,058.00	$ 10.01
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.91%
Actual		$ 1,000.00	$ 1,058.10	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,063.40	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	11.4	21.6
Google, Inc. Class A	8.3	5.2
Oracle Corp.	3.6	1.7
salesforce.com, Inc.	3.4	2.4
Visa, Inc. Class A	3.3	3.9
eBay, Inc.	3.2	2.0
MasterCard, Inc. Class A	2.4	0.4
EMC Corp.	2.3	0.6
Altera Corp.	1.9	1.9
QUALCOMM, Inc.	1.6	2.9
	41.4
Top Industries (% of fund's net assets)
As of January 31, 2013
Software	19.9%
Internet Software & Services	17.6%
Computers & Peripherals	17.1%
Semiconductors & Semiconductor Equipment	15.1%
Communications Equipment	9.7%
All Others*	20.6%

As of July 31, 2012
Computers & Peripherals	24.5%
Software	17.6%
Semiconductors & Semiconductor Equipment	15.2%
Internet Software & Services	9.9%
IT Services	9.6%
All Others*	23.2%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Technology Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
AEROSPACE & DEFENSE - 0.1%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. (a)(d)	22,336	$ 624,738
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)	12,300	461,373
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
JSR Corp.	151,500	2,992,061
Nitto Denko Corp.	15,600	880,267
		3,872,328
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Commercial Printing - 0.4%
Nissha Printing Co. Ltd. (a)(d)	224,800	3,618,630
COMMUNICATIONS EQUIPMENT - 9.6%
Communications Equipment - 9.6%
AAC Acoustic Technology Holdings, Inc.	317,500	1,228,176
Acme Packet, Inc. (a)	215,301	5,203,825
ADTRAN, Inc. (d)	136,286	2,752,977
ADVA AG Optical Networking (a)	69,422	424,081
Alcatel-Lucent SA (a)(d)	561,200	937,796
Alcatel-Lucent SA sponsored ADR (a)	1,292,488	2,145,530
Aruba Networks, Inc. (a)(d)	148,107	3,412,385
Brocade Communications Systems, Inc. (a)	71,400	408,408
Ciena Corp. (a)	204,407	3,201,014
Cisco Systems, Inc.	191,987	3,949,173
Comba Telecom Systems Holdings Ltd.	66,000	23,914
F5 Networks, Inc. (a)	96,040	10,072,675
Finisar Corp. (a)	250,483	3,882,487
Infinera Corp. (a)(d)	240,998	1,718,316
JDS Uniphase Corp. (a)	214,604	3,113,904
Juniper Networks, Inc. (a)	449,636	10,062,854
Motorola Solutions, Inc.	55,687	3,251,564
Polycom, Inc. (a)	36,222	399,529
QUALCOMM, Inc.	190,393	12,571,650
Research In Motion Ltd. (a)(d)	500	6,490
Riverbed Technology, Inc. (a)	470	9,118
Sandvine Corp. (a)	751,600	1,329,122
Sandvine Corp. (U.K.) (a)	554,200	989,048
SerComm Corp.	273,000	403,999
Sonus Networks, Inc. (a)	985,783	2,237,727
Spirent Communications PLC	28,700	72,875
Telefonaktiebolaget LM Ericsson:
(B Shares)	79,300	922,359
(B Shares) sponsored ADR (d)	189,000	2,192,400
ZTE Corp. (H Shares)	432,000	835,547
		77,758,943

	Shares	Value
COMPUTERS & PERIPHERALS - 17.1%
Computer Hardware - 13.7%
3D Systems Corp. (a)(d)	40,736	$ 2,356,578
Advantech Co. Ltd.	573,000	2,396,393
Apple, Inc.	203,027	92,440,215
ASUSTeK Computer, Inc.	8,000	91,568
Foxconn Technology Co. Ltd.	15,000	43,837
Hewlett-Packard Co.	590	9,741
Lenovo Group Ltd.	9,584,000	9,972,778
Pegatron Corp. (a)	467,000	618,344
Quanta Computer, Inc.	35,000	81,663
Stratasys Ltd. (a)	35,735	2,804,483
Wistron Corp.	298,200	345,359
		111,160,959
Computer Storage & Peripherals - 3.4%
ADLINK Technology, Inc.	2,300	2,664
Catcher Technology Co. Ltd.	1,000	4,470
Chicony Electronics Co. Ltd.	630,000	1,747,274
EMC Corp. (a)	754,068	18,557,613
Fusion-io, Inc. (a)	52,100	910,708
Gemalto NV	940	83,702
NetApp, Inc. (a)	2,395	86,220
SanDisk Corp. (a)	96,556	4,826,834
SIMPLO Technology Co. Ltd.	2,000	9,313
Synaptics, Inc. (a)	22,281	781,617
Wacom Co. Ltd.	160	521,581
		27,531,996
TOTAL COMPUTERS & PERIPHERALS		138,692,955
DIVERSIFIED CONSUMER SERVICES - 0.2%
Education Services - 0.2%
Educomp Solutions Ltd.	16,123	38,753
New Oriental Education & Technology Group, Inc. sponsored ADR	72,300	1,234,161
		1,272,914
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
Dynapack International Technology Corp.	14,000	53,336
ELECTRONIC EQUIPMENT & COMPONENTS - 4.3%
Electronic Components - 1.8%
Aeroflex Holding Corp. (a)	30,143	210,700
Amphenol Corp. Class A	35,444	2,394,951
AU Optronics Corp. sponsored ADR (a)(d)	19,418	77,284
Cheng Uei Precision Industries Co. Ltd.	108,751	204,760
Delta Electronics, Inc.	175,000	634,101
FLEXium Interconnect, Inc.	106	359
InvenSense, Inc. (a)(d)	112,010	1,635,346
Ledlink Optics, Inc.	273,000	722,022
Omron Corp.	4,000	95,095
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
Tong Hsing Electronics Industries Ltd.	583,000	$ 2,240,789
TXC Corp.	443,000	714,081
Universal Display Corp. (a)(d)	140,417	3,906,401
Vishay Intertechnology, Inc. (a)	25,380	278,926
Yageo Corp. (a)	2,014,000	591,992
Yaskawa Electric Corp.	54,000	504,894
		14,211,701
Electronic Equipment & Instruments - 0.8%
Chroma ATE, Inc.	358,683	768,867
FEI Co.	3,300	201,168
Hitachi High-Technologies Corp.	300	5,968
Keyence Corp.	1,450	402,280
National Instruments Corp.	80,809	2,294,976
RealD, Inc. (a)(d)	12,949	147,360
SFA Engineering Corp.	1,435	63,044
SNU Precision Co. Ltd. (a)	7,370	41,117
Test Research, Inc.	19,214	34,810
TPK Holding Co. Ltd.	29,094	500,500
TPK Holding Co. Ltd. GDR (Reg. S)	125,790	2,163,946
		6,624,036
Electronic Manufacturing Services - 1.4%
Benchmark Electronics, Inc. (a)	1,200	21,072
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,300	20,864
IPG Photonics Corp.	2,200	144,056
Jabil Circuit, Inc.	120,080	2,270,713
Ju Teng International Holdings Ltd.	3,276,000	1,571,385
KEMET Corp. (a)	1,417	8,162
TE Connectivity Ltd.	93,225	3,624,588
Trimble Navigation Ltd. (a)	64,116	4,007,250
		11,668,090
Technology Distributors - 0.3%
Arrow Electronics, Inc. (a)	53	2,036
Digital China Holdings Ltd. (H Shares)	139,000	224,754
Redington India Ltd.	57,478	97,154
Synnex Technology International Corp.	985,000	1,998,019
VST Holdings Ltd.	980,000	242,618
WPG Holding Co. Ltd.	5,975	8,033
WT Microelectronics Co. Ltd.	17,509	22,294
		2,594,908
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		35,098,735
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.4%
Biosensors International Group Ltd. (a)	1,604,000	1,756,086
Trauson Holdings Co. Ltd.	1,500,000	1,417,722
		3,173,808

	Shares	Value
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
athenahealth, Inc. (a)	24,500	$ 2,118,515
Cerner Corp. (a)	5,499	453,942
So-net M3, Inc.	828	1,350,044
		3,922,501
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd. (a)	17,000	28,321
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
NVC Lighting Holdings Ltd.	180,000	44,563
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Samsung Techwin Co. Ltd.	196	10,376
INTERNET & CATALOG RETAIL - 0.5%
Internet Retail - 0.5%
Amazon.com, Inc. (a)	402	106,731
E-Commerce China Dangdang, Inc. ADR (a)	260	1,071
Expedia, Inc.	4,386	286,187
priceline.com, Inc. (a)	1,680	1,151,590
Rakuten, Inc.	180,600	1,649,090
Start Today Co. Ltd. (d)	48,200	463,842
TripAdvisor, Inc. (a)	2,394	110,794
		3,769,305
INTERNET SOFTWARE & SERVICES - 17.6%
Internet Software & Services - 17.6%
Active Network, Inc. (a)	64,340	355,800
Akamai Technologies, Inc. (a)	1,994	81,176
Baidu.com, Inc. sponsored ADR (a)	51	5,523
Bankrate, Inc. (a)	26,500	327,805
Bazaarvoice, Inc.	2,800	21,644
Cornerstone OnDemand, Inc. (a)	81,957	2,678,355
DealerTrack Holdings, Inc. (a)	28,570	902,241
Demandware, Inc.	37,414	1,189,391
E2open, Inc. (d)	29,100	519,435
eBay, Inc. (a)	460,981	25,782,667
ExactTarget, Inc.	129,500	2,847,705
Facebook, Inc. Class A	40,181	1,244,406
Google, Inc. Class A (a)	89,391	67,551,885
INFO Edge India Ltd.	35,836	232,135
Kakaku.com, Inc.	11,100	415,135
Keynote Systems, Inc.	8,200	127,920
LinkedIn Corp. (a)	45,110	5,584,167
LogMeIn, Inc. (a)	25,396	576,489
Mail.ru Group Ltd. GDR (e)	1,800	59,886
MercadoLibre, Inc.	134	11,846
Millennial Media, Inc.	141,724	1,635,495
NHN Corp.	12,951	2,868,715
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Open Text Corp. (a)	100	$ 5,833
PChome Online, Inc.	79,000	387,911
Qihoo 360 Technology Co. Ltd. ADR (a)	3,000	91,710
Rackspace Hosting, Inc. (a)	46,524	3,505,583
Renren, Inc. ADR (a)	5,900	19,765
Responsys, Inc. (a)	287,176	2,191,153
SciQuest, Inc. (a)	120,500	1,993,070
SINA Corp. (a)	96,689	5,311,127
SouFun Holdings Ltd. ADR	13,084	337,829
Tencent Holdings Ltd.	118,900	4,160,902
Velti PLC (a)	10,736	39,938
VeriSign, Inc. (a)	49,390	2,144,020
Vocus, Inc. (a)	114,015	1,999,823
Web.com Group, Inc. (a)	53,500	866,700
XO Group, Inc. (a)	5,200	50,024
Yahoo!, Inc. (a)	167,448	3,287,004
Yandex NV (a)	27,976	677,299
YouKu.com, Inc. ADR (a)	3,604	82,027
		142,171,539
IT SERVICES - 7.6%
Data Processing & Outsourced Services - 6.6%
Automatic Data Processing, Inc.	1,366	80,990
Fidelity National Information Services, Inc.	43,905	1,629,315
Fiserv, Inc. (a)	5,000	401,550
FleetCor Technologies, Inc. (a)	14,706	880,007
Global Payments, Inc.	49,800	2,453,148
Jack Henry & Associates, Inc.	20,492	850,008
MasterCard, Inc. Class A	37,535	19,458,144
Paychex, Inc.	2,300	75,049
Syntel, Inc.	7,600	443,004
VeriFone Systems, Inc. (a)	1,944	67,496
Visa, Inc. Class A	170,863	26,980,976
		53,319,687
IT Consulting & Other Services - 1.0%
Accenture PLC Class A	70,080	5,038,051
Bit-isle, Inc.	1,600	17,059
Camelot Information Systems, Inc. ADR (a)	145	199
ChinaSoft International Ltd. (a)	20,000	4,848
Cognizant Technology Solutions Corp. Class A (a)	5,486	428,895
IBM Corp.	5,946	1,207,454
InterXion Holding N.V. (a)	10,000	229,900
Pactera Technology International Ltd. ADR	94,096	755,591
ServiceSource International, Inc. (a)	82,288	497,842

	Shares	Value
Teradata Corp. (a)	1,246	$ 83,058
Virtusa Corp. (a)	16,100	333,431
		8,596,328
TOTAL IT SERVICES		61,916,015
LEISURE EQUIPMENT & PRODUCTS - 0.0%
Photographic Products - 0.0%
Sunny Optical Technology Group Co. Ltd.	273,000	232,328
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	1,406	71,186
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	27,300	441,714
		512,900
MACHINERY - 1.0%
Industrial Machinery - 1.0%
Airtac International Group	487,000	2,844,819
Fanuc Corp.	9,800	1,527,147
HIWIN Technologies Corp.	367,959	2,953,142
Mirle Automation Corp.	95,738	66,786
Nippon Thompson Co. Ltd.	76,000	299,196
Shin Zu Shing Co. Ltd.	154,000	468,310
		8,159,400
MEDIA - 0.3%
Advertising - 0.2%
Dentsu, Inc.	200	5,588
Focus Media Holding Ltd. ADR	45,341	1,146,674
ReachLocal, Inc. (a)	1,558	20,441
		1,172,703
Cable & Satellite - 0.1%
DIRECTV (a)	14,890	761,475
DISH Network Corp. Class A	2,428	90,492
		851,967
Movies & Entertainment - 0.0%
IMAX Corp. (a)	6,530	154,304
TOTAL MEDIA		2,178,974
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	8,333	66,747
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd.	1,099,250	943,988
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - 0.2%
Research & Consulting Services - 0.2%
Acacia Research Corp. (a)	8,600	$ 219,558
IHS, Inc. Class A (a)	12,200	1,255,380
		1,474,938
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Specialized REITs - 0.3%
American Tower Corp.	36,679	2,793,106
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
E-House China Holdings Ltd. ADR	61,629	307,529
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.8%
Semiconductor Equipment - 1.6%
Advanced Energy Industries, Inc. (a)	5,757	88,370
Amkor Technology, Inc. (a)(d)	1,594	7,380
Applied Materials, Inc.	160,566	2,072,907
Asia Pacific Systems, Inc. (a)	8,931	66,161
ASM International NV (depositary receipt)	32,658	1,298,482
ASML Holding NV	6,106	458,500
Dainippon Screen Manufacturing Co. Ltd.	87,000	443,348
Entegris, Inc. (a)	106,908	1,054,113
GCL-Poly Energy Holdings Ltd.	1,871,000	511,453
GT Advanced Technologies, Inc. (a)(d)	1,264	3,994
ICD Co. Ltd.	5,573	58,393
Lam Research Corp. (a)	1,989	81,827
Rubicon Technology, Inc. (a)	679	4,563
Teradyne, Inc. (a)	99,848	1,613,544
Tessera Technologies, Inc.	91,514	1,606,071
Ultratech, Inc. (a)	74,527	3,035,485
Visual Photonics Epitaxy Co. Ltd.	248,800	290,674
		12,695,265
Semiconductors - 13.2%
Advanced Micro Devices, Inc. (a)	1,157	3,008
Alpha & Omega Semiconductor Ltd. (a)	8,432	68,384
Altera Corp.	470,713	15,731,228
Analog Devices, Inc.	22,173	967,630
Applied Micro Circuits Corp. (a)	157,393	1,348,858
ARM Holdings PLC sponsored ADR	3,019	123,960
Atmel Corp. (a)	11,522	77,197
Avago Technologies Ltd.	133,549	4,777,048
Broadcom Corp. Class A	70,753	2,295,935
Canadian Solar, Inc. (a)	32	142
Cavium, Inc. (a)	207,388	6,935,055
Chipbond Technology Corp.	619,000	1,274,473
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	127,737	1,389,779
Cirrus Logic, Inc. (a)	13,806	389,743
Cree, Inc. (a)(d)	130,416	5,627,450
Cypress Semiconductor Corp.	5,622	57,738

	Shares	Value
Dialog Semiconductor PLC (a)	3,866	$ 69,028
Diodes, Inc. (a)	370	7,037
Duksan Hi-Metal Co. Ltd. (a)	4,508	92,604
Epistar Corp.	218,000	414,148
Fairchild Semiconductor International, Inc. (a)	565	8,345
Freescale Semiconductor Holdings I Ltd. (a)	187,013	2,702,338
Genesis Photonics, Inc.	15,894	12,433
Hittite Microwave Corp. (a)	12,300	754,974
Imagination Technologies Group PLC (a)	163,746	1,325,774
Infineon Technologies AG	37,200	335,640
Inotera Memories, Inc. (a)	11,591,000	1,942,955
Inphi Corp. (a)	126,857	1,018,662
International Rectifier Corp. (a)	19,349	377,112
Intersil Corp. Class A	92,123	796,864
JA Solar Holdings Co. Ltd. ADR (a)(d)	8,186	43,713
Linear Technology Corp.	17,500	640,850
LSI Corp. (a)	500,495	3,523,485
MagnaChip Semiconductor Corp. (a)	6,064	97,145
Marvell Technology Group Ltd.	566	5,236
MediaTek, Inc.	78,522	858,876
Mellanox Technologies Ltd. (a)	23,200	1,234,704
Micrel, Inc.	7,241	75,379
Micron Technology, Inc. (a)	762,858	5,767,206
Microsemi Corp. (a)	4,100	85,772
Mindspeed Technologies, Inc. (a)(d)	214,376	1,054,730
Monolithic Power Systems, Inc.	156,602	3,648,827
MStar Semiconductor, Inc.	116,000	881,883
Novatek Microelectronics Corp.	695,000	2,765,408
NVIDIA Corp.	6,070	74,418
NXP Semiconductors NV (a)	13,481	404,295
O2Micro International Ltd. sponsored ADR (a)	14,600	44,676
Omnivision Technologies, Inc. (a)	27,374	420,738
ON Semiconductor Corp. (a)	725,626	5,696,164
Phison Electronics Corp.	1,000	6,756
PMC-Sierra, Inc. (a)	478,684	2,766,794
Power Integrations, Inc.	51,384	1,921,762
Radiant Opto-Electronics Corp.	15,550	60,294
Rambus, Inc. (a)	156,707	855,620
RDA Microelectronics, Inc. sponsored ADR	23,078	271,859
RF Micro Devices, Inc. (a)	488,295	2,441,475
Samsung Electronics Co. Ltd.	293	389,945
Semtech Corp. (a)	91,481	2,759,067
Silicon Laboratories, Inc. (a)	1,700	74,188
Silicon Motion Technology Corp. sponsored ADR	57,520	927,798
SK Hynix, Inc.	17,460	391,562
Skyworks Solutions, Inc. (a)	149,569	3,580,682
Spreadtrum Communications, Inc. ADR (d)	566,204	8,776,162
STMicroelectronics NV (NY Shares) unit (d)	11,500	99,245
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Taiwan Surface Mounting Technology Co. Ltd.	107,320	$ 159,363
Texas Instruments, Inc.	2,850	94,278
Trina Solar Ltd. (a)(d)	10,094	52,186
TriQuint Semiconductor, Inc. (a)	80,192	421,008
United Microelectronics Corp.	4,000	1,562
Vanguard International Semiconductor Corp.	17,000	12,348
Win Semiconductors Corp.	1,358	1,573
Xilinx, Inc.	66,944	2,442,787
YoungTek Electronics Corp.	1,156	2,654
		106,760,015
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		119,455,280
SOFTWARE - 19.9%
Application Software - 11.8%
Adobe Systems, Inc. (a)	167,999	6,355,402
ANSYS, Inc. (a)	33,753	2,484,221
AsiaInfo-Linkage, Inc. (a)	105,856	1,162,299
Aspen Technology, Inc. (a)	162,568	4,974,581
Autodesk, Inc. (a)	83,188	3,234,349
AutoNavi Holdings Ltd. ADR (a)	5,621	67,059
Blackbaud, Inc.	13,200	328,944
BroadSoft, Inc. (a)	95,427	3,241,655
Citrix Systems, Inc. (a)	72,205	5,282,518
Compuware Corp. (a)	86,700	1,007,454
Comverse Technology, Inc.	47,105	205,378
Comverse, Inc.	4,710	136,025
Concur Technologies, Inc. (a)	80,054	5,355,613
Dassault Systemes SA	6,900	767,119
Descartes Systems Group, Inc. (a)	219,300	2,066,794
Guidewire Software, Inc.	43,500	1,440,720
Informatica Corp. (a)	2,233	82,643
Intuit, Inc.	1,366	85,211
Jive Software, Inc. (a)(d)	130,320	1,997,806
Kingdee International Software Group Co. Ltd. (a)	13,250,800	2,733,744
Manhattan Associates, Inc. (a)	97	6,645
MicroStrategy, Inc. Class A (a)	17,560	1,760,741
Nuance Communications, Inc. (a)	240,605	5,786,550
Parametric Technology Corp. (a)	200,085	4,637,970
Pegasystems, Inc. (d)	56,452	1,357,671
PROS Holdings, Inc. (a)	8,633	190,444
QLIK Technologies, Inc. (a)	79,587	1,767,627
RealPage, Inc. (a)	4,600	107,364
salesforce.com, Inc. (a)	159,753	27,498,284
SAP AG	4,783	392,241
SolarWinds, Inc. (a)	15,214	827,946
Splunk, Inc.	200	6,592

	Shares	Value
Synchronoss Technologies, Inc. (a)	92,548	$ 2,203,568
Synopsys, Inc. (a)	2,500	83,600
TIBCO Software, Inc. (a)	142,116	3,331,199
TiVo, Inc. (a)	8,000	106,720
Ultimate Software Group, Inc. (a)	17,300	1,756,642
Workday, Inc.	5,600	299,152
		95,130,491
Home Entertainment Software - 0.6%
Activision Blizzard, Inc.	6,400	72,896
Capcom Co. Ltd. (d)	43,100	693,785
Giant Interactive Group, Inc. ADR (d)	232,485	1,439,082
Nintendo Co. Ltd.	600	58,527
Perfect World Co. Ltd. sponsored ADR Class B	168,117	1,973,694
Take-Two Interactive Software, Inc. (a)	64,262	782,069
		5,020,053
Systems Software - 7.5%
Allot Communications Ltd. (a)	20,200	278,558
BMC Software, Inc. (a)	1,824	75,787
Check Point Software Technologies Ltd. (a)	1,413	70,650
CommVault Systems, Inc. (a)	40,144	3,080,249
Fortinet, Inc. (a)	442	10,427
Infoblox, Inc.	3,000	56,550
Insyde Software Corp.	304,000	778,273
Microsoft Corp.	2,790	76,641
NetSuite, Inc. (a)	51,018	3,582,994
Oracle Corp.	820,642	29,140,997
Progress Software Corp. (a)	22,278	522,865
Red Hat, Inc. (a)	157,559	8,753,978
ServiceNow, Inc.	12,500	346,500
Sourcefire, Inc. (a)	36,933	1,573,346
Symantec Corp. (a)	3,984	86,732
Totvs SA	72,900	1,587,703
VMware, Inc. Class A (a)	144,750	11,070,480
		61,092,730
TOTAL SOFTWARE		161,243,274
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	69,029	4,808,560
TOTAL COMMON STOCKS (Cost $741,844,375)		778,667,404
Convertible Bonds - 0.4%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13	$ 1,270,000	1,257,173
Convertible Bonds - continued
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	$ 2,179,000	$ 2,070,050
TOTAL CONVERTIBLE BONDS (Cost $3,333,906)		3,327,223
Master Notes - 0.0%

OZ Optics Ltd. 5% 11/5/14 (f) (Cost $121,841)	120,442	120,442
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	22,056,171	22,056,171
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	23,685,945	23,685,945
TOTAL MONEY MARKET FUNDS (Cost $45,742,116)		45,742,116
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $791,042,238)	827,857,185
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(18,346,930)
NET ASSETS - 100%	$ 809,510,255
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,886 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $120,442 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 123,484
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,656
Fidelity Securities Lending Cash Central Fund	173,177
Total	$ 221,833
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 778,667,404	$ 776,413,446	$ 2,253,958	$ -
Convertible Bonds	3,327,223	-	3,327,223	-
Master Notes	120,442	-	-	120,442
Money Market Funds	45,742,116	45,742,116	-	-
Total Investments in Securities:	$ 827,857,185	$ 822,155,562	$ 5,581,181	$ 120,442

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 12,491,203
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	81.7%
Cayman Islands	5.6%
Taiwan	3.3%
Japan	2.0%
Hong Kong	1.2%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,082,974) - See accompanying schedule: Unaffiliated issuers (cost $745,300,122)	$ 782,115,069
Fidelity Central Funds (cost $45,742,116)	45,742,116
Total Investments (cost $791,042,238)		$ 827,857,185
Foreign currency held at value (cost $1,795,094)		1,794,978
Receivable for investments sold		23,946,504
Receivable for fund shares sold		740,924
Dividends receivable		33,067
Interest receivable		35,007
Distributions receivable from Fidelity Central Funds		42,637
Prepaid expenses		1,604
Other receivables		98,284
Total assets		854,550,190

Liabilities
Payable for investments purchased	$ 18,967,403
Payable for fund shares redeemed	1,501,414
Accrued management fee	373,779
Distribution and service plan fees payable	225,057
Other affiliated payables	203,179
Other payables and accrued expenses	83,158
Collateral on securities loaned, at value	23,685,945
Total liabilities		45,039,935

Net Assets		$ 809,510,255
Net Assets consist of:
Paid in capital		$ 862,156,863
Accumulated net investment loss		(4,349,626)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(85,090,274)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,793,292
Net Assets		$ 809,510,255

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($334,210,360 ÷ 12,465,241 shares)	$ 26.81

Maximum offering price per share (100/94.25 of $26.81)	$ 28.45
Class T: Net Asset Value and redemption price per share ($167,149,967 ÷ 6,465,807 shares)	$ 25.85

Maximum offering price per share (100/96.50 of $25.85)	$ 26.79
Class B: Net Asset Value and offering price per share ($15,191,861 ÷ 635,437 shares)A	$ 23.91

Class C: Net Asset Value and offering price per share ($86,133,011 ÷ 3,586,181 shares)A	$ 24.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($206,825,056 ÷ 7,339,505 shares)	$ 28.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 2,704,151
Interest		238,412
Income from Fidelity Central Funds (including $173,177 from security lending)		221,833
Total income		3,164,396

Expenses
Management fee	$ 2,152,260
Transfer agent fees	1,094,474
Distribution and service plan fees	1,384,822
Accounting and security lending fees	137,861
Custodian fees and expenses	50,361
Independent trustees' compensation	2,560
Registration fees	52,432
Audit	29,874
Legal	3,930
Miscellaneous	3,105
Total expenses before reductions	4,911,679
Expense reductions	(142,994)	4,768,685
Net investment income (loss)		(1,604,289)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,115,195
Foreign currency transactions	(51,362)
Total net realized gain (loss)		40,063,833
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $21,302)	5,275,286
Assets and liabilities in foreign currencies	(1,472)
Total change in net unrealized appreciation (depreciation)		5,273,814
Net gain (loss)		45,337,647
Net increase (decrease) in net assets resulting from operations		$ 43,733,358

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,604,289)	$ (4,886,076)
Net realized gain (loss)	40,063,833	13,565,652
Change in net unrealized appreciation (depreciation)	5,273,814	(12,835,203)
Net increase (decrease) in net assets resulting from operations	43,733,358	(4,155,627)
Share transactions - net increase (decrease)	55,485,592	(54,812,282)
Redemption fees	29,281	30,293
Total increase (decrease) in net assets	99,248,231	(58,937,616)

Net Assets
Beginning of period	710,262,024	769,199,640
End of period (including accumulated net investment loss of $4,349,626 and accumulated net investment loss of $2,745,337, respectively)	$ 809,510,255	$ 710,262,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.25	$ 25.14	$ 19.83	$ 16.03	$ 17.04	$ 20.55
Income from Investment Operations
Net investment income (loss) E	(.04)	(.13)	(.18)	(.16)	.02 H	(.10)
Net realized and unrealized gain (loss)	1.60	.24	5.49	3.96	(1.03)	(3.41)
Total from investment operations	1.56	.11	5.31	3.80	(1.01)	(3.51)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 26.81	$ 25.25	$ 25.14	$ 19.83	$ 16.03	$ 17.04
Total Return B, C, D	6.18%	.44%	26.78%	23.71%	(5.93)%	(17.08)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.18% A	1.18%	1.18%	1.21%	1.23%	1.21%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.21%	1.23%	1.21%
Expenses net of all reductions	1.14% A	1.17%	1.16%	1.18%	1.22%	1.19%
Net investment income (loss)	(.32)% A	(.55)%	(.73)%	(.83)%	.17% H	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,210	$ 336,693	$ 375,609	$ 312,659	$ 258,433	$ 275,117
Portfolio turnover rate G	115% A	201%	167%	115%	225%	214%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 24.38	$ 24.33	$ 19.24	$ 15.59	$ 16.62	$ 20.09
Income from Investment Operations
Net investment income (loss) E	(.07)	(.19)	(.23)	(.20)	(.01) H	(.14)
Net realized and unrealized gain (loss)	1.54	.24	5.32	3.85	(1.02)	(3.33)
Total from investment operations	1.47	.05	5.09	3.65	(1.03)	(3.47)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 25.85	$ 24.38	$ 24.33	$ 19.24	$ 15.59	$ 16.62
Total Return B, C, D	6.03%	.21%	26.46%	23.41%	(6.20)%	(17.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43% A	1.43%	1.43%	1.46%	1.49%	1.46%
Expenses net of fee waivers, if any	1.43% A	1.43%	1.43%	1.46%	1.49%	1.46%
Expenses net of all reductions	1.39% A	1.42%	1.40%	1.44%	1.48%	1.45%
Net investment income (loss)	(.57)% A	(.80)%	(.98)%	(1.09)%	(.09)% H	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167,150	$ 172,709	$ 196,913	$ 169,049	$ 151,170	$ 173,917
Portfolio turnover rate G	115% A	201%	167%	115%	225%	214%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.60	$ 22.67	$ 18.01	$ 14.67	$ 15.72	$ 19.10
Income from Investment Operations
Net investment income (loss) E	(.13)	(.28)	(.33)	(.27)	(.07) H	(.23)
Net realized and unrealized gain (loss)	1.44	.21	4.99	3.61	(.98)	(3.15)
Total from investment operations	1.31	(.07)	4.66	3.34	(1.05)	(3.38)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.91	$ 22.60	$ 22.67	$ 18.01	$ 14.67	$ 15.72
Total Return B, C, D	5.80%	(.31)%	25.87%	22.77%	(6.68)%	(17.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.93%	1.93%	1.96%	1.98%	1.96%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.93%	1.96%	1.98%	1.96%
Expenses net of all reductions	1.89% A	1.92%	1.91%	1.94%	1.97%	1.94%
Net investment income (loss)	(1.07)% A	(1.30)%	(1.49)%	(1.59)%	(.58)% H	(1.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,192	$ 17,476	$ 25,508	$ 29,176	$ 30,580	$ 47,294
Portfolio turnover rate G	115% A	201%	167%	115%	225%	214%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.70	$ 22.77	$ 18.09	$ 14.74	$ 15.79	$ 19.18
Income from Investment Operations
Net investment income (loss) E	(.13)	(.29)	(.33)	(.28)	(.07) H	(.23)
Net realized and unrealized gain (loss)	1.45	.22	5.01	3.63	(.98)	(3.16)
Total from investment operations	1.32	(.07)	4.68	3.35	(1.05)	(3.39)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.02	$ 22.70	$ 22.77	$ 18.09	$ 14.74	$ 15.79
Total Return B, C, D	5.81%	(.31)%	25.87%	22.73%	(6.65)%	(17.67)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.93%	1.92%	1.96%	1.98%	1.96%
Expenses net of fee waivers, if any	1.91% A	1.93%	1.92%	1.96%	1.98%	1.96%
Expenses net of all reductions	1.87% A	1.91%	1.90%	1.93%	1.97%	1.94%
Net investment income (loss)	(1.06)% A	(1.29)%	(1.48)%	(1.58)%	(.58)% H	(1.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,133	$ 88,074	$ 89,819	$ 70,017	$ 55,645	$ 63,590
Portfolio turnover rate G	115% A	201%	167%	115%	225%	214%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.50	$ 26.30	$ 20.68	$ 16.67	$ 17.68	$ 21.26
Income from Investment Operations
Net investment income (loss) D	- I	(.06)	(.11)	(.11)	.06 G	(.04)
Net realized and unrealized gain (loss)	1.68	.26	5.73	4.12	(1.07)	(3.54)
Total from investment operations	1.68	.20	5.62	4.01	(1.01)	(3.58)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.18	$ 26.50	$ 26.30	$ 20.68	$ 16.67	$ 17.68
Total Return B, C	6.34%	.76%	27.18%	24.06%	(5.71)%	(16.84)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.86%	.87%	.92%	.98%	.94%
Expenses net of fee waivers, if any	.86% A	.86%	.87%	.92%	.98%	.94%
Expenses net of all reductions	.82% A	.85%	.85%	.90%	.97%	.92%
Net investment income (loss)	-% A,J	(.23)%	(.43)%	(.55)%	.42% G	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 206,825	$ 95,310	$ 81,350	$ 42,277	$ 26,285	$ 22,021
Portfolio turnover rate F	115% A	201%	167%	115%	225%	214%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and master notes, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 86,707,428
Gross unrealized depreciation	(55,092,621)
Net unrealized appreciation (depreciation) on securities and other investments	$ 31,614,807

Tax cost	$ 796,242,378

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (117,524,425)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $499,555,632 and $412,678,395, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 428,018	$ 7,927
Class T	.25%	.25%	433,737	4,334
Class B	.75%	.25%	82,957	62,521
Class C	.75%	.25%	440,110	43,697
			$ 1,384,822	$ 118,479

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,669
Class T	8,463
Class B*	16,117
Class C*	1,655
$ 56,904

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 512,681.30
Class T	258,337.30
Class B	24,887.30
Class C	123,886.28
Institutional Class	174,683.23
	$ 1,094,474

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,701 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $926 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,845,817. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $31,154 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $142,975 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	1,153,952	2,592,933	$ 30,659,678	$ 63,934,256
Shares redeemed	(2,022,139)	(4,198,134)	(53,306,212)	(101,495,361)
Net increase (decrease)	(868,187)	(1,605,201)	$ (22,646,534)	$ (37,561,105)
Class T
Shares sold	383,104	978,762	$ 9,778,426	$ 23,400,718
Shares redeemed	(1,001,950)	(1,986,110)	(25,588,398)	(46,751,109)
Net increase (decrease)	(618,846)	(1,007,348)	$ (15,809,972)	$ (23,350,391)
Class B
Shares sold	9,970	50,311	$ 233,617	$ 1,085,625
Shares redeemed	(147,753)	(402,080)	(3,492,275)	(8,778,422)
Net increase (decrease)	(137,783)	(351,769)	$ (3,258,658)	$ (7,692,797)
Class C
Shares sold	219,703	840,429	$ 5,244,272	$ 19,233,850
Shares redeemed	(512,777)	(904,947)	(12,185,037)	(19,636,815)
Net increase (decrease)	(293,074)	(64,518)	$ (6,940,765)	$ (402,965)
Institutional Class
Shares sold	4,735,706	2,443,052	$ 131,347,877	$ 63,798,153
Shares redeemed	(993,096)	(1,939,243)	(27,206,356)	(49,603,177)
Net increase (decrease)	3,742,610	503,809	$ 104,141,521	$ 14,194,976

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.22%
Actual		$ 1,000.00	$ 1,037.40	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.48%
Actual		$ 1,000.00	$ 1,035.90	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.97%
Actual		$ 1,000.00	$ 1,033.50	$ 10.10
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Class C	1.95%
Actual		$ 1,000.00	$ 1,033.40	$ 9.99
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class	.92%
Actual		$ 1,000.00	$ 1,038.50	$ 4.73
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Duke Energy Corp.	13.7	14.8
Sempra Energy	8.8	4.8
American Electric Power Co., Inc.	8.1	6.9
Edison International	6.5	7.1
The AES Corp.	4.8	3.6
NiSource, Inc.	4.5	4.7
NRG Energy, Inc.	4.4	1.8
CenterPoint Energy, Inc.	4.3	5.3
Calpine Corp.	4.0	3.5
Kinder Morgan Holding Co. LLC	4.0	0.0
	63.1
Top Industries (% of fund's net assets)
As of January 31, 2013
Electric Utilities	42.5%
Multi-Utilities	24.9%
Independent Power Producers & Energy Traders	13.2%
Oil, Gas & Consumable Fuels	8.1%
Gas Utilities	4.7%
All Others*	6.6%

As of July 31, 2012
Electric Utilities	55.1%
Multi-Utilities	22.1%
Independent Power Producers & Energy Traders	9.5%
Gas Utilities	5.8%
Water Utilities	4.0%
All Others*	3.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Utilities Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
ELECTRIC UTILITIES - 42.5%
Electric Utilities - 42.5%
American Electric Power Co., Inc.	356,915	$ 16,164,680
Duke Energy Corp.	399,791	27,481,633
Edison International	268,123	12,920,847
Exelon Corp.	62,600	1,968,144
FirstEnergy Corp.	67,896	2,749,109
ITC Holdings Corp.	35,580	2,881,980
NextEra Energy, Inc.	97,450	7,021,273
Northeast Utilities	148,287	6,039,730
OGE Energy Corp.	49,949	2,932,506
PPL Corp.	160,100	4,849,429
		85,009,331
GAS UTILITIES - 4.7%
Gas Utilities - 4.7%
National Fuel Gas Co.	38,641	2,102,070
ONEOK, Inc.	153,688	7,224,873
		9,326,943
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 13.2%
Independent Power Producers & Energy Traders - 13.2%
Calpine Corp. (a)	411,090	8,110,806
NRG Energy, Inc.	363,375	8,721,000
The AES Corp.	889,067	9,637,486
		26,469,292
MULTI-UTILITIES - 24.9%
Multi-Utilities - 24.9%
Ameren Corp.	86,000	2,789,840
CenterPoint Energy, Inc.	412,963	8,440,964
CMS Energy Corp.	164,700	4,232,790
NiSource, Inc.	333,163	9,005,396
PG&E Corp.	177,647	7,574,868
Sempra Energy	234,853	17,625,718
		49,669,576
OIL, GAS & CONSUMABLE FUELS - 8.1%
Oil & Gas Storage & Transport - 8.1%
Cheniere Energy, Inc. (a)	132,298	2,808,687

	Shares	Value
Enbridge, Inc.	71,000	$ 3,121,466
Kinder Morgan Holding Co. LLC	215,200	8,061,392
Markwest Energy Partners LP	41,500	2,291,630
		16,283,175
WATER UTILITIES - 4.3%
Water Utilities - 4.3%
American Water Works Co., Inc.	167,748	6,421,393
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	49,600	2,207,696
		8,629,089
TOTAL COMMON STOCKS (Cost $180,933,463)		195,387,406
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.16% (b) (Cost $7,326,217)	7,326,217	7,326,217
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $188,259,680)		202,713,623
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(2,844,095)
NET ASSETS - 100%		$ 199,869,528
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,180
Fidelity Securities Lending Cash Central Fund	1,553
Total	$ 3,733
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $180,933,463)	$ 195,387,406
Fidelity Central Funds (cost $7,326,217)	7,326,217
Total Investments (cost $188,259,680)		$ 202,713,623
Receivable for investments sold		2,564,212
Receivable for fund shares sold		224,856
Dividends receivable		290,489
Distributions receivable from Fidelity Central Funds		737
Prepaid expenses		506
Other receivables		30,637
Total assets		205,825,060

Liabilities
Payable for investments purchased	$ 5,433,157
Payable for fund shares redeemed	289,569
Accrued management fee	90,247
Distribution and service plan fees payable	64,623
Other affiliated payables	52,207
Other payables and accrued expenses	25,729
Total liabilities		5,955,532

Net Assets		$ 199,869,528
Net Assets consist of:
Paid in capital		$ 210,542,941
Undistributed net investment income		51,427
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,178,790)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,453,950
Net Assets		$ 199,869,528

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($99,710,891 ÷ 4,629,703 shares)	$ 21.54

Maximum offering price per share (100/94.25 of $21.54)	$ 22.85
Class T: Net Asset Value and redemption price per share ($37,812,164 ÷ 1,752,188 shares)	$ 21.58

Maximum offering price per share (100/96.50 of $21.58)	$ 22.36
Class B: Net Asset Value and offering price per share ($5,646,432 ÷ 263,913 shares)A	$ 21.40

Class C: Net Asset Value and offering price per share ($30,188,340 ÷ 1,423,699 shares)A	$ 21.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,511,701 ÷ 1,212,661 shares)	$ 21.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 3,271,439
Income from Fidelity Central Funds		3,733
Total income		3,275,172

Expenses
Management fee	$ 530,873
Transfer agent fees	280,748
Distribution and service plan fees	389,368
Accounting and security lending fees	37,263
Custodian fees and expenses	3,326
Independent trustees' compensation	637
Registration fees	45,159
Audit	23,161
Legal	591
Miscellaneous	742
Total expenses before reductions	1,311,868
Expense reductions	(48,197)	1,263,671
Net investment income (loss)		2,011,501
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,113,501
Foreign currency transactions	935
Total net realized gain (loss)		6,114,436
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,220,404)
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		(1,220,397)
Net gain (loss)		4,894,039
Net increase (decrease) in net assets resulting from operations		$ 6,905,540

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,011,501	$ 3,499,951
Net realized gain (loss)	6,114,436	12,574,840
Change in net unrealized appreciation (depreciation)	(1,220,397)	5,997,904
Net increase (decrease) in net assets resulting from operations	6,905,540	22,072,695
Distributions to shareholders from net investment income	(3,653,871)	(3,107,112)
Share transactions - net increase (decrease)	1,343,746	16,682,706
Redemption fees	1,964	8,157
Total increase (decrease) in net assets	4,597,379	35,656,446

Net Assets
Beginning of period	195,272,149	159,615,703
End of period (including undistributed net investment income of $51,427 and undistributed net investment income of $1,693,797, respectively)	$ 199,869,528	$ 195,272,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.20	$ 19.09	$ 16.59	$ 15.27	$ 20.28	$ 20.74
Income from Investment Operations
Net investment income (loss) E	.23	.43	.39	.40	.35	.24
Net realized and unrealized gain (loss)	.54	2.07	2.50	1.32	(5.10)	(.38)
Total from investment operations	.77	2.50	2.89	1.72	(4.75)	(.14)
Distributions from net investment income	(.43)	(.39)	(.39)	(.40)	(.26)	(.32)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.54	$ 21.20	$ 19.09	$ 16.59	$ 15.27	$ 20.28
Total Return B, C, D	3.74%	13.40%	17.71%	11.42%	(23.44)%	(.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22% A	1.23%	1.24%	1.26%	1.26%	1.21%
Expenses net of fee waivers, if any	1.22% A	1.23%	1.24%	1.26%	1.26%	1.21%
Expenses net of all reductions	1.17% A	1.22%	1.20%	1.22%	1.26%	1.21%
Net investment income (loss)	2.26% A	2.24%	2.18%	2.49%	2.37%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,711	$ 99,813	$ 78,312	$ 64,890	$ 66,064	$ 105,219
Portfolio turnover rate G	135% A	195%	201%	216%	247%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.21	$ 19.09	$ 16.59	$ 15.27	$ 20.26	$ 20.71
Income from Investment Operations
Net investment income (loss) E	.21	.38	.35	.35	.31	.18
Net realized and unrealized gain (loss)	.53	2.07	2.50	1.33	(5.10)	(.39)
Total from investment operations	.74	2.45	2.85	1.68	(4.79)	(.21)
Distributions from net investment income	(.37)	(.33)	(.35)	(.36)	(.20)	(.24)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.58	$ 21.21	$ 19.09	$ 16.59	$ 15.27	$ 20.26
Total Return B, C, D	3.59%	13.13%	17.39%	11.13%	(23.61)%	(1.11)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48% A	1.49%	1.50%	1.52%	1.52%	1.47%
Expenses net of fee waivers, if any	1.48% A	1.49%	1.50%	1.52%	1.52%	1.47%
Expenses net of all reductions	1.43% A	1.48%	1.46%	1.49%	1.52%	1.47%
Net investment income (loss)	2.00% A	1.98%	1.92%	2.23%	2.11%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,812	$ 38,276	$ 35,701	$ 33,651	$ 33,989	$ 54,346
Portfolio turnover rate G	135% A	195%	201%	216%	247%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.96	$ 18.86	$ 16.38	$ 15.08	$ 20.01	$ 20.40
Income from Investment Operations
Net investment income (loss) E	.15	.28	.25	.27	.24	.08
Net realized and unrealized gain (loss)	.54	2.05	2.49	1.31	(5.04)	(.39)
Total from investment operations	.69	2.33	2.74	1.58	(4.80)	(.31)
Distributions from net investment income	(.25)	(.23)	(.26)	(.28)	(.13)	(.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.40	$ 20.96	$ 18.86	$ 16.38	$ 15.08	$ 20.01
Total Return B, C, D	3.35%	12.54%	16.87%	10.56%	(23.97)%	(1.59)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.97% A	1.98%	1.99%	2.01%	2.01%	1.96%
Expenses net of fee waivers, if any	1.97% A	1.98%	1.99%	2.01%	2.01%	1.96%
Expenses net of all reductions	1.92% A	1.97%	1.95%	1.98%	2.01%	1.95%
Net investment income (loss)	1.51% A	1.49%	1.43%	1.74%	1.62%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,646	$ 6,677	$ 7,773	$ 8,794	$ 10,634	$ 20,747
Portfolio turnover rate G	135% A	195%	201%	216%	247%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.80	$ 18.75	$ 16.30	$ 15.02	$ 19.93	$ 20.38
Income from Investment Operations
Net investment income (loss) E	.16	.29	.26	.27	.24	.08
Net realized and unrealized gain (loss)	.52	2.03	2.46	1.30	(5.02)	(.39)
Total from investment operations	.68	2.32	2.72	1.57	(4.78)	(.31)
Distributions from net investment income	(.28)	(.27)	(.27)	(.29)	(.13)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.20	$ 20.80	$ 18.75	$ 16.30	$ 15.02	$ 19.93
Total Return B, C, D	3.34%	12.56%	16.85%	10.54%	(23.96)%	(1.58)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.95% A	1.95%	1.98%	2.01%	2.01%	1.95%
Expenses net of fee waivers, if any	1.95% A	1.95%	1.98%	2.01%	2.01%	1.95%
Expenses net of all reductions	1.90% A	1.95%	1.94%	1.97%	2.01%	1.95%
Net investment income (loss)	1.53% A	1.51%	1.43%	1.74%	1.62%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,188	$ 29,942	$ 26,915	$ 21,415	$ 22,352	$ 37,387
Portfolio turnover rate G	135% A	195%	201%	216%	247%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 19.40	$ 16.85	$ 15.51	$ 20.52	$ 20.95
Income from Investment Operations
Net investment income (loss) D	.27	.50	.45	.44	.39	.31
Net realized and unrealized gain (loss)	.53	2.10	2.54	1.35	(5.17)	(.38)
Total from investment operations	.80	2.60	2.99	1.79	(4.78)	(.07)
Distributions from net investment income	(.50)	(.44)	(.44)	(.45)	(.23)	(.36)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 21.86	$ 21.56	$ 19.40	$ 16.85	$ 15.51	$ 20.52
Total Return B, C	3.85%	13.79%	18.05%	11.66%	(23.24)%	(.49)%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.92%	.98%	1.00%	1.00%	.91%
Expenses net of fee waivers, if any	.92% A	.92%	.98%	1.00%	1.00%	.91%
Expenses net of all reductions	.87% A	.91%	.94%	.97%	1.00%	.90%
Net investment income (loss)	2.56% A	2.55%	2.44%	2.75%	2.63%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,512	$ 20,564	$ 10,914	$ 6,511	$ 4,373	$ 5,704
Portfolio turnover rate F	135% A	195%	201%	216%	247%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,688,866
Gross unrealized depreciation	(2,504,190)
Net unrealized appreciation (depreciation) on securities and other investments	$ 14,184,676

Tax cost	$ 188,528,947

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (2,914,692)
2018	(28,082,034)
Total capital loss carryforward	$ (30,996,726)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $128,840,480 and $128,111,341, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 120,536	$ 2,458
Class T	.25%	.25%	92,878	830
Class B	.75%	.25%	29,730	22,323
Class C	.75%	.25%	146,224	21,471
			$ 389,368	$ 47,082

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,829
Class T	3,786
Class B*	4,737
Class C*	1,201
$ 37,553

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 145,359.30
Class T	58,077.31
Class B	8,968.30
Class C	40,740.28
Institutional Class	27,604.25
	$ 280,748

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,447 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $232 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,553. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $48,197 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 2,004,233	$ 1,654,303
Class T	666,069	639,462
Class B	71,622	91,242
Class C	400,029	419,210
Institutional Class	511,918	302,895
Total	$ 3,653,871	$ 3,107,112

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	482,219	1,455,060	$ 9,961,920	$ 28,046,781
Reinvestment of distributions	85,327	77,893	1,751,329	1,433,959
Shares redeemed	(645,840)	(926,992)	(13,285,930)	(17,830,196)
Net increase (decrease)	(78,294)	605,961	$ (1,572,681)	$ 11,650,544

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class T
Shares sold	130,693	428,140	$ 2,710,570	$ 8,180,543
Reinvestment of distributions	30,843	32,850	634,438	606,115
Shares redeemed	(213,927)	(526,129)	(4,423,629)	(10,126,088)
Net increase (decrease)	(52,391)	(65,139)	$ (1,078,621)	$ (1,339,430)
Class B
Shares sold	3,649	59,712	$ 74,749	$ 1,111,703
Reinvestment of distributions	3,129	4,324	63,812	79,307
Shares redeemed	(61,464)	(157,671)	(1,257,224)	(2,989,895)
Net increase (decrease)	(54,686)	(93,635)	$ (1,118,663)	$ (1,798,885)
Class C
Shares sold	159,085	518,655	$ 3,242,555	$ 9,682,101
Reinvestment of distributions	15,458	18,237	312,562	332,155
Shares redeemed	(190,146)	(533,137)	(3,839,329)	(10,002,257)
Net increase (decrease)	(15,603)	3,755	$ (284,212)	$ 11,999
Institutional Class
Shares sold	490,512	988,603	$ 10,266,039	$ 19,698,436
Reinvestment of distributions	22,869	14,596	476,446	273,126
Shares redeemed	(254,677)	(611,715)	(5,344,562)	(11,813,084)
Net increase (decrease)	258,704	391,484	$ 5,397,923	$ 8,158,478

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Focus Funds

On November 14, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a new management contract (the New Contracts) between each fund and Fidelity SelectCo, LLC (SelectCo) and to submit the New Contracts to shareholders for their approval. If the New Contracts are approved by shareholders, effective August 1, 2013, SelectCo will serve as investment adviser to each fund. The terms of the New Contracts are identical to those of the current management contracts with FMR (the Current Contracts), except with respect to the name of the investment adviser and the dates of execution and the initial two-year term of the contract. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the New Contracts for the funds, the Board was aware that shareholders in the funds have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in the fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of the services to be provided by SelectCo under the New Contracts as well as the nature, quality, cost and extent of the advisory, administrative, distribution and shareholder services performed by the FMR and the sub-advisers, and by affiliated companies. The Board considered that, upon shareholder approval, SelectCo will render the same services to the funds under the New Contracts that FMR currently renders to the funds under the Current Contracts. The Board also considered that the New Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets or (ii) the day-to-day management of the funds or the persons primarily responsible for such management.

Throughout the year, the Trustees had discussions with FMR about plans to establish SelectCo as a new investment adviser to manage sector-based funds and products. The Trustees considered Fidelity's rationale for creating a separate investment adviser and noted that a separate investment adviser may be better positioned to focus on opportunities for growth within the sector investing space and to focus on a distinct approach to sector investing and research.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the New Contracts because the New Contracts would not result in any changes to the funds' investment processes or strategies or in the persons primarily responsible for the day-to-day management of the funds.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, if approved by shareholders, the New Contracts would not result in any changes to the amount of the management fees paid by the funds, except that such fees would be paid to SelectCo rather than FMR. The Board noted that at previous meetings during the year it received and considered materials relating to its review of the management fee of each fund. This information includes comparisons that focus on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, as well as a fund's standing relative to non-Fidelity funds similar in size to the fund within the comparison group.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because there are no expected changes in the funds' management fees under the New Contracts, the Board will review each fund's total expenses compared to competitive fund median expenses in connection with its future consideration of the renewal of the funds' management contracts and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or sub-advised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. Because there were no changes to the services to be provided or fees to be charged to the funds under the New Contracts, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangements to be a significant factor in its decision.

In connection with its future consideration of the renewal of each fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the funds and their shareholders.

Economies of Scale. The Board recognized that the New Contracts, like the Current Contracts, incorporate a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

In connection with its future consideration of the renewal of each fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each New Contract is fair and reasonable, and that the New Contracts should be approved and submitted to the applicable funds' shareholders for their approval.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank†

New York, NY

Brown Brothers Harriman & Co. ††

Boston, MA

State Street Bank and Trust †††

Quincy, MA

† Custodian for Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Fund.

†† Custodian for Fidelity Advisor Energy Fund.

††† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund.

AFOC-USAN-0313
1.789279.110

Fidelity Advisor

Focus Funds®

Institutional Class

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Fidelity Advisor® Biotechnology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Communications Equipment Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Consumer Discretionary Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Electronics Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Energy Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Financial Services Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Health Care Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Industrials Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Technology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Utilities Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.22%
Actual		$ 1,000.00	$ 1,111.90	$ 6.49
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.52%
Actual		$ 1,000.00	$ 1,110.20	$ 8.08
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Class B	2.00%
Actual		$ 1,000.00	$ 1,107.70	$ 10.63
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	1.95%
Actual		$ 1,000.00	$ 1,107.60	$ 10.36
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class	.92%
Actual		$ 1,000.00	$ 1,113.80	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	14.6	12.1
Gilead Sciences, Inc.	10.7	10.1
Celgene Corp.	7.2	4.4
Biogen Idec, Inc.	5.9	7.8
Regeneron Pharmaceuticals, Inc.	4.5	4.3
Alexion Pharmaceuticals, Inc.	4.1	2.7
BioMarin Pharmaceutical, Inc.	3.4	1.7
Vertex Pharmaceuticals, Inc.	3.1	3.2
Onyx Pharmaceuticals, Inc.	3.0	3.7
Medivation, Inc.	3.0	2.7
	59.5
Top Industries (% of fund's net assets)
As of January 31, 2013
Biotechnology	95.1%
Pharmaceuticals	1.5%
Health Care Equipment & Supplies	0.1%
Health Care Providers & Services	0.1%
Life Sciences Tools & Services	0.1%
All Others*	3.1%

As of July 31, 2012
Biotechnology	91.8%
Pharmaceuticals	4.6%
Life Sciences Tools & Services	0.5%
Health Care Equipment & Supplies	0.2%
Personal Products	0.1%
All Others*	2.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
BIOTECHNOLOGY - 95.1%
Biotechnology - 95.1%
A.P. Pharma, Inc. (e)	949,565	$ 768,198
ACADIA Pharmaceuticals, Inc. (a)(d)	226,398	1,365,180
Achillion Pharmaceuticals, Inc. (a)	90,790	815,294
Acorda Therapeutics, Inc. (a)	84,257	2,433,342
Aegerion Pharmaceuticals, Inc. (a)	144,620	4,094,192
Affymax, Inc. (a)	81,984	1,542,119
Agenus, Inc. (a)	9,425	42,884
Agenus, Inc. warrants 6/9/18 (a)(e)	452,000	28,765
Alexion Pharmaceuticals, Inc. (a)	108,075	10,157,969
Alkermes PLC (a)	95,161	2,193,461
Alnylam Pharmaceuticals, Inc. (a)	119,298	2,878,661
AMAG Pharmaceuticals, Inc. (a)	48,069	766,701
Amarin Corp. PLC ADR (a)(d)	63,945	544,811
Amgen, Inc.	425,814	36,390,059
Anacor Pharmaceuticals, Inc. (a)	22,150	88,379
Arena Pharmaceuticals, Inc. (a)(d)	283,429	2,392,141
ARIAD Pharmaceuticals, Inc. (a)	152,006	3,021,879
ArQule, Inc. (a)	192,550	487,152
AVEO Pharmaceuticals, Inc. (a)	23,752	187,878
Biogen Idec, Inc. (a)	95,157	14,852,105
BioMarin Pharmaceutical, Inc. (a)	153,938	8,449,657
Bionovo, Inc. warrants 2/2/16 (a)	56,850	244
Biospecifics Technologies Corp. (a)	1,244	18,971
BioTime, Inc. (a)(d)	106,405	489,463
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	0
warrants 5/30/17 (a)	17,900	1
Celgene Corp. (a)	181,751	17,986,079
Cell Therapeutics, Inc. (a)	479,047	689,828
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	2,581
Celldex Therapeutics, Inc. (a)	121,557	906,815
Cepheid, Inc. (a)	35,400	1,282,188
Clovis Oncology, Inc. (a)(d)	45,553	899,216
Codexis, Inc. (a)	47,542	112,675
Cubist Pharmaceuticals, Inc. (a)	36,792	1,583,528
Cytokinetics, Inc.	407,500	480,850
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	49,714
Dendreon Corp. (a)(d)	151,528	890,985
Durata Therapeutics, Inc.	13,800	105,156
Dyax Corp. (a)	285,495	907,874
Dynavax Technologies Corp. (a)	231,769	716,166
Elan Corp. PLC sponsored ADR (a)	109,652	1,152,443
Emergent BioSolutions, Inc. (a)	17,500	280,875
Enzon Pharmaceuticals, Inc.	29,534	146,193
Exact Sciences Corp. (a)	45,300	499,206
Exelixis, Inc. (a)(d)	96,345	448,968
Fibrocell Science, Inc. (e)	4,355,000	653,250
Genomic Health, Inc. (a)	16,728	469,220
Geron Corp. (a)	427,965	676,185
Gilead Sciences, Inc. (a)	679,894	26,821,818

	Shares	Value
Halozyme Therapeutics, Inc. (a)	160,032	$ 1,070,614
Idenix Pharmaceuticals, Inc. (a)	74,406	353,429
ImmunoGen, Inc. (a)	64,980	930,514
Immunomedics, Inc. (a)	41,850	120,947
Incyte Corp. (a)(d)	74,938	1,377,360
Infinity Pharmaceuticals, Inc. (a)(d)	52,233	1,799,427
Intercept Pharmaceuticals, Inc.	8,867	358,138
InterMune, Inc. (a)(d)	235,118	2,315,912
Ironwood Pharmaceuticals, Inc. Class A (a)	344,251	4,413,298
Isis Pharmaceuticals, Inc. (a)(d)	86,547	1,257,528
KaloBios Pharmaceuticals, Inc.	13,324	95,933
KaloBios Pharmaceuticals, Inc.	17,700	141,600
Keryx Biopharmaceuticals, Inc. (a)(d)	17,209	156,258
Lexicon Pharmaceuticals, Inc. (a)	539,092	1,148,266
Ligand Pharmaceuticals, Inc. Class B (a)	30,154	606,095
MannKind Corp. (a)(d)	242,168	586,047
Medivation, Inc. (a)	135,948	7,390,133
Merrimack Pharmaceuticals, Inc.	2,800	16,996
Metabolix, Inc. (a)	3,905	5,858
Momenta Pharmaceuticals, Inc. (a)	31,866	401,830
Myriad Genetics, Inc. (a)	56,382	1,525,697
Neurocrine Biosciences, Inc. (a)	65,966	597,652
NeurogesX, Inc. (a)	187,202	46,801
NewLink Genetics Corp. (a)(d)	55,404	656,537
Novavax, Inc. (a)	529,056	947,010
Novelos Therapeutics, Inc. (a)	137,600	99,072
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	20,098
NPS Pharmaceuticals, Inc. (a)	97,378	860,822
OncoGenex Pharmaceuticals, Inc. (a)	8,605	113,242
Onyx Pharmaceuticals, Inc. (a)	98,168	7,609,983
Opko Health, Inc. (a)(d)	129,700	832,674
Oragenics, Inc. (e)	108,608	347,546
Orexigen Therapeutics, Inc. (a)(d)	194,688	1,113,615
Osiris Therapeutics, Inc. (a)(d)	30,725	241,806
PDL BioPharma, Inc. (d)	81,188	558,573
Pharmacyclics, Inc. (a)	55,346	3,837,138
PolyMedix, Inc. (a)	357,066	42,848
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	267
Progenics Pharmaceuticals, Inc. (a)	441,209	1,257,446
PROLOR Biotech, Inc. (a)	72,716	341,765
Protalix BioTherapeutics, Inc. (a)	72,943	372,739
Puma Biotechnology, Inc.	61,587	1,425,123
Raptor Pharmaceutical Corp. (a)(d)	94,051	508,816
Regeneron Pharmaceuticals, Inc. (a)	64,604	11,237,220
Rigel Pharmaceuticals, Inc. (a)	75,572	495,752
Sangamo Biosciences, Inc. (a)(d)	131,235	1,255,919
Savient Pharmaceuticals, Inc. (a)(d)	204,488	208,578
Seattle Genetics, Inc. (a)(d)	56,734	1,670,816
SIGA Technologies, Inc. (a)(d)	101,286	295,755
Sophiris Bio, Inc.	138,000	26,288
Sorrento Therapeutics, Inc. (e)	720,000	180,000
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Spectrum Pharmaceuticals, Inc. (d)	258,747	$ 3,262,800
Stemline Therapeutics, Inc.	36,900	405,162
Sunesis Pharmaceuticals, Inc. (a)	124,122	703,772
Synageva BioPharma Corp. (a)	19,200	888,192
Synergy Pharmaceuticals, Inc. (a)	111,988	628,253
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	20,600	51,500
Synta Pharmaceuticals Corp. (a)	178,002	1,993,622
Synthetic Biologics, Inc. (a)	100	178
Targacept, Inc. (a)	49,497	222,242
Theravance, Inc. (a)(d)	83,693	1,862,169
Threshold Pharmaceuticals, Inc. (a)	92,584	427,738
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	103,388
Tranzyme, Inc. (a)	87,433	46,777
Trius Therapeutics, Inc. (a)	57,653	297,489
United Therapeutics Corp. (a)	41,552	2,239,237
Vanda Pharmaceuticals, Inc. (a)	67,600	271,752
Verastem, Inc.	6,365	63,395
Vertex Pharmaceuticals, Inc. (a)	171,153	7,664,231
Vical, Inc. (a)	266,077	952,556
ZIOPHARM Oncology, Inc. (a)(d)	135,779	539,043
		237,668,596
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Alsius Corp. (a)	14,200	0
Aradigm Corp. (a)	351,440	42,173
InVivo Therapeutics Holdings Corp. (a)	98,300	202,498
		244,671
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
OvaScience, Inc. (a)	12,800	115,200
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
BG Medicine, Inc. (a)	75,570	154,919
ChromaDex, Inc. (a)	143,866	84,881
Transgenomic, Inc. (a)	33,100	16,550
Transgenomic, Inc. (e)	162,000	81,000
Transgenomic, Inc. warrants 2/3/17 (a)(e)	81,000	1
		337,351
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (e)	333,300	66,660
PHARMACEUTICALS - 1.5%
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc. (a)(d)	62,800	337,236

	Shares	Value
Auxilium Pharmaceuticals, Inc. (a)	46,358	$ 852,987
AVANIR Pharmaceuticals Class A (a)(d)	379,315	1,107,600
Horizon Pharma, Inc. (d)	116,600	248,358
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	18,737	1
warrants 9/25/17 (a)	55,250	4
Jazz Pharmaceuticals PLC (a)	6,568	370,370
Omeros Corp. (a)(d)	21,803	119,044
TherapeuticsMD, Inc. (a)	90,100	288,320
ViroPharma, Inc. (a)	1,874	49,961
XenoPort, Inc. (a)	9,581	80,385
Zogenix, Inc. (a)	113,039	160,515
Zogenix, Inc. warrants 7/27/17 (a)	32,985	12
		3,614,793
TOTAL COMMON STOCKS (Cost $189,285,398)		242,047,271
Convertible Preferred Stocks - 0.0%

BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
bluebird bio (e)	35,360	17,620
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Agios Pharmaceuticals, Inc. Series C (a)(e)	13,990	68,706
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $86,326)		86,326
Money Market Funds - 10.0%

Fidelity Cash Central Fund, 0.16% (b)	7,178,166	7,178,166
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	17,758,214	17,758,214
TOTAL MONEY MARKET FUNDS (Cost $24,936,380)		24,936,380
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $214,308,104)		267,069,977
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(17,161,717)
NET ASSETS - 100%		$ 249,908,260
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,211,746 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
A.P. Pharma, Inc.	7/25/12	$ 498,522
Agenus, Inc. warrants 6/9/18	1/9/08	$ 563,722
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 68,706
bluebird bio	7/23/12	$ 17,620
Fibrocell Science, Inc.	10/8/12	$ 435,500
MYOS Corp.	7/2/12	$ 83,325
Oragenics, Inc.	7/31/12	$ 162,912
Sorrento Therapeutics, Inc.	5/15/12	$ 115,200
Transgenomic, Inc.	2/3/12	$ 161,441
Transgenomic, Inc. warrants 2/3/17	2/3/12	$ 559
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,824
Fidelity Securities Lending Cash Central Fund	366,417
Total	$ 371,241
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 242,047,271	$ 241,746,262	$ 301,009	$ -
Convertible Preferred Stocks	86,326	-	-	86,326
Money Market Funds	24,936,380	24,936,380	-	-
Total Investments in Securities:	$ 267,069,977	$ 266,682,642	$ 301,009	$ 86,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,379,807) - See accompanying schedule: Unaffiliated issuers (cost $189,371,724)	$ 242,133,597
Fidelity Central Funds (cost $24,936,380)	24,936,380
Total Investments (cost $214,308,104)		$ 267,069,977
Receivable for investments sold		4,823
Receivable for fund shares sold		3,909,114
Distributions receivable from Fidelity Central Funds		83,040
Prepaid expenses		494
Other receivables		6,617
Total assets		271,074,065

Liabilities
Payable for investments purchased	$ 2,904,781
Payable for fund shares redeemed	237,615
Accrued management fee	106,216
Distribution and service plan fees payable	80,462
Other affiliated payables	51,825
Other payables and accrued expenses	26,692
Collateral on securities loaned, at value	17,758,214
Total liabilities		21,165,805

Net Assets		$ 249,908,260
Net Assets consist of:
Paid in capital		$ 198,336,958
Accumulated net investment loss		(729,721)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(460,850)
Net unrealized appreciation (depreciation) on investments		52,761,873
Net Assets		$ 249,908,260

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($99,834,813 ÷ 8,062,226 shares)	$ 12.38

Maximum offering price per share (100/94.25 of $12.38)	$ 13.14
Class T: Net Asset Value and redemption price per share ($38,236,298 ÷ 3,198,546 shares)	$ 11.95

Maximum offering price per share (100/96.50 of $11.95)	$ 12.38
Class B: Net Asset Value and offering price per share ($5,793,010 ÷ 517,957 shares)A	$ 11.18

Class C: Net Asset Value and offering price per share ($54,448,442 ÷ 4,864,488 shares)A	$ 11.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($51,595,697 ÷ 4,005,257 shares)	$ 12.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 241,358
Income from Fidelity Central Funds (including $366,417 from security lending)		371,241
Total income		612,599

Expenses
Management fee	$ 541,342
Transfer agent fees	261,777
Distribution and service plan fees	413,820
Accounting and security lending fees	39,472
Custodian fees and expenses	7,514
Independent trustees' compensation	599
Registration fees	66,213
Audit	22,830
Legal	389
Miscellaneous	561
Total expenses before reductions	1,354,517
Expense reductions	(12,197)	1,342,320
Net investment income (loss)		(729,721)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	552,514
Foreign currency transactions	(1)
Total net realized gain (loss)		552,513
Change in net unrealized appreciation (depreciation) on investment securities		20,717,352
Net gain (loss)		21,269,865
Net increase (decrease) in net assets resulting from operations		$ 20,540,144

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (729,721)	$ (910,602)
Net realized gain (loss)	552,513	13,076,201
Change in net unrealized appreciation (depreciation)	20,717,352	17,166,425
Net increase (decrease) in net assets resulting from operations	20,540,144	29,332,024
Distributions to shareholders from net realized gain	(10,422,000)	-
Share transactions - net increase (decrease)	77,808,394	58,002,416
Redemption fees	3,131	11,011
Total increase (decrease) in net assets	87,929,669	87,345,451

Net Assets
Beginning of period	161,978,591	74,633,140
End of period (including accumulated net investment loss of $729,721 and $0, respectively)	$ 249,908,260	$ 161,978,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 8.81	$ 6.67	$ 6.94	$ 7.81	$ 7.23
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07)	(.07) H	(.08) I	(.08)	(.09) J
Net realized and unrealized gain (loss)	1.31	3.05	2.21	(.19)	(.79)	1.20
Total from investment operations	1.28	2.98	2.14	(.27)	(.87)	1.11
Distributions from net realized gain	(.69)	-	-	-	-	(.53)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 12.38	$ 11.79	$ 8.81	$ 6.67	$ 6.94	$ 7.81
Total Return B, C, D	11.19%	33.83%	32.08%	(3.89)%	(11.14)%	15.95%
Ratios to Average Net Assets F, K
Expenses before reductions	1.22% A	1.27%	1.35%	1.39%	1.40%	1.37%
Expenses net of fee waivers, if any	1.22% A	1.27%	1.35%	1.39%	1.40%	1.37%
Expenses net of all reductions	1.21% A	1.27%	1.34%	1.38%	1.40%	1.37%
Net investment income (loss)	(.58)% A	(.73)%	(.91)% H	(1.15)% I	(1.27)%	(1.24)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,835	$ 68,993	$ 30,639	$ 20,154	$ 19,858	$ 18,249
Portfolio turnover rate G	20% A	82%	99%	130%	73%	132%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.33)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 8.56	$ 6.50	$ 6.78	$ 7.65	$ 7.11
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.09) H	(.09) I	(.09)	(.11) J
Net realized and unrealized gain (loss)	1.27	2.96	2.15	(.19)	(.78)	1.18
Total from investment operations	1.22	2.86	2.06	(.28)	(.87)	1.07
Distributions from net realized gain	(.69)	-	-	-	-	(.53)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 11.95	$ 11.42	$ 8.56	$ 6.50	$ 6.78	$ 7.65
Total Return B, C, D	11.02%	33.41%	31.69%	(4.13)%	(11.37)%	15.64%
Ratios to Average Net Assets F, K
Expenses before reductions	1.52% A	1.56%	1.64%	1.69%	1.71%	1.69%
Expenses net of fee waivers, if any	1.52% A	1.56%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.51% A	1.56%	1.64%	1.64%	1.65%	1.65%
Net investment income (loss)	(.88)% A	(1.02)%	(1.21)% H	(1.41)% I	(1.52)%	(1.53)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,236	$ 28,154	$ 16,454	$ 11,684	$ 13,356	$ 15,123
Portfolio turnover rate G	20% A	82%	99%	130%	73%	132%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.34)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.55)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 8.09	$ 6.17	$ 6.47	$ 7.34	$ 6.88
Income from Investment Operations
Net investment income (loss) E	(.07)	(.13)	(.12) H	(.12) I	(.12)	(.14) J
Net realized and unrealized gain (loss)	1.19	2.79	2.04	(.18)	(.75)	1.13
Total from investment operations	1.12	2.66	1.92	(.30)	(.87)	.99
Distributions from net realized gain	(.69)	-	-	-	-	(.53)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 11.18	$ 10.75	$ 8.09	$ 6.17	$ 6.47	$ 7.34
Total Return B, C, D	10.77%	32.88%	31.12%	(4.64)%	(11.85)%	14.96%
Ratios to Average Net Assets F, K
Expenses before reductions	2.00% A	2.03%	2.10%	2.14%	2.15%	2.12%
Expenses net of fee waivers, if any	2.00% A	2.03%	2.10%	2.14%	2.15%	2.12%
Expenses net of all reductions	1.99% A	2.02%	2.09%	2.13%	2.15%	2.12%
Net investment income (loss)	(1.36)% A	(1.49)%	(1.66)% H	(1.90)% I	(2.02)%	(2.00)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,793	$ 6,349	$ 5,849	$ 6,297	$ 7,377	$ 11,044
Portfolio turnover rate G	20% A	82%	99%	130%	73%	132%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 8.10	$ 6.18	$ 6.47	$ 7.34	$ 6.88
Income from Investment Operations
Net investment income (loss) E	(.07)	(.13)	(.12) H	(.12) I	(.12)	(.13) J
Net realized and unrealized gain (loss)	1.19	2.79	2.04	(.17)	(.75)	1.12
Total from investment operations	1.12	2.66	1.92	(.29)	(.87)	.99
Distributions from net realized gain	(.69)	-	-	-	-	(.53)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 11.19	$ 10.76	$ 8.10	$ 6.18	$ 6.47	$ 7.34
Total Return B, C, D	10.76%	32.84%	31.07%	(4.48)%	(11.85)%	14.96%
Ratios to Average Net Assets F, K
Expenses before reductions	1.95% A	2.01%	2.10%	2.14%	2.15%	2.12%
Expenses net of fee waivers, if any	1.95% A	2.01%	2.10%	2.14%	2.15%	2.12%
Expenses net of all reductions	1.94% A	2.01%	2.09%	2.13%	2.15%	2.12%
Net investment income (loss)	(1.31)% A	(1.47)%	(1.66)% H	(1.90)% I	(2.02)%	(2.00)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,448	$ 31,710	$ 15,787	$ 11,421	$ 12,426	$ 13,323
Portfolio turnover rate G	20% A	82%	99%	130%	73%	132%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 9.10	$ 6.87	$ 7.12	$ 8.00	$ 7.37
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04)	(.05) G	(.06) H	(.06)	(.07) I
Net realized and unrealized gain (loss)	1.37	3.16	2.28	(.19)	(.82)	1.23
Total from investment operations	1.35	3.12	2.23	(.25)	(.88)	1.16
Distributions from net realized gain	(.69)	-	-	-	-	(.53)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 12.22	$ 9.10	$ 6.87	$ 7.12	$ 8.00
Total Return B, C	11.38%	34.29%	32.46%	(3.51)%	(11.00)%	16.35%
Ratios to Average Net Assets E, J
Expenses before reductions	.92% A	.95%	1.04%	1.07%	1.11%	1.06%
Expenses net of fee waivers, if any	.92% A	.95%	1.04%	1.07%	1.11%	1.06%
Expenses net of all reductions	.90% A	.94%	1.03%	1.06%	1.11%	1.06%
Net investment income (loss)	(.27)% A	(.40)%	(.60)% G	(.83)% H	(.98)%	(.94)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,596	$ 26,772	$ 5,903	$ 3,008	$ 1,901	$ 1,117
Portfolio turnover rate F	20% A	82%	99%	130%	73%	132%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.73)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.97)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,582,150
Gross unrealized depreciation	(11,707,656)
Net unrealized appreciation (depreciation) on securities and other investments	$ 51,874,494

Tax cost	$ 215,195,483

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $82,117,599 and $18,724,077, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 99,913	$ 2,549
Class T	.25%	.25%	80,132	506
Class B	.75%	.25%	30,016	22,561
Class C	.75%	.25%	203,759	84,599
			$ 413,820	$ 110,215

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 120,095
Class T	12,293
Class B*	5,216
Class C*	4,431
$ 142,035

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 109,921.28
Class T	51,875.32
Class B	9,131.30
Class C	51,682.25
Institutional Class	39,168.22
	$ 261,777

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,188 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $222 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $797,550. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $40,765 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,197 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net realized gain
Class A	$ 4,291,683	$ -
Class T	1,771,667	-
Class B	386,626	-
Class C	2,278,583	-
Institutional Class	1,693,441	-
Total	$ 10,422,000	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	3,702,697	4,301,187	$ 43,926,194	$ 43,628,166
Reinvestment of distributions	314,111	-	3,649,967	-
Shares redeemed	(1,806,289)	(1,928,092)	(20,926,847)	(17,472,965)
Net increase (decrease)	2,210,519	2,373,095	$ 26,649,314	$ 26,155,201
Class T
Shares sold	843,860	976,676	$ 9,698,165	$ 9,361,129
Reinvestment of distributions	149,494	-	1,678,816	-
Shares redeemed	(259,893)	(434,679)	(2,966,211)	(3,953,170)
Net increase (decrease)	733,461	541,997	$ 8,410,770	$ 5,407,959
Class B
Shares sold	34,496	165,361	$ 372,014	$ 1,482,467
Reinvestment of distributions	32,327	-	340,408	-
Shares redeemed	(139,372)	(297,605)	(1,490,114)	(2,590,187)
Net increase (decrease)	(72,549)	(132,244)	$ (777,692)	$ (1,107,720)
Class C
Shares sold	2,330,947	1,520,333	$ 25,169,570	$ 14,380,183
Reinvestment of distributions	172,010	-	1,812,981	-
Shares redeemed	(586,147)	(522,745)	(6,131,630)	(4,501,065)
Net increase (decrease)	1,916,810	997,588	$ 20,850,921	$ 9,879,118
Institutional Class
Shares sold	2,144,422	2,252,478	$ 26,667,948	$ 24,903,066
Reinvestment of distributions	114,710	-	1,385,697	-
Shares redeemed	(444,572)	(710,454)	(5,378,564)	(7,235,208)
Net increase (decrease)	1,814,560	1,542,024	$ 22,675,081	$ 17,667,858

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.40%
Actual		$ 1,000.00	$ 1,216.10	$ 7.82
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,213.60	$ 9.21
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,211.30	$ 11.98
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,209.90	$ 11.98
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,215.80	$ 6.42
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
QUALCOMM, Inc.	15.9	21.7
Cisco Systems, Inc.	15.6	17.1
Juniper Networks, Inc.	6.2	4.8
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	6.1	5.5
Motorola Solutions, Inc.	3.6	3.9
Brocade Communications Systems, Inc.	3.2	3.5
Polycom, Inc.	3.0	2.6
Research In Motion Ltd.	2.7	0.5
F5 Networks, Inc.	2.5	1.6
Alcatel-Lucent SA sponsored ADR	2.3	0.3
	61.1
Top Industries (% of fund's net assets)
As of January 31, 2013
Communications Equipment	83.6%
Electronic Equipment & Components	4.5%
Semiconductors & Semiconductor Equipment	3.2%
Computers & Peripherals	1.3%
IT Services	1.0%
All Others*	6.4%

As of July 31, 2012
Communications Equipment	86.0%
Semiconductors & Semiconductor Equipment	5.5%
Electronic Equipment & Components	4.6%
Computers & Peripherals	0.7%
Software	0.5%
All Others*	2.7%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 83.6%
Communications Equipment - 83.6%
Acme Packet, Inc. (a)	6,321	$ 152,779
ADTRAN, Inc.	9,200	185,840
Alcatel-Lucent SA sponsored ADR (a)	149,457	248,099
Anaren, Inc. (a)	2,400	46,968
Aruba Networks, Inc. (a)	5,340	123,034
Brocade Communications Systems, Inc. (a)	60,259	344,681
Ciena Corp. (a)	3,100	48,546
Cisco Systems, Inc.	81,724	1,681,063
Comtech Telecommunications Corp.	3,200	84,800
Emulex Corp. (a)	3,700	28,268
F5 Networks, Inc. (a)	2,565	269,017
Finisar Corp. (a)(d)	14,659	227,215
Harris Corp.	2,500	115,500
Infinera Corp. (a)	20,000	142,600
InterDigital, Inc. (d)	2,700	117,153
JDS Uniphase Corp. (a)	4,500	65,295
Juniper Networks, Inc. (a)	29,788	666,655
Meru Networks, Inc. (a)	3,100	9,858
Motorola Solutions, Inc.	6,647	388,118
NETGEAR, Inc. (a)	4,900	172,039
Nokia Corp. sponsored ADR (d)	49,105	192,492
Plantronics, Inc.	2,000	82,240
Polycom, Inc. (a)	29,799	328,683
QUALCOMM, Inc.	26,081	1,722,127
Research In Motion Ltd. (a)(d)	22,500	292,050
Riverbed Technology, Inc. (a)	10,058	195,125
Sonus Networks, Inc. (a)	48,100	109,187
Symmetricom, Inc. (a)	15,200	81,928
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	57,220	663,752
ViaSat, Inc. (a)(d)	4,300	165,163
Wi-Lan, Inc.	16,800	76,471
		9,026,746
COMPUTERS & PERIPHERALS - 1.3%
Computer Hardware - 1.3%
Apple, Inc.	200	91,062
Super Micro Computer, Inc. (a)	3,600	44,568
		135,630
ELECTRONIC EQUIPMENT & COMPONENTS - 4.5%
Electronic Components - 0.3%
Vishay Intertechnology, Inc. (a)	2,900	31,871
Electronic Manufacturing Services - 3.7%
Fabrinet (a)	4,900	71,736
Flextronics International Ltd. (a)	22,600	140,346
TE Connectivity Ltd.	4,900	190,512
		402,594

	Shares	Value
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	1,400	$ 53,788
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		488,253
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	700	30,387
IT SERVICES - 1.0%
IT Consulting & Other Services - 1.0%
Amdocs Ltd.	3,000	107,070
MEDIA - 0.3%
Advertising - 0.3%
Digital Generation, Inc. (a)(d)	3,200	32,032
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Semiconductors - 3.2%
Altera Corp.	3,100	103,602
Analog Devices, Inc.	3,700	161,468
GSI Technology, Inc. (a)	7,300	48,545
Skyworks Solutions, Inc. (a)	1,500	35,910
		349,525
SOFTWARE - 0.3%
Systems Software - 0.3%
Allot Communications Ltd. (a)	2,600	35,854
TOTAL COMMON STOCKS (Cost $9,679,557)		10,205,497
Money Market Funds - 17.4%

Fidelity Cash Central Fund, 0.16% (b)	606,935	606,935
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,272,371	1,272,371
TOTAL MONEY MARKET FUNDS (Cost $1,879,306)		1,879,306
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $11,558,863)	12,084,803
NET OTHER ASSETS (LIABILITIES) - (11.9)%	(1,286,861)
NET ASSETS - 100%	$ 10,797,942
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 357
Fidelity Securities Lending Cash Central Fund	4,843
Total	$ 5,200
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	81.4%
Sweden	6.1%
Canada	3.4%
France	2.3%
Finland	1.8%
Switzerland	1.7%
Singapore	1.3%
Bailiwick of Guernsey	1.0%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,239,984) - See accompanying schedule: Unaffiliated issuers (cost $9,679,557)	$ 10,205,497
Fidelity Central Funds (cost $1,879,306)	1,879,306
Total Investments (cost $11,558,863)		$ 12,084,803
Receivable for investments sold		56,917
Receivable for fund shares sold		32,361
Distributions receivable from Fidelity Central Funds		1,474
Receivable from investment adviser for expense reductions		3,169
Other receivables		1,118
Total assets		12,179,842

Liabilities
Payable for investments purchased	$ 62,794
Payable for fund shares redeemed	10,259
Accrued management fee	4,917
Distribution and service plan fees payable	4,365
Other affiliated payables	2,895
Other payables and accrued expenses	24,299
Collateral on securities loaned, at value	1,272,371
Total liabilities		1,381,900

Net Assets		$ 10,797,942
Net Assets consist of:
Paid in capital		$ 12,004,599
Accumulated net investment loss		(25,136)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,707,459)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		525,938
Net Assets		$ 10,797,942

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,990,386 ÷ 426,069 shares)	$ 9.37

Maximum offering price per share (100/94.25 of $9.37)	$ 9.94
Class T: Net Asset Value and redemption price per share ($3,094,734 ÷ 340,498 shares)	$ 9.09

Maximum offering price per share (100/96.50 of $9.09)	$ 9.42
Class B: Net Asset Value and offering price per share ($557,938 ÷ 65,343 shares)A	$ 8.54

Class C: Net Asset Value and offering price per share ($2,177,501 ÷ 255,144 shares)A	$ 8.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($977,383 ÷ 101,232 shares)	$ 9.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Communications Equipment Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 66,039
Income from Fidelity Central Funds (including $4,843 from security lending)		5,200
Total income		71,239

Expenses
Management fee	$ 28,408
Transfer agent fees	16,582
Distribution and service plan fees	25,651
Accounting and security lending fees	2,088
Custodian fees and expenses	1,844
Independent trustees' compensation	33
Registration fees	49,246
Audit	26,830
Legal	61
Miscellaneous	61
Total expenses before reductions	150,804
Expense reductions	(68,539)	82,265
Net investment income (loss)		(11,026)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,412
Foreign currency transactions	(162)
Total net realized gain (loss)		42,250
Change in net unrealized appreciation (depreciation) on: Investment securities	1,925,545
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		1,925,543
Net gain (loss)		1,967,793
Net increase (decrease) in net assets resulting from operations		$ 1,956,767

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (11,026)	$ (57,189)
Net realized gain (loss)	42,250	(1,571,979)
Change in net unrealized appreciation (depreciation)	1,925,543	(2,005,379)
Net increase (decrease) in net assets resulting from operations	1,956,767	(3,634,547)
Distributions to shareholders from net investment income	(3,925)	-
Distributions to shareholders from net realized gain	-	(401,208)
Total distributions	(3,925)	(401,208)
Share transactions - net increase (decrease)	(998,889)	(9,551,912)
Redemption fees	453	639
Total increase (decrease) in net assets	954,406	(13,587,028)

Net Assets
Beginning of period	9,843,536	23,430,564
End of period (including accumulated net investment loss of $25,136 and accumulated net investment loss of $10,185, respectively)	$ 10,797,942	$ 9,843,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.71	$ 9.73	$ 8.67	$ 7.28	$ 7.82	$ 9.49
Income from Investment Operations
Net investment income (loss) E	- J	(.01)	(.06)	(.11)	.02 H	(.08)
Net realized and unrealized gain (loss)	1.67	(1.81)	1.12	1.50	(.56)	(1.45)
Total from investment operations	1.67	(1.82)	1.06	1.39	(.54)	(1.53)
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	(.20)	-	-	-	(.14)
Total distributions	(.01)	(.20)	-	-	-	(.14)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.37	$ 7.71	$ 9.73	$ 8.67	$ 7.28	$ 7.82
Total Return B, C, D	21.61%	(18.88)%	12.23%	19.09%	(6.91)%	(16.43)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.69% A	1.96%	1.64%	1.90%	3.15%	2.25%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.36% A	1.39%	1.39%	1.38%	1.40%	1.39%
Net investment income (loss)	.03% A	(.16)%	(.60)%	(1.32)%	.26% H	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,990	$ 3,568	$ 8,787	$ 4,860	$ 3,476	$ 2,459
Portfolio turnover rate G	26% A	79%	101%	106%	97%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.49	$ 9.48	$ 8.46	$ 7.13	$ 7.68	$ 9.34
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.09)	(.13)	- H, J	(.10)
Net realized and unrealized gain (loss)	1.61	(1.76)	1.11	1.46	(.55)	(1.42)
Total from investment operations	1.60	(1.79)	1.02	1.33	(.55)	(1.52)
Distributions from net realized gain	-	(.20)	-	-	-	(.14)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.09	$ 7.49	$ 9.48	$ 8.46	$ 7.13	$ 7.68
Total Return B, C, D	21.36%	(19.06)%	12.06%	18.65%	(7.16)%	(16.59)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.99% A	2.27%	1.97%	2.20%	3.52%	2.62%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61% A	1.64%	1.64%	1.63%	1.65%	1.65%
Net investment income (loss)	(.21)% A	(.41)%	(.85)%	(1.57)%	.01% H	(1.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,095	$ 2,843	$ 4,607	$ 3,273	$ 2,396	$ 2,138
Portfolio turnover rate G	26% A	79%	101%	106%	97%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.05	$ 8.99	$ 8.06	$ 6.83	$ 7.39	$ 9.03
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07)	(.13)	(.16)	(.03) H	(.14)
Net realized and unrealized gain (loss)	1.52	(1.67)	1.06	1.39	(.53)	(1.36)
Total from investment operations	1.49	(1.74)	.93	1.23	(.56)	(1.50)
Distributions from net realized gain	-	(.20)	-	-	-	(.14)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.54	$ 7.05	$ 8.99	$ 8.06	$ 6.83	$ 7.39
Total Return B, C, D	21.13%	(19.56)%	11.54%	18.01%	(7.58)%	(16.94)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.44% A	2.71%	2.47%	2.68%	3.98%	3.03%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.13%	2.14%	2.13%	2.15%	2.15%
Net investment income (loss)	(.72)% A	(.91)%	(1.35)%	(2.07)%	(.49)% H	(1.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 558	$ 570	$ 1,316	$ 1,408	$ 1,281	$ 1,219
Portfolio turnover rate G	26% A	79%	101%	106%	97%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.05	$ 8.98	$ 8.06	$ 6.82	$ 7.38	$ 9.03
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07)	(.13)	(.16)	(.03) H	(.14)
Net realized and unrealized gain (loss)	1.51	(1.66)	1.05	1.40	(.53)	(1.37)
Total from investment operations	1.48	(1.73)	.92	1.24	(.56)	(1.51)
Distributions from net realized gain	-	(.20)	-	-	-	(.14)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.53	$ 7.05	$ 8.98	$ 8.06	$ 6.82	$ 7.38
Total Return B, C, D	20.99%	(19.47)%	11.41%	18.18%	(7.59)%	(17.06)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.45% A	2.71%	2.40%	2.67%	3.63%	3.02%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.14%	2.14%	2.13%	2.15%	2.15%
Net investment income (loss)	(.71)% A	(.91)%	(1.35)%	(2.07)%	(.49)% H	(1.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,178	$ 2,142	$ 5,866	$ 3,029	$ 2,792	$ 1,097
Portfolio turnover rate G	26% A	79%	101%	106%	97%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 10.00	$ 8.88	$ 7.45	$ 7.98	$ 9.65
Income from Investment Operations
Net investment income (loss) D	.01	.01	(.04)	(.09)	.03 G	(.06)
Net realized and unrealized gain (loss)	1.71	(1.86)	1.16	1.52	(.56)	(1.47)
Total from investment operations	1.72	(1.85)	1.12	1.43	(.53)	(1.53)
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	-	(.20)	-	-	-	(.14)
Total distributions	(.02)	(.20)	-	-	-	(.14)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.65	$ 7.95	$ 10.00	$ 8.88	$ 7.45	$ 7.98
Total Return B, C	21.58%	(18.66)%	12.61%	19.19%	(6.64)%	(16.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	2.40% A	1.66%	1.22%	1.54%	2.44%	1.94%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.12% A	1.13%	1.14%	1.13%	1.15%	1.14%
Net investment income (loss)	.28% A	.10%	(.35)%	(1.07)%	.51% G	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 977	$ 721	$ 2,855	$ 1,717	$ 957	$ 229
Portfolio turnover rate F	26% A	79%	101%	106%	97%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,226,394
Gross unrealized depreciation	(842,987)
Net unrealized appreciation (depreciation) on securities and other investments	$ 383,407

Tax cost	$ 11,701,396

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

No expiration
Short-term	$ (1,534,182)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,290,398 and $2,639,991, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,712	$ 25
Class T	.25%	.25%	7,368	-
Class B	.75%	.25%	2,743	2,057
Class C	.75%	.25%	10,828	1,908
			$ 25,651	$ 3,990

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 657
Class T	878
Class B*	205
Class C*	167
$ 1,907

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,819.31
Class T	5,338.36
Class B	839.31
Class C	3,394.31
Institutional Class	1,192.30
	$ 16,582

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $197 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 24,269
Class T	1.65%	19,803
Class B	2.15%	3,529
Class C	2.15%	14,086
Institutional Class	1.15%	4,884
		$ 66,571

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,968 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 2,612	$ -
Institutional Class	1,313	-
Total	$ 3,925	$ -
From net realized gain
Class A	$ -	$ 136,672
Class T	-	94,407
Class B	-	23,930
Class C	-	101,740
Institutional Class	-	44,459
Total	$ -	$ 401,208

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	63,634	95,217	$ 542,009	$ 825,716
Reinvestment of distributions	272	15,026	2,399	125,915
Shares redeemed	(100,526)	(550,285)	(850,137)	(4,678,484)
Net increase (decrease)	(36,620)	(440,042)	$ (305,729)	$ (3,726,853)
Class T
Shares sold	25,353	99,348	$ 209,805	$ 845,573
Reinvestment of distributions	-	11,468	-	93,466
Shares redeemed	(64,525)	(217,086)	(525,451)	(1,833,154)
Net increase (decrease)	(39,172)	(106,270)	$ (315,646)	$ (894,115)
Class B
Shares sold	612	1,631	$ 4,500	$ 14,069
Reinvestment of distributions	-	3,015	-	23,244
Shares redeemed	(16,065)	(70,313)	(124,146)	(498,813)
Net increase (decrease)	(15,453)	(65,667)	$ (119,646)	$ (461,500)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class C
Shares sold	30,331	45,249	$ 243,680	$ 356,072
Reinvestment of distributions	-	10,744	-	82,834
Shares redeemed	(79,089)	(405,119)	(605,927)	(3,174,312)
Net increase (decrease)	(48,758)	(349,126)	$ (362,247)	$ (2,735,406)
Institutional Class
Shares sold	25,910	32,975	$ 241,056	$ 287,948
Reinvestment of distributions	122	2,747	1,105	23,680
Shares redeemed	(15,545)	(230,453)	(137,782)	(2,045,666)
Net increase (decrease)	10,487	(194,731)	$ 104,379	$ (1,734,038)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.37%
Actual		$ 1,000.00	$ 1,127.70	$ 7.35
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class T	1.65%
Actual		$ 1,000.00	$ 1,126.30	$ 8.84
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.14%
Actual		$ 1,000.00	$ 1,123.80	$ 11.46
HypotheticalA		$ 1,000.00	$ 1,014.42	$ 10.87
Class C	2.08%
Actual		$ 1,000.00	$ 1,124.20	$ 11.14
HypotheticalA		$ 1,000.00	$ 1,014.72	$ 10.56
Institutional Class	1.02%
Actual		$ 1,000.00	$ 1,129.70	$ 5.48
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Comcast Corp. Class A	8.0	7.8
The Walt Disney Co.	5.0	7.1
Lowe's Companies, Inc.	4.2	0.3
News Corp. Class A	4.2	4.8
Time Warner, Inc.	3.4	0.0
Home Depot, Inc.	3.0	5.8
NIKE, Inc. Class B	2.7	2.6
Yum! Brands, Inc.	2.6	2.7
Starbucks Corp.	2.4	2.5
PVH Corp.	2.1	1.3
	37.6
Top Industries (% of fund's net assets)
As of January 31, 2013
Specialty Retail	32.6%
Media	25.2%
Hotels, Restaurants & Leisure	10.8%
Textiles, Apparel & Luxury Goods	9.8%
Internet & Catalog Retail	5.0%
All Others*	16.6%

As of July 31, 2012
Specialty Retail	30.0%
Media	23.8%
Hotels, Restaurants & Leisure	15.0%
Multiline Retail	8.1%
Internet & Catalog Retail	7.8%
All Others*	15.3%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AUTO COMPONENTS - 2.6%
Auto Parts & Equipment - 2.6%
BorgWarner, Inc. (a)	9,100	$ 675,038
Delphi Automotive PLC (a)	20,344	786,499
Tenneco, Inc. (a)	9,096	317,996
		1,779,533
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Owens Corning (a)	8,600	358,362
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Office Services & Supplies - 0.9%
Interface, Inc.	35,300	592,334
DISTRIBUTORS - 1.7%
Distributors - 1.7%
LKQ Corp. (a)	52,900	1,184,431
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Ascent Capital Group, Inc. (a)	1,600	101,936
HOTELS, RESTAURANTS & LEISURE - 10.8%
Casinos & Gaming - 1.6%
Las Vegas Sands Corp.	20,380	1,125,995
Hotels, Resorts & Cruise Lines - 1.2%
Wyndham Worldwide Corp.	14,200	792,218
Restaurants - 8.0%
Buffalo Wild Wings, Inc. (a)	5,700	419,235
Chipotle Mexican Grill, Inc. (a)	1,979	607,573
Domino's Pizza, Inc.	22,193	1,033,528
Starbucks Corp.	30,135	1,691,176
Yum! Brands, Inc.	27,469	1,783,837
		5,535,349
TOTAL HOTELS, RESTAURANTS & LEISURE		7,453,562
HOUSEHOLD DURABLES - 3.7%
Homebuilding - 0.6%
Lennar Corp. Class A	9,400	390,476
Housewares & Specialties - 3.1%
Jarden Corp.	18,360	1,080,302
Newell Rubbermaid, Inc.	21,100	495,428
Tupperware Brands Corp.	7,800	594,360
		2,170,090
TOTAL HOUSEHOLD DURABLES		2,560,566
INTERNET & CATALOG RETAIL - 5.0%
Catalog Retail - 1.9%
Liberty Media Corp. Interactive Series A (a)	63,395	1,347,778

	Shares	Value
Internet Retail - 3.1%
Amazon.com, Inc. (a)	3,094	$ 821,457
priceline.com, Inc. (a)	1,880	1,288,684
		2,110,141
TOTAL INTERNET & CATALOG RETAIL		3,457,919
LEISURE EQUIPMENT & PRODUCTS - 1.9%
Leisure Products - 1.9%
Brunswick Corp.	36,300	1,312,608
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Stanley Black & Decker, Inc.	2,600	199,758
MEDIA - 25.2%
Broadcasting - 1.5%
Discovery Communications, Inc. (a)	14,900	1,033,762
Cable & Satellite - 11.1%
Comcast Corp. Class A	144,186	5,490,602
DIRECTV (a)	23,185	1,185,681
Sirius XM Radio, Inc. (d)	299,278	939,733
		7,616,016
Movies & Entertainment - 12.6%
News Corp. Class A	103,941	2,883,323
The Walt Disney Co.	64,244	3,461,467
Time Warner, Inc.	46,056	2,326,749
		8,671,539
TOTAL MEDIA		17,321,317
MULTILINE RETAIL - 3.9%
General Merchandise Stores - 3.9%
Dollar General Corp. (a)	29,328	1,355,540
Dollar Tree, Inc. (a)	32,946	1,317,511
		2,673,051
SPECIALTY RETAIL - 32.6%
Apparel Retail - 6.6%
Abercrombie & Fitch Co. Class A	13,820	691,000
American Eagle Outfitters, Inc.	20,100	406,221
Ascena Retail Group, Inc. (a)	28,169	477,465
Limited Brands, Inc.	14,741	707,863
Ross Stores, Inc.	18,225	1,088,033
TJX Companies, Inc.	26,030	1,176,035
		4,546,617
Automotive Retail - 3.8%
CarMax, Inc. (a)	33,200	1,308,744
O'Reilly Automotive, Inc. (a)	14,011	1,298,119
		2,606,863
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Home Improvement Retail - 7.2%
Home Depot, Inc.	31,085	$ 2,080,208
Lowe's Companies, Inc.	76,096	2,906,106
		4,986,314
Homefurnishing Retail - 2.2%
Bed Bath & Beyond, Inc. (a)	11,234	659,436
Williams-Sonoma, Inc.	18,871	830,324
		1,489,760
Specialty Stores - 12.8%
Cabela's, Inc. Class A (a)	15,500	800,110
Dick's Sporting Goods, Inc.	19,569	931,289
Hibbett Sports, Inc. (a)	10,200	537,132
PetSmart, Inc.	17,675	1,156,122
Sally Beauty Holdings, Inc. (a)	32,600	865,204
Signet Jewelers Ltd.	20,900	1,307,922
Tiffany & Co., Inc. (d)	14,217	934,768
Tractor Supply Co.	10,935	1,133,631
Ulta Salon, Cosmetics & Fragrance, Inc.	6,844	669,480
Vitamin Shoppe, Inc. (a)	8,200	500,856
		8,836,514
TOTAL SPECIALTY RETAIL		22,466,068
TEXTILES, APPAREL & LUXURY GOODS - 9.8%
Apparel, Accessories & Luxury Goods - 6.1%
Hanesbrands, Inc. (a)	24,250	908,890
Michael Kors Holdings Ltd. (a)	3,756	210,824
PVH Corp.	12,453	1,480,288
Ralph Lauren Corp.	2,417	402,382
Under Armour, Inc. Class A (sub. vtg.) (a)	8,090	411,538
VF Corp.	5,445	803,573
		4,217,495
Footwear - 3.7%
NIKE, Inc. Class B	34,132	1,844,835

	Shares	Value
Steven Madden Ltd. (a)	5,900	$ 271,872
Wolverine World Wide, Inc.	10,300	442,900
		2,559,607
TOTAL TEXTILES, APPAREL & LUXURY GOODS		6,777,102
TOTAL COMMON STOCKS (Cost $57,272,101)		68,238,547
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.16% (b)	665,250	665,250
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,847,850	1,847,850
TOTAL MONEY MARKET FUNDS (Cost $2,513,100)		2,513,100
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $59,785,201)		70,751,647
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(1,925,110)
NET ASSETS - 100%		$ 68,826,537
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 544
Fidelity Securities Lending Cash Central Fund	832
Total	$ 1,376
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,806,018) - See accompanying schedule: Unaffiliated issuers (cost $57,272,101)	$ 68,238,547
Fidelity Central Funds (cost $2,513,100)	2,513,100
Total Investments (cost $59,785,201)		$ 70,751,647
Receivable for investments sold		272,820
Receivable for fund shares sold		362,607
Dividends receivable		30,191
Distributions receivable from Fidelity Central Funds		293
Prepaid expenses		169
Other receivables		5,030
Total assets		71,422,757

Liabilities
Payable for investments purchased	$ 504,023
Payable for fund shares redeemed	143,915
Accrued management fee	31,713
Distribution and service plan fees payable	25,201
Other affiliated payables	16,288
Other payables and accrued expenses	27,230
Collateral on securities loaned, at value	1,847,850
Total liabilities		2,596,220

Net Assets		$ 68,826,537
Net Assets consist of:
Paid in capital		$ 57,527,885
Accumulated net investment loss		(143,856)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		476,110
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,966,398
Net Assets		$ 68,826,537

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,506,941 ÷ 1,785,101 shares)	$ 16.53

Maximum offering price per share (100/94.25 of $16.53)	$ 17.54
Class T: Net Asset Value and redemption price per share ($11,967,561 ÷ 757,939 shares)	$ 15.79

Maximum offering price per share (100/96.50 of $15.79)	$ 16.36
Class B: Net Asset Value and offering price per share ($2,334,088 ÷ 163,496 shares)A	$ 14.28

Class C: Net Asset Value and offering price per share ($15,482,878 ÷ 1,081,412 shares)A	$ 14.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,535,069 ÷ 546,125 shares)	$ 17.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 499,973
Income from Fidelity Central Funds		1,376
Total income		501,349

Expenses
Management fee	$ 181,737
Transfer agent fees	87,554
Distribution and service plan fees	145,733
Accounting and security lending fees	12,781
Custodian fees and expenses	6,318
Independent trustees' compensation	216
Registration fees	42,520
Audit	28,803
Legal	176
Miscellaneous	254
Total expenses before reductions	506,092
Expense reductions	(10,154)	495,938
Net investment income (loss)		5,411
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,264,649
Foreign currency transactions	(125)
Total net realized gain (loss)		4,264,524
Change in net unrealized appreciation (depreciation) on: Investment securities	3,471,035
Assets and liabilities in foreign currencies	49
Total change in net unrealized appreciation (depreciation)		3,471,084
Net gain (loss)		7,735,608
Net increase (decrease) in net assets resulting from operations		$ 7,741,019

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,411	$ (44,525)
Net realized gain (loss)	4,264,524	3,542,404
Change in net unrealized appreciation (depreciation)	3,471,084	762,372
Net increase (decrease) in net assets resulting from operations	7,741,019	4,260,251
Distributions to shareholders from net investment income	-	(82,290)
Distributions to shareholders from net realized gain	(6,688,724)	(2,716,672)
Total distributions	(6,688,724)	(2,798,962)
Share transactions - net increase (decrease)	4,707,350	8,335,613
Redemption fees	5,490	3,533
Total increase (decrease) in net assets	5,765,135	9,800,435

Net Assets
Beginning of period	63,061,402	53,260,967
End of period (including accumulated net investment loss of $143,856 and accumulated net investment loss of $149,267, respectively)	$ 68,826,537	$ 63,061,402

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.22	$ 16.00	$ 12.75	$ 10.26	$ 11.41	$ 15.89
Income from Investment Operations
Net investment income (loss) E	.02	.01	(.02)	(.02)	.04	.02
Net realized and unrealized gain (loss)	1.94	1.07	3.27	2.51	(1.16)	(3.09)
Total from investment operations	1.96	1.08	3.25	2.49	(1.12)	(3.07)
Distributions from net investment income	-	(.03)	-	-	(.03)	-
Distributions from net realized gain	(1.65)	(.83)	-	-	-	(1.41)
Total distributions	(1.65)	(.86)	-	-	(.03)	(1.41)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.53	$ 16.22	$ 16.00	$ 12.75	$ 10.26	$ 11.41
Total Return B, C, D	12.77%	7.96%	25.49%	24.27%	(9.81)%	(21.24)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.37% A	1.38%	1.39%	1.44%	1.62%	1.40%
Expenses net of fee waivers, if any	1.37% A	1.38%	1.39%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.34% A	1.37%	1.38%	1.39%	1.40%	1.40%
Net investment income (loss)	.19% A	.04%	(.15)%	(.15)%	.42%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,507	$ 26,547	$ 23,447	$ 19,423	$ 13,010	$ 11,899
Portfolio turnover rate G	159% A	217%	179%	163%	99%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.57	$ 15.43	$ 12.32	$ 9.94	$ 11.07	$ 15.47
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.06)	(.05)	.01	(.01)
Net realized and unrealized gain (loss)	1.87	1.02	3.17	2.43	(1.12)	(3.00)
Total from investment operations	1.86	.99	3.11	2.38	(1.11)	(3.01)
Distributions from net investment income	-	(.02)	-	-	(.02)	-
Distributions from net realized gain	(1.64)	(.83)	-	-	-	(1.39)
Total distributions	(1.64)	(.85)	-	-	(.02)	(1.39)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.79	$ 15.57	$ 15.43	$ 12.32	$ 9.94	$ 11.07
Total Return B, C, D	12.63%	7.62%	25.24%	23.94%	(10.04)%	(21.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.65% A	1.64%	1.66%	1.71%	1.89%	1.64%
Expenses net of fee waivers, if any	1.65% A	1.64%	1.65%	1.65%	1.65%	1.64%
Expenses net of all reductions	1.62% A	1.63%	1.64%	1.64%	1.65%	1.62%
Net investment income (loss)	(.08)% A	(.23)%	(.40)%	(.40)%	.17%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,968	$ 10,447	$ 9,897	$ 8,018	$ 6,738	$ 9,095
Portfolio turnover rate G	159% A	217%	179%	163%	99%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.23	$ 14.23	$ 11.42	$ 9.26	$ 10.35	$ 14.56
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.12)	(.10)	(.03)	(.07)
Net realized and unrealized gain (loss)	1.70	.93	2.93	2.26	(1.06)	(2.81)
Total from investment operations	1.66	.83	2.81	2.16	(1.09)	(2.88)
Distributions from net realized gain	(1.61)	(.83)	-	-	-	(1.33)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.28	$ 14.23	$ 14.23	$ 11.42	$ 9.26	$ 10.35
Total Return B, C, D	12.38%	7.11%	24.61%	23.33%	(10.53)%	(21.80)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.14% A	2.13%	2.15%	2.21%	2.38%	2.14%
Expenses net of fee waivers, if any	2.14% A	2.13%	2.15%	2.15%	2.15%	2.14%
Expenses net of all reductions	2.11% A	2.12%	2.13%	2.14%	2.15%	2.14%
Net investment income (loss)	(.57)% A	(.72)%	(.90)%	(.90)%	(.33)%	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,334	$ 2,577	$ 3,170	$ 3,643	$ 3,550	$ 5,090
Portfolio turnover rate G	159% A	217%	179%	163%	99%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 14.26	$ 11.44	$ 9.27	$ 10.37	$ 14.59
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.12)	(.10)	(.03)	(.07)
Net realized and unrealized gain (loss)	1.71	.93	2.94	2.27	(1.07)	(2.81)
Total from investment operations	1.67	.84	2.82	2.17	(1.10)	(2.88)
Distributions from net realized gain	(1.62)	(.83)	-	-	-	(1.34)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 14.32	$ 14.27	$ 14.26	$ 11.44	$ 9.27	$ 10.37
Total Return B, C, D	12.42%	7.17%	24.65%	23.41%	(10.61)%	(21.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	2.09%	2.11%	2.12%	2.38%	2.15%
Expenses net of fee waivers, if any	2.08% A	2.09%	2.11%	2.12%	2.15%	2.15%
Expenses net of all reductions	2.05% A	2.08%	2.09%	2.11%	2.15%	2.14%
Net investment income (loss)	(.52)% A	(.68)%	(.86)%	(.87)%	(.33)%	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,483	$ 13,507	$ 7,341	$ 9,288	$ 2,955	$ 3,430
Portfolio turnover rate G	159% A	217%	179%	163%	99%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.04	$ 16.72	$ 13.27	$ 10.66	$ 11.84	$ 16.41
Income from Investment Operations
Net investment income (loss) D	.05	.07	.03	.02	.06	.06
Net realized and unrealized gain (loss)	2.05	1.13	3.42	2.60	(1.20)	(3.22)
Total from investment operations	2.10	1.20	3.45	2.62	(1.14)	(3.16)
Distributions from net investment income	-	(.05)	-	(.01)	(.04)	-
Distributions from net realized gain	(1.68)	(.83)	-	-	-	(1.41)
Total distributions	(1.68)	(.88)	-	(.01)	(.04)	(1.41)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 17.46	$ 17.04	$ 16.72	$ 13.27	$ 10.66	$ 11.84
Total Return B, C	12.97%	8.33%	26.00%	24.62%	(9.59)%	(21.09)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	1.00%	1.03%	1.09%	1.15%	1.14%
Expenses net of fee waivers, if any	1.02% A	1.00%	1.03%	1.09%	1.15%	1.14%
Expenses net of all reductions	.99% A	.99%	1.01%	1.08%	1.15%	1.14%
Net investment income (loss)	.55% A	.41%	.22%	.16%	.67%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,535	$ 9,984	$ 9,406	$ 9,013	$ 5,990	$ 398
Portfolio turnover rate F	159% A	217%	179%	163%	99%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,539,735
Gross unrealized depreciation	(871,415)
Net unrealized appreciation (depreciation) on securities and other investments	$ 10,668,320

Tax cost	$ 60,083,327

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $51,379,385 and $53,220,302, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 34,581	$ 605
Class T	.25%	.25%	28,152	404
Class B	.75%	.25%	12,491	9,404
Class C	.75%	.25%	70,509	13,068
			$ 145,733	$ 23,481

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,983
Class T	2,909
Class B*	502
Class C*	701
$ 12,095

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 39,553.29
Class T	17,548.31
Class B	3,783.30
Class C	17,541.25
Institutional Class	9,129.19
	$ 87,554

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,363 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $79 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $832. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,151 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ -	$ 44,402
Class T	-	11,934
Institutional Class	-	25,954
Total	$ -	$ 82,290

From net realized gain
Class A	$ 2,760,014	$ 1,117,697
Class T	1,156,074	525,372
Class B	276,657	185,641
Class C	1,553,543	423,815
Institutional Class	942,436	464,147
Total	$ 6,688,724	$ 2,716,672

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	419,858	717,075	$ 6,882,591	$ 11,323,395
Reinvestment of distributions	153,086	76,740	2,439,621	1,020,698
Shares redeemed	(424,643)	(622,172)	(6,933,217)	(9,280,575)
Net increase (decrease)	148,301	171,643	$ 2,388,995	$ 3,063,518
Class T
Shares sold	85,202	117,936	$ 1,338,169	$ 1,759,305
Reinvestment of distributions	73,194	40,961	1,114,030	523,233
Shares redeemed	(71,472)	(129,403)	(1,107,905)	(1,880,946)
Net increase (decrease)	86,924	29,494	$ 1,344,294	$ 401,592
Class B
Shares sold	2,564	21,180	$ 35,895	$ 276,635
Reinvestment of distributions	16,131	13,190	223,127	154,193
Shares redeemed	(36,277)	(76,089)	(511,558)	(1,037,384)
Net increase (decrease)	(17,582)	(41,719)	$ (252,536)	$ (606,556)
Class C
Shares sold	169,574	581,986	$ 2,415,806	$ 8,055,378
Reinvestment of distributions	102,005	33,472	1,411,723	392,295
Shares redeemed	(136,614)	(183,759)	(1,954,679)	(2,469,033)
Net increase (decrease)	134,965	431,699	$ 1,872,850	$ 5,978,640
Institutional Class
Shares sold	144,266	1,043,471	$ 2,494,946	$ 16,050,433
Reinvestment of distributions	46,665	13,483	784,588	188,283
Shares redeemed	(230,790)	(1,033,551)	(3,925,787)	(16,740,297)
Net increase (decrease)	(39,859)	23,403	$ (646,253)	$ (501,581)
11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.40%
Actual		$ 1,000.00	$ 1,048.50	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,047.30	$ 8.51
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,044.90	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,045.00	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,049.30	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Broadcom Corp. Class A	9.6	9.7
Intel Corp.	8.4	3.6
Altera Corp.	7.7	5.3
Avago Technologies Ltd.	5.4	4.1
Skyworks Solutions, Inc.	5.3	2.1
Freescale Semiconductor Holdings I Ltd.	5.3	5.2
Intersil Corp. Class A	4.8	4.4
Marvell Technology Group Ltd.	4.2	4.8
Flextronics International Ltd.	2.9	2.2
ON Semiconductor Corp.	2.9	3.9
	56.5
Top Industries (% of fund's net assets)
As of January 31, 2013
Semiconductors & Semiconductor Equipment	78.6%
Electronic Equipment & Components	10.6%
Computers & Peripherals	4.7%
Communications Equipment	2.8%
Software	0.1%
All Others*	3.2%

As of July 31, 2012
Semiconductors & Semiconductor Equipment	81.1%
Electronic Equipment & Components	9.2%
Communications Equipment	6.7%
Computers & Peripherals	1.3%
Biotechnology	0.0%
All Others*	1.7%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Electronics Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)(f)	64,879	$ 1
COMMUNICATIONS EQUIPMENT - 2.8%
Communications Equipment - 2.8%
Brocade Communications Systems, Inc. (a)	5,146	29,435
Polycom, Inc. (a)	10,638	117,337
QUALCOMM, Inc.	3,140	207,334
		354,106
COMPUTERS & PERIPHERALS - 4.7%
Computer Hardware - 4.1%
Apple, Inc.	747	340,117
Hewlett-Packard Co.	11,222	185,275
		525,392
Computer Storage & Peripherals - 0.6%
SanDisk Corp. (a)	1,664	83,183
TOTAL COMPUTERS & PERIPHERALS		608,575
ELECTRONIC EQUIPMENT & COMPONENTS - 10.6%
Electronic Components - 2.4%
Aeroflex Holding Corp. (a)	21,955	153,465
Amphenol Corp. Class A	10	676
Audience, Inc.	724	8,847
Corning, Inc.	4,360	52,320
InvenSense, Inc. (a)(d)	5,492	80,183
Universal Display Corp. (a)	228	6,343
		301,834
Electronic Equipment & Instruments - 0.1%
TPK Holding Co. Ltd.	1,000	17,203
Electronic Manufacturing Services - 8.1%
Benchmark Electronics, Inc. (a)	3,448	60,547
Fabrinet (a)	1,388	20,320
Flextronics International Ltd. (a)	59,832	371,557
Jabil Circuit, Inc.	19,339	365,700
TE Connectivity Ltd.	271	10,536
TTM Technologies, Inc. (a)	25,632	204,287
Viasystems Group, Inc. (a)	12	169
		1,033,116
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,352,153
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 76.9%
Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc. (a)	15	230
Amkor Technology, Inc. (a)	1,392	6,445
Applied Materials, Inc.	1,843	23,793
ASML Holding NV	1,727	129,680
Cabot Microelectronics Corp.	50	1,848
Cohu, Inc.	20	210

	Shares	Value
Cymer, Inc. (a)	102	$ 10,503
Entegris, Inc. (a)	2,955	29,136
KLA-Tencor Corp.	971	53,318
Lam Research Corp. (a)	1,906	78,413
MEMC Electronic Materials, Inc. (a)	82	341
Nanometrics, Inc. (a)	337	5,261
Teradyne, Inc. (a)	24	388
		339,566
Semiconductors - 74.2%
Advanced Micro Devices, Inc. (a)	600	1,560
Alpha & Omega Semiconductor Ltd. (a)	1,885	15,287
Altera Corp.	29,273	978,304
ANADIGICS, Inc. (a)	4,043	10,431
Analog Devices, Inc.	2,898	126,469
Applied Micro Circuits Corp. (a)	388	3,325
Atmel Corp. (a)	2,456	16,455
Avago Technologies Ltd.	19,229	687,821
Broadcom Corp. Class A	37,649	1,221,708
Chipbond Technology Corp.	3,000	6,177
Cirrus Logic, Inc. (a)	475	13,409
Cypress Semiconductor Corp.	32,081	329,472
Entropic Communications, Inc. (a)	6,456	33,829
Exar Corp. (a)	30	315
Fairchild Semiconductor International, Inc. (a)	1,141	16,853
First Solar, Inc. (a)	1,583	44,609
Freescale Semiconductor Holdings I Ltd. (a)(d)	46,681	674,540
Inphi Corp. (a)	11,853	95,180
Intel Corp.	50,988	1,072,788
Intermolecular, Inc. (a)	5,076	47,613
Intersil Corp. Class A	71,408	617,679
Lattice Semiconductor Corp. (a)	6,200	27,590
Linear Technology Corp.	1,080	39,550
LSI Corp. (a)	40	282
M/A-COM Technology Solutions, Inc.	2,518	42,655
Marvell Technology Group Ltd.	57,402	530,969
Maxim Integrated Products, Inc.	2,050	64,473
MediaTek, Inc.	5,000	54,690
Mellanox Technologies Ltd. (a)	665	35,391
Microchip Technology, Inc.	6,147	205,617
Micron Technology, Inc. (a)	41,739	315,547
Motech Industries, Inc. (a)	1	1
NVIDIA Corp.	22,268	273,006
NXP Semiconductors NV (a)	1,719	51,553
O2Micro International Ltd. sponsored ADR (a)	9,481	29,012
ON Semiconductor Corp. (a)	47,260	370,991
PMC-Sierra, Inc. (a)	46,997	271,643
RDA Microelectronics, Inc. sponsored ADR	709	8,352
RF Micro Devices, Inc. (a)	1,619	8,095
Samsung Electronics Co. Ltd.	34	45,250
Skyworks Solutions, Inc. (a)	28,531	683,032
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Spreadtrum Communications, Inc. ADR	1,430	$ 22,165
Texas Instruments, Inc.	10,240	338,739
Trident Microsystems, Inc. (a)	19	0
Volterra Semiconductor Corp. (a)	3,347	55,025
Xilinx, Inc.	80	2,919
		9,490,371
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		9,829,937
SOFTWARE - 0.1%
Home Entertainment Software - 0.0%
Zynga, Inc. (a)	135	366
Systems Software - 0.1%
Allot Communications Ltd. (a)	1,381	19,044
TOTAL SOFTWARE		19,410
TOTAL COMMON STOCKS (Cost $15,048,264)		12,164,182
Convertible Bonds - 1.7%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
Semiconductors - 1.7%
Micron Technology, Inc.:
1.875% 8/1/31	$ 70,000	71,531
3.125% 5/1/32 (e)	130,000	141,294
(Cost $180,739)		212,825
Money Market Funds - 10.1%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	489,552	$ 489,552
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	799,450	799,450
TOTAL MONEY MARKET FUNDS (Cost $1,289,002)		1,289,002
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $16,518,005)	13,666,009
NET OTHER ASSETS (LIABILITIES) - (6.9)%	(878,574)
NET ASSETS - 100%	$ 12,787,435
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $141,294 or 1.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 234,942
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 399
Fidelity Securities Lending Cash Central Fund	2,982
Total	$ 3,381
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 12,164,182	$ 12,164,181	$ -	$ 1
Convertible Bonds	212,825	-	212,825	-
Money Market Funds	1,289,002	1,289,002	-	-
Total Investments in Securities:	$ 13,666,009	$ 13,453,183	$ 212,825	$ 1
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	78.7%
Bermuda	9.6%
Singapore	8.3%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $783,835) - See accompanying schedule: Unaffiliated issuers (cost $15,229,003)	$ 12,377,007
Fidelity Central Funds (cost $1,289,002)	1,289,002
Total Investments (cost $16,518,005)		$ 13,666,009
Cash		26,441
Receivable for investments sold		205,322
Receivable for fund shares sold		7,213
Dividends receivable		1,469
Interest receivable		1,672
Distributions receivable from Fidelity Central Funds		128
Prepaid expenses		40
Receivable from investment adviser for expense reductions		4,310
Other receivables		3,715
Total assets		13,916,319

Liabilities
Payable for investments purchased	$ 247,298
Payable for fund shares redeemed	33,552
Accrued management fee	5,877
Distribution and service plan fees payable	5,138
Other affiliated payables	3,404
Other payables and accrued expenses	34,165
Collateral on securities loaned, at value	799,450
Total liabilities		1,128,884

Net Assets		$ 12,787,435
Net Assets consist of:
Paid in capital		$ 23,938,413
Accumulated net investment loss		(110,276)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,188,703)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,851,999)
Net Assets		$ 12,787,435

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,181,891 ÷ 584,830 shares)	$ 8.86

Maximum offering price per share (100/94.25 of $8.86)	$ 9.40
Class T: Net Asset Value and redemption price per share ($3,488,653 ÷ 404,126 shares)	$ 8.63

Maximum offering price per share (100/96.50 of $8.63)	$ 8.94
Class B: Net Asset Value and offering price per share ($354,193 ÷ 43,504 shares)A	$ 8.14

Class C: Net Asset Value and offering price per share ($2,848,739 ÷ 350,282 shares)A	$ 8.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($913,959 ÷ 99,861 shares)	$ 9.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 88,391
Interest		1,155
Income from Fidelity Central Funds		3,381
Total income		92,927

Expenses
Management fee	$ 39,529
Transfer agent fees	21,945
Distribution and service plan fees	33,404
Accounting and security lending fees	2,845
Custodian fees and expenses	16,715
Independent trustees' compensation	50
Registration fees	49,683
Audit	23,235
Legal	72
Miscellaneous	71
Total expenses before reductions	187,549
Expense reductions	(75,496)	112,053
Net investment income (loss)		(19,126)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,252,370)
Foreign currency transactions	36
Total net realized gain (loss)		(1,252,334)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,680,489
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		1,680,486
Net gain (loss)		428,152
Net increase (decrease) in net assets resulting from operations		$ 409,026

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (19,126)	$ (132,080)
Net realized gain (loss)	(1,252,334)	(811,690)
Change in net unrealized appreciation (depreciation)	1,680,486	(927,864)
Net increase (decrease) in net assets resulting from operations	409,026	(1,871,634)
Share transactions - net increase (decrease)	(4,981,913)	925,003
Redemption fees	576	775
Total increase (decrease) in net assets	(4,572,311)	(945,856)

Net Assets
Beginning of period	17,359,746	18,305,602
End of period (including accumulated net investment loss of $110,276 and accumulated net investment loss of $91,150, respectively)	$ 12,787,435	$ 17,359,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.45	$ 8.93	$ 7.14	$ 6.59	$ 6.79	$ 9.11
Income from Investment Operations
Net investment income (loss) E	- I	(.05)	(.04)	(.01)	.04	- I
Net realized and unrealized gain (loss)	.41	(.43)	1.83	.59	(.24)	(2.32)
Total from investment operations	.41	(.48)	1.79	.58	(.20)	(2.32)
Distributions from net investment income	-	-	-	(.03)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.86	$ 8.45	$ 8.93	$ 7.14	$ 6.59	$ 6.79
Total Return B, C, D	4.85%	(5.38)%	25.07%	8.74%	(2.95)%	(25.47)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.42% A	1.88%	1.89%	1.97%	2.44%	1.72%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.35% A	1.39%	1.39%	1.39%	1.40%	1.39%
Net investment income (loss)	(.04)% A	(.53)%	(.40)%	(.15)%	.69%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,182	$ 6,000	$ 7,537	$ 5,394	$ 5,433	$ 3,970
Portfolio turnover rate G	119% A	140%	166%	87%	92%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.73	$ 7.00	$ 6.46	$ 6.67	$ 8.98
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.06)	(.03)	.02	(.02)
Net realized and unrealized gain (loss)	.40	(.42)	1.79	.58	(.23)	(2.29)
Total from investment operations	.39	(.49)	1.73	.55	(.21)	(2.31)
Distributions from net investment income	-	-	-	(.01)	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.63	$ 8.24	$ 8.73	$ 7.00	$ 6.46	$ 6.67
Total Return B, C, D	4.73%	(5.61)%	24.71%	8.50%	(3.15)%	(25.72)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.73% A	2.23%	2.25%	2.26%	2.77%	2.02%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61% A	1.64%	1.64%	1.64%	1.65%	1.64%
Net investment income (loss)	(.30)% A	(.78)%	(.65)%	(.40)%	.44%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,489	$ 3,909	$ 4,476	$ 3,862	$ 4,195	$ 4,635
Portfolio turnover rate G	119% A	140%	166%	87%	92%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.79	$ 8.29	$ 6.69	$ 6.19	$ 6.43	$ 8.70
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.09)	(.06)	- I	(.06)
Net realized and unrealized gain (loss)	.38	(.40)	1.69	.56	(.24)	(2.21)
Total from investment operations	.35	(.50)	1.60	.50	(.24)	(2.27)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.14	$ 7.79	$ 8.29	$ 6.69	$ 6.19	$ 6.43
Total Return B, C, D	4.49%	(6.03)%	23.92%	8.08%	(3.73)%	(26.09)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.18% A	2.70%	2.76%	2.73%	3.22%	2.48%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.10% A	2.15%	2.14%	2.15%	2.15%	2.14%
Net investment income (loss)	(.79)% A	(1.29)%	(1.15)%	(.90)%	(.06)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 354	$ 459	$ 691	$ 1,073	$ 1,197	$ 2,027
Portfolio turnover rate G	119% A	140%	166%	87%	92%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.78	$ 8.29	$ 6.68	$ 6.18	$ 6.42	$ 8.69
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.09)	(.06)	- I	(.06)
Net realized and unrealized gain (loss)	.38	(.41)	1.70	.56	(.24)	(2.21)
Total from investment operations	.35	(.51)	1.61	.50	(.24)	(2.27)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.13	$ 7.78	$ 8.29	$ 6.68	$ 6.18	$ 6.42
Total Return B, C, D	4.50%	(6.15)%	24.10%	8.09%	(3.74)%	(26.12)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.16% A	2.65%	2.70%	2.72%	3.21%	2.47%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.11% A	2.14%	2.14%	2.14%	2.15%	2.14%
Net investment income (loss)	(.80)% A	(1.28)%	(1.15)%	(.90)%	(.06)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,849	$ 3,721	$ 3,836	$ 3,256	$ 3,016	$ 3,325
Portfolio turnover rate G	119% A	140%	166%	87%	92%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 9.19	$ 7.33	$ 6.75	$ 6.94	$ 9.30
Income from Investment Operations
Net investment income (loss) D	.01	(.02)	(.01)	.01	.05	.02
Net realized and unrealized gain (loss)	.42	(.45)	1.87	.60	(.24)	(2.38)
Total from investment operations	.43	(.47)	1.86	.61	(.19)	(2.36)
Distributions from net investment income	-	-	-	(.03)	-	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 9.15	$ 8.72	$ 9.19	$ 7.33	$ 6.75	$ 6.94
Total Return B, C	4.93%	(5.11)%	25.38%	9.10%	(2.74)%	(25.38)%
Ratios to Average Net Assets E, G
Expenses before reductions	2.05% A	1.55%	1.42%	1.64%	2.16%	1.47%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.11% A	1.14%	1.14%	1.14%	1.15%	1.14%
Net investment income (loss)	.20% A	(.28)%	(.15)%	.11%	.94%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 914	$ 3,271	$ 1,765	$ 645	$ 367	$ 353
Portfolio turnover rate F	119% A	140%	166%	87%	92%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. Restricted equity securities and private placements for which observable inputs

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

are not available are valued using alternate valuation approaches, including the market approach and the income approach and are generally categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 284,879
Gross unrealized depreciation	(3,420,733)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,135,854)

Tax cost	$ 16,801,863

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2013	$ (279,201)
2016	(310,663)
2017	(5,202,838)
Total with expiration	(5,792,702)
No expiration
Long-term	(125,602)
Total capital loss carryforward	$ (5,918,304)

The Fund intends to elect to defer to its fiscal year ending July 31, 2013 approximately $767,744 of capital losses recognized during the period November 1, 2011 to July 31, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,301,528 and $13,405,987, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,716	$ 143
Class T	.25%	.25%	8,526	78
Class B	.75%	.25%	1,981	1,489
Class C	.75%	.25%	16,181	2,363
			$ 33,404	$ 4,073

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,657
Class T	1,040
Class B*	1,018
Class C*	186
$ 4,901

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,111.30
Class T	6,281.37
Class B	607.31
Class C	5,003.31
Institutional Class	1,943.22
	$ 21,945

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,277 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,982. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$ 27,284
Class T	1.65%	18,311
Class B	2.15%	2,020
Class C	2.15%	16,409
Institutional Class	1.15%	8,250
		$ 72,274

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,222 for the period.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	63,987	461,275	$ 518,032	$ 4,417,052
Shares redeemed	(189,527)	(595,271)	(1,564,517)	(4,948,629)
Net increase (decrease)	(125,540)	(133,996)	$ (1,046,485)	$ (531,577)
Class T
Shares sold	56,800	90,140	$ 473,949	$ 795,072
Shares redeemed	(127,036)	(128,587)	(1,009,898)	(1,079,505)
Net increase (decrease)	(70,236)	(38,447)	$ (535,949)	$ (284,433)
Class B
Shares sold	671	10,206	$ 4,771	$ 91,605
Shares redeemed	(16,065)	(34,653)	(124,197)	(276,903)
Net increase (decrease)	(15,394)	(24,447)	$ (119,426)	$ (185,298)
Class C
Shares sold	32,844	171,249	$ 255,312	$ 1,492,502
Shares redeemed	(160,720)	(156,060)	(1,200,436)	(1,218,105)
Net increase (decrease)	(127,876)	15,189	$ (945,124)	$ 274,397
Institutional Class
Shares sold	14,285	380,436	$ 124,909	$ 3,355,122
Shares redeemed	(289,695)	(197,302)	(2,459,838)	(1,703,208)
Net increase (decrease)	(275,410)	183,134	$ (2,334,929)	$ 1,651,914

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.17%
Actual		$ 1,000.00	$ 1,132.60	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.37%
Actual		$ 1,000.00	$ 1,131.50	$ 7.36
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class B	1.92%
Actual		$ 1,000.00	$ 1,128.30	$ 10.30
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.91%
Actual		$ 1,000.00	$ 1,128.60	$ 10.25
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,134.30	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	9.7	12.4
Exxon Mobil Corp.	9.7	10.3
Occidental Petroleum Corp.	6.2	7.6
National Oilwell Varco, Inc.	4.2	4.8
Hess Corp.	4.2	3.5
Concho Resources, Inc.	3.6	0.4
Halliburton Co.	3.5	1.2
Murphy Oil Corp.	3.4	1.0
Anadarko Petroleum Corp.	3.4	1.6
Ensco PLC Class A	3.1	1.9
	51.0
Top Industries (% of fund's net assets)
As of January 31, 2013
Oil, Gas & Consumable Fuels	74.6%
Energy Equipment & Services	23.2%
Chemicals	1.0%
Metals & Mining	0.3%
Hotels, Restaurants & Leisure	0.0%
All Others*	0.9%

As of July 31, 2012
Oil, Gas & Consumable Fuels	73.8%
Energy Equipment & Services	23.3%
Chemicals	0.6%
Construction & Engineering	0.4%
Hotels, Restaurants & Leisure	0.0%
All Others*	1.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Energy Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CHEMICALS - 1.0%
Commodity Chemicals - 1.0%
LyondellBasell Industries NV Class A	105,610	$ 6,697,786
ENERGY EQUIPMENT & SERVICES - 23.2%
Oil & Gas Drilling - 7.7%
Discovery Offshore S.A. (a)(e)	676,590	1,597,688
Ensco PLC Class A	320,635	20,382,767
Helmerich & Payne, Inc.	97,676	6,284,474
Noble Corp.	437,664	17,725,392
Northern Offshore Ltd.	328,887	593,007
Tuscany International Drilling, Inc. (a)	1,080,000	259,876
Unit Corp. (a)	42,700	2,055,151
Vantage Drilling Co. (a)	840,800	1,572,296
		50,470,651
Oil & Gas Equipment & Services - 15.5%
Anton Oilfield Services Group	438,000	208,964
C&J Energy Services, Inc. (a)	14,500	332,195
Cameron International Corp. (a)	141,741	8,973,623
Core Laboratories NV	34,282	4,375,754
FMC Technologies, Inc. (a)	59,400	2,812,590
Forum Energy Technologies, Inc.	63,197	1,612,155
Geospace Technologies Corp. (a)	7,858	708,477
Halliburton Co.	564,658	22,970,287
McDermott International, Inc. (a)	154,106	1,875,470
National Oilwell Varco, Inc.	377,107	27,958,713
Oceaneering International, Inc.	12,000	758,520
Oil States International, Inc. (a)	75,750	5,876,685
Schlumberger Ltd.	249,693	19,488,539
Superior Energy Services, Inc. (a)	83,484	2,084,595
Total Energy Services, Inc.	53,200	810,748
Weatherford International Ltd. (a)	131,190	1,751,387
		102,598,702
TOTAL ENERGY EQUIPMENT & SERVICES		153,069,353
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights	66,553	1
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
SunCoke Energy, Inc. (a)	103,402	1,714,405
OIL, GAS & CONSUMABLE FUELS - 74.6%
Coal & Consumable Fuels - 1.1%
Alpha Natural Resources, Inc. (a)	95,000	841,700
Peabody Energy Corp.	257,114	6,466,417
		7,308,117
Integrated Oil & Gas - 37.8%
Chevron Corp.	553,410	63,725,162
Exxon Mobil Corp.	707,994	63,698,220

	Shares	Value
Hess Corp.	415,961	$ 27,935,941
InterOil Corp. (a)(d)	55,700	3,324,176
Murphy Oil Corp.	379,912	22,612,362
Occidental Petroleum Corp.	466,356	41,165,244
Royal Dutch Shell PLC Class A sponsored ADR	159,508	11,248,504
Suncor Energy, Inc.	468,360	15,918,793
		249,628,402
Oil & Gas Exploration & Production - 26.1%
Anadarko Petroleum Corp.	280,129	22,415,923
Apache Corp.	13,158	1,102,114
Bankers Petroleum Ltd. (a)	380,500	1,171,180
BPZ Energy, Inc. (a)	221,964	699,187
Cabot Oil & Gas Corp.	207,391	10,946,097
Cobalt International Energy, Inc. (a)	196,900	4,766,949
Concho Resources, Inc. (a)	261,603	23,863,426
Continental Resources, Inc. (a)	29,700	2,468,664
Energy XXI (Bermuda) Ltd.	19,300	604,476
EOG Resources, Inc.	162,947	20,365,116
EQT Corp.	327,600	19,462,716
EV Energy Partners LP	69,800	4,104,240
Gulfport Energy Corp. (a)	49,625	2,048,024
Halcon Resources Corp.	300,000	2,292,000
Kodiak Oil & Gas Corp. (a)	151,332	1,392,254
Marathon Oil Corp.	244,504	8,217,779
Noble Energy, Inc.	143,054	15,419,791
Northern Oil & Gas, Inc. (a)	204,993	3,390,584
Oasis Petroleum, Inc. (a)	140,400	5,037,552
Painted Pony Petroleum Ltd. Class A (a)	142,700	1,430,720
Pioneer Natural Resources Co.	162,820	19,137,863
Range Resources Corp.	17,800	1,195,626
Rosetta Resources, Inc. (a)	17,081	905,635
TAG Oil Ltd. (a)	77,800	364,273
		172,802,189
Oil & Gas Refining & Marketing - 6.2%
Calumet Specialty Products Partners LP	102,291	3,242,625
Marathon Petroleum Corp.	172,587	12,807,681
Northern Tier Energy LP Class A	89,265	2,249,478
Phillips 66	225,100	13,634,307
Tesoro Corp.	60,126	2,927,535
Valero Energy Corp.	137,324	6,005,179
		40,866,805
Oil & Gas Storage & Transport - 3.4%
Atlas Energy LP	28,135	1,080,665
Atlas Pipeline Partners LP	101,500	3,505,810
Magellan Midstream Partners LP	67,786	3,430,649
Markwest Energy Partners LP	32,400	1,789,128
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Tesoro Logistics LP	98,566	$ 4,336,904
The Williams Companies, Inc.	240,710	8,436,886
		22,580,042
TOTAL OIL, GAS & CONSUMABLE FUELS		493,185,555
TOTAL COMMON STOCKS (Cost $564,706,940)		654,667,100
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.16% (b)	5,882,769	5,882,769
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	3,425,550	3,425,550
TOTAL MONEY MARKET FUNDS (Cost $9,308,319)		9,308,319
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $574,015,259)		663,975,419
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,318,261)
NET ASSETS - 100%		$ 660,657,158
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,597,688 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,816
Fidelity Securities Lending Cash Central Fund	88,897
Total	$ 92,713
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 654,667,100	$ 654,667,099	$ -	$ 1
Money Market Funds	9,308,319	9,308,319	-	-
Total Investments in Securities:	$ 663,975,419	$ 663,975,418	$ -	$ 1
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.9%
United Kingdom	4.8%
Canada	3.7%
Switzerland	3.0%
Curacao	2.9%
Netherlands	1.7%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,324,176) - See accompanying schedule: Unaffiliated issuers (cost $564,706,940)	$ 654,667,100
Fidelity Central Funds (cost $9,308,319)	9,308,319
Total Investments (cost $574,015,259)		$ 663,975,419
Receivable for investments sold Regular delivery		11,348,589
Delayed delivery		101,558
Receivable for fund shares sold		1,247,014
Dividends receivable		131,552
Distributions receivable from Fidelity Central Funds		8,747
Prepaid expenses		1,196
Other receivables		39,461
Total assets		676,853,536

Liabilities
Payable for investments purchased	$ 10,215,239
Payable for fund shares redeemed	1,821,120
Accrued management fee	296,878
Distribution and service plan fees payable	241,019
Other affiliated payables	162,480
Other payables and accrued expenses	34,092
Collateral on securities loaned, at value	3,425,550
Total liabilities		16,196,378

Net Assets		$ 660,657,158
Net Assets consist of:
Paid in capital		$ 611,772,085
Accumulated net investment loss		(793,397)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,281,604)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		89,960,074
Net Assets		$ 660,657,158

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($260,509,527 ÷ 6,853,525 shares)	$ 38.01

Maximum offering price per share (100/94.25 of $38.01)	$ 40.33
Class T: Net Asset Value and redemption price per share ($219,788,195 ÷ 5,665,611 shares)	$ 38.79

Maximum offering price per share (100/96.50 of $38.79)	$ 40.20
Class B: Net Asset Value and offering price per share ($25,652,517 ÷ 724,826 shares)A	$ 35.39

Class C: Net Asset Value and offering price per share ($96,573,417 ÷ 2,709,430 shares)A	$ 35.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($58,133,502 ÷ 1,460,650 shares)	$ 39.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 6,204,370
Interest		15
Income from Fidelity Central Funds		92,713
Total income		6,297,098

Expenses
Management fee	$ 1,806,969
Transfer agent fees	900,045
Distribution and service plan fees	1,471,378
Accounting and security lending fees	118,763
Custodian fees and expenses	8,125
Independent trustees' compensation	2,170
Registration fees	53,065
Audit	24,962
Legal	1,914
Interest	178
Miscellaneous	2,946
Total expenses before reductions	4,390,515
Expense reductions	(64,586)	4,325,929
Net investment income (loss)		1,971,169
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,771,088
Foreign currency transactions	(12,506)
Total net realized gain (loss)		21,758,582
Change in net unrealized appreciation (depreciation) on: Investment securities	56,040,402
Assets and liabilities in foreign currencies	253
Total change in net unrealized appreciation (depreciation)		56,040,655
Net gain (loss)		77,799,237
Net increase (decrease) in net assets resulting from operations		$ 79,770,406

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,971,169	$ 3,591,237
Net realized gain (loss)	21,758,582	(47,752,015)
Change in net unrealized appreciation (depreciation)	56,040,655	(91,975,369)
Net increase (decrease) in net assets resulting from operations	79,770,406	(136,136,147)
Distributions to shareholders from net investment income	(2,261,483)	(3,625,437)
Share transactions - net increase (decrease)	(64,433,113)	(71,627,600)
Redemption fees	8,036	37,255
Total increase (decrease) in net assets	13,083,846	(211,351,929)

Net Assets
Beginning of period	647,573,312	858,925,241
End of period (including accumulated net investment loss of $793,397 and accumulated net investment loss of $503,083, respectively)	$ 660,657,158	$ 647,573,312

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 33.71	$ 40.17	$ 27.70	$ 25.82	$ 50.24	$ 48.28
Income from Investment Operations
Net investment income (loss) E	.14	.25	.11	(.05)	(.04)	(.17)
Net realized and unrealized gain (loss)	4.32	(6.50)	12.47	1.93	(17.48)	5.59
Total from investment operations	4.46	(6.25)	12.58	1.88	(17.52)	5.42
Distributions from net investment income	(.16)	(.21)	(.11)	-	-	-
Distributions from net realized gain	-	-	-	-	(6.90)	(3.46)
Total distributions	(.16)	(.21)	(.11)	-	(6.90)	(3.46)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 38.01	$ 33.71	$ 40.17	$ 27.70	$ 25.82	$ 50.24
Total Return B, C, D	13.26%	(15.58)%	45.46%	7.28%	(38.86)%	11.52%
Ratios to Average Net Assets F, H
Expenses before reductions	1.17% A	1.17%	1.16%	1.20%	1.22%	1.14%
Expenses net of fee waivers, if any	1.17% A	1.17%	1.16%	1.20%	1.22%	1.14%
Expenses net of all reductions	1.15% A	1.17%	1.16%	1.19%	1.21%	1.14%
Net investment income (loss)	.79% A	.72%	.30%	(.16)%	(.14)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 260,510	$ 253,332	$ 331,120	$ 214,407	$ 216,595	$ 355,200
Portfolio turnover rate G	70% A	88%	91%	103%	148%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 34.40	$ 41.04	$ 28.33	$ 26.47	$ 51.40	$ 49.26
Income from Investment Operations
Net investment income (loss) E	.11	.18	.03	(.11)	(.10)	(.29)
Net realized and unrealized gain (loss)	4.40	(6.65)	12.75	1.97	(17.93)	5.72
Total from investment operations	4.51	(6.47)	12.78	1.86	(18.03)	5.43
Distributions from net investment income	(.12)	(.17)	(.07)	-	-	-
Distributions from net realized gain	-	-	-	-	(6.90)	(3.29)
Total distributions	(.12)	(.17)	(.07)	-	(6.90)	(3.29)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 38.79	$ 34.40	$ 41.04	$ 28.33	$ 26.47	$ 51.40
Total Return B, C, D	13.15%	(15.77)%	45.16%	7.03%	(38.99)%	11.27%
Ratios to Average Net Assets F, H
Expenses before reductions	1.37% A	1.38%	1.37%	1.41%	1.45%	1.36%
Expenses net of fee waivers, if any	1.37% A	1.38%	1.37%	1.41%	1.45%	1.36%
Expenses net of all reductions	1.35% A	1.38%	1.37%	1.41%	1.45%	1.35%
Net investment income (loss)	.58% A	.50%	.09%	(.37)%	(.38)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,788	$ 215,488	$ 290,512	$ 219,051	$ 224,376	$ 407,784
Portfolio turnover rate G	70% A	88%	91%	103%	148%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.41	$ 37.61	$ 26.06	$ 24.48	$ 48.35	$ 46.64
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.15)	(.25)	(.22)	(.56)
Net realized and unrealized gain (loss)	4.02	(6.09)	11.71	1.83	(16.75)	5.41
Total from investment operations	4.03	(6.10)	11.56	1.58	(16.97)	4.85
Distributions from net investment income	(.05)	(.10)	(.01)	-	-	-
Distributions from net realized gain	-	-	-	-	(6.90)	(3.14)
Total distributions	(.05)	(.10)	(.01)	-	(6.90)	(3.14)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 35.39	$ 31.41	$ 37.61	$ 26.06	$ 24.48	$ 48.35
Total Return B, C, D	12.83%	(16.22)%	44.38%	6.45%	(39.31)%	10.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.92%	1.93%	1.96%	1.96%	1.93%
Expenses net of fee waivers, if any	1.92% A	1.92%	1.93%	1.96%	1.96%	1.93%
Expenses net of all reductions	1.90% A	1.92%	1.92%	1.95%	1.96%	1.93%
Net investment income (loss)	.04% A	(.03)%	(.46)%	(.92)%	(.89)%	(1.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,653	$ 28,558	$ 49,793	$ 44,330	$ 47,795	$ 98,602
Portfolio turnover rate G	70% A	88%	91%	103%	148%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 31.63	$ 37.88	$ 26.25	$ 24.65	$ 48.63	$ 46.88
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.15)	(.25)	(.21)	(.54)
Net realized and unrealized gain (loss)	4.05	(6.13)	11.80	1.85	(16.87)	5.45
Total from investment operations	4.06	(6.14)	11.65	1.60	(17.08)	4.91
Distributions from net investment income	(.05)	(.11)	(.02)	-	-	-
Distributions from net realized gain	-	-	-	-	(6.90)	(3.16)
Total distributions	(.05)	(.11)	(.02)	-	(6.90)	(3.16)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 35.64	$ 31.63	$ 37.88	$ 26.25	$ 24.65	$ 48.63
Total Return B, C, D	12.86%	(16.22)%	44.38%	6.49%	(39.31)%	10.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.92%	1.90%	1.94%	1.96%	1.87%
Expenses net of fee waivers, if any	1.91% A	1.92%	1.90%	1.94%	1.96%	1.87%
Expenses net of all reductions	1.89% A	1.91%	1.89%	1.93%	1.95%	1.87%
Net investment income (loss)	.05% A	(.03)%	(.43)%	(.90)%	(.88)%	(1.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,573	$ 93,504	$ 133,476	$ 90,596	$ 86,650	$ 156,393
Portfolio turnover rate G	70% A	88%	91%	103%	148%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 35.28	$ 41.95	$ 28.87	$ 26.83	$ 51.76	$ 49.68
Income from Investment Operations
Net investment income (loss) D	.20	.37	.23	.04	.03	(.02)
Net realized and unrealized gain (loss)	4.52	(6.79)	12.99	2.00	(18.06)	5.74
Total from investment operations	4.72	(6.42)	13.22	2.04	(18.03)	5.72
Distributions from net investment income	(.20)	(.25)	(.14)	-	-	-
Distributions from net realized gain	-	-	-	-	(6.90)	(3.64)
Total distributions	(.20)	(.25)	(.14)	-	(6.90)	(3.64)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 39.80	$ 35.28	$ 41.95	$ 28.87	$ 26.83	$ 51.76
Total Return B, C	13.43%	(15.31)%	45.87%	7.60%	(38.68)%	11.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.87% A	.86%	.86%	.90%	.95%	.85%
Expenses net of fee waivers, if any	.87% A	.86%	.86%	.90%	.95%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.90%	.94%	.85%
Net investment income (loss)	1.09% A	1.03%	.60%	.14%	.13%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,134	$ 56,692	$ 54,024	$ 27,338	$ 18,631	$ 22,250
Portfolio turnover rate F	70% A	88%	91%	103%	148%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 98,752,482
Gross unrealized depreciation	(12,175,141)
Net unrealized appreciation (depreciation) on securities and other investments	$ 86,577,341

Tax cost	$ 577,398,078

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (2,848,921)
2018	(2,715,383)
Total with expiration	(5,564,304)
No expiration
Short-term	(37,168,783)
Total capital loss carryforward	$ (42,733,087)

The Fund intends to elect to defer to its fiscal year ending July 31, 2013 approximately $16,119,567 of capital losses recognized during the period November 1, 2011 to July 31, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $223,840,367 and $281,559,980, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 317,784	$ 6,098
Class T	.25%	.25%	539,904	6,764
Class B	.75%	.25%	134,483	101,248
Class C	.75%	.25%	479,207	52,773
			$ 1,471,378	$ 166,883

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49,617
Class T	9,226
Class B*	18,679
Class C*	3,748
$ 81,270

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 379,354.30
Class T	272,099.25
Class B	40,520.30
Class C	136,612.29
Institutional Class	71,460.25
	$ 900,045

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,638 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,352,000.44%		$ 178

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $795 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned

Semiannual Report

7. Security Lending - continued

securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $88,897, including $11,612 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $64,586 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 1,079,571	$ 1,638,737
Class T	706,555	1,147,864
Class B	36,766	121,615
Class C	148,890	359,185
Institutional Class	289,701	358,036
Total	$ 2,261,483	$ 3,625,437

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	727,583	1,965,815	$ 26,070,186	$ 67,878,173
Reinvestment of distributions	27,200	41,823	963,678	1,442,046
Shares redeemed	(1,417,298)	(2,734,716)	(50,218,641)	(93,508,870)
Net increase (decrease)	(662,515)	(727,078)	$ (23,184,777)	$ (24,188,651)
Class T
Shares sold	224,739	716,955	$ 8,184,727	$ 25,119,936
Reinvestment of distributions	18,548	30,771	670,876	1,084,070
Shares redeemed	(842,061)	(1,562,534)	(30,436,163)	(54,290,373)
Net increase (decrease)	(598,774)	(814,808)	$ (21,580,560)	$ (28,086,367)
Class B
Shares sold	8,024	77,487	$ 268,027	$ 2,508,867
Reinvestment of distributions	989	3,337	32,636	107,704
Shares redeemed	(193,453)	(495,555)	(6,426,615)	(15,865,000)
Net increase (decrease)	(184,440)	(414,731)	$ (6,125,952)	$ (13,248,429)
Class C
Shares sold	252,232	443,617	$ 8,426,957	$ 14,508,195
Reinvestment of distributions	3,815	9,390	126,845	305,281
Shares redeemed	(502,416)	(1,020,680)	(16,666,683)	(32,456,638)
Net increase (decrease)	(246,369)	(567,673)	$ (8,112,881)	$ (17,643,162)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Institutional Class
Shares sold	526,634	947,827	$ 19,631,950	$ 33,843,047
Reinvestment of distributions	6,056	7,770	224,624	279,800
Shares redeemed	(679,172)	(636,276)	(25,285,517)	(22,583,838)
Net increase (decrease)	(146,482)	319,321	$ (5,428,943)	$ 11,539,009

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.30%
Actual		$ 1,000.00	$ 1,178.10	$ 7.14
Hypothetical A		$ 1,000.00	$ 1,018.65	$ 6.61
Class T	1.56%
Actual		$ 1,000.00	$ 1,177.10	$ 8.56
Hypothetical A		$ 1,000.00	$ 1,017.34	$ 7.93
Class B	2.05%
Actual		$ 1,000.00	$ 1,173.40	$ 11.23
Hypothetical A		$ 1,000.00	$ 1,014.87	$ 10.41
Class C	2.05%
Actual		$ 1,000.00	$ 1,173.80	$ 11.23
Hypothetical A		$ 1,000.00	$ 1,014.87	$ 10.41
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,180.90	$ 5.33
Hypothetical A		$ 1,000.00	$ 1,020.32	$ 4.94

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Comerica, Inc.	6.2	0.3
Citigroup, Inc.	5.0	4.0
American International Group, Inc.	4.1	0.4
Big Yellow Group PLC	4.1	3.6
HCP, Inc.	3.9	3.4
Health Care REIT, Inc.	3.7	3.1
VeriFone Systems, Inc.	3.4	0.2
A.F.P. Provida SA sponsored ADR	2.3	0.5
Ventas, Inc.	2.2	1.5
The Blackstone Group LP	2.0	1.6
	36.9
Top Industries (% of fund's net assets)
As of January 31, 2013
Real Estate Investment Trusts	29.0%
Commercial Banks	24.0%
Insurance	13.2%
Capital Markets	12.1%
Diversified Financial Services	9.2%
All Others*	12.5%

As of July 31, 2012
Real Estate Investment Trusts	28.1%
Commercial Banks	17.7%
Diversified Financial Services	13.0%
Insurance	12.8%
Capital Markets	10.9%
All Others*	17.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Financial Services Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CAPITAL MARKETS - 12.1%
Asset Management & Custody Banks - 7.8%
A.F.P. Provida SA sponsored ADR	25,100	$ 2,758,490
Affiliated Managers Group, Inc. (a)	114	16,408
AllianceBernstein Holding LP	3,200	65,152
Ameriprise Financial, Inc.	200	13,264
Apollo Global Management LLC Class A	83,539	1,860,414
Ares Capital Corp.	67,016	1,200,257
Bank of New York Mellon Corp.	456	12,385
BlackRock, Inc. Class A	5	1,181
Cohen & Steers, Inc.	2,500	82,225
Franklin Resources, Inc.	105	14,372
Invesco Ltd.	538	14,661
Janus Capital Group, Inc. (d)	92,108	856,604
Legg Mason, Inc.	853	23,585
Northern Trust Corp.	207	10,654
State Street Corp.	300	16,695
The Blackstone Group LP	126,490	2,340,065
		9,286,412
Diversified Capital Markets - 0.9%
HFF, Inc.	8,500	148,240
UBS AG (NY Shares)	55,516	964,313
		1,112,553
Investment Banking & Brokerage - 3.4%
Charles Schwab Corp.	900	14,877
E*TRADE Financial Corp. (a)	1,059	11,236
Evercore Partners, Inc. Class A	57,400	2,199,568
GFI Group, Inc.	320,278	1,088,945
Goldman Sachs Group, Inc.	88	13,012
Investment Technology Group, Inc. (a)	1,125	11,385
Knight Capital Group, Inc. Class A (a)	31,800	118,296
Lazard Ltd. Class A	443	15,350
Macquarie Group Ltd.	393	15,778
Monex Group, Inc.	32	9,364
Morgan Stanley	22,700	518,695
Nomura Holdings, Inc. sponsored ADR	2,800	15,960
		4,032,466
TOTAL CAPITAL MARKETS		14,431,431
COMMERCIAL BANKS - 23.7%
Diversified Banks - 15.8%
Banco ABC Brasil SA rights (a)	185	369
Banco Bilbao Vizcaya Argentaria SA	22,700	225,678
Banco Bradesco SA (PN) sponsored ADR	66,685	1,225,670
Banco de Chile sponsored ADR (d)	101	10,044
Banco Macro SA sponsored ADR (a)	900	14,985
Banco Santander Chile sponsored ADR	259	7,822
Banco Santander SA (Spain) sponsored ADR	1,700	13,906
Banco Santander SA (Brasil) ADR	82,410	611,482
BanColombia SA sponsored ADR (d)	24,285	1,688,050
Bangkok Bank Public Co. Ltd. (For. Reg.)	15,900	117,304

	Shares	Value
Bank of Baroda	5,117	$ 83,346
Bank of the Philippine Islands (BPI)	15,110	37,116
Barclays PLC sponsored ADR (d)	45,294	867,833
BBVA Banco Frances SA sponsored ADR (a)	2,300	10,902
BNP Paribas SA	202	12,674
China CITIC Bank Corp. Ltd. (H Shares)	25,000	17,053
Comerica, Inc.	214,557	7,372,181
CorpBanca SA sponsored ADR	550	11,847
Credicorp Ltd. (NY Shares)	128	20,061
Credit Agricole SA (a)	200	1,977
Criteria CaixaCorp SA	28,700	113,282
Development Credit Bank Ltd. (a)	27,538	24,010
Grupo Financiero Banorte SAB de CV Series O	53,300	367,515
Grupo Financiero Galicia SA sponsored ADR (a)(d)	1,800	11,952
Guaranty Trust Bank PLC GDR (Reg. S)	3,700	29,600
Hana Financial Group, Inc.	2,410	86,387
HDFC Bank Ltd. sponsored ADR	6,400	257,408
Hong Leong Bank Bhd	3,400	15,583
HSBC Holdings PLC sponsored ADR	5,300	301,358
ICICI Bank Ltd. sponsored ADR	41,033	1,879,311
Industrial & Commercial Bank of China Ltd. (H Shares)	6,000	4,518
Intesa Sanpaolo SpA	8,105	16,529
Itau Unibanco Holding SA sponsored ADR	619	10,665
KB Financial Group, Inc.	2,210	78,740
Malayan Banking Bhd	26,557	75,902
National Australia Bank Ltd.	254	7,247
Nordea Bank AB	1,200	13,240
PT Bank Bukopin Tbk	3,467,500	239,569
PT Bank Central Asia Tbk	13,500	13,434
Raiffeisen International Bank-Holding AG	900	40,394
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	1,100	16,203
Standard Chartered PLC (United Kingdom)	491	13,063
Sumitomo Mitsui Financial Group, Inc.	1,300	52,213
Swedbank AB (A Shares)	900	21,234
The Jammu & Kashmir Bank Ltd.	4,314	110,945
The Toronto-Dominion Bank	14,200	1,185,801
U.S. Bancorp	44,868	1,485,131
UniCredit SpA (a)	630	4,068
United Overseas Bank Ltd.	1,000	15,230
Wells Fargo & Co.	350	12,191
Yes Bank Ltd.	1,839	18,024
		18,871,047
Regional Banks - 7.9%
Alerus Financial Corp.	435	13,315
Bancorp New Jersey, Inc.	100	1,323
BancorpSouth, Inc.	4,900	71,050
BancTrust Financial Group, Inc. (a)	20,600	58,710
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Bank of the Ozarks, Inc.	6,516	$ 236,661
BankUnited, Inc.	500	13,450
Boston Private Financial Holdings, Inc.	2,200	20,350
Bridge Capital Holdings (a)	48,490	760,808
BS Financial Group, Inc.	46,460	614,906
Canadian Western Bank, Edmonton (d)	5,100	157,694
Cascade Bancorp (a)	900	6,228
Citizens & Northern Corp.	520	10,348
City Holding Co.	500	18,895
City National Corp.	300	15,888
CNB Financial Corp., Pennsylvania	803	13,643
CoBiz, Inc.	123,300	1,006,128
Fifth Third Bancorp	16,740	272,695
First Business Finance Services, Inc.	500	12,080
First Commonwealth Financial Corp.	15,322	108,327
First Interstate Bancsystem, Inc.	63,212	1,089,143
First Midwest Bancorp, Inc., Delaware	1,200	15,204
First Republic Bank	2,681	95,685
FirstMerit Corp.	800	12,184
FNB Corp., Pennsylvania	1,100	12,749
Glacier Bancorp, Inc.	924	14,396
Huntington Bancshares, Inc.	166,212	1,156,836
NBT Bancorp, Inc.	200	4,148
Northrim Bancorp, Inc.	1,469	31,995
Pacific Continental Corp.	19,828	217,910
PNC Financial Services Group, Inc.	24,073	1,487,711
PrivateBancorp, Inc.	900	15,453
PT Bank Tabungan Negara Tbk	1,052,000	175,740
Regions Financial Corp.	77,457	602,615
Sandy Spring Bancorp, Inc.	200	3,970
SCBT Financial Corp.	500	21,050
SunTrust Banks, Inc.	400	11,348
Susquehanna Bancshares, Inc.	33,214	379,304
SVB Financial Group (a)	312	20,707
UMB Financial Corp.	1,200	53,124
Valley National Bancorp (d)	1,053	10,309
Virginia Commerce Bancorp, Inc. (a)	2,000	26,280
Washington Trust Bancorp, Inc.	5,544	146,140
Webster Financial Corp.	4,400	97,900
Westamerica Bancorp.	100	4,442
Western Alliance Bancorp. (a)	32,000	393,600
		9,512,442
TOTAL COMMERCIAL BANKS		28,383,489
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	1,000	16,200
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. (a)	4,700	43,992

	Shares	Value
CONSUMER FINANCE - 3.1%
Consumer Finance - 3.1%
American Express Co.	8,823	$ 518,881
Capital One Financial Corp.	38,754	2,182,625
DFC Global Corp. (a)	2,000	38,520
EZCORP, Inc. (non-vtg.) Class A (a)	14,666	325,585
First Cash Financial Services, Inc. (a)	3,390	180,721
International Personal Finance PLC	176	1,126
Nelnet, Inc. Class A	700	21,301
Netspend Holdings, Inc. (a)	1,331	14,428
PT Clipan Finance Indonesia Tbk	338,000	15,859
Regional Management Corp.	9,500	159,600
SLM Corp.	12,865	217,290
		3,675,936
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	350	12,572
DIVERSIFIED FINANCIAL SERVICES - 9.2%
Other Diversified Financial Services - 6.0%
Bank of America Corp.	1,156	13,086
BTG Pactual Participations Ltd. unit	14,485	249,133
Challenger Ltd.	71,751	288,064
Citigroup, Inc.	142,165	5,993,676
JPMorgan Chase & Co.	14,850	698,693
		7,242,652
Specialized Finance - 3.2%
BM&F Bovespa SA	1,900	13,301
CBOE Holdings, Inc.	49,175	1,666,049
CME Group, Inc.	184	10,643
IntercontinentalExchange, Inc. (a)	84	11,655
MarketAxess Holdings, Inc.	900	34,029
Moody's Corp.	231	12,663
NYSE Euronext	400	13,828
PHH Corp. (a)	39,022	853,801
The NASDAQ Stock Market, Inc.	41,822	1,184,399
		3,800,368
TOTAL DIVERSIFIED FINANCIAL SERVICES		11,043,020
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV (a)	1,200	18,420
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Las Vegas Sands Corp.	227	12,542
MGM Mirage, Inc. (a)	915	11,685
Wynn Resorts Ltd.	71	8,891
		33,118
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Hotels, Resorts & Cruise Lines - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	200	$ 12,282
TOTAL HOTELS, RESTAURANTS & LEISURE		45,400
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
M.D.C. Holdings, Inc.	400	15,728
PulteGroup, Inc. (a)	1,400	29,036
		44,764
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	1,000	9,292
INSURANCE - 13.2%
Insurance Brokers - 0.5%
Aon PLC	300	17,322
Brasil Insurance Participacoes e Administracao SA	23,000	248,324
Marsh & McLennan Companies, Inc.	6,300	223,524
National Financial Partners Corp. (a)	5,500	96,855
		586,025
Life & Health Insurance - 1.3%
AFLAC, Inc.	204	10,824
AIA Group Ltd.	49,800	198,098
Citizens, Inc. Class A (a)	2,100	21,021
CNO Financial Group, Inc.	1,900	19,513
Delta Lloyd NV	831	16,350
FBL Financial Group, Inc. Class A	200	6,986
Lincoln National Corp.	400	11,592
MetLife, Inc.	5,235	195,475
Phoenix Companies, Inc. (a)	285	7,746
Ping An Insurance Group Co. China Ltd. (H Shares)	3,000	26,904
Prudential Financial, Inc.	14,197	821,722
Resolution Ltd.	2,800	11,657
StanCorp Financial Group, Inc.	2,500	97,225
Symetra Financial Corp.	1,100	15,345
Torchmark Corp.	300	16,713
Unum Group	600	13,986
		1,491,157
Multi-Line Insurance - 4.6%
American International Group, Inc. (a)	129,730	4,907,686
Assurant, Inc.	8,329	318,501
Fairfax Financial Holdings Ltd. (sub. vtg.)	100	35,893
Genworth Financial, Inc. Class A (a)	1,850	16,965
Hartford Financial Services Group, Inc.	3,600	89,280
Loews Corp.	1,900	82,403
Porto Seguro SA	8,100	97,215
		5,547,943

	Shares	Value
Property & Casualty Insurance - 5.0%
ACE Ltd.	25,300	$ 2,158,849
Allied World Assurance Co. Holdings Ltd.	2,000	169,660
Allstate Corp.	300	13,170
Arch Capital Group Ltd. (a)	8,300	385,286
Assured Guaranty Ltd.	700	12,691
Axis Capital Holdings Ltd.	5,400	206,658
Berkshire Hathaway, Inc. Class B (a)	149	14,443
CNA Financial Corp.	3,118	97,126
Erie Indemnity Co. Class A	363	25,896
Fidelity National Financial, Inc. Class A	418	10,492
First American Financial Corp.	4,400	105,116
Hanover Insurance Group, Inc.	1,700	70,652
The Travelers Companies, Inc.	25,892	2,031,486
W.R. Berkley Corp.	2,500	102,925
XL Group PLC Class A	20,044	555,620
		5,960,070
Reinsurance - 1.8%
Everest Re Group Ltd.	4,400	509,564
Montpelier Re Holdings Ltd.	4,000	97,520
Platinum Underwriters Holdings Ltd.	9,300	453,189
RenaissanceRe Holdings Ltd.	6,850	586,634
Swiss Re Ltd.	162	12,060
Validus Holdings Ltd.	14,500	527,945
		2,186,912
TOTAL INSURANCE		15,772,107
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
eBay, Inc. (a)	309	17,282
IT SERVICES - 7.1%
Data Processing & Outsourced Services - 7.1%
Alliance Data Systems Corp. (a)	43	6,777
Cielo SA	10,780	304,883
Fidelity National Information Services, Inc.	600	22,266
Fiserv, Inc. (a)	233	18,712
Global Cash Access Holdings, Inc. (a)	9,300	70,215
Jack Henry & Associates, Inc.	19,000	788,120
Lender Processing Services, Inc.	100	2,404
MoneyGram International, Inc. (a)	700	9,639
The Western Union Co.	52,907	752,867
Total System Services, Inc.	51,666	1,201,235
Vantiv, Inc.	57,063	1,188,052
VeriFone Systems, Inc. (a)	116,627	4,049,289
Visa, Inc. Class A	100	15,791
		8,430,250
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	200	$ 14,378
Cognizant Technology Solutions Corp. Class A (a)	149	11,649
		26,027
TOTAL IT SERVICES		8,456,277
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Middleby Corp. (a)	500	70,680
MEDIA - 0.0%
Publishing - 0.0%
McGraw-Hill Companies, Inc.	200	11,504
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	370	21,719
IHS, Inc. Class A (a)	75	7,718
		29,437
REAL ESTATE INVESTMENT TRUSTS - 29.0%
Diversified REITs - 1.5%
American Assets Trust, Inc.	4,100	118,490
Duke Realty LP	15,800	243,478
First Potomac Realty Trust	700	9,590
Lexington Corporate Properties Trust	129,700	1,426,700
Vornado Realty Trust	200	16,892
		1,815,150
Industrial REITs - 0.8%
DCT Industrial Trust, Inc.	30,100	212,506
Prologis, Inc.	18,094	721,951
Stag Industrial, Inc.	1,100	21,692
		956,149
Mortgage REITs - 1.4%
American Capital Agency Corp.	21,950	694,279
American Capital Mortgage Investment Corp.	1,200	31,296
Invesco Mortgage Capital, Inc.	26,700	579,390
PennyMac Mortgage Investment Trust	700	18,620
Two Harbors Investment Corp.	23,300	289,386
		1,612,971
Office REITs - 2.9%
Boston Properties, Inc.	11,800	1,242,304
Corporate Office Properties Trust (SBI)	3,900	103,194
Douglas Emmett, Inc.	57,212	1,334,184
Highwoods Properties, Inc. (SBI)	13,080	470,880
Kilroy Realty Corp.	2,800	139,720
MPG Office Trust, Inc. (a)	5,300	15,953
SL Green Realty Corp.	1,400	112,532
		3,418,767

	Shares	Value
Residential REITs - 5.6%
American Campus Communities, Inc.	6,049	$ 281,702
Apartment Investment & Management Co. Class A	46,541	1,269,638
AvalonBay Communities, Inc.	2,185	283,591
BRE Properties, Inc.	500	25,440
Camden Property Trust (SBI)	11,350	787,577
Campus Crest Communities, Inc.	1,100	13,288
Colonial Properties Trust (SBI)	29,700	650,727
Equity Lifestyle Properties, Inc.	11,043	790,679
Equity Residential (SBI)	18,500	1,024,715
Essex Property Trust, Inc.	3,000	461,340
Home Properties, Inc.	5,800	356,526
Post Properties, Inc.	11,585	561,988
UDR, Inc.	10,048	240,047
		6,747,258
Retail REITs - 0.7%
Federal Realty Investment Trust (SBI)	4,003	423,718
Glimcher Realty Trust	400	4,448
Kimco Realty Corp.	700	14,539
Realty Income Corp.	8,050	351,624
Simon Property Group, Inc.	38	6,087
Urstadt Biddle Properties, Inc. Class A	1,300	26,312
		826,728
Specialized REITs - 16.1%
American Tower Corp.	100	7,615
Big Yellow Group PLC	831,376	4,878,681
CubeSmart	1,000	15,250
DiamondRock Hospitality Co.	9,400	85,728
HCP, Inc.	100,623	4,667,901
Health Care REIT, Inc.	70,113	4,405,901
Host Hotels & Resorts, Inc.	1,600	26,864
National Health Investors, Inc.	5,000	318,250
Plum Creek Timber Co., Inc.	600	28,908
Potlatch Corp.	1,300	56,407
Public Storage	3,300	507,969
Rayonier, Inc.	6,300	339,192
Sovran Self Storage, Inc.	400	26,096
Strategic Hotel & Resorts, Inc. (a)	133,384	975,037
Sunstone Hotel Investors, Inc. (a)	13,600	157,352
Ventas, Inc.	40,036	2,653,986
Weyerhaeuser Co.	3,500	105,420
		19,256,557
TOTAL REAL ESTATE INVESTMENT TRUSTS		34,633,580
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Diversified Real Estate Activities - 0.6%
Tejon Ranch Co. (a)	4,964	151,700
The St. Joe Co. (a)	22,058	518,363
		670,063
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	4,000	21,977
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Operating Companies - 0.1%
BR Malls Participacoes SA	700	$ 9,062
Castellum AB	927	13,676
Forest City Enterprises, Inc. Class A (a)	6,300	106,533
Thomas Properties Group, Inc.	2,262	11,649
		140,920
Real Estate Services - 0.1%
CBRE Group, Inc. (a)	487	10,509
Jones Lang LaSalle, Inc.	116	10,688
Kennedy-Wilson Holdings, Inc.	2,000	29,980
		51,177
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		884,137
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	500	6,170
Fair Isaac Corp.	100	4,507
		10,677
SPECIALTY RETAIL - 0.0%
Computer & Electronics Retail - 0.0%
Rent-A-Center, Inc.	322	11,489
Home Improvement Retail - 0.0%
Home Depot, Inc.	300	20,076
TOTAL SPECIALTY RETAIL		31,565
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	800	7,048
Cape Bancorp, Inc.	1,400	12,726
Cheviot Financial Corp.	4,910	50,524
Eagle Bancorp Montana, Inc.	300	3,177
Hudson City Bancorp, Inc.	800	6,840
People's United Financial, Inc.	1,100	13,541
		93,856
TOTAL COMMON STOCKS (Cost $106,416,402)		117,735,618
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
COMMERCIAL BANKS - 0.3%
Diversified Banks - 0.3%
Banco ABC Brasil SA	7,500	$ 54,762
Banco Pine SA	17,128	125,319
Texas Capital Bancshares, Inc. 6.50%	5,500	137,775
		317,856
Regional Banks - 0.0%
Banco Daycoval SA (PN)	11,300	58,334
TOTAL COMMERCIAL BANKS (Cost $365,214)		376,190
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.16% (b)	1,093,462	1,093,462
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	2,955,506	2,955,506
TOTAL MONEY MARKET FUNDS (Cost $4,048,968)		4,048,968
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $110,830,584)		122,160,776
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(2,532,394)
NET ASSETS - 100%		$ 119,628,382
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,417
Fidelity Securities Lending Cash Central Fund	6,755
Total	$ 9,172
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 117,735,618	$ 117,365,303	$ 357,000	$ 13,315
Nonconvertible Preferred Stocks	376,190	376,190	-	-
Money Market Funds	4,048,968	4,048,968	-	-
Total Investments in Securities:	$ 122,160,776	$ 121,790,461	$ 357,000	$ 13,315
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	77.5%
United Kingdom	5.1%
Switzerland	2.7%
Brazil	2.5%
Bermuda	2.3%
Chile	2.3%
India	2.0%
Colombia	1.4%
Canada	1.1%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,889,781) - See accompanying schedule: Unaffiliated issuers (cost $106,781,616)	$ 118,111,808
Fidelity Central Funds (cost $4,048,968)	4,048,968
Total Investments (cost $110,830,584)		$ 122,160,776
Receivable for investments sold		2,389,394
Receivable for fund shares sold		321,843
Dividends receivable		123,359
Distributions receivable from Fidelity Central Funds		859
Prepaid expenses		208
Other receivables		42,194
Total assets		125,038,633

Liabilities
Payable to custodian bank	$ 88
Payable for investments purchased	2,068,971
Payable for fund shares redeemed	221,970
Accrued management fee	53,734
Distribution and service plan fees payable	47,436
Other affiliated payables	30,465
Other payables and accrued expenses	32,081
Collateral on securities loaned, at value	2,955,506
Total liabilities		5,410,251

Net Assets		$ 119,628,382
Net Assets consist of:
Paid in capital		$ 192,725,736
Distributions in excess of net investment income		(71,609)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(84,356,489)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,330,744
Net Assets		$ 119,628,382

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($54,277,934 ÷ 4,567,495 shares)	$ 11.88

Maximum offering price per share (100/94.25 of $11.88)	$ 12.60
Class T: Net Asset Value and redemption price per share ($28,069,309 ÷ 2,376,658 shares)	$ 11.81

Maximum offering price per share (100/96.50 of $11.81)	$ 12.24
Class B: Net Asset Value and offering price per share ($6,641,925 ÷ 580,473 shares)A	$ 11.44

Class C: Net Asset Value and offering price per share ($24,353,746 ÷ 2,147,364 shares)A	$ 11.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,285,468 ÷ 517,437 shares)	$ 12.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 1,335,756
Income from Fidelity Central Funds		9,172
Total income		1,344,928

Expenses
Management fee	$ 300,064
Transfer agent fees	160,584
Distribution and service plan fees	263,720
Accounting and security lending fees	21,455
Custodian fees and expenses	7,253
Independent trustees' compensation	375
Registration fees	41,328
Audit	32,683
Legal	685
Miscellaneous	474
Total expenses before reductions	828,621
Expense reductions	(63,325)	765,296
Net investment income (loss)		579,632
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,861,441
Foreign currency transactions	(6,837)
Total net realized gain (loss)		4,854,604
Change in net unrealized appreciation (depreciation) on: Investment securities	12,370,812
Assets and liabilities in foreign currencies	2,334
Total change in net unrealized appreciation (depreciation)		12,373,146
Net gain (loss)		17,227,750
Net increase (decrease) in net assets resulting from operations		$ 17,807,382

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 579,632	$ 574,514
Net realized gain (loss)	4,854,604	(5,662,549)
Change in net unrealized appreciation (depreciation)	12,373,146	6,136,917
Net increase (decrease) in net assets resulting from operations	17,807,382	1,048,882
Distributions to shareholders from net investment income	(847,187)	(107,549)
Share transactions - net increase (decrease)	(971,108)	(27,119,342)
Redemption fees	1,506	4,119
Total increase (decrease) in net assets	15,990,593	(26,173,890)

Net Assets
Beginning of period	103,637,789	129,811,679
End of period (including distributions in excess of net investment income of $71,609 and undistributed net investment income of $195,946, respectively)	$ 119,628,382	$ 103,637,789

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.06	$ 10.35	$ 9.53	$ 13.18	$ 21.02
Income from Investment Operations
Net investment income (loss) E	.07	.07	(.02)	(.01)	.19	.30
Net realized and unrealized gain (loss)	1.73	.06	(.27)	.93	(3.58)	(6.41)
Total from investment operations	1.80	.13	(.29)	.92	(3.39)	(6.11)
Distributions from net investment income	(.10)	(.01)	-	(.10)	(.24)	(.27)
Distributions from net realized gain	-	-	-	-	(.02)	(1.46)
Total distributions	(.10)	(.01)	-	(.10)	(.26)	(1.73)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.88	$ 10.18	$ 10.06	$ 10.35	$ 9.53	$ 13.18
Total Return B,C,D	17.81%	1.34%	(2.80)%	9.61%	(25.87)%	(31.67)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.30% A	1.28%	1.26%	1.27%	1.29%	1.21%
Expenses net of fee waivers, if any	1.30% A	1.28%	1.26%	1.27%	1.29%	1.21%
Expenses net of all reductions	1.18% A, J	1.20%	1.21%	1.22%	1.28%	1.21%
Net investment income (loss)	1.31% A	.72%	(.24)%	(.09)%	2.12%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,278	$ 47,055	$ 63,937	$ 69,723	$ 68,245	$ 90,037
Portfolio turnover rate G	197% A	441%	260%	254%	269%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The annualized ratio of expenses net of all reductions to average net assets includes a payment by certain of the Fund's brokers for excess commissions recaptured due to the implementation of a change in the timing of recapture. Excluding this payment, the ratio would have been 1.27%.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.01	$ 10.32	$ 9.52	$ 13.14	$ 20.94
Income from Investment Operations
Net investment income (loss) E	.06	.04	(.05)	(.04)	.16	.26
Net realized and unrealized gain (loss)	1.72	.06	(.26)	.92	(3.56)	(6.41)
Total from investment operations	1.78	.10	(.31)	.88	(3.40)	(6.15)
Distributions from net investment income	(.08)	- I	-	(.08)	(.20)	(.19)
Distributions from net realized gain	-	-	-	-	(.02)	(1.46)
Total distributions	(.08)	- I	-	(.08)	(.22)	(1.65)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.81	$ 10.11	$ 10.01	$ 10.32	$ 9.52	$ 13.14
Total Return B,C,D	17.71%	1.03%	(3.00)%	9.26%	(26.00)%	(31.85)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.56% A	1.54%	1.52%	1.53%	1.55%	1.47%
Expenses net of fee waivers, if any	1.56% A	1.54%	1.52%	1.53%	1.55%	1.47%
Expenses net of all reductions	1.44% A, J	1.45%	1.47%	1.47%	1.54%	1.47%
Net investment income (loss)	1.05% A	.46%	(.49)%	(.35)%	1.86%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,069	$ 24,367	$ 27,037	$ 33,310	$ 34,927	$ 53,526
Portfolio turnover rate G	197% A	441%	260%	254%	269%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The annualized ratio of expenses net of all reductions to average net assets includes a payment by certain of the Fund's brokers for excess commissions recaptured due to the implementation of a change in the timing of recapture. Excluding this payment, the ratio would have been 1.53%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.73	$ 10.09	$ 9.33	$ 12.85	$ 20.44
Income from Investment Operations
Net investment income (loss) E	.03	- I	(.10)	(.09)	.12	.18
Net realized and unrealized gain (loss)	1.66	.06	(.26)	.91	(3.50)	(6.29)
Total from investment operations	1.69	.06	(.36)	.82	(3.38)	(6.11)
Distributions from net investment income	(.04)	-	-	(.06)	(.12)	(.04)
Distributions from net realized gain	-	-	-	-	(.02)	(1.44)
Total distributions	(.04)	-	-	(.06)	(.14)	(1.48)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.44	$ 9.79	$ 9.73	$ 10.09	$ 9.33	$ 12.85
Total Return B,C,D	17.34%	.62%	(3.57)%	8.78%	(26.35)%	(32.21)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.05% A	2.03%	2.01%	2.02%	2.04%	1.96%
Expenses net of fee waivers, if any	2.05% A	2.03%	2.01%	2.02%	2.04%	1.96%
Expenses net of all reductions	1.93% A, J	1.94%	1.96%	1.97%	2.03%	1.96%
Net investment income (loss)	.56% A	(.03)%	(.98)%	(.85)%	1.38%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,642	$ 5,745	$ 7,480	$ 10,992	$ 12,477	$ 20,420
Portfolio turnover rate G	197% A	441%	260%	254%	269%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The annualized ratio of expenses net of all reductions to average net assets includes a payment by certain of the Fund's brokers for excess commissions recaptured due to the implementation of a change in the timing of recapture. Excluding this payment, the ratio would have been 2.02%.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.70	$ 9.65	$ 10.00	$ 9.25	$ 12.78	$ 20.40
Income from Investment Operations
Net investment income (loss) E	.03	- I	(.10)	(.09)	.12	.17
Net realized and unrealized gain (loss)	1.65	.05	(.25)	.90	(3.48)	(6.24)
Total from investment operations	1.68	.05	(.35)	.81	(3.36)	(6.07)
Distributions from net investment income	(.04)	-	-	(.06)	(.15)	(.09)
Distributions from net realized gain	-	-	-	-	(.02)	(1.46)
Total distributions	(.04)	-	-	(.06)	(.17)	(1.55)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.34	$ 9.70	$ 9.65	$ 10.00	$ 9.25	$ 12.78
Total Return B,C,D	17.38%	.52%	(3.50)%	8.79%	(26.38)%	(32.18)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.05% A	2.03%	2.01%	2.02%	2.04%	1.96%
Expenses net of fee waivers, if any	2.05% A	2.03%	2.01%	2.02%	2.04%	1.96%
Expenses net of all reductions	1.93% A, J	1.94%	1.96%	1.96%	2.03%	1.96%
Net investment income (loss)	.56% A	(.03)%	(.99)%	(.84)%	1.37%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,354	$ 20,875	$ 23,196	$ 30,804	$ 29,849	$ 37,777
Portfolio turnover rate G	197% A	441%	260%	254%	269%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The annualized ratio of expenses net of all reductions to average net assets includes a payment by certain of the Fund's brokers for excess commissions recaptured due to the implementation of a change in the timing of recapture. Excluding this payment, the ratio would have been 2.02%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.28	$ 10.55	$ 9.69	$ 13.38	$ 21.32
Income from Investment Operations
Net investment income (loss) D	.09	.10	.01	.02	.21	.36
Net realized and unrealized gain (loss)	1.78	.06	(.28)	.95	(3.63)	(6.51)
Total from investment operations	1.87	.16	(.27)	.97	(3.42)	(6.15)
Distributions from net investment income	(.14)	(.02)	-	(.11)	(.25)	(.33)
Distributions from net realized gain	-	-	-	-	(.02)	(1.46)
Total distributions	(.14)	(.02)	-	(.11)	(.27)	(1.79)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 12.15	$ 10.42	$ 10.28	$ 10.55	$ 9.69	$ 13.38
Total Return B,C	18.09%	1.61%	(2.56)%	9.99%	(25.68)%	(31.47)%
Ratios to Average Net Assets E,G
Expenses before reductions	.97% A	.98%	.96%	.99%	1.04%	.93%
Expenses net of fee waivers, if any	.97% A	.98%	.96%	.99%	1.04%	.93%
Expenses net of all reductions	.86% A, I	.89%	.91%	.94%	1.03%	.92%
Net investment income (loss)	1.64% A	1.02%	.07%	.19%	2.37%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,285	$ 5,596	$ 8,162	$ 5,158	$ 3,797	$ 5,819
Portfolio turnover rate F	197% A	441%	260%	254%	269%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I The annualized ratio of expenses net of all reductions to average net assets includes a payment by certain of the Fund's brokers for excess commissions recaptured due to the implementation of a change in the timing of recapture. Excluding this payment, the ratio would have been 0.95%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustee compensation, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,204,520
Gross unrealized depreciation	(1,660,469)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,544,051

Tax cost	$ 112,616,725

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (55,672,202)
2018	(23,251,884)
2019	(450,657)
Total with expiration	(79,374,743)
No expiration
Long-term	(4,087,263)
Total capital loss carryforward	$ (83,462,006)

The Fund intends to elect to defer to its fiscal year ending July 31, 2013, approximately $3,222,067 of currency losses recognized during the period November 1, 2011 to July 31, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $107,805,311 and $103,307,042, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 61,652	$ 1,291
Class T	.25%	.25%	63,470	604
Class B	.75%	.25%	29,653	22,260
Class C	.75%	.25%	108,945	14,039
			$ 263,720	$ 38,194

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,196
Class T	3,762
Class B*	5,432
Class C*	1,476
$ 20,866

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 74,074.30
Class T	38,983.31
Class B	8,823.30
Class C	32,596.30
Institutional Class	6,108.22
	$ 160,584

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,341 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $130 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is

Semiannual Report

7. Security Lending - continued

presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,755. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $63,325 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 468,050	$ 83,840
Class T	194,766	7,542
Class B	25,088	-
Class C	89,453	-
Institutional Class	69,830	16,167
Total	$ 847,187	$ 107,549

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	469,427	1,565,665	$ 5,173,358	$ 14,397,253
Reinvestment of distributions	36,718	8,251	401,008	73,682
Shares redeemed	(560,586)	(3,304,887)	(6,073,901)	(32,600,547)
Net increase (decrease)	(54,441)	(1,730,971)	$ (499,535)	$ (18,129,612)
Class T
Shares sold	224,897	376,369	$ 2,477,052	$ 3,652,534
Reinvestment of distributions	16,926	806	183,990	7,158
Shares redeemed	(274,876)	(668,164)	(2,942,355)	(6,208,120)
Net increase (decrease)	(33,053)	(290,989)	$ (281,313)	$ (2,548,428)
Class B
Shares sold	81,078	18,960	$ 869,249	$ 183,629
Reinvestment of distributions	1,943	-	20,652	-
Shares redeemed	(89,510)	(200,436)	(937,954)	(1,817,467)
Net increase (decrease)	(6,489)	(181,476)	$ (48,053)	$ (1,633,838)
Class C
Shares sold	281,954	373,577	$ 2,999,042	$ 3,534,293
Reinvestment of distributions	7,186	-	75,671	-
Shares redeemed	(293,835)	(625,998)	(3,044,928)	(5,580,570)
Net increase (decrease)	(4,695)	(252,421)	$ 29,785	$ (2,046,277)
Institutional Class
Shares sold	155,458	366,163	$ 1,767,830	$ 3,659,590
Reinvestment of distributions	5,017	1,570	55,775	14,317
Shares redeemed	(179,869)	(624,705)	(1,995,597)	(6,435,094)
Net increase (decrease)	(19,394)	(256,972)	$ (171,992)	$ (2,761,187)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.17%
Actual		$ 1,000.00	$ 1,137.90	$ 6.30
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.41%
Actual		$ 1,000.00	$ 1,136.80	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class B	1.94%
Actual		$ 1,000.00	$ 1,133.50	$ 10.43
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.89%
Actual		$ 1,000.00	$ 1,134.00	$ 10.17
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,139.50	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	8.1	5.3
Amgen, Inc.	7.9	7.6
Gilead Sciences, Inc.	6.8	4.9
Pfizer, Inc.	4.1	7.5
Catamaran Corp.	2.7	3.2
Actavis, Inc.	2.6	2.9
Cerner Corp.	2.4	1.8
BioMarin Pharmaceutical, Inc.	2.2	1.8
Valeant Pharmaceuticals International, Inc. (Canada)	2.2	1.6
CIGNA Corp.	2.2	0.6
	41.2
Top Industries (% of fund's net assets)
As of January 31, 2013
Biotechnology	33.6%
Pharmaceuticals	29.1%
Health Care Providers & Services	16.7%
Health Care Equipment & Supplies	8.6%
Health Care Technology	4.1%
All Others*	7.9%

As of July 31, 2012
Pharmaceuticals	30.5%
Biotechnology	28.6%
Health Care Providers & Services	21.7%
Health Care Equipment & Supplies	8.9%
Health Care Technology	3.5%
All Others*	6.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Health Care Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
BIOTECHNOLOGY - 33.6%
Biotechnology - 33.6%
Achillion Pharmaceuticals, Inc. (a)	261,100	$ 2,344,679
Acorda Therapeutics, Inc. (a)	40,845	1,179,604
Alexion Pharmaceuticals, Inc. (a)	89,400	8,402,706
Amgen, Inc.	506,665	43,299,591
AVEO Pharmaceuticals, Inc. (a)(d)	88,567	700,565
Biogen Idec, Inc. (a)	16,083	2,510,235
BioMarin Pharmaceutical, Inc. (a)	222,897	12,234,816
Biovitrum AB (a)	443,800	2,659,512
Discovery Laboratories, Inc. (a)(d)	428,038	963,086
Dynavax Technologies Corp. (a)	566,700	1,751,103
Elan Corp. PLC sponsored ADR (a)	608,000	6,390,080
Genomic Health, Inc. (a)	72,300	2,028,015
Gilead Sciences, Inc. (a)	932,334	36,780,576
Grifols SA ADR	277,987	7,397,234
Infinity Pharmaceuticals, Inc. (a)	60,100	2,070,445
Insmed, Inc. (a)	53,900	315,315
Intercept Pharmaceuticals, Inc.	16,400	662,396
Lexicon Pharmaceuticals, Inc. (a)	556,800	1,185,984
Medivation, Inc. (a)	111,140	6,041,570
Merrimack Pharmaceuticals, Inc.	88,673	538,245
Momenta Pharmaceuticals, Inc. (a)	102,400	1,291,264
Neurocrine Biosciences, Inc. (a)	197,518	1,789,513
NPS Pharmaceuticals, Inc. (a)	171,000	1,511,640
Onyx Pharmaceuticals, Inc. (a)	81,083	6,285,554
Puma Biotechnology, Inc.	83,194	1,925,109
Regeneron Pharmaceuticals, Inc. (a)	66,929	11,641,630
Rigel Pharmaceuticals, Inc. (a)	100,000	656,000
Seattle Genetics, Inc. (a)(d)	92,917	2,736,406
Spectrum Pharmaceuticals, Inc. (d)	124,900	1,574,989
Synageva BioPharma Corp. (a)	56,800	2,627,568
Synta Pharmaceuticals Corp. (a)	83,900	939,680
Targacept, Inc. (a)	217,115	974,846
Theravance, Inc. (a)(d)	190,566	4,240,094
Thrombogenics NV (a)(d)	29,900	1,550,446
United Therapeutics Corp. (a)	35,504	1,913,311
Vical, Inc. (a)	198,454	710,465
ZIOPHARM Oncology, Inc. (a)	225,500	895,235
		182,719,507
DIVERSIFIED CONSUMER SERVICES - 1.2%
Specialized Consumer Services - 1.2%
Carriage Services, Inc.	203,655	2,847,097
Weight Watchers International, Inc. (d)	64,800	3,464,856
		6,311,953
FOOD & STAPLES RETAILING - 2.0%
Drug Retail - 2.0%
CVS Caremark Corp.	100,900	5,166,080
Walgreen Co.	143,638	5,739,774
		10,905,854

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 8.6%
Health Care Equipment - 6.7%
Boston Scientific Corp. (a)	1,515,001	$ 11,317,057
Conceptus, Inc. (a)	72,600	1,499,916
CONMED Corp.	52,700	1,547,799
Covidien PLC	142,823	8,903,586
Genmark Diagnostics, Inc. (a)	11,000	118,360
HeartWare International, Inc. (a)(d)	37,700	3,407,326
Insulet Corp. (a)	150,000	3,460,500
Opto Circuits India Ltd.	168,750	251,502
Volcano Corp. (a)	143,200	3,585,728
Wright Medical Group, Inc. (a)	81,700	1,727,138
Zeltiq Aesthetics, Inc. (a)	205,900	899,783
		36,718,695
Health Care Supplies - 1.9%
Derma Sciences, Inc. (a)	188,300	2,302,909
The Cooper Companies, Inc.	79,550	8,062,393
		10,365,302
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		47,083,997
HEALTH CARE PROVIDERS & SERVICES - 16.7%
Health Care Distributors & Services - 2.0%
Amplifon SpA	245,163	1,308,893
McKesson Corp.	91,100	9,586,453
		10,895,346
Health Care Facilities - 2.0%
Brookdale Senior Living, Inc. (a)	160,000	4,321,600
Emeritus Corp. (a)	100,000	2,708,000
Hanger, Inc. (a)	61,265	1,760,143
NMC Health PLC	102,500	406,413
Raffles Medical Group Ltd.	552,000	1,351,400
		10,547,556
Health Care Services - 8.4%
Accretive Health, Inc. (a)(d)	115,745	1,494,268
BioScrip, Inc. (a)	265,600	2,982,688
Catamaran Corp. (a)	283,592	14,715,590
Express Scripts Holding Co. (a)	27,156	1,450,674
HMS Holdings Corp. (a)	101,300	2,761,438
MEDNAX, Inc. (a)	125,700	10,754,892
Quest Diagnostics, Inc.	203,148	11,772,427
		45,931,977
Managed Health Care - 4.3%
Aetna, Inc.	50,700	2,445,261
CIGNA Corp.	202,700	11,825,518
Humana, Inc.	38,872	2,890,522
Qualicorp SA (a)	125,000	1,293,093
UnitedHealth Group, Inc.	91,837	5,070,321
		23,524,715
TOTAL HEALTH CARE PROVIDERS & SERVICES		90,899,594
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 3.7%
Health Care Technology - 3.7%
athenahealth, Inc. (a)(d)	61,400	$ 5,309,258
Cerner Corp. (a)	162,100	13,381,355
HealthStream, Inc. (a)	61,112	1,514,355
		20,204,968
IT SERVICES - 1.0%
IT Consulting & Other Services - 1.0%
Maximus, Inc.	81,090	5,560,341
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	202,000	9,045,560
Waters Corp. (a)	20,300	1,858,871
		10,904,431
PERSONAL PRODUCTS - 0.7%
Personal Products - 0.7%
Prestige Brands Holdings, Inc. (a)	171,172	3,671,639
PHARMACEUTICALS - 29.1%
Pharmaceuticals - 29.1%
Actavis, Inc. (a)	164,995	14,253,918
Cadence Pharmaceuticals, Inc. (a)	195,819	926,224
Eli Lilly & Co.	122,245	6,563,334
Endo Pharmaceuticals Holdings, Inc. (a)	282,080	8,930,653
Hi-Tech Pharmacal Co., Inc.	51,700	1,892,220
Ipca Laboratories Ltd.	57,770	533,837
Johnson & Johnson	10,000	739,200
Lee's Pharmaceutical Holdings Ltd.	55,000	39,572
Meda AB (A Shares)	204,300	2,387,519
Merck & Co., Inc.	1,013,380	43,828,685
Mylan, Inc. (a)	141,900	4,011,513
Optimer Pharmaceuticals, Inc. (a)(d)	202,154	1,875,989
Pacira Pharmaceuticals, Inc. (a)(d)	54,500	1,056,210
Pfizer, Inc.	808,384	22,052,716
Sanofi SA	80,580	7,855,434
Shire PLC sponsored ADR	81,340	8,145,388
The Medicines Company (a)	101,300	3,026,844
UCB SA	60,900	3,515,566
Valeant Pharmaceuticals International, Inc. (Canada) (a)	180,704	11,982,918
ViroPharma, Inc. (a)	290,352	7,740,784
Warner Chilcott PLC	403,600	5,719,012
XenoPort, Inc. (a)	165,200	1,386,028
Zoetis, Inc. Class A	4,600	119,600
		158,583,164

	Shares	Value
PROFESSIONAL SERVICES - 0.5%
Research & Consulting Services - 0.5%
Advisory Board Co. (a)	51,200	$ 2,776,576
TOTAL COMMON STOCKS (Cost $430,158,222)		539,622,024
Convertible Preferred Stocks - 0.4%

HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Castlight Health, Inc. Series D (a)(e) (Cost $2,033,113)	336,800	2,357,600
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.16% (b)	2,444,593	2,444,593
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	16,937,721	16,937,721
TOTAL MONEY MARKET FUNDS (Cost $19,382,314)		19,382,314
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $451,573,649)	561,361,938
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(16,935,182)
NET ASSETS - 100%	$ 544,426,756
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,357,600 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc. Series D	4/25/12	$ 2,033,113
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,367
Fidelity Securities Lending Cash Central Fund	43,713
Total	$ 52,080
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 539,622,024	$ 531,766,590	$ 7,855,434	$ -
Convertible Preferred Stocks	2,357,600	-	-	2,357,600
Money Market Funds	19,382,314	19,382,314	-	-
Total Investments in Securities:	$ 561,361,938	$ 551,148,904	$ 7,855,434	$ 2,357,600
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	84.2%
Canada	4.9%
Ireland	3.9%
Bailiwick of Jersey	1.5%
France	1.4%
Spain	1.4%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,418,791) - See accompanying schedule: Unaffiliated issuers (cost $432,191,335)	$ 541,979,624
Fidelity Central Funds (cost $19,382,314)	19,382,314
Total Investments (cost $451,573,649)		$ 561,361,938
Receivable for investments sold		8,337,089
Receivable for fund shares sold		1,528,075
Dividends receivable		224,119
Distributions receivable from Fidelity Central Funds		12,784
Prepaid expenses		1,198
Other receivables		42,737
Total assets		571,507,940

Liabilities
Payable for investments purchased	$ 8,375,686
Payable for fund shares redeemed	1,160,534
Accrued management fee	247,910
Distribution and service plan fees payable	190,206
Other affiliated payables	132,478
Other payables and accrued expenses	36,649
Collateral on securities loaned, at value	16,937,721
Total liabilities		27,081,184

Net Assets		$ 544,426,756
Net Assets consist of:
Paid in capital		$ 425,438,633
Accumulated net investment loss		(1,042,210)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,247,618
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,782,715
Net Assets		$ 544,426,756

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($269,428,893 ÷ 10,802,057 shares)	$ 24.94

Maximum offering price per share (100/94.25 of $24.94)	$ 26.46
Class T: Net Asset Value and redemption price per share ($129,026,985 ÷ 5,403,711 shares)	$ 23.88

Maximum offering price per share (100/96.50 of $23.88)	$ 24.75
Class B: Net Asset Value and offering price per share ($13,976,975 ÷ 642,850 shares)A	$ 21.74

Class C: Net Asset Value and offering price per share ($86,680,144 ÷ 3,996,052 shares)A	$ 21.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($45,313,759 ÷ 1,718,265 shares)	$ 26.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 3,131,243
Income from Fidelity Central Funds		52,080
Total income		3,183,323

Expenses
Management fee	$ 1,429,328
Transfer agent fees	697,539
Distribution and service plan fees	1,101,403
Accounting and security lending fees	100,022
Custodian fees and expenses	18,563
Independent trustees' compensation	1,715
Registration fees	58,574
Audit	28,056
Legal	1,529
Miscellaneous	2,061
Total expenses before reductions	3,438,790
Expense reductions	(62,910)	3,375,880
Net investment income (loss)		(192,557)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,329,601
Foreign currency transactions	(3,753)
Total net realized gain (loss)		25,325,848
Change in net unrealized appreciation (depreciation) on: Investment securities	40,570,665
Assets and liabilities in foreign currencies	(4,800)
Total change in net unrealized appreciation (depreciation)		40,565,865
Net gain (loss)		65,891,713
Net increase (decrease) in net assets resulting from operations		$ 65,699,156

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (192,557)	$ (1,625,002)
Net realized gain (loss)	25,325,848	42,565,605
Change in net unrealized appreciation (depreciation)	40,565,865	(11,616,324)
Net increase (decrease) in net assets resulting from operations	65,699,156	29,324,279
Distributions to shareholders from net realized gain	(53,402,995)	(49,973,824)
Share transactions - net increase (decrease)	46,068,862	14,972,155
Redemption fees	3,103	69,585
Total increase (decrease) in net assets	58,368,126	(5,607,805)

Net Assets
Beginning of period	486,058,630	491,666,435
End of period (including accumulated net investment loss of $1,042,210 and accumulated net investment loss of $849,653, respectively)	$ 544,426,756	$ 486,058,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 24.35	$ 25.60	$ 19.01	$ 17.15	$ 19.72	$ 22.90
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	(.10)	(.07)	.02	(.03)
Net realized and unrealized gain (loss)	3.17	1.43	6.69	1.93	(2.22)	(1.08)
Total from investment operations	3.18	1.39	6.59	1.86	(2.20)	(1.11)
Distributions from net realized gain	(2.59)	(2.64)	-	-	(.37)	(2.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.94	$ 24.35	$ 25.60	$ 19.01	$ 17.15	$ 19.72
Total Return B, C, D	13.79%	7.58%	34.67%	10.85%	(11.37)%	(5.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.17% A	1.19%	1.19%	1.22%	1.23%	1.20%
Expenses net of fee waivers, if any	1.17% A	1.19%	1.19%	1.22%	1.23%	1.20%
Expenses net of all reductions	1.14% A	1.18%	1.18%	1.21%	1.23%	1.19%
Net investment income (loss)	.10% A	(.18)%	(.43)%	(.36)%	.11%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 269,429	$ 233,188	$ 224,704	$ 179,586	$ 177,890	$ 220,888
Portfolio turnover rate G	87% A	124%	125%	103%	172%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 23.42	$ 24.80	$ 18.46	$ 16.69	$ 19.26	$ 22.39
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09)	(.16)	(.12)	(.02)	(.08)
Net realized and unrealized gain (loss)	3.05	1.35	6.50	1.89	(2.18)	(1.06)
Total from investment operations	3.03	1.26	6.34	1.77	(2.20)	(1.14)
Distributions from net realized gain	(2.57)	(2.64)	-	-	(.37)	(1.99)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.88	$ 23.42	$ 24.80	$ 18.46	$ 16.69	$ 19.26
Total Return B, C, D	13.68%	7.27%	34.34%	10.61%	(11.65)%	(5.86)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41% A	1.43%	1.44%	1.47%	1.49%	1.46%
Expenses net of fee waivers, if any	1.41% A	1.43%	1.44%	1.47%	1.49%	1.46%
Expenses net of all reductions	1.39% A	1.43%	1.43%	1.46%	1.49%	1.45%
Net investment income (loss)	(.15)% A	(.42)%	(.69)%	(.62)%	(.15)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,027	$ 117,969	$ 123,606	$ 100,883	$ 103,772	$ 143,237
Portfolio turnover rate G	87% A	124%	125%	103%	172%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.55	$ 23.15	$ 17.32	$ 15.74	$ 18.27	$ 21.29
Income from Investment Operations
Net investment income (loss) E	(.07)	(.19)	(.25)	(.20)	(.09)	(.18)
Net realized and unrealized gain (loss)	2.78	1.23	6.08	1.78	(2.07)	(.99)
Total from investment operations	2.71	1.04	5.83	1.58	(2.16)	(1.17)
Distributions from net realized gain	(2.52)	(2.64)	-	-	(.37)	(1.85)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.74	$ 21.55	$ 23.15	$ 17.32	$ 15.74	$ 18.27
Total Return B, C, D	13.35%	6.78%	33.66%	10.04%	(12.07)%	(6.30)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.94% A	1.94%	1.94%	1.97%	1.98%	1.95%
Expenses net of fee waivers, if any	1.94% A	1.94%	1.94%	1.97%	1.98%	1.95%
Expenses net of all reductions	1.91% A	1.93%	1.93%	1.96%	1.98%	1.94%
Net investment income (loss)	(.68)% A	(.93)%	(1.19)%	(1.11)%	(.64)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,977	$ 15,403	$ 20,365	$ 23,543	$ 29,381	$ 55,589
Portfolio turnover rate G	87% A	124%	125%	103%	172%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.51	$ 23.11	$ 17.29	$ 15.70	$ 18.23	$ 21.29
Income from Investment Operations
Net investment income (loss) E	(.07)	(.18)	(.24)	(.19)	(.09)	(.17)
Net realized and unrealized gain (loss)	2.79	1.22	6.06	1.78	(2.07)	(1.00)
Total from investment operations	2.72	1.04	5.82	1.59	(2.16)	(1.17)
Distributions from net realized gain	(2.54)	(2.64)	-	-	(.37)	(1.89)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.69	$ 21.51	$ 23.11	$ 17.29	$ 15.70	$ 18.23
Total Return B, C, D	13.40%	6.80%	33.66%	10.13%	(12.09)%	(6.31)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	1.90%	1.90%	1.94%	1.98%	1.94%
Expenses net of fee waivers, if any	1.89% A	1.90%	1.90%	1.94%	1.98%	1.94%
Expenses net of all reductions	1.86% A	1.89%	1.89%	1.93%	1.98%	1.94%
Net investment income (loss)	(.62)% A	(.89)%	(1.15)%	(1.08)%	(.64)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,680	$ 78,763	$ 77,749	$ 60,861	$ 64,002	$ 83,133
Portfolio turnover rate G	87% A	124%	125%	103%	172%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.60	$ 26.69	$ 19.77	$ 17.78	$ 20.39	$ 23.62
Income from Investment Operations
Net investment income (loss) D	.05	.03	(.03)	(.02)	.06	.03
Net realized and unrealized gain (loss)	3.34	1.52	6.95	2.01	(2.30)	(1.12)
Total from investment operations	3.39	1.55	6.92	1.99	(2.24)	(1.09)
Distributions from net realized gain	(2.62)	(2.64)	-	-	(.37)	(2.14)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 26.37	$ 25.60	$ 26.69	$ 19.77	$ 17.78	$ 20.39
Total Return B, C	13.95%	7.91%	35.00%	11.19%	(11.19)%	(5.36)%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.89%	.89%	.96%	.98%	.93%
Expenses net of fee waivers, if any	.88% A	.89%	.89%	.96%	.98%	.93%
Expenses net of all reductions	.86% A	.88%	.88%	.95%	.98%	.92%
Net investment income (loss)	.38% A	.12%	(.13)%	(.10)%	.36%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,314	$ 40,737	$ 45,243	$ 14,172	$ 13,452	$ 18,825
Portfolio turnover rate F	87% A	124%	125%	103%	172%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 118,636,650
Gross unrealized depreciation	(9,507,677)
Net unrealized appreciation (depreciation) on securities and other investments	$ 109,128,973

Tax cost	$ 452,232,965

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $218,434,947 and $221,177,795, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 313,447	$ 6,257
Class T	.25%	.25%	310,886	2,376
Class B	.75%	.25%	73,842	55,622
Class C	.75%	.25%	403,228	38,597
			$ 1,101,403	$ 102,852

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47,746
Class T	8,789
Class B*	6,226
Class C*	1,606
$ 64,367

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 350,851.28
Class T	170,086.27
Class B	22,270.30
Class C	100,799.25
Institutional Class	53,533.25
	$ 697,539

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,755 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $620 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $877,270. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $43,713, including $3,389 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $62,873 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $37.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net realized gain
Class A	$ 25,387,002	$ 22,638,273
Class T	13,085,312	12,838,928
Class B	1,715,002	2,229,080
Class C	9,051,114	8,852,071
Institutional Class	4,164,565	3,415,472
Total	$ 53,402,995	$ 49,973,824

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	1,412,228	2,109,585	$ 34,224,607	$ 48,063,125
Reinvestment of distributions	942,761	974,579	22,474,621	19,679,030
Shares redeemed	(1,129,995)	(2,283,119)	(27,481,815)	(51,867,480)
Net increase (decrease)	1,224,994	801,045	$ 29,217,413	$ 15,874,675
Class T
Shares sold	321,680	517,207	$ 7,514,089	$ 11,288,178
Reinvestment of distributions	547,401	626,615	12,508,566	12,200,296
Shares redeemed	(502,672)	(1,091,618)	(11,711,987)	(23,806,614)
Net increase (decrease)	366,409	52,204	$ 8,310,668	$ (318,140)
Class B
Shares sold	19,918	73,881	$ 423,164	$ 1,480,151
Reinvestment of distributions	72,420	107,208	1,510,947	1,929,279
Shares redeemed	(164,316)	(345,800)	(3,497,908)	(6,952,570)
Net increase (decrease)	(71,978)	(164,711)	$ (1,563,797)	$ (3,543,140)
Class C
Shares sold	495,610	610,790	$ 10,518,882	$ 12,332,347
Reinvestment of distributions	363,077	406,182	7,555,835	7,293,865
Shares redeemed	(524,000)	(719,664)	(11,270,601)	(14,281,889)
Net increase (decrease)	334,687	297,308	$ 6,804,116	$ 5,344,323
Institutional Class
Shares sold	434,015	969,515	$ 11,146,335	$ 23,079,181
Reinvestment of distributions	148,348	134,306	3,734,787	2,842,866
Shares redeemed	(455,584)	(1,207,175)	(11,580,660)	(28,307,610)
Net increase (decrease)	126,779	(103,354)	$ 3,300,462	$ (2,385,563)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.13%
Actual		$ 1,000.00	$ 1,166.20	$ 6.17
Hypothetical A		$ 1,000.00	$ 1,019.51	$ 5.75
Class T	1.38%
Actual		$ 1,000.00	$ 1,165.00	$ 7.53
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 7.02
Class B	1.94%
Actual		$ 1,000.00	$ 1,161.60	$ 10.57
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.88%
Actual		$ 1,000.00	$ 1,161.90	$ 10.24
Hypothetical A		$ 1,000.00	$ 1,015.73	$ 9.55
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,167.60	$ 4.64
Hypothetical A		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	13.4	15.0
United Technologies Corp.	6.5	6.0
Danaher Corp.	3.9	3.9
3M Co.	3.8	4.7
Honeywell International, Inc.	3.1	3.4
Cummins, Inc.	3.1	3.2
Eaton Corp. PLC	2.8	0.0
Illinois Tool Works, Inc.	2.4	2.2
Towers Watson & Co.	2.2	1.2
Textron, Inc.	2.2	2.4
	43.4
Top Industries (% of fund's net assets)
As of January 31, 2013
Machinery	25.3%
Industrial Conglomerates	21.8%
Aerospace & Defense	16.4%
Electrical Equipment	8.8%
Professional Services	6.3%
All Others*	21.4%

As of July 31, 2012
Industrial Conglomerates	27.0%
Machinery	19.1%
Aerospace & Defense	13.9%
Electrical Equipment	7.6%
Road & Rail	7.4%
All Others*	25.0%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Industrials Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
AEROSPACE & DEFENSE - 16.2%
Aerospace & Defense - 16.2%
General Dynamics Corp.	97,255	$ 6,448,007
Honeywell International, Inc.	200,092	13,654,278
Precision Castparts Corp.	45,693	8,380,096
Teledyne Technologies, Inc. (a)	64,031	4,370,756
Textron, Inc.	334,040	9,606,990
United Technologies Corp.	321,116	28,120,128
		70,580,255
AIR FREIGHT & LOGISTICS - 0.2%
Air Freight & Logistics - 0.2%
Hub Group, Inc. Class A (a)	18,800	692,028
AUTO COMPONENTS - 1.0%
Auto Parts & Equipment - 1.0%
Johnson Controls, Inc.	141,166	4,388,851
BUILDING PRODUCTS - 0.8%
Building Products - 0.8%
American Woodmark Corp. (a)	44,100	1,226,421
Armstrong World Industries, Inc.	43,200	2,375,568
		3,601,989
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Cytec Industries, Inc.	28,706	2,104,150
COMMERCIAL SERVICES & SUPPLIES - 5.0%
Diversified Support Services - 0.5%
Aggreko PLC	50,000	1,266,421
Copart, Inc. (a)	25,500	915,705
		2,182,126
Environmental & Facility Services - 2.7%
Republic Services, Inc.	292,443	9,326,007
Stericycle, Inc. (a)	26,027	2,455,647
		11,781,654
Office Services & Supplies - 0.3%
Mine Safety Appliances Co.	31,634	1,462,123
Security & Alarm Services - 1.5%
ADT Corp.	62,887	2,987,133
Corrections Corp. of America	86,401	3,273,734
		6,260,867
TOTAL COMMERCIAL SERVICES & SUPPLIES		21,686,770
CONSTRUCTION & ENGINEERING - 3.6%
Construction & Engineering - 3.6%
AECOM Technology Corp. (a)	28,627	731,992
EMCOR Group, Inc.	113,685	4,130,176
Jacobs Engineering Group, Inc. (a)	121,556	5,848,059
MasTec, Inc. (a)	37,457	1,060,033
URS Corp.	95,819	3,974,572
		15,744,832

	Shares	Value
ELECTRICAL EQUIPMENT - 8.8%
Electrical Components & Equipment - 8.8%
AMETEK, Inc.	163,300	$ 6,693,667
Brady Corp. Class A	71,509	2,494,949
Eaton Corp. PLC	215,533	12,274,604
Emerson Electric Co.	74,271	4,252,015
Hubbell, Inc. Class B	62,731	5,711,658
Regal-Beloit Corp.	68,617	5,088,637
Sensata Technologies Holding BV (a)	54,473	1,837,919
		38,353,449
INDUSTRIAL CONGLOMERATES - 21.8%
Industrial Conglomerates - 21.8%
3M Co.	163,007	16,390,354
Carlisle Companies, Inc.	47,994	3,078,815
Danaher Corp.	280,025	16,781,898
General Electric Co.	2,626,584	58,520,293
		94,771,360
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	6,162	1,101,066
MACHINERY - 25.3%
Construction & Farm Machinery & Heavy Trucks - 9.2%
Cummins, Inc.	117,354	13,475,760
Manitowoc Co., Inc.	299,864	5,277,606
Oshkosh Truck Corp. (a)	115,874	4,539,943
PACCAR, Inc.	122,915	5,784,380
Toro Co.	86,100	3,790,983
WABCO Holdings, Inc. (a)	45,200	2,832,232
Wabtec Corp.	46,300	4,334,606
		40,035,510
Industrial Machinery - 16.1%
Actuant Corp. Class A	73,144	2,156,285
Donaldson Co., Inc.	61,600	2,316,776
Dover Corp.	56,777	3,927,833
Graco, Inc.	77,526	4,434,487
Harsco Corp.	103,850	2,647,137
IDEX Corp.	61,600	3,073,224
Illinois Tool Works, Inc.	164,329	10,324,791
Ingersoll-Rand PLC	136,347	7,006,872
Pall Corp.	80,291	5,483,875
Parker Hannifin Corp.	81,034	7,533,731
Pentair Ltd.	110,196	5,584,733
Stanley Black & Decker, Inc.	64,200	4,932,486
Timken Co.	114,523	6,139,578
TriMas Corp. (a)	150,083	4,636,064
		70,197,872
TOTAL MACHINERY		110,233,382
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - 6.3%
Human Resource & Employment Services - 3.0%
Manpower, Inc.	62,992	$ 3,244,088
Towers Watson & Co.	158,625	9,688,815
		12,932,903
Research & Consulting Services - 3.3%
Bureau Veritas SA	13,603	1,629,252
Dun & Bradstreet Corp.	28,500	2,323,890
IHS, Inc. Class A (a)	33,074	3,403,315
Nielsen Holdings B.V. (a)	130,204	4,232,932
Verisk Analytics, Inc. (a)	51,646	2,848,793
		14,438,182
TOTAL PROFESSIONAL SERVICES		27,371,085
ROAD & RAIL - 2.7%
Railroads - 1.9%
Union Pacific Corp.	61,936	8,142,107
Trucking - 0.8%
J.B. Hunt Transport Services, Inc.	54,936	3,695,545
TOTAL ROAD & RAIL		11,837,652
TRADING COMPANIES & DISTRIBUTORS - 3.3%
Trading Companies & Distributors - 3.3%
W.W. Grainger, Inc.	23,700	5,162,334
Watsco, Inc.	50,771	3,825,595
WESCO International, Inc. (a)	71,184	5,191,449
		14,179,378
TOTAL COMMON STOCKS (Cost $329,855,227)		416,646,247
Convertible Preferred Stocks - 0.2%

AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50% (Cost $880,307)	17,100	973,674
Convertible Bonds - 0.5%
	Principal Amount
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc.:
8% 6/1/14 (d)	$ 1,041,431	1,041,431
8% 12/6/14 (d)	850,700	850,700
8% 12/6/14 (d)	182,200	182,200
TOTAL CONVERTIBLE BONDS (Cost $2,074,331)		2,074,331
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 2/14/13 (c) (Cost $399,988)	$ 400,000	$ 399,998
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $19,199,038)	19,199,038	19,199,038
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $352,408,891)		439,293,288
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(3,971,019)
NET ASSETS - 100%		$ 435,322,269
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
52 CME E-mini S&P Select Sector Industrial Index Contracts	March 2013	$ 2,075,840	$ 135,663
The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,998.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,074,331 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,041,431
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 6/12/12	$ 1,032,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,066
Fidelity Securities Lending Cash Central Fund	222
Total	$ 10,288
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 416,646,247	$ 416,646,247	$ -	$ -
Convertible Preferred Stocks	973,674	973,674	-	-
Convertible Bonds	2,074,331	-	-	2,074,331
U.S. Treasury Obligations	399,998	-	399,998	-
Money Market Funds	19,199,038	19,199,038	-	-
Total Investments in Securities:	$ 439,293,288	$ 436,818,959	$ 399,998	$ 2,074,331
Derivative Instruments:
Assets
Futures Contracts	$ 135,663	$ 135,663	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 135,663	$ -
Total Value of Derivatives	$ 135,663	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $333,209,853)	$ 420,094,250
Fidelity Central Funds (cost $19,199,038)	19,199,038
Total Investments (cost $352,408,891)		$ 439,293,288
Receivable for investments sold		2,341,483
Receivable for fund shares sold		1,350,258
Dividends receivable		107,888
Interest receivable		223,574
Distributions receivable from Fidelity Central Funds		1,638
Prepaid expenses		759
Other receivables		18,656
Total assets		443,337,544

Liabilities
Payable for investments purchased	$ 5,862,196
Payable for fund shares redeemed	1,681,064
Accrued management fee	193,070
Distribution and service plan fees payable	146,789
Payable for daily variation margin on futures contracts	10,920
Other affiliated payables	90,895
Other payables and accrued expenses	30,341
Total liabilities		8,015,275

Net Assets		$ 435,322,269
Net Assets consist of:
Paid in capital		$ 352,914,428
Distributions in excess of net investment income		(352,715)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,259,591)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		87,020,147
Net Assets		$ 435,322,269

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($216,620,769 ÷ 7,156,355 shares)	$ 30.27

Maximum offering price per share (100/94.25 of $30.27)	$ 32.12
Class T: Net Asset Value and redemption price per share ($68,493,434 ÷ 2,297,842 shares)	$ 29.81

Maximum offering price per share (100/96.50 of $29.81)	$ 30.89
Class B: Net Asset Value and offering price per share ($19,367,906 ÷ 687,786 shares)A	$ 28.16

Class C: Net Asset Value and offering price per share ($72,422,775 ÷ 2,563,153 shares)A	$ 28.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($58,417,385 ÷ 1,860,821 shares)	$ 31.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 3,810,523
Interest		83,106
Income from Fidelity Central Funds		10,288
Total income		3,903,917

Expenses
Management fee	$ 1,097,122
Transfer agent fees	468,401
Distribution and service plan fees	847,131
Accounting and security lending fees	76,776
Custodian fees and expenses	9,276
Independent trustees' compensation	1,287
Registration fees	49,951
Audit	30,812
Legal	1,056
Miscellaneous	1,735
Total expenses before reductions	2,583,547
Expense reductions	(33,706)	2,549,841
Net investment income (loss)		1,354,076
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,854,021
Foreign currency transactions	2,184
Futures contracts	446,218
Total net realized gain (loss)		14,302,423
Change in net unrealized appreciation (depreciation) on: Investment securities	45,121,192
Assets and liabilities in foreign currencies	1,143
Futures contracts	(59,398)
Total change in net unrealized appreciation (depreciation)		45,062,937
Net gain (loss)		59,365,360
Net increase (decrease) in net assets resulting from operations		$ 60,719,436

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,354,076	$ 2,427,938
Net realized gain (loss)	14,302,423	(16,401,175)
Change in net unrealized appreciation (depreciation)	45,062,937	18,503,016
Net increase (decrease) in net assets resulting from operations	60,719,436	4,529,779
Distributions to shareholders from net investment income	(2,791,774)	(1,437,740)
Distributions to shareholders from net realized gain	-	(4,219,307)
Total distributions	(2,791,774)	(5,657,047)
Share transactions - net increase (decrease)	(7,797,480)	(82,942,475)
Redemption fees	3,084	15,881
Total increase (decrease) in net assets	50,133,266	(84,053,862)

Net Assets
Beginning of period	385,189,003	469,242,865
End of period (including distributions in excess of net investment income of $352,715 and undistributed net investment income of $1,084,983, respectively)	$ 435,322,269	$ 385,189,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.18	$ 25.73	$ 21.54	$ 16.87	$ 21.97	$ 25.49
Income from Investment Operations
Net investment income (loss) E	.12	.20	.09	.06	.13	.11
Net realized and unrealized gain (loss)	4.21	.61	4.13	4.68	(5.08)	(1.17)
Total from investment operations	4.33	.81	4.22	4.74	(4.95)	(1.06)
Distributions from net investment income	(.24)	(.11)	(.03)	(.07)	(.13)	-
Distributions from net realized gain	-	(.25)	-	-	(.02)	(2.46)
Total distributions	(.24)	(.36)	(.03)	(.07)	(.15)	(2.46)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 30.27	$ 26.18	$ 25.73	$ 21.54	$ 16.87	$ 21.97
Total Return B,C,D	16.62%	3.42%	19.59%	28.13%	(22.49)%	(4.71)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.13% A	1.14%	1.13%	1.18%	1.23%	1.17%
Expenses net of fee waivers, if any	1.13% A	1.14%	1.13%	1.18%	1.23%	1.17%
Expenses net of all reductions	1.11% A	1.14%	1.13%	1.17%	1.23%	1.16%
Net investment income (loss)	.87% A	.80%	.36%	.31%	.89%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 216,621	$ 192,038	$ 228,106	$ 165,029	$ 130,860	$ 188,859
Portfolio turnover rate G	89% A	82%	75%	110%	135%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.75	$ 25.33	$ 21.24	$ 16.64	$ 21.67	$ 25.17
Income from Investment Operations
Net investment income (loss) E	.08	.13	.03	.01	.10	.05
Net realized and unrealized gain (loss)	4.15	.61	4.07	4.61	(5.03)	(1.15)
Total from investment operations	4.23	.74	4.10	4.62	(4.93)	(1.10)
Distributions from net investment income	(.17)	(.07)	(.01)	(.02)	(.08)	-
Distributions from net realized gain	-	(.25)	-	-	(.02)	(2.40)
Total distributions	(.17)	(.32)	(.01)	(.02)	(.10)	(2.40)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 29.81	$ 25.75	$ 25.33	$ 21.24	$ 16.64	$ 21.67
Total Return B,C,D	16.50%	3.15%	19.28%	27.80%	(22.68)%	(4.96)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.38% A	1.40%	1.39%	1.44%	1.48%	1.41%
Expenses net of fee waivers, if any	1.38% A	1.40%	1.39%	1.44%	1.48%	1.41%
Expenses net of all reductions	1.37% A	1.39%	1.38%	1.43%	1.48%	1.41%
Net investment income (loss)	.61% A	.54%	.10%	.06%	.63%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,493	$ 63,954	$ 71,542	$ 58,202	$ 48,054	$ 85,025
Portfolio turnover rate G	89% A	82%	75%	110%	135%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 24.29	$ 23.99	$ 20.22	$ 15.90	$ 20.74	$ 24.19
Income from Investment Operations
Net investment income (loss) E	.01	- J	(.11)	(.09)	.02	(.07)
Net realized and unrealized gain (loss)	3.91	.57	3.88	4.41	(4.82)	(1.10)
Total from investment operations	3.92	.57	3.77	4.32	(4.80)	(1.17)
Distributions from net investment income	(.05)	(.02)	-	-	(.04)	-
Distributions from net realized gain	-	(.25)	-	-	-	(2.28)
Total distributions	(.05)	(.27)	-	-	(.04)	(2.28)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 28.16	$ 24.29	$ 23.99	$ 20.22	$ 15.90	$ 20.74
Total Return B,C,D	16.16%	2.59%	18.64%	27.17%	(23.10)%	(5.46)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	1.94%	1.93%	1.97%	1.98%	1.95%
Expenses net of fee waivers, if any	1.94% A	1.94%	1.93%	1.97%	1.98%	1.95%
Expenses net of all reductions	1.93% A	1.94%	1.93%	1.97%	1.98%	1.95%
Net investment income (loss)	.05% A	-% H	(.44)%	(.48)%	.13%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,368	$ 20,058	$ 28,600	$ 29,048	$ 25,212	$ 39,989
Portfolio turnover rate G	89% A	82%	75%	110%	135%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 24.38	$ 24.07	$ 20.28	$ 15.94	$ 20.79	$ 24.26
Income from Investment Operations
Net investment income (loss) E	.02	.01	(.09)	(.08)	.02	(.06)
Net realized and unrealized gain (loss)	3.92	.58	3.88	4.42	(4.83)	(1.11)
Total from investment operations	3.94	.59	3.79	4.34	(4.81)	(1.17)
Distributions from net investment income	(.06)	(.03)	-	-	(.04)	-
Distributions from net realized gain	-	(.25)	-	-	-	(2.30)
Total distributions	(.06)	(.28)	-	-	(.04)	(2.30)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 28.26	$ 24.38	$ 24.07	$ 20.28	$ 15.94	$ 20.79
Total Return B,C,D	16.19%	2.67%	18.69%	27.23%	(23.09)%	(5.44)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.88% A	1.89%	1.89%	1.93%	1.98%	1.91%
Expenses net of fee waivers, if any	1.88% A	1.89%	1.89%	1.93%	1.98%	1.91%
Expenses net of all reductions	1.86% A	1.88%	1.88%	1.92%	1.98%	1.90%
Net investment income (loss)	.12% A	.05%	(.40)%	(.43)%	.14%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,423	$ 66,289	$ 72,673	$ 51,760	$ 37,862	$ 57,742
Portfolio turnover rate G	89% A	82%	75%	110%	135%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 27.18	$ 26.69	$ 22.30	$ 17.45	$ 22.72	$ 26.26
Income from Investment Operations
Net investment income (loss) D	.17	.28	.17	.13	.19	.18
Net realized and unrealized gain (loss)	4.36	.63	4.28	4.83	(5.27)	(1.19)
Total from investment operations	4.53	.91	4.45	4.96	(5.08)	(1.01)
Distributions from net investment income	(.32)	(.17)	(.06)	(.11)	(.17)	-
Distributions from net realized gain	-	(.25)	-	-	(.02)	(2.53)
Total distributions	(.32)	(.42)	(.06)	(.11)	(.19)	(2.53)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 31.39	$ 27.18	$ 26.69	$ 22.30	$ 17.45	$ 22.72
Total Return B,C	16.76%	3.72%	19.95%	28.52%	(22.31)%	(4.40)%
Ratios to Average Net Assets E,G
Expenses before reductions	.85% A	.85%	.85%	.89%	.96%	.88%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.89%	.96%	.88%
Expenses net of all reductions	.83% A	.85%	.84%	.88%	.95%	.87%
Net investment income (loss)	1.15% A	1.08%	.65%	.61%	1.16%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,417	$ 42,850	$ 68,323	$ 29,578	$ 12,762	$ 33,642
Portfolio turnover rate F	89% A	82%	75%	110%	135%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, futures transactions, deferred trustees compensation, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 86,103,872
Gross unrealized depreciation	(1,087,799)
Net unrealized appreciation (depreciation) on securities and other investments	$ 85,016,073

Tax cost	$ 354,277,215

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

No expiration
Short-term	$ (15,596,016)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $446,218 and a change in net unrealized appreciation (depreciation) of $59,398 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $169,729,012 and $174,130,199, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 247,653	$ 2,324
Class T	.25%	.25%	163,338	-
Class B	.75%	.25%	97,746	73,543
Class C	.75%	.25%	338,394	30,309
			$ 847,131	$ 106,176

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 29,266
Class T	4,780
Class B*	10,476
Class C*	1,586
$ 46,108

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 235,105.24
Class T	78,773.24
Class B	29,266.30
Class C	79,955.24
Institutional Class	45,302.21
	$ 468,401

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,759 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $476 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $222. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,704 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 1,710,170	$ 896,458
Class T	408,588	170,680
Class B	36,770	16,830
Class C	160,671	70,972
Institutional Class	475,575	282,800
Total	$ 2,791,774	$ 1,437,740
From net realized gain
Class A	$ -	$ 2,092,354
Class T	-	659,892
Class B	-	286,480
Class C	-	731,497
Institutional Class	-	449,084
Total	$ -	$ 4,219,307

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	848,233	1,757,163	$ 24,131,802	$ 44,013,667
Reinvestment of distributions	53,714	118,075	1,500,721	2,609,664
Shares redeemed	(1,081,344)	(3,404,053)	(30,120,297)	(83,950,843)
Net increase (decrease)	(179,397)	(1,528,815)	$ (4,487,774)	$ (37,327,512)
Class T
Shares sold	120,146	369,147	$ 3,349,450	$ 9,058,222
Reinvestment of distributions	14,180	36,910	390,674	800,817
Shares redeemed	(319,949)	(746,452)	(8,774,372)	(17,604,399)
Net increase (decrease)	(185,623)	(340,395)	$ (5,034,248)	$ (7,745,360)
Class B
Shares sold	8,796	62,276	$ 233,592	$ 1,371,568
Reinvestment of distributions	1,145	12,641	30,226	255,322
Shares redeemed	(147,927)	(441,128)	(3,824,101)	(10,119,054)
Net increase (decrease)	(137,986)	(366,211)	$ (3,560,283)	$ (8,492,164)
Class C
Shares sold	164,071	457,163	$ 4,331,937	$ 10,854,816
Reinvestment of distributions	5,091	31,555	134,814	641,832
Shares redeemed	(325,499)	(787,971)	(8,397,490)	(18,054,638)
Net increase (decrease)	(156,337)	(299,253)	$ (3,930,739)	$ (6,557,990)
Institutional Class
Shares sold	689,729	806,817	$ 20,798,847	$ 21,049,427
Reinvestment of distributions	12,331	22,926	356,365	525,598
Shares redeemed	(417,989)	(1,812,880)	(11,939,648)	(44,394,474)
Net increase (decrease)	284,071	(983,137)	$ 9,215,564	$ (22,819,449)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.18%
Actual		$ 1,000.00	$ 1,061.80	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class T	1.43%
Actual		$ 1,000.00	$ 1,060.30	$ 7.43
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Class B	1.93%
Actual		$ 1,000.00	$ 1,058.00	$ 10.01
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.91%
Actual		$ 1,000.00	$ 1,058.10	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,063.40	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	11.4	21.6
Google, Inc. Class A	8.3	5.2
Oracle Corp.	3.6	1.7
salesforce.com, Inc.	3.4	2.4
Visa, Inc. Class A	3.3	3.9
eBay, Inc.	3.2	2.0
MasterCard, Inc. Class A	2.4	0.4
EMC Corp.	2.3	0.6
Altera Corp.	1.9	1.9
QUALCOMM, Inc.	1.6	2.9
	41.4
Top Industries (% of fund's net assets)
As of January 31, 2013
Software	19.9%
Internet Software & Services	17.6%
Computers & Peripherals	17.1%
Semiconductors & Semiconductor Equipment	15.1%
Communications Equipment	9.7%
All Others*	20.6%

As of July 31, 2012
Computers & Peripherals	24.5%
Software	17.6%
Semiconductors & Semiconductor Equipment	15.2%
Internet Software & Services	9.9%
IT Services	9.6%
All Others*	23.2%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Technology Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
AEROSPACE & DEFENSE - 0.1%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. (a)(d)	22,336	$ 624,738
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)	12,300	461,373
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
JSR Corp.	151,500	2,992,061
Nitto Denko Corp.	15,600	880,267
		3,872,328
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Commercial Printing - 0.4%
Nissha Printing Co. Ltd. (a)(d)	224,800	3,618,630
COMMUNICATIONS EQUIPMENT - 9.6%
Communications Equipment - 9.6%
AAC Acoustic Technology Holdings, Inc.	317,500	1,228,176
Acme Packet, Inc. (a)	215,301	5,203,825
ADTRAN, Inc. (d)	136,286	2,752,977
ADVA AG Optical Networking (a)	69,422	424,081
Alcatel-Lucent SA (a)(d)	561,200	937,796
Alcatel-Lucent SA sponsored ADR (a)	1,292,488	2,145,530
Aruba Networks, Inc. (a)(d)	148,107	3,412,385
Brocade Communications Systems, Inc. (a)	71,400	408,408
Ciena Corp. (a)	204,407	3,201,014
Cisco Systems, Inc.	191,987	3,949,173
Comba Telecom Systems Holdings Ltd.	66,000	23,914
F5 Networks, Inc. (a)	96,040	10,072,675
Finisar Corp. (a)	250,483	3,882,487
Infinera Corp. (a)(d)	240,998	1,718,316
JDS Uniphase Corp. (a)	214,604	3,113,904
Juniper Networks, Inc. (a)	449,636	10,062,854
Motorola Solutions, Inc.	55,687	3,251,564
Polycom, Inc. (a)	36,222	399,529
QUALCOMM, Inc.	190,393	12,571,650
Research In Motion Ltd. (a)(d)	500	6,490
Riverbed Technology, Inc. (a)	470	9,118
Sandvine Corp. (a)	751,600	1,329,122
Sandvine Corp. (U.K.) (a)	554,200	989,048
SerComm Corp.	273,000	403,999
Sonus Networks, Inc. (a)	985,783	2,237,727
Spirent Communications PLC	28,700	72,875
Telefonaktiebolaget LM Ericsson:
(B Shares)	79,300	922,359
(B Shares) sponsored ADR (d)	189,000	2,192,400
ZTE Corp. (H Shares)	432,000	835,547
		77,758,943

	Shares	Value
COMPUTERS & PERIPHERALS - 17.1%
Computer Hardware - 13.7%
3D Systems Corp. (a)(d)	40,736	$ 2,356,578
Advantech Co. Ltd.	573,000	2,396,393
Apple, Inc.	203,027	92,440,215
ASUSTeK Computer, Inc.	8,000	91,568
Foxconn Technology Co. Ltd.	15,000	43,837
Hewlett-Packard Co.	590	9,741
Lenovo Group Ltd.	9,584,000	9,972,778
Pegatron Corp. (a)	467,000	618,344
Quanta Computer, Inc.	35,000	81,663
Stratasys Ltd. (a)	35,735	2,804,483
Wistron Corp.	298,200	345,359
		111,160,959
Computer Storage & Peripherals - 3.4%
ADLINK Technology, Inc.	2,300	2,664
Catcher Technology Co. Ltd.	1,000	4,470
Chicony Electronics Co. Ltd.	630,000	1,747,274
EMC Corp. (a)	754,068	18,557,613
Fusion-io, Inc. (a)	52,100	910,708
Gemalto NV	940	83,702
NetApp, Inc. (a)	2,395	86,220
SanDisk Corp. (a)	96,556	4,826,834
SIMPLO Technology Co. Ltd.	2,000	9,313
Synaptics, Inc. (a)	22,281	781,617
Wacom Co. Ltd.	160	521,581
		27,531,996
TOTAL COMPUTERS & PERIPHERALS		138,692,955
DIVERSIFIED CONSUMER SERVICES - 0.2%
Education Services - 0.2%
Educomp Solutions Ltd.	16,123	38,753
New Oriental Education & Technology Group, Inc. sponsored ADR	72,300	1,234,161
		1,272,914
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
Dynapack International Technology Corp.	14,000	53,336
ELECTRONIC EQUIPMENT & COMPONENTS - 4.3%
Electronic Components - 1.8%
Aeroflex Holding Corp. (a)	30,143	210,700
Amphenol Corp. Class A	35,444	2,394,951
AU Optronics Corp. sponsored ADR (a)(d)	19,418	77,284
Cheng Uei Precision Industries Co. Ltd.	108,751	204,760
Delta Electronics, Inc.	175,000	634,101
FLEXium Interconnect, Inc.	106	359
InvenSense, Inc. (a)(d)	112,010	1,635,346
Ledlink Optics, Inc.	273,000	722,022
Omron Corp.	4,000	95,095
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
Tong Hsing Electronics Industries Ltd.	583,000	$ 2,240,789
TXC Corp.	443,000	714,081
Universal Display Corp. (a)(d)	140,417	3,906,401
Vishay Intertechnology, Inc. (a)	25,380	278,926
Yageo Corp. (a)	2,014,000	591,992
Yaskawa Electric Corp.	54,000	504,894
		14,211,701
Electronic Equipment & Instruments - 0.8%
Chroma ATE, Inc.	358,683	768,867
FEI Co.	3,300	201,168
Hitachi High-Technologies Corp.	300	5,968
Keyence Corp.	1,450	402,280
National Instruments Corp.	80,809	2,294,976
RealD, Inc. (a)(d)	12,949	147,360
SFA Engineering Corp.	1,435	63,044
SNU Precision Co. Ltd. (a)	7,370	41,117
Test Research, Inc.	19,214	34,810
TPK Holding Co. Ltd.	29,094	500,500
TPK Holding Co. Ltd. GDR (Reg. S)	125,790	2,163,946
		6,624,036
Electronic Manufacturing Services - 1.4%
Benchmark Electronics, Inc. (a)	1,200	21,072
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,300	20,864
IPG Photonics Corp.	2,200	144,056
Jabil Circuit, Inc.	120,080	2,270,713
Ju Teng International Holdings Ltd.	3,276,000	1,571,385
KEMET Corp. (a)	1,417	8,162
TE Connectivity Ltd.	93,225	3,624,588
Trimble Navigation Ltd. (a)	64,116	4,007,250
		11,668,090
Technology Distributors - 0.3%
Arrow Electronics, Inc. (a)	53	2,036
Digital China Holdings Ltd. (H Shares)	139,000	224,754
Redington India Ltd.	57,478	97,154
Synnex Technology International Corp.	985,000	1,998,019
VST Holdings Ltd.	980,000	242,618
WPG Holding Co. Ltd.	5,975	8,033
WT Microelectronics Co. Ltd.	17,509	22,294
		2,594,908
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		35,098,735
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.4%
Biosensors International Group Ltd. (a)	1,604,000	1,756,086
Trauson Holdings Co. Ltd.	1,500,000	1,417,722
		3,173,808

	Shares	Value
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
athenahealth, Inc. (a)	24,500	$ 2,118,515
Cerner Corp. (a)	5,499	453,942
So-net M3, Inc.	828	1,350,044
		3,922,501
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd. (a)	17,000	28,321
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
NVC Lighting Holdings Ltd.	180,000	44,563
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Samsung Techwin Co. Ltd.	196	10,376
INTERNET & CATALOG RETAIL - 0.5%
Internet Retail - 0.5%
Amazon.com, Inc. (a)	402	106,731
E-Commerce China Dangdang, Inc. ADR (a)	260	1,071
Expedia, Inc.	4,386	286,187
priceline.com, Inc. (a)	1,680	1,151,590
Rakuten, Inc.	180,600	1,649,090
Start Today Co. Ltd. (d)	48,200	463,842
TripAdvisor, Inc. (a)	2,394	110,794
		3,769,305
INTERNET SOFTWARE & SERVICES - 17.6%
Internet Software & Services - 17.6%
Active Network, Inc. (a)	64,340	355,800
Akamai Technologies, Inc. (a)	1,994	81,176
Baidu.com, Inc. sponsored ADR (a)	51	5,523
Bankrate, Inc. (a)	26,500	327,805
Bazaarvoice, Inc.	2,800	21,644
Cornerstone OnDemand, Inc. (a)	81,957	2,678,355
DealerTrack Holdings, Inc. (a)	28,570	902,241
Demandware, Inc.	37,414	1,189,391
E2open, Inc. (d)	29,100	519,435
eBay, Inc. (a)	460,981	25,782,667
ExactTarget, Inc.	129,500	2,847,705
Facebook, Inc. Class A	40,181	1,244,406
Google, Inc. Class A (a)	89,391	67,551,885
INFO Edge India Ltd.	35,836	232,135
Kakaku.com, Inc.	11,100	415,135
Keynote Systems, Inc.	8,200	127,920
LinkedIn Corp. (a)	45,110	5,584,167
LogMeIn, Inc. (a)	25,396	576,489
Mail.ru Group Ltd. GDR (e)	1,800	59,886
MercadoLibre, Inc.	134	11,846
Millennial Media, Inc.	141,724	1,635,495
NHN Corp.	12,951	2,868,715
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Open Text Corp. (a)	100	$ 5,833
PChome Online, Inc.	79,000	387,911
Qihoo 360 Technology Co. Ltd. ADR (a)	3,000	91,710
Rackspace Hosting, Inc. (a)	46,524	3,505,583
Renren, Inc. ADR (a)	5,900	19,765
Responsys, Inc. (a)	287,176	2,191,153
SciQuest, Inc. (a)	120,500	1,993,070
SINA Corp. (a)	96,689	5,311,127
SouFun Holdings Ltd. ADR	13,084	337,829
Tencent Holdings Ltd.	118,900	4,160,902
Velti PLC (a)	10,736	39,938
VeriSign, Inc. (a)	49,390	2,144,020
Vocus, Inc. (a)	114,015	1,999,823
Web.com Group, Inc. (a)	53,500	866,700
XO Group, Inc. (a)	5,200	50,024
Yahoo!, Inc. (a)	167,448	3,287,004
Yandex NV (a)	27,976	677,299
YouKu.com, Inc. ADR (a)	3,604	82,027
		142,171,539
IT SERVICES - 7.6%
Data Processing & Outsourced Services - 6.6%
Automatic Data Processing, Inc.	1,366	80,990
Fidelity National Information Services, Inc.	43,905	1,629,315
Fiserv, Inc. (a)	5,000	401,550
FleetCor Technologies, Inc. (a)	14,706	880,007
Global Payments, Inc.	49,800	2,453,148
Jack Henry & Associates, Inc.	20,492	850,008
MasterCard, Inc. Class A	37,535	19,458,144
Paychex, Inc.	2,300	75,049
Syntel, Inc.	7,600	443,004
VeriFone Systems, Inc. (a)	1,944	67,496
Visa, Inc. Class A	170,863	26,980,976
		53,319,687
IT Consulting & Other Services - 1.0%
Accenture PLC Class A	70,080	5,038,051
Bit-isle, Inc.	1,600	17,059
Camelot Information Systems, Inc. ADR (a)	145	199
ChinaSoft International Ltd. (a)	20,000	4,848
Cognizant Technology Solutions Corp. Class A (a)	5,486	428,895
IBM Corp.	5,946	1,207,454
InterXion Holding N.V. (a)	10,000	229,900
Pactera Technology International Ltd. ADR	94,096	755,591
ServiceSource International, Inc. (a)	82,288	497,842

	Shares	Value
Teradata Corp. (a)	1,246	$ 83,058
Virtusa Corp. (a)	16,100	333,431
		8,596,328
TOTAL IT SERVICES		61,916,015
LEISURE EQUIPMENT & PRODUCTS - 0.0%
Photographic Products - 0.0%
Sunny Optical Technology Group Co. Ltd.	273,000	232,328
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	1,406	71,186
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	27,300	441,714
		512,900
MACHINERY - 1.0%
Industrial Machinery - 1.0%
Airtac International Group	487,000	2,844,819
Fanuc Corp.	9,800	1,527,147
HIWIN Technologies Corp.	367,959	2,953,142
Mirle Automation Corp.	95,738	66,786
Nippon Thompson Co. Ltd.	76,000	299,196
Shin Zu Shing Co. Ltd.	154,000	468,310
		8,159,400
MEDIA - 0.3%
Advertising - 0.2%
Dentsu, Inc.	200	5,588
Focus Media Holding Ltd. ADR	45,341	1,146,674
ReachLocal, Inc. (a)	1,558	20,441
		1,172,703
Cable & Satellite - 0.1%
DIRECTV (a)	14,890	761,475
DISH Network Corp. Class A	2,428	90,492
		851,967
Movies & Entertainment - 0.0%
IMAX Corp. (a)	6,530	154,304
TOTAL MEDIA		2,178,974
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	8,333	66,747
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd.	1,099,250	943,988
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - 0.2%
Research & Consulting Services - 0.2%
Acacia Research Corp. (a)	8,600	$ 219,558
IHS, Inc. Class A (a)	12,200	1,255,380
		1,474,938
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Specialized REITs - 0.3%
American Tower Corp.	36,679	2,793,106
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
E-House China Holdings Ltd. ADR	61,629	307,529
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.8%
Semiconductor Equipment - 1.6%
Advanced Energy Industries, Inc. (a)	5,757	88,370
Amkor Technology, Inc. (a)(d)	1,594	7,380
Applied Materials, Inc.	160,566	2,072,907
Asia Pacific Systems, Inc. (a)	8,931	66,161
ASM International NV (depositary receipt)	32,658	1,298,482
ASML Holding NV	6,106	458,500
Dainippon Screen Manufacturing Co. Ltd.	87,000	443,348
Entegris, Inc. (a)	106,908	1,054,113
GCL-Poly Energy Holdings Ltd.	1,871,000	511,453
GT Advanced Technologies, Inc. (a)(d)	1,264	3,994
ICD Co. Ltd.	5,573	58,393
Lam Research Corp. (a)	1,989	81,827
Rubicon Technology, Inc. (a)	679	4,563
Teradyne, Inc. (a)	99,848	1,613,544
Tessera Technologies, Inc.	91,514	1,606,071
Ultratech, Inc. (a)	74,527	3,035,485
Visual Photonics Epitaxy Co. Ltd.	248,800	290,674
		12,695,265
Semiconductors - 13.2%
Advanced Micro Devices, Inc. (a)	1,157	3,008
Alpha & Omega Semiconductor Ltd. (a)	8,432	68,384
Altera Corp.	470,713	15,731,228
Analog Devices, Inc.	22,173	967,630
Applied Micro Circuits Corp. (a)	157,393	1,348,858
ARM Holdings PLC sponsored ADR	3,019	123,960
Atmel Corp. (a)	11,522	77,197
Avago Technologies Ltd.	133,549	4,777,048
Broadcom Corp. Class A	70,753	2,295,935
Canadian Solar, Inc. (a)	32	142
Cavium, Inc. (a)	207,388	6,935,055
Chipbond Technology Corp.	619,000	1,274,473
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	127,737	1,389,779
Cirrus Logic, Inc. (a)	13,806	389,743
Cree, Inc. (a)(d)	130,416	5,627,450
Cypress Semiconductor Corp.	5,622	57,738

	Shares	Value
Dialog Semiconductor PLC (a)	3,866	$ 69,028
Diodes, Inc. (a)	370	7,037
Duksan Hi-Metal Co. Ltd. (a)	4,508	92,604
Epistar Corp.	218,000	414,148
Fairchild Semiconductor International, Inc. (a)	565	8,345
Freescale Semiconductor Holdings I Ltd. (a)	187,013	2,702,338
Genesis Photonics, Inc.	15,894	12,433
Hittite Microwave Corp. (a)	12,300	754,974
Imagination Technologies Group PLC (a)	163,746	1,325,774
Infineon Technologies AG	37,200	335,640
Inotera Memories, Inc. (a)	11,591,000	1,942,955
Inphi Corp. (a)	126,857	1,018,662
International Rectifier Corp. (a)	19,349	377,112
Intersil Corp. Class A	92,123	796,864
JA Solar Holdings Co. Ltd. ADR (a)(d)	8,186	43,713
Linear Technology Corp.	17,500	640,850
LSI Corp. (a)	500,495	3,523,485
MagnaChip Semiconductor Corp. (a)	6,064	97,145
Marvell Technology Group Ltd.	566	5,236
MediaTek, Inc.	78,522	858,876
Mellanox Technologies Ltd. (a)	23,200	1,234,704
Micrel, Inc.	7,241	75,379
Micron Technology, Inc. (a)	762,858	5,767,206
Microsemi Corp. (a)	4,100	85,772
Mindspeed Technologies, Inc. (a)(d)	214,376	1,054,730
Monolithic Power Systems, Inc.	156,602	3,648,827
MStar Semiconductor, Inc.	116,000	881,883
Novatek Microelectronics Corp.	695,000	2,765,408
NVIDIA Corp.	6,070	74,418
NXP Semiconductors NV (a)	13,481	404,295
O2Micro International Ltd. sponsored ADR (a)	14,600	44,676
Omnivision Technologies, Inc. (a)	27,374	420,738
ON Semiconductor Corp. (a)	725,626	5,696,164
Phison Electronics Corp.	1,000	6,756
PMC-Sierra, Inc. (a)	478,684	2,766,794
Power Integrations, Inc.	51,384	1,921,762
Radiant Opto-Electronics Corp.	15,550	60,294
Rambus, Inc. (a)	156,707	855,620
RDA Microelectronics, Inc. sponsored ADR	23,078	271,859
RF Micro Devices, Inc. (a)	488,295	2,441,475
Samsung Electronics Co. Ltd.	293	389,945
Semtech Corp. (a)	91,481	2,759,067
Silicon Laboratories, Inc. (a)	1,700	74,188
Silicon Motion Technology Corp. sponsored ADR	57,520	927,798
SK Hynix, Inc.	17,460	391,562
Skyworks Solutions, Inc. (a)	149,569	3,580,682
Spreadtrum Communications, Inc. ADR (d)	566,204	8,776,162
STMicroelectronics NV (NY Shares) unit (d)	11,500	99,245
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Taiwan Surface Mounting Technology Co. Ltd.	107,320	$ 159,363
Texas Instruments, Inc.	2,850	94,278
Trina Solar Ltd. (a)(d)	10,094	52,186
TriQuint Semiconductor, Inc. (a)	80,192	421,008
United Microelectronics Corp.	4,000	1,562
Vanguard International Semiconductor Corp.	17,000	12,348
Win Semiconductors Corp.	1,358	1,573
Xilinx, Inc.	66,944	2,442,787
YoungTek Electronics Corp.	1,156	2,654
		106,760,015
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		119,455,280
SOFTWARE - 19.9%
Application Software - 11.8%
Adobe Systems, Inc. (a)	167,999	6,355,402
ANSYS, Inc. (a)	33,753	2,484,221
AsiaInfo-Linkage, Inc. (a)	105,856	1,162,299
Aspen Technology, Inc. (a)	162,568	4,974,581
Autodesk, Inc. (a)	83,188	3,234,349
AutoNavi Holdings Ltd. ADR (a)	5,621	67,059
Blackbaud, Inc.	13,200	328,944
BroadSoft, Inc. (a)	95,427	3,241,655
Citrix Systems, Inc. (a)	72,205	5,282,518
Compuware Corp. (a)	86,700	1,007,454
Comverse Technology, Inc.	47,105	205,378
Comverse, Inc.	4,710	136,025
Concur Technologies, Inc. (a)	80,054	5,355,613
Dassault Systemes SA	6,900	767,119
Descartes Systems Group, Inc. (a)	219,300	2,066,794
Guidewire Software, Inc.	43,500	1,440,720
Informatica Corp. (a)	2,233	82,643
Intuit, Inc.	1,366	85,211
Jive Software, Inc. (a)(d)	130,320	1,997,806
Kingdee International Software Group Co. Ltd. (a)	13,250,800	2,733,744
Manhattan Associates, Inc. (a)	97	6,645
MicroStrategy, Inc. Class A (a)	17,560	1,760,741
Nuance Communications, Inc. (a)	240,605	5,786,550
Parametric Technology Corp. (a)	200,085	4,637,970
Pegasystems, Inc. (d)	56,452	1,357,671
PROS Holdings, Inc. (a)	8,633	190,444
QLIK Technologies, Inc. (a)	79,587	1,767,627
RealPage, Inc. (a)	4,600	107,364
salesforce.com, Inc. (a)	159,753	27,498,284
SAP AG	4,783	392,241
SolarWinds, Inc. (a)	15,214	827,946
Splunk, Inc.	200	6,592

	Shares	Value
Synchronoss Technologies, Inc. (a)	92,548	$ 2,203,568
Synopsys, Inc. (a)	2,500	83,600
TIBCO Software, Inc. (a)	142,116	3,331,199
TiVo, Inc. (a)	8,000	106,720
Ultimate Software Group, Inc. (a)	17,300	1,756,642
Workday, Inc.	5,600	299,152
		95,130,491
Home Entertainment Software - 0.6%
Activision Blizzard, Inc.	6,400	72,896
Capcom Co. Ltd. (d)	43,100	693,785
Giant Interactive Group, Inc. ADR (d)	232,485	1,439,082
Nintendo Co. Ltd.	600	58,527
Perfect World Co. Ltd. sponsored ADR Class B	168,117	1,973,694
Take-Two Interactive Software, Inc. (a)	64,262	782,069
		5,020,053
Systems Software - 7.5%
Allot Communications Ltd. (a)	20,200	278,558
BMC Software, Inc. (a)	1,824	75,787
Check Point Software Technologies Ltd. (a)	1,413	70,650
CommVault Systems, Inc. (a)	40,144	3,080,249
Fortinet, Inc. (a)	442	10,427
Infoblox, Inc.	3,000	56,550
Insyde Software Corp.	304,000	778,273
Microsoft Corp.	2,790	76,641
NetSuite, Inc. (a)	51,018	3,582,994
Oracle Corp.	820,642	29,140,997
Progress Software Corp. (a)	22,278	522,865
Red Hat, Inc. (a)	157,559	8,753,978
ServiceNow, Inc.	12,500	346,500
Sourcefire, Inc. (a)	36,933	1,573,346
Symantec Corp. (a)	3,984	86,732
Totvs SA	72,900	1,587,703
VMware, Inc. Class A (a)	144,750	11,070,480
		61,092,730
TOTAL SOFTWARE		161,243,274
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	69,029	4,808,560
TOTAL COMMON STOCKS (Cost $741,844,375)		778,667,404
Convertible Bonds - 0.4%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13	$ 1,270,000	1,257,173
Convertible Bonds - continued
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	$ 2,179,000	$ 2,070,050
TOTAL CONVERTIBLE BONDS (Cost $3,333,906)		3,327,223
Master Notes - 0.0%

OZ Optics Ltd. 5% 11/5/14 (f) (Cost $121,841)	120,442	120,442
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	22,056,171	22,056,171
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	23,685,945	23,685,945
TOTAL MONEY MARKET FUNDS (Cost $45,742,116)		45,742,116
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $791,042,238)	827,857,185
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(18,346,930)
NET ASSETS - 100%	$ 809,510,255
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,886 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $120,442 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 123,484
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,656
Fidelity Securities Lending Cash Central Fund	173,177
Total	$ 221,833
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 778,667,404	$ 776,413,446	$ 2,253,958	$ -
Convertible Bonds	3,327,223	-	3,327,223	-
Master Notes	120,442	-	-	120,442
Money Market Funds	45,742,116	45,742,116	-	-
Total Investments in Securities:	$ 827,857,185	$ 822,155,562	$ 5,581,181	$ 120,442

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 12,491,203
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	81.7%
Cayman Islands	5.6%
Taiwan	3.3%
Japan	2.0%
Hong Kong	1.2%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,082,974) - See accompanying schedule: Unaffiliated issuers (cost $745,300,122)	$ 782,115,069
Fidelity Central Funds (cost $45,742,116)	45,742,116
Total Investments (cost $791,042,238)		$ 827,857,185
Foreign currency held at value (cost $1,795,094)		1,794,978
Receivable for investments sold		23,946,504
Receivable for fund shares sold		740,924
Dividends receivable		33,067
Interest receivable		35,007
Distributions receivable from Fidelity Central Funds		42,637
Prepaid expenses		1,604
Other receivables		98,284
Total assets		854,550,190

Liabilities
Payable for investments purchased	$ 18,967,403
Payable for fund shares redeemed	1,501,414
Accrued management fee	373,779
Distribution and service plan fees payable	225,057
Other affiliated payables	203,179
Other payables and accrued expenses	83,158
Collateral on securities loaned, at value	23,685,945
Total liabilities		45,039,935

Net Assets		$ 809,510,255
Net Assets consist of:
Paid in capital		$ 862,156,863
Accumulated net investment loss		(4,349,626)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(85,090,274)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,793,292
Net Assets		$ 809,510,255

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($334,210,360 ÷ 12,465,241 shares)	$ 26.81

Maximum offering price per share (100/94.25 of $26.81)	$ 28.45
Class T: Net Asset Value and redemption price per share ($167,149,967 ÷ 6,465,807 shares)	$ 25.85

Maximum offering price per share (100/96.50 of $25.85)	$ 26.79
Class B: Net Asset Value and offering price per share ($15,191,861 ÷ 635,437 shares)A	$ 23.91

Class C: Net Asset Value and offering price per share ($86,133,011 ÷ 3,586,181 shares)A	$ 24.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($206,825,056 ÷ 7,339,505 shares)	$ 28.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 2,704,151
Interest		238,412
Income from Fidelity Central Funds (including $173,177 from security lending)		221,833
Total income		3,164,396

Expenses
Management fee	$ 2,152,260
Transfer agent fees	1,094,474
Distribution and service plan fees	1,384,822
Accounting and security lending fees	137,861
Custodian fees and expenses	50,361
Independent trustees' compensation	2,560
Registration fees	52,432
Audit	29,874
Legal	3,930
Miscellaneous	3,105
Total expenses before reductions	4,911,679
Expense reductions	(142,994)	4,768,685
Net investment income (loss)		(1,604,289)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,115,195
Foreign currency transactions	(51,362)
Total net realized gain (loss)		40,063,833
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $21,302)	5,275,286
Assets and liabilities in foreign currencies	(1,472)
Total change in net unrealized appreciation (depreciation)		5,273,814
Net gain (loss)		45,337,647
Net increase (decrease) in net assets resulting from operations		$ 43,733,358

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,604,289)	$ (4,886,076)
Net realized gain (loss)	40,063,833	13,565,652
Change in net unrealized appreciation (depreciation)	5,273,814	(12,835,203)
Net increase (decrease) in net assets resulting from operations	43,733,358	(4,155,627)
Share transactions - net increase (decrease)	55,485,592	(54,812,282)
Redemption fees	29,281	30,293
Total increase (decrease) in net assets	99,248,231	(58,937,616)

Net Assets
Beginning of period	710,262,024	769,199,640
End of period (including accumulated net investment loss of $4,349,626 and accumulated net investment loss of $2,745,337, respectively)	$ 809,510,255	$ 710,262,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.25	$ 25.14	$ 19.83	$ 16.03	$ 17.04	$ 20.55
Income from Investment Operations
Net investment income (loss) E	(.04)	(.13)	(.18)	(.16)	.02 H	(.10)
Net realized and unrealized gain (loss)	1.60	.24	5.49	3.96	(1.03)	(3.41)
Total from investment operations	1.56	.11	5.31	3.80	(1.01)	(3.51)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 26.81	$ 25.25	$ 25.14	$ 19.83	$ 16.03	$ 17.04
Total Return B, C, D	6.18%	.44%	26.78%	23.71%	(5.93)%	(17.08)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.18% A	1.18%	1.18%	1.21%	1.23%	1.21%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.21%	1.23%	1.21%
Expenses net of all reductions	1.14% A	1.17%	1.16%	1.18%	1.22%	1.19%
Net investment income (loss)	(.32)% A	(.55)%	(.73)%	(.83)%	.17% H	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,210	$ 336,693	$ 375,609	$ 312,659	$ 258,433	$ 275,117
Portfolio turnover rate G	115% A	201%	167%	115%	225%	214%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 24.38	$ 24.33	$ 19.24	$ 15.59	$ 16.62	$ 20.09
Income from Investment Operations
Net investment income (loss) E	(.07)	(.19)	(.23)	(.20)	(.01) H	(.14)
Net realized and unrealized gain (loss)	1.54	.24	5.32	3.85	(1.02)	(3.33)
Total from investment operations	1.47	.05	5.09	3.65	(1.03)	(3.47)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 25.85	$ 24.38	$ 24.33	$ 19.24	$ 15.59	$ 16.62
Total Return B, C, D	6.03%	.21%	26.46%	23.41%	(6.20)%	(17.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43% A	1.43%	1.43%	1.46%	1.49%	1.46%
Expenses net of fee waivers, if any	1.43% A	1.43%	1.43%	1.46%	1.49%	1.46%
Expenses net of all reductions	1.39% A	1.42%	1.40%	1.44%	1.48%	1.45%
Net investment income (loss)	(.57)% A	(.80)%	(.98)%	(1.09)%	(.09)% H	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167,150	$ 172,709	$ 196,913	$ 169,049	$ 151,170	$ 173,917
Portfolio turnover rate G	115% A	201%	167%	115%	225%	214%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.60	$ 22.67	$ 18.01	$ 14.67	$ 15.72	$ 19.10
Income from Investment Operations
Net investment income (loss) E	(.13)	(.28)	(.33)	(.27)	(.07) H	(.23)
Net realized and unrealized gain (loss)	1.44	.21	4.99	3.61	(.98)	(3.15)
Total from investment operations	1.31	(.07)	4.66	3.34	(1.05)	(3.38)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.91	$ 22.60	$ 22.67	$ 18.01	$ 14.67	$ 15.72
Total Return B, C, D	5.80%	(.31)%	25.87%	22.77%	(6.68)%	(17.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.93%	1.93%	1.96%	1.98%	1.96%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.93%	1.96%	1.98%	1.96%
Expenses net of all reductions	1.89% A	1.92%	1.91%	1.94%	1.97%	1.94%
Net investment income (loss)	(1.07)% A	(1.30)%	(1.49)%	(1.59)%	(.58)% H	(1.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,192	$ 17,476	$ 25,508	$ 29,176	$ 30,580	$ 47,294
Portfolio turnover rate G	115% A	201%	167%	115%	225%	214%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.70	$ 22.77	$ 18.09	$ 14.74	$ 15.79	$ 19.18
Income from Investment Operations
Net investment income (loss) E	(.13)	(.29)	(.33)	(.28)	(.07) H	(.23)
Net realized and unrealized gain (loss)	1.45	.22	5.01	3.63	(.98)	(3.16)
Total from investment operations	1.32	(.07)	4.68	3.35	(1.05)	(3.39)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.02	$ 22.70	$ 22.77	$ 18.09	$ 14.74	$ 15.79
Total Return B, C, D	5.81%	(.31)%	25.87%	22.73%	(6.65)%	(17.67)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.93%	1.92%	1.96%	1.98%	1.96%
Expenses net of fee waivers, if any	1.91% A	1.93%	1.92%	1.96%	1.98%	1.96%
Expenses net of all reductions	1.87% A	1.91%	1.90%	1.93%	1.97%	1.94%
Net investment income (loss)	(1.06)% A	(1.29)%	(1.48)%	(1.58)%	(.58)% H	(1.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,133	$ 88,074	$ 89,819	$ 70,017	$ 55,645	$ 63,590
Portfolio turnover rate G	115% A	201%	167%	115%	225%	214%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.50	$ 26.30	$ 20.68	$ 16.67	$ 17.68	$ 21.26
Income from Investment Operations
Net investment income (loss) D	- I	(.06)	(.11)	(.11)	.06 G	(.04)
Net realized and unrealized gain (loss)	1.68	.26	5.73	4.12	(1.07)	(3.54)
Total from investment operations	1.68	.20	5.62	4.01	(1.01)	(3.58)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.18	$ 26.50	$ 26.30	$ 20.68	$ 16.67	$ 17.68
Total Return B, C	6.34%	.76%	27.18%	24.06%	(5.71)%	(16.84)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.86%	.87%	.92%	.98%	.94%
Expenses net of fee waivers, if any	.86% A	.86%	.87%	.92%	.98%	.94%
Expenses net of all reductions	.82% A	.85%	.85%	.90%	.97%	.92%
Net investment income (loss)	-% A,J	(.23)%	(.43)%	(.55)%	.42% G	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 206,825	$ 95,310	$ 81,350	$ 42,277	$ 26,285	$ 22,021
Portfolio turnover rate F	115% A	201%	167%	115%	225%	214%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and master notes, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 86,707,428
Gross unrealized depreciation	(55,092,621)
Net unrealized appreciation (depreciation) on securities and other investments	$ 31,614,807

Tax cost	$ 796,242,378

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (117,524,425)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $499,555,632 and $412,678,395, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 428,018	$ 7,927
Class T	.25%	.25%	433,737	4,334
Class B	.75%	.25%	82,957	62,521
Class C	.75%	.25%	440,110	43,697
			$ 1,384,822	$ 118,479

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,669
Class T	8,463
Class B*	16,117
Class C*	1,655
$ 56,904

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 512,681.30
Class T	258,337.30
Class B	24,887.30
Class C	123,886.28
Institutional Class	174,683.23
	$ 1,094,474

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,701 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $926 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,845,817. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $31,154 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $142,975 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	1,153,952	2,592,933	$ 30,659,678	$ 63,934,256
Shares redeemed	(2,022,139)	(4,198,134)	(53,306,212)	(101,495,361)
Net increase (decrease)	(868,187)	(1,605,201)	$ (22,646,534)	$ (37,561,105)
Class T
Shares sold	383,104	978,762	$ 9,778,426	$ 23,400,718
Shares redeemed	(1,001,950)	(1,986,110)	(25,588,398)	(46,751,109)
Net increase (decrease)	(618,846)	(1,007,348)	$ (15,809,972)	$ (23,350,391)
Class B
Shares sold	9,970	50,311	$ 233,617	$ 1,085,625
Shares redeemed	(147,753)	(402,080)	(3,492,275)	(8,778,422)
Net increase (decrease)	(137,783)	(351,769)	$ (3,258,658)	$ (7,692,797)
Class C
Shares sold	219,703	840,429	$ 5,244,272	$ 19,233,850
Shares redeemed	(512,777)	(904,947)	(12,185,037)	(19,636,815)
Net increase (decrease)	(293,074)	(64,518)	$ (6,940,765)	$ (402,965)
Institutional Class
Shares sold	4,735,706	2,443,052	$ 131,347,877	$ 63,798,153
Shares redeemed	(993,096)	(1,939,243)	(27,206,356)	(49,603,177)
Net increase (decrease)	3,742,610	503,809	$ 104,141,521	$ 14,194,976

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.22%
Actual		$ 1,000.00	$ 1,037.40	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.48%
Actual		$ 1,000.00	$ 1,035.90	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.97%
Actual		$ 1,000.00	$ 1,033.50	$ 10.10
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 10.01
Class C	1.95%
Actual		$ 1,000.00	$ 1,033.40	$ 9.99
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class	.92%
Actual		$ 1,000.00	$ 1,038.50	$ 4.73
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Duke Energy Corp.	13.7	14.8
Sempra Energy	8.8	4.8
American Electric Power Co., Inc.	8.1	6.9
Edison International	6.5	7.1
The AES Corp.	4.8	3.6
NiSource, Inc.	4.5	4.7
NRG Energy, Inc.	4.4	1.8
CenterPoint Energy, Inc.	4.3	5.3
Calpine Corp.	4.0	3.5
Kinder Morgan Holding Co. LLC	4.0	0.0
	63.1
Top Industries (% of fund's net assets)
As of January 31, 2013
Electric Utilities	42.5%
Multi-Utilities	24.9%
Independent Power Producers & Energy Traders	13.2%
Oil, Gas & Consumable Fuels	8.1%
Gas Utilities	4.7%
All Others*	6.6%

As of July 31, 2012
Electric Utilities	55.1%
Multi-Utilities	22.1%
Independent Power Producers & Energy Traders	9.5%
Gas Utilities	5.8%
Water Utilities	4.0%
All Others*	3.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Utilities Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
ELECTRIC UTILITIES - 42.5%
Electric Utilities - 42.5%
American Electric Power Co., Inc.	356,915	$ 16,164,680
Duke Energy Corp.	399,791	27,481,633
Edison International	268,123	12,920,847
Exelon Corp.	62,600	1,968,144
FirstEnergy Corp.	67,896	2,749,109
ITC Holdings Corp.	35,580	2,881,980
NextEra Energy, Inc.	97,450	7,021,273
Northeast Utilities	148,287	6,039,730
OGE Energy Corp.	49,949	2,932,506
PPL Corp.	160,100	4,849,429
		85,009,331
GAS UTILITIES - 4.7%
Gas Utilities - 4.7%
National Fuel Gas Co.	38,641	2,102,070
ONEOK, Inc.	153,688	7,224,873
		9,326,943
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 13.2%
Independent Power Producers & Energy Traders - 13.2%
Calpine Corp. (a)	411,090	8,110,806
NRG Energy, Inc.	363,375	8,721,000
The AES Corp.	889,067	9,637,486
		26,469,292
MULTI-UTILITIES - 24.9%
Multi-Utilities - 24.9%
Ameren Corp.	86,000	2,789,840
CenterPoint Energy, Inc.	412,963	8,440,964
CMS Energy Corp.	164,700	4,232,790
NiSource, Inc.	333,163	9,005,396
PG&E Corp.	177,647	7,574,868
Sempra Energy	234,853	17,625,718
		49,669,576
OIL, GAS & CONSUMABLE FUELS - 8.1%
Oil & Gas Storage & Transport - 8.1%
Cheniere Energy, Inc. (a)	132,298	2,808,687

	Shares	Value
Enbridge, Inc.	71,000	$ 3,121,466
Kinder Morgan Holding Co. LLC	215,200	8,061,392
Markwest Energy Partners LP	41,500	2,291,630
		16,283,175
WATER UTILITIES - 4.3%
Water Utilities - 4.3%
American Water Works Co., Inc.	167,748	6,421,393
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	49,600	2,207,696
		8,629,089
TOTAL COMMON STOCKS (Cost $180,933,463)		195,387,406
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.16% (b) (Cost $7,326,217)	7,326,217	7,326,217
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $188,259,680)		202,713,623
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(2,844,095)
NET ASSETS - 100%		$ 199,869,528
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,180
Fidelity Securities Lending Cash Central Fund	1,553
Total	$ 3,733
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $180,933,463)	$ 195,387,406
Fidelity Central Funds (cost $7,326,217)	7,326,217
Total Investments (cost $188,259,680)		$ 202,713,623
Receivable for investments sold		2,564,212
Receivable for fund shares sold		224,856
Dividends receivable		290,489
Distributions receivable from Fidelity Central Funds		737
Prepaid expenses		506
Other receivables		30,637
Total assets		205,825,060

Liabilities
Payable for investments purchased	$ 5,433,157
Payable for fund shares redeemed	289,569
Accrued management fee	90,247
Distribution and service plan fees payable	64,623
Other affiliated payables	52,207
Other payables and accrued expenses	25,729
Total liabilities		5,955,532

Net Assets		$ 199,869,528
Net Assets consist of:
Paid in capital		$ 210,542,941
Undistributed net investment income		51,427
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,178,790)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,453,950
Net Assets		$ 199,869,528

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($99,710,891 ÷ 4,629,703 shares)	$ 21.54

Maximum offering price per share (100/94.25 of $21.54)	$ 22.85
Class T: Net Asset Value and redemption price per share ($37,812,164 ÷ 1,752,188 shares)	$ 21.58

Maximum offering price per share (100/96.50 of $21.58)	$ 22.36
Class B: Net Asset Value and offering price per share ($5,646,432 ÷ 263,913 shares)A	$ 21.40

Class C: Net Asset Value and offering price per share ($30,188,340 ÷ 1,423,699 shares)A	$ 21.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,511,701 ÷ 1,212,661 shares)	$ 21.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 3,271,439
Income from Fidelity Central Funds		3,733
Total income		3,275,172

Expenses
Management fee	$ 530,873
Transfer agent fees	280,748
Distribution and service plan fees	389,368
Accounting and security lending fees	37,263
Custodian fees and expenses	3,326
Independent trustees' compensation	637
Registration fees	45,159
Audit	23,161
Legal	591
Miscellaneous	742
Total expenses before reductions	1,311,868
Expense reductions	(48,197)	1,263,671
Net investment income (loss)		2,011,501
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,113,501
Foreign currency transactions	935
Total net realized gain (loss)		6,114,436
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,220,404)
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		(1,220,397)
Net gain (loss)		4,894,039
Net increase (decrease) in net assets resulting from operations		$ 6,905,540

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,011,501	$ 3,499,951
Net realized gain (loss)	6,114,436	12,574,840
Change in net unrealized appreciation (depreciation)	(1,220,397)	5,997,904
Net increase (decrease) in net assets resulting from operations	6,905,540	22,072,695
Distributions to shareholders from net investment income	(3,653,871)	(3,107,112)
Share transactions - net increase (decrease)	1,343,746	16,682,706
Redemption fees	1,964	8,157
Total increase (decrease) in net assets	4,597,379	35,656,446

Net Assets
Beginning of period	195,272,149	159,615,703
End of period (including undistributed net investment income of $51,427 and undistributed net investment income of $1,693,797, respectively)	$ 199,869,528	$ 195,272,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.20	$ 19.09	$ 16.59	$ 15.27	$ 20.28	$ 20.74
Income from Investment Operations
Net investment income (loss) E	.23	.43	.39	.40	.35	.24
Net realized and unrealized gain (loss)	.54	2.07	2.50	1.32	(5.10)	(.38)
Total from investment operations	.77	2.50	2.89	1.72	(4.75)	(.14)
Distributions from net investment income	(.43)	(.39)	(.39)	(.40)	(.26)	(.32)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.54	$ 21.20	$ 19.09	$ 16.59	$ 15.27	$ 20.28
Total Return B, C, D	3.74%	13.40%	17.71%	11.42%	(23.44)%	(.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22% A	1.23%	1.24%	1.26%	1.26%	1.21%
Expenses net of fee waivers, if any	1.22% A	1.23%	1.24%	1.26%	1.26%	1.21%
Expenses net of all reductions	1.17% A	1.22%	1.20%	1.22%	1.26%	1.21%
Net investment income (loss)	2.26% A	2.24%	2.18%	2.49%	2.37%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,711	$ 99,813	$ 78,312	$ 64,890	$ 66,064	$ 105,219
Portfolio turnover rate G	135% A	195%	201%	216%	247%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.21	$ 19.09	$ 16.59	$ 15.27	$ 20.26	$ 20.71
Income from Investment Operations
Net investment income (loss) E	.21	.38	.35	.35	.31	.18
Net realized and unrealized gain (loss)	.53	2.07	2.50	1.33	(5.10)	(.39)
Total from investment operations	.74	2.45	2.85	1.68	(4.79)	(.21)
Distributions from net investment income	(.37)	(.33)	(.35)	(.36)	(.20)	(.24)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.58	$ 21.21	$ 19.09	$ 16.59	$ 15.27	$ 20.26
Total Return B, C, D	3.59%	13.13%	17.39%	11.13%	(23.61)%	(1.11)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48% A	1.49%	1.50%	1.52%	1.52%	1.47%
Expenses net of fee waivers, if any	1.48% A	1.49%	1.50%	1.52%	1.52%	1.47%
Expenses net of all reductions	1.43% A	1.48%	1.46%	1.49%	1.52%	1.47%
Net investment income (loss)	2.00% A	1.98%	1.92%	2.23%	2.11%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,812	$ 38,276	$ 35,701	$ 33,651	$ 33,989	$ 54,346
Portfolio turnover rate G	135% A	195%	201%	216%	247%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.96	$ 18.86	$ 16.38	$ 15.08	$ 20.01	$ 20.40
Income from Investment Operations
Net investment income (loss) E	.15	.28	.25	.27	.24	.08
Net realized and unrealized gain (loss)	.54	2.05	2.49	1.31	(5.04)	(.39)
Total from investment operations	.69	2.33	2.74	1.58	(4.80)	(.31)
Distributions from net investment income	(.25)	(.23)	(.26)	(.28)	(.13)	(.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.40	$ 20.96	$ 18.86	$ 16.38	$ 15.08	$ 20.01
Total Return B, C, D	3.35%	12.54%	16.87%	10.56%	(23.97)%	(1.59)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.97% A	1.98%	1.99%	2.01%	2.01%	1.96%
Expenses net of fee waivers, if any	1.97% A	1.98%	1.99%	2.01%	2.01%	1.96%
Expenses net of all reductions	1.92% A	1.97%	1.95%	1.98%	2.01%	1.95%
Net investment income (loss)	1.51% A	1.49%	1.43%	1.74%	1.62%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,646	$ 6,677	$ 7,773	$ 8,794	$ 10,634	$ 20,747
Portfolio turnover rate G	135% A	195%	201%	216%	247%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.80	$ 18.75	$ 16.30	$ 15.02	$ 19.93	$ 20.38
Income from Investment Operations
Net investment income (loss) E	.16	.29	.26	.27	.24	.08
Net realized and unrealized gain (loss)	.52	2.03	2.46	1.30	(5.02)	(.39)
Total from investment operations	.68	2.32	2.72	1.57	(4.78)	(.31)
Distributions from net investment income	(.28)	(.27)	(.27)	(.29)	(.13)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.20	$ 20.80	$ 18.75	$ 16.30	$ 15.02	$ 19.93
Total Return B, C, D	3.34%	12.56%	16.85%	10.54%	(23.96)%	(1.58)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.95% A	1.95%	1.98%	2.01%	2.01%	1.95%
Expenses net of fee waivers, if any	1.95% A	1.95%	1.98%	2.01%	2.01%	1.95%
Expenses net of all reductions	1.90% A	1.95%	1.94%	1.97%	2.01%	1.95%
Net investment income (loss)	1.53% A	1.51%	1.43%	1.74%	1.62%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,188	$ 29,942	$ 26,915	$ 21,415	$ 22,352	$ 37,387
Portfolio turnover rate G	135% A	195%	201%	216%	247%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.56	$ 19.40	$ 16.85	$ 15.51	$ 20.52	$ 20.95
Income from Investment Operations
Net investment income (loss) D	.27	.50	.45	.44	.39	.31
Net realized and unrealized gain (loss)	.53	2.10	2.54	1.35	(5.17)	(.38)
Total from investment operations	.80	2.60	2.99	1.79	(4.78)	(.07)
Distributions from net investment income	(.50)	(.44)	(.44)	(.45)	(.23)	(.36)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 21.86	$ 21.56	$ 19.40	$ 16.85	$ 15.51	$ 20.52
Total Return B, C	3.85%	13.79%	18.05%	11.66%	(23.24)%	(.49)%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.92%	.98%	1.00%	1.00%	.91%
Expenses net of fee waivers, if any	.92% A	.92%	.98%	1.00%	1.00%	.91%
Expenses net of all reductions	.87% A	.91%	.94%	.97%	1.00%	.90%
Net investment income (loss)	2.56% A	2.55%	2.44%	2.75%	2.63%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,512	$ 20,564	$ 10,914	$ 6,511	$ 4,373	$ 5,704
Portfolio turnover rate F	135% A	195%	201%	216%	247%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,688,866
Gross unrealized depreciation	(2,504,190)
Net unrealized appreciation (depreciation) on securities and other investments	$ 14,184,676

Tax cost	$ 188,528,947

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (2,914,692)
2018	(28,082,034)
Total capital loss carryforward	$ (30,996,726)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $128,840,480 and $128,111,341, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 120,536	$ 2,458
Class T	.25%	.25%	92,878	830
Class B	.75%	.25%	29,730	22,323
Class C	.75%	.25%	146,224	21,471
			$ 389,368	$ 47,082

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,829
Class T	3,786
Class B*	4,737
Class C*	1,201
$ 37,553

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 145,359.30
Class T	58,077.31
Class B	8,968.30
Class C	40,740.28
Institutional Class	27,604.25
	$ 280,748

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,447 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $232 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,553. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $48,197 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 2,004,233	$ 1,654,303
Class T	666,069	639,462
Class B	71,622	91,242
Class C	400,029	419,210
Institutional Class	511,918	302,895
Total	$ 3,653,871	$ 3,107,112

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	482,219	1,455,060	$ 9,961,920	$ 28,046,781
Reinvestment of distributions	85,327	77,893	1,751,329	1,433,959
Shares redeemed	(645,840)	(926,992)	(13,285,930)	(17,830,196)
Net increase (decrease)	(78,294)	605,961	$ (1,572,681)	$ 11,650,544

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class T
Shares sold	130,693	428,140	$ 2,710,570	$ 8,180,543
Reinvestment of distributions	30,843	32,850	634,438	606,115
Shares redeemed	(213,927)	(526,129)	(4,423,629)	(10,126,088)
Net increase (decrease)	(52,391)	(65,139)	$ (1,078,621)	$ (1,339,430)
Class B
Shares sold	3,649	59,712	$ 74,749	$ 1,111,703
Reinvestment of distributions	3,129	4,324	63,812	79,307
Shares redeemed	(61,464)	(157,671)	(1,257,224)	(2,989,895)
Net increase (decrease)	(54,686)	(93,635)	$ (1,118,663)	$ (1,798,885)
Class C
Shares sold	159,085	518,655	$ 3,242,555	$ 9,682,101
Reinvestment of distributions	15,458	18,237	312,562	332,155
Shares redeemed	(190,146)	(533,137)	(3,839,329)	(10,002,257)
Net increase (decrease)	(15,603)	3,755	$ (284,212)	$ 11,999
Institutional Class
Shares sold	490,512	988,603	$ 10,266,039	$ 19,698,436
Reinvestment of distributions	22,869	14,596	476,446	273,126
Shares redeemed	(254,677)	(611,715)	(5,344,562)	(11,813,084)
Net increase (decrease)	258,704	391,484	$ 5,397,923	$ 8,158,478

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Focus Funds

On November 14, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a new management contract (the New Contracts) between each fund and Fidelity SelectCo, LLC (SelectCo) and to submit the New Contracts to shareholders for their approval. If the New Contracts are approved by shareholders, effective August 1, 2013, SelectCo will serve as investment adviser to each fund. The terms of the New Contracts are identical to those of the current management contracts with FMR (the Current Contracts), except with respect to the name of the investment adviser and the dates of execution and the initial two-year term of the contract. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the New Contracts for the funds, the Board was aware that shareholders in the funds have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in the fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of the services to be provided by SelectCo under the New Contracts as well as the nature, quality, cost and extent of the advisory, administrative, distribution and shareholder services performed by the FMR and the sub-advisers, and by affiliated companies. The Board considered that, upon shareholder approval, SelectCo will render the same services to the funds under the New Contracts that FMR currently renders to the funds under the Current Contracts. The Board also considered that the New Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets or (ii) the day-to-day management of the funds or the persons primarily responsible for such management.

Throughout the year, the Trustees had discussions with FMR about plans to establish SelectCo as a new investment adviser to manage sector-based funds and products. The Trustees considered Fidelity's rationale for creating a separate investment adviser and noted that a separate investment adviser may be better positioned to focus on opportunities for growth within the sector investing space and to focus on a distinct approach to sector investing and research.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the New Contracts because the New Contracts would not result in any changes to the funds' investment processes or strategies or in the persons primarily responsible for the day-to-day management of the funds.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, if approved by shareholders, the New Contracts would not result in any changes to the amount of the management fees paid by the funds, except that such fees would be paid to SelectCo rather than FMR. The Board noted that at previous meetings during the year it received and considered materials relating to its review of the management fee of each fund. This information includes comparisons that focus on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, as well as a fund's standing relative to non-Fidelity funds similar in size to the fund within the comparison group.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because there are no expected changes in the funds' management fees under the New Contracts, the Board will review each fund's total expenses compared to competitive fund median expenses in connection with its future consideration of the renewal of the funds' management contracts and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or sub-advised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. Because there were no changes to the services to be provided or fees to be charged to the funds under the New Contracts, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangements to be a significant factor in its decision.

In connection with its future consideration of the renewal of each fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the funds and their shareholders.

Economies of Scale. The Board recognized that the New Contracts, like the Current Contracts, incorporate a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

In connection with its future consideration of the renewal of each fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each New Contract is fair and reasonable, and that the New Contracts should be approved and submitted to the applicable funds' shareholders for their approval.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank†

New York, NY

Brown Brothers Harriman & Co. ††

Boston, MA

State Street Bank and Trust †††

Quincy, MA

† Custodian for Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Fund.

†† Custodian for Fidelity Advisor Energy Fund.

††† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund.

AFOCI-USAN-0313
1.789280.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.18%
Actual		$ 1,000.00	$ 1,046.90	$ 6.09
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class T	1.41%
Actual		$ 1,000.00	$ 1,045.60	$ 7.27
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class B	1.93%
Actual		$ 1,000.00	$ 1,042.60	$ 9.94
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.92%
Actual		$ 1,000.00	$ 1,042.80	$ 9.89
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Institutional Class	.92%
Actual		$ 1,000.00	$ 1,048.00	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	12.0	13.1
Public Storage	7.8	6.6
Ventas, Inc.	7.6	7.7
Prologis, Inc.	6.8	5.3
SL Green Realty Corp.	4.1	4.3
Camden Property Trust (SBI)	4.1	3.8
HCP, Inc.	3.6	2.9
Boston Properties, Inc.	3.5	5.1
Essex Property Trust, Inc.	3.3	4.2
CBL & Associates Properties, Inc.	3.1	2.8
	55.9
Top Five REIT Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	16.9	17.6
REITs - Malls	16.7	16.5
REITs - Industrial Buildings	16.3	13.4
REITs - Office Buildings	14.4	15.2
REITs - Health Care Facilities	13.2	11.7
Asset Allocation (% of fund's net assets)
As of January 31, 2013	As of July 31, 2012
Stocks 96.7%	Stocks 96.7%
Short-Term Investments and Net Other Assets (Liabilities) 3.3%	Short-Term Investments and Net Other Assets (Liabilities) 3.3%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Health Care Facilities - 2.4%
Brookdale Senior Living, Inc. (a)	224,373	$ 6,060,315
Emeritus Corp. (a)	361,595	9,791,993
TOTAL HEALTH CARE FACILITIES		15,852,308
REAL ESTATE INVESTMENT TRUSTS - 92.3%
REITs - Apartments - 16.9%
Apartment Investment & Management Co. Class A	261,366	7,130,064
AvalonBay Communities, Inc.	112,682	14,624,997
Camden Property Trust (SBI)	395,474	27,441,941
Education Realty Trust, Inc.	1,350,150	14,514,113
Equity Residential (SBI)	250,312	13,864,782
Essex Property Trust, Inc.	142,914	21,977,315
Home Properties, Inc.	232,270	14,277,637
TOTAL REITS - APARTMENTS		113,830,849
REITs - Health Care Facilities - 13.2%
HCP, Inc.	526,695	24,433,381
Health Care REIT, Inc.	211,169	13,269,860
Ventas, Inc.	766,269	50,795,972
TOTAL REITS - HEALTH CARE FACILITIES		88,499,213
REITs - Hotels - 5.2%
Chesapeake Lodging Trust	514,827	10,991,556
Host Hotels & Resorts, Inc.	710,234	11,924,829
Sunstone Hotel Investors, Inc. (a)	1,047,191	12,116,000
TOTAL REITS - HOTELS		35,032,385
REITs - Industrial Buildings - 16.3%
DCT Industrial Trust, Inc.	804,500	5,679,770
DuPont Fabros Technology, Inc.	20,800	491,712
First Industrial Realty Trust, Inc. (a)	160,900	2,521,303
First Potomac Realty Trust	186,000	2,548,200
Prologis, Inc.	1,155,957	46,122,684
Public Storage	341,594	52,581,564
TOTAL REITS - INDUSTRIAL BUILDINGS		109,945,233
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - 16.7%
CBL & Associates Properties, Inc.	967,448	$ 20,790,458
General Growth Properties, Inc.	547,100	10,679,392
Simon Property Group, Inc.	504,878	80,871,355
TOTAL REITS - MALLS		112,341,205
REITs - Management/Investment - 0.8%
Coresite Realty Corp.	11,300	333,350
Retail Properties America, Inc.	240,100	3,106,894
Weyerhaeuser Co.	53,800	1,620,456
TOTAL REITS - MANAGEMENT/INVESTMENT		5,060,700
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	104,182	4,474,617
REITs - Office Buildings - 14.4%
Alexandria Real Estate Equities, Inc.	100,400	7,279,000
Boston Properties, Inc.	223,449	23,524,711
Cousins Properties, Inc.	609,300	5,422,770
Douglas Emmett, Inc.	601,100	14,017,652
Highwoods Properties, Inc. (SBI)	459,495	16,541,820
SL Green Realty Corp.	344,465	27,688,097
Sovran Self Storage, Inc.	41,000	2,674,840
TOTAL REITS - OFFICE BUILDINGS		97,148,890
REITs - Shopping Centers - 8.1%
Acadia Realty Trust (SBI)	365,200	9,546,328
Cedar Shopping Centers, Inc.	697,371	3,842,514
Equity One, Inc.	631,095	14,269,058
Excel Trust, Inc.	83,725	1,053,261
Glimcher Realty Trust	765,676	8,514,317
Kite Realty Group Trust	588,331	3,559,403
Vornado Realty Trust	159,647	13,483,786
TOTAL REITS - SHOPPING CENTERS		54,268,667
TOTAL REAL ESTATE INVESTMENT TRUSTS		620,601,759
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
Real Estate Operating Companies - 1.0%
Forest City Enterprises, Inc. Class A (a)	407,567	$ 6,891,958
Real Estate Services - 1.0%
CBRE Group, Inc. (a)	318,777	6,879,208
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		13,771,166
TOTAL COMMON STOCKS (Cost $504,027,005)		650,225,233
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.16% (b) (Cost $22,740,870)	22,740,870	22,740,870
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $526,767,875)		672,966,103
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(456,447)
NET ASSETS - 100%		$ 672,509,656
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,114
Fidelity Securities Lending Cash Central Fund	3,474
Total	$ 20,588
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $504,027,005)	$ 650,225,233
Fidelity Central Funds (cost $22,740,870)	22,740,870
Total Investments (cost $526,767,875)		$ 672,966,103
Receivable for investments sold		1,687,524
Receivable for fund shares sold		2,302,231
Dividends receivable		528,072
Distributions receivable from Fidelity Central Funds		2,990
Prepaid expenses		1,758
Other receivables		32,065
Total assets		677,520,743

Liabilities
Payable for investments purchased	$ 3,250,420
Payable for fund shares redeemed	1,107,674
Accrued management fee	304,183
Distribution and service plan fees payable	144,209
Other affiliated payables	167,813
Other payables and accrued expenses	36,788
Total liabilities		5,011,087

Net Assets		$ 672,509,656
Net Assets consist of:
Paid in capital		$ 529,194,303
Undistributed net investment income		331,688
Accumulated undistributed net realized gain (loss) on investments		(3,214,563)
Net unrealized appreciation (depreciation) on investments		146,198,228
Net Assets		$ 672,509,656

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($223,046,785 ÷ 10,930,341 shares)	$ 20.41

Maximum offering price per share (100/94.25 of $20.41)	$ 21.66
Class T: Net Asset Value and redemption price per share ($96,809,436 ÷ 4,745,870 shares)	$ 20.40

Maximum offering price per share (100/96.50 of $20.40)	$ 21.14
Class B: Net Asset Value and offering price per share ($8,993,930 ÷ 445,955 shares)A	$ 20.17

Class C: Net Asset Value and offering price per share ($64,608,405 ÷ 3,210,793 shares)A	$ 20.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($279,051,100 ÷ 13,581,516 shares)	$ 20.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 7,608,055
Income from Fidelity Central Funds		20,588
Total income		7,628,643

Expenses
Management fee	$ 1,774,521
Transfer agent fees	927,307
Distribution and service plan fees	820,094
Accounting and security lending fees	116,786
Custodian fees and expenses	16,940
Independent trustees' compensation	2,094
Registration fees	81,255
Audit	25,083
Legal	1,599
Interest	243
Miscellaneous	2,433
Total expenses before reductions	3,768,355
Expense reductions	(58,455)	3,709,900
Net investment income (loss)		3,918,743
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,381,086
Change in net unrealized appreciation (depreciation) on investment securities		7,681,989
Net gain (loss)		24,063,075
Net increase (decrease) in net assets resulting from operations		$ 27,981,818

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,918,743	$ 5,003,577
Net realized gain (loss)	16,381,086	(3,803,276)
Change in net unrealized appreciation (depreciation)	7,681,989	70,218,055
Net increase (decrease) in net assets resulting from operations	27,981,818	71,418,356
Distributions to shareholders from net investment income	(5,024,325)	(3,900,509)
Distributions to shareholders from net realized gain	(5,306,124)	(12,354,208)
Total distributions	(10,330,449)	(16,254,717)
Share transactions - net increase (decrease)	20,969,200	89,359,376
Total increase (decrease) in net assets	38,620,569	144,523,015

Net Assets
Beginning of period	633,889,087	489,366,072
End of period (including undistributed net investment income of $331,688 and undistributed net investment income of $1,437,270, respectively)	$ 672,509,656	$ 633,889,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.83	$ 18.24	$ 14.88	$ 9.41	$ 16.39	$ 18.67
Income from Investment Operations
Net investment income (loss) E	.12	.17	.12	.19	.27	.30
Net realized and unrealized gain (loss)	.79	2.02	3.37	5.46	(6.86)	(1.24)
Total from investment operations	.91	2.19	3.49	5.65	(6.59)	(.94)
Distributions from net investment income	(.16)	(.13)	(.13)	(.18)	(.36)	(.26)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)	(1.09)
Total distributions	(.33)	(.60)	(.13)	(.18)	(.39)	(1.34) I
Net asset value, end of period	$ 20.41	$ 19.83	$ 18.24	$ 14.88	$ 9.41	$ 16.39
Total Return B,C,D	4.69%	12.81%	23.63%	60.38%	(40.19)%	(5.66)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.18% A	1.19%	1.19%	1.23%	1.27%	1.22%
Expenses net of fee waivers, if any	1.18% A	1.19%	1.19%	1.23%	1.25%	1.22%
Expenses net of all reductions	1.17% A	1.18%	1.18%	1.22%	1.25%	1.21%
Net investment income (loss)	1.22% A	.98%	.69%	1.45%	2.73%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,047	$ 199,303	$ 178,978	$ 117,929	$ 62,422	$ 109,442
Portfolio turnover rateG	60% A	48%	63%	60%	98%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.34 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.82	$ 18.24	$ 14.90	$ 9.42	$ 16.40	$ 18.64
Income from Investment Operations
Net investment income (loss) E	.10	.13	.07	.15	.25	.26
Net realized and unrealized gain (loss)	.79	2.02	3.38	5.47	(6.87)	(1.24)
Total from investment operations	.89	2.15	3.45	5.62	(6.62)	(.98)
Distributions from net investment income	(.14)	(.10)	(.11)	(.14)	(.33)	(.17)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)	(1.09)
Total distributions	(.31)	(.57)	(.11)	(.14)	(.36)	(1.26) I
Net asset value, end of period	$ 20.40	$ 19.82	$ 18.24	$ 14.90	$ 9.42	$ 16.40
Total Return B,C,D	4.56%	12.52%	23.28%	60.02%	(40.33)%	(5.88)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.41% A	1.43%	1.44%	1.49%	1.54%	1.47%
Expenses net of fee waivers, if any	1.41% A	1.43%	1.44%	1.49%	1.50%	1.47%
Expenses net of all reductions	1.39% A	1.43%	1.44%	1.48%	1.50%	1.47%
Net investment income (loss)	1.00% A	.73%	.43%	1.19%	2.48%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,809	$ 86,987	$ 76,785	$ 59,529	$ 40,276	$ 81,938
Portfolio turnover rate G	60% A	48%	63%	60%	98%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.26 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 18.05	$ 14.77	$ 9.35	$ 16.26	$ 18.51
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	.09	.20	.17
Net realized and unrealized gain (loss)	.77	2.00	3.35	5.42	(6.81)	(1.23)
Total from investment operations	.82	2.04	3.34	5.51	(6.61)	(1.06)
Distributions from net investment income	(.07)	(.03)	(.06)	(.09)	(.27)	(.10)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)	(1.09)
Total distributions	(.24)	(.50)	(.06)	(.09)	(.30)	(1.19) I
Net asset value, end of period	$ 20.17	$ 19.59	$ 18.05	$ 14.77	$ 9.35	$ 16.26
Total Return B,C,D	4.26%	11.99%	22.69%	59.14%	(40.60)%	(6.37)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.93% A	1.93%	1.94%	1.98%	2.04%	1.96%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.94%	1.98%	2.00%	1.96%
Expenses net of all reductions	1.92% A	1.93%	1.93%	1.97%	2.00%	1.96%
Net investment income (loss)	.47% A	.23%	(.07)%	.70%	1.98%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,994	$ 9,481	$ 11,542	$ 12,078	$ 7,933	$ 16,879
Portfolio turnover rate G	60% A	48%	63%	60%	98%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.19 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.55	$ 18.03	$ 14.76	$ 9.34	$ 16.26	$ 18.51
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	.09	.19	.17
Net realized and unrealized gain (loss)	.77	1.98	3.35	5.43	(6.81)	(1.23)
Total from investment operations	.82	2.02	3.34	5.52	(6.62)	(1.06)
Distributions from net investment income	(.08)	(.03)	(.07)	(.10)	(.27)	(.11)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)	(1.09)
Total distributions	(.25)	(.50)	(.07)	(.10)	(.30)	(1.19) I
Net asset value, end of period	$ 20.12	$ 19.55	$ 18.03	$ 14.76	$ 9.34	$ 16.26
Total Return B,C,D	4.28%	11.92%	22.69%	59.28%	(40.64)%	(6.35)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.92% A	1.93%	1.94%	1.98%	2.01%	1.96%
Expenses net of fee waivers, if any	1.92% A	1.93%	1.94%	1.98%	2.00%	1.96%
Expenses net of all reductions	1.90% A	1.93%	1.93%	1.97%	2.00%	1.96%
Net investment income (loss)	.49% A	.23%	(.07)%	.71%	1.98%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,608	$ 55,064	$ 47,406	$ 31,204	$ 13,226	$ 24,984
Portfolio turnover rate G	60% A	48%	63%	60%	98%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.19 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.97	$ 18.36	$ 14.96	$ 9.46	$ 16.47	$ 18.80
Income from Investment Operations
Net investment income (loss) D	.15	.22	.16	.23	.30	.34
Net realized and unrealized gain (loss)	.79	2.03	3.39	5.47	(6.90)	(1.23)
Total from investment operations	.94	2.25	3.55	5.70	(6.60)	(.89)
Distributions from net investment income	(.19)	(.17)	(.15)	(.20)	(.38)	(.35)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)	(1.09)
Total distributions	(.36)	(.64)	(.15)	(.20)	(.41)	(1.44) H
Net asset value, end of period	$ 20.55	$ 19.97	$ 18.36	$ 14.96	$ 9.46	$ 16.47
Total Return B,C	4.80%	13.12%	23.92%	60.75%	(40.03)%	(5.39)%
Ratios to Average Net Assets E,G
Expenses before reductions	.92% A	.93%	.93%	.97%	1.01%	.95%
Expenses net of fee waivers, if any	.92% A	.93%	.93%	.97%	1.00%	.95%
Expenses net of all reductions	.90% A	.93%	.92%	.96%	1.00%	.95%
Net investment income (loss)	1.49% A	1.23%	.94%	1.71%	2.98%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 279,051	$ 283,054	$ 174,655	$ 167,699	$ 55,177	$ 72,780
Portfolio turnover rate F	60% A	48%	63%	60%	98%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.44 per share is comprised of distributions from net investment income of $.352 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 145,930,052
Gross unrealized depreciation	(5,976,669)
Net unrealized appreciation (depreciation) on securities and other investments	$ 139,953,383

Tax cost	$ 533,012,720

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

No expiration
Short-term	$ (7,995,195)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $202,124,012 and $186,473,789, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 257,264	$ 5,310
Class T	.25%	.25%	225,008	-
Class B	.75%	.25%	45,111	33,909
Class C	.75%	.25%	292,711	49,888
			$ 820,094	$ 89,107

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,831
Class T	7,940
Class B*	4,480
Class C*	5,176
$ 60,427

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 309,759.30
Class T	123,097.27
Class B	13,584.30
Class C	82,590.28
Institutional Class	398,277.29
	$ 927,307

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,109 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,107,500.43%		$ 243

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $776 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,474. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $58,443 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 1,677,035	$ 1,233,446
Class T	615,098	395,519
Class B	31,717	17,337
Class C	244,481	91,538
Institutional Class	2,455,994	2,162,669
Total	$ 5,024,325	$ 3,900,509
From net realized gain
Class A	$ 1,782,667	$ 4,374,052
Class T	780,771	1,941,846
Class B	76,216	284,191
Class C	516,896	1,220,926
Institutional Class	2,149,574	4,533,193
Total	$ 5,306,124	$ 12,354,208

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	2,562,723	4,390,323	$ 50,698,675	$ 77,870,328
Reinvestment of distributions	168,427	330,295	3,251,373	5,307,780
Shares redeemed	(1,849,906)	(4,481,644)	(36,322,427)	(76,348,944)
Net increase (decrease)	881,244	238,974	$ 17,627,621	$ 6,829,164
Class T
Shares sold	1,096,829	1,486,467	$ 21,671,888	$ 26,569,039
Reinvestment of distributions	70,260	143,406	1,355,047	2,295,629
Shares redeemed	(809,682)	(1,450,832)	(15,898,315)	(25,262,634)
Net increase (decrease)	357,407	179,041	$ 7,128,620	$ 3,602,034
Class B
Shares sold	49,110	71,396	$ 953,797	$ 1,224,427
Reinvestment of distributions	5,050	17,389	95,984	272,976
Shares redeemed	(92,248)	(244,068)	(1,795,004)	(4,157,648)
Net increase (decrease)	(38,088)	(155,283)	$ (745,223)	$ (2,660,245)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class C
Shares sold	678,169	701,378	$ 13,258,597	$ 12,249,173
Reinvestment of distributions	36,969	76,897	701,367	1,206,065
Shares redeemed	(320,561)	(591,840)	(6,201,271)	(10,136,308)
Net increase (decrease)	394,577	186,435	$ 7,758,693	$ 3,318,930
Institutional Class
Shares sold	2,832,324	7,861,392	$ 56,385,094	$ 135,053,241
Reinvestment of distributions	129,040	250,120	2,511,145	4,059,507
Shares redeemed	(3,555,901)	(3,446,764)	(69,696,750)	(60,843,255)
Net increase (decrease)	(594,537)	4,664,748	$ (10,800,511)	$ 78,269,493

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Real Estate Fund

On November 14, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a new management contract (the New Contract) between the fund and Fidelity SelectCo, LLC (SelectCo) and to submit the New Contract to shareholders for their approval. If the New Contract is approved by shareholders, effective August 1, 2013, SelectCo will serve as investment adviser to the fund. The terms of the New Contract are identical to those of the current management contract with FMR (the Current Contract), except with respect to the name of the investment adviser and the dates of execution and the initial two-year term of the contract. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the New Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in the fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of the services to be provided by SelectCo under the New Contract as well as the nature, quality, cost and extent of the advisory, administrative, distribution and shareholder services performed by the FMR and the sub-advisers, and by affiliated companies. The Board considered that, upon shareholder approval, SelectCo will render the same services to the fund under the New Contract that FMR currently renders to the fund under the Current Contract. The Board also considered that the New Contract would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Throughout the year, the Trustees had discussions with FMR about plans to establish SelectCo as a new investment adviser to manage sector-based funds and products. The Trustees considered Fidelity's rationale for creating a separate investment adviser and noted that a separate investment adviser may be better positioned to focus on opportunities for growth within the sector investing space and to focus on a distinct approach to sector investing and research.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the New Contract because the New Contract would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, if approved by shareholders, the New Contract would not result in any changes to the amount of the management fee paid by the fund, except that such fee would be paid to SelectCo rather than FMR. The Board noted that at previous meetings during the year it received and considered materials relating to its review of the management fee of the fund. This information includes comparisons that focus on the fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, as well as the fund's standing relative to non-Fidelity funds similar in size to the fund within the comparison group.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because there are no expected changes in the fund's management fee under the New Contract, the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or sub-advised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because there were no changes to the services to be provided or fees to be charged to the fund under the New Contract, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

Semiannual Report

In connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the New Contract, like the Current Contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

In connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the New Contract is fair and reasonable, and that the New Contract should be approved and submitted to the fund's shareholders for their approval.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARE-USAN-0313
1.789730.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate
Fund - Institutional Class

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.18%
Actual		$ 1,000.00	$ 1,046.90	$ 6.09
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class T	1.41%
Actual		$ 1,000.00	$ 1,045.60	$ 7.27
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class B	1.93%
Actual		$ 1,000.00	$ 1,042.60	$ 9.94
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.92%
Actual		$ 1,000.00	$ 1,042.80	$ 9.89
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Institutional Class	.92%
Actual		$ 1,000.00	$ 1,048.00	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	12.0	13.1
Public Storage	7.8	6.6
Ventas, Inc.	7.6	7.7
Prologis, Inc.	6.8	5.3
SL Green Realty Corp.	4.1	4.3
Camden Property Trust (SBI)	4.1	3.8
HCP, Inc.	3.6	2.9
Boston Properties, Inc.	3.5	5.1
Essex Property Trust, Inc.	3.3	4.2
CBL & Associates Properties, Inc.	3.1	2.8
	55.9
Top Five REIT Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	16.9	17.6
REITs - Malls	16.7	16.5
REITs - Industrial Buildings	16.3	13.4
REITs - Office Buildings	14.4	15.2
REITs - Health Care Facilities	13.2	11.7
Asset Allocation (% of fund's net assets)
As of January 31, 2013	As of July 31, 2012
Stocks 96.7%	Stocks 96.7%
Short-Term Investments and Net Other Assets (Liabilities) 3.3%	Short-Term Investments and Net Other Assets (Liabilities) 3.3%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Health Care Facilities - 2.4%
Brookdale Senior Living, Inc. (a)	224,373	$ 6,060,315
Emeritus Corp. (a)	361,595	9,791,993
TOTAL HEALTH CARE FACILITIES		15,852,308
REAL ESTATE INVESTMENT TRUSTS - 92.3%
REITs - Apartments - 16.9%
Apartment Investment & Management Co. Class A	261,366	7,130,064
AvalonBay Communities, Inc.	112,682	14,624,997
Camden Property Trust (SBI)	395,474	27,441,941
Education Realty Trust, Inc.	1,350,150	14,514,113
Equity Residential (SBI)	250,312	13,864,782
Essex Property Trust, Inc.	142,914	21,977,315
Home Properties, Inc.	232,270	14,277,637
TOTAL REITS - APARTMENTS		113,830,849
REITs - Health Care Facilities - 13.2%
HCP, Inc.	526,695	24,433,381
Health Care REIT, Inc.	211,169	13,269,860
Ventas, Inc.	766,269	50,795,972
TOTAL REITS - HEALTH CARE FACILITIES		88,499,213
REITs - Hotels - 5.2%
Chesapeake Lodging Trust	514,827	10,991,556
Host Hotels & Resorts, Inc.	710,234	11,924,829
Sunstone Hotel Investors, Inc. (a)	1,047,191	12,116,000
TOTAL REITS - HOTELS		35,032,385
REITs - Industrial Buildings - 16.3%
DCT Industrial Trust, Inc.	804,500	5,679,770
DuPont Fabros Technology, Inc.	20,800	491,712
First Industrial Realty Trust, Inc. (a)	160,900	2,521,303
First Potomac Realty Trust	186,000	2,548,200
Prologis, Inc.	1,155,957	46,122,684
Public Storage	341,594	52,581,564
TOTAL REITS - INDUSTRIAL BUILDINGS		109,945,233
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - 16.7%
CBL & Associates Properties, Inc.	967,448	$ 20,790,458
General Growth Properties, Inc.	547,100	10,679,392
Simon Property Group, Inc.	504,878	80,871,355
TOTAL REITS - MALLS		112,341,205
REITs - Management/Investment - 0.8%
Coresite Realty Corp.	11,300	333,350
Retail Properties America, Inc.	240,100	3,106,894
Weyerhaeuser Co.	53,800	1,620,456
TOTAL REITS - MANAGEMENT/INVESTMENT		5,060,700
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	104,182	4,474,617
REITs - Office Buildings - 14.4%
Alexandria Real Estate Equities, Inc.	100,400	7,279,000
Boston Properties, Inc.	223,449	23,524,711
Cousins Properties, Inc.	609,300	5,422,770
Douglas Emmett, Inc.	601,100	14,017,652
Highwoods Properties, Inc. (SBI)	459,495	16,541,820
SL Green Realty Corp.	344,465	27,688,097
Sovran Self Storage, Inc.	41,000	2,674,840
TOTAL REITS - OFFICE BUILDINGS		97,148,890
REITs - Shopping Centers - 8.1%
Acadia Realty Trust (SBI)	365,200	9,546,328
Cedar Shopping Centers, Inc.	697,371	3,842,514
Equity One, Inc.	631,095	14,269,058
Excel Trust, Inc.	83,725	1,053,261
Glimcher Realty Trust	765,676	8,514,317
Kite Realty Group Trust	588,331	3,559,403
Vornado Realty Trust	159,647	13,483,786
TOTAL REITS - SHOPPING CENTERS		54,268,667
TOTAL REAL ESTATE INVESTMENT TRUSTS		620,601,759
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
Real Estate Operating Companies - 1.0%
Forest City Enterprises, Inc. Class A (a)	407,567	$ 6,891,958
Real Estate Services - 1.0%
CBRE Group, Inc. (a)	318,777	6,879,208
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		13,771,166
TOTAL COMMON STOCKS (Cost $504,027,005)		650,225,233
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.16% (b) (Cost $22,740,870)	22,740,870	22,740,870
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $526,767,875)		672,966,103
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(456,447)
NET ASSETS - 100%		$ 672,509,656
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,114
Fidelity Securities Lending Cash Central Fund	3,474
Total	$ 20,588
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $504,027,005)	$ 650,225,233
Fidelity Central Funds (cost $22,740,870)	22,740,870
Total Investments (cost $526,767,875)		$ 672,966,103
Receivable for investments sold		1,687,524
Receivable for fund shares sold		2,302,231
Dividends receivable		528,072
Distributions receivable from Fidelity Central Funds		2,990
Prepaid expenses		1,758
Other receivables		32,065
Total assets		677,520,743

Liabilities
Payable for investments purchased	$ 3,250,420
Payable for fund shares redeemed	1,107,674
Accrued management fee	304,183
Distribution and service plan fees payable	144,209
Other affiliated payables	167,813
Other payables and accrued expenses	36,788
Total liabilities		5,011,087

Net Assets		$ 672,509,656
Net Assets consist of:
Paid in capital		$ 529,194,303
Undistributed net investment income		331,688
Accumulated undistributed net realized gain (loss) on investments		(3,214,563)
Net unrealized appreciation (depreciation) on investments		146,198,228
Net Assets		$ 672,509,656

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($223,046,785 ÷ 10,930,341 shares)	$ 20.41

Maximum offering price per share (100/94.25 of $20.41)	$ 21.66
Class T: Net Asset Value and redemption price per share ($96,809,436 ÷ 4,745,870 shares)	$ 20.40

Maximum offering price per share (100/96.50 of $20.40)	$ 21.14
Class B: Net Asset Value and offering price per share ($8,993,930 ÷ 445,955 shares)A	$ 20.17

Class C: Net Asset Value and offering price per share ($64,608,405 ÷ 3,210,793 shares)A	$ 20.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($279,051,100 ÷ 13,581,516 shares)	$ 20.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends		$ 7,608,055
Income from Fidelity Central Funds		20,588
Total income		7,628,643

Expenses
Management fee	$ 1,774,521
Transfer agent fees	927,307
Distribution and service plan fees	820,094
Accounting and security lending fees	116,786
Custodian fees and expenses	16,940
Independent trustees' compensation	2,094
Registration fees	81,255
Audit	25,083
Legal	1,599
Interest	243
Miscellaneous	2,433
Total expenses before reductions	3,768,355
Expense reductions	(58,455)	3,709,900
Net investment income (loss)		3,918,743
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,381,086
Change in net unrealized appreciation (depreciation) on investment securities		7,681,989
Net gain (loss)		24,063,075
Net increase (decrease) in net assets resulting from operations		$ 27,981,818

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,918,743	$ 5,003,577
Net realized gain (loss)	16,381,086	(3,803,276)
Change in net unrealized appreciation (depreciation)	7,681,989	70,218,055
Net increase (decrease) in net assets resulting from operations	27,981,818	71,418,356
Distributions to shareholders from net investment income	(5,024,325)	(3,900,509)
Distributions to shareholders from net realized gain	(5,306,124)	(12,354,208)
Total distributions	(10,330,449)	(16,254,717)
Share transactions - net increase (decrease)	20,969,200	89,359,376
Total increase (decrease) in net assets	38,620,569	144,523,015

Net Assets
Beginning of period	633,889,087	489,366,072
End of period (including undistributed net investment income of $331,688 and undistributed net investment income of $1,437,270, respectively)	$ 672,509,656	$ 633,889,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.83	$ 18.24	$ 14.88	$ 9.41	$ 16.39	$ 18.67
Income from Investment Operations
Net investment income (loss) E	.12	.17	.12	.19	.27	.30
Net realized and unrealized gain (loss)	.79	2.02	3.37	5.46	(6.86)	(1.24)
Total from investment operations	.91	2.19	3.49	5.65	(6.59)	(.94)
Distributions from net investment income	(.16)	(.13)	(.13)	(.18)	(.36)	(.26)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)	(1.09)
Total distributions	(.33)	(.60)	(.13)	(.18)	(.39)	(1.34) I
Net asset value, end of period	$ 20.41	$ 19.83	$ 18.24	$ 14.88	$ 9.41	$ 16.39
Total Return B,C,D	4.69%	12.81%	23.63%	60.38%	(40.19)%	(5.66)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.18% A	1.19%	1.19%	1.23%	1.27%	1.22%
Expenses net of fee waivers, if any	1.18% A	1.19%	1.19%	1.23%	1.25%	1.22%
Expenses net of all reductions	1.17% A	1.18%	1.18%	1.22%	1.25%	1.21%
Net investment income (loss)	1.22% A	.98%	.69%	1.45%	2.73%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,047	$ 199,303	$ 178,978	$ 117,929	$ 62,422	$ 109,442
Portfolio turnover rateG	60% A	48%	63%	60%	98%	86%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.34 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.82	$ 18.24	$ 14.90	$ 9.42	$ 16.40	$ 18.64
Income from Investment Operations
Net investment income (loss) E	.10	.13	.07	.15	.25	.26
Net realized and unrealized gain (loss)	.79	2.02	3.38	5.47	(6.87)	(1.24)
Total from investment operations	.89	2.15	3.45	5.62	(6.62)	(.98)
Distributions from net investment income	(.14)	(.10)	(.11)	(.14)	(.33)	(.17)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)	(1.09)
Total distributions	(.31)	(.57)	(.11)	(.14)	(.36)	(1.26) I
Net asset value, end of period	$ 20.40	$ 19.82	$ 18.24	$ 14.90	$ 9.42	$ 16.40
Total Return B,C,D	4.56%	12.52%	23.28%	60.02%	(40.33)%	(5.88)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.41% A	1.43%	1.44%	1.49%	1.54%	1.47%
Expenses net of fee waivers, if any	1.41% A	1.43%	1.44%	1.49%	1.50%	1.47%
Expenses net of all reductions	1.39% A	1.43%	1.44%	1.48%	1.50%	1.47%
Net investment income (loss)	1.00% A	.73%	.43%	1.19%	2.48%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,809	$ 86,987	$ 76,785	$ 59,529	$ 40,276	$ 81,938
Portfolio turnover rate G	60% A	48%	63%	60%	98%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.26 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 18.05	$ 14.77	$ 9.35	$ 16.26	$ 18.51
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	.09	.20	.17
Net realized and unrealized gain (loss)	.77	2.00	3.35	5.42	(6.81)	(1.23)
Total from investment operations	.82	2.04	3.34	5.51	(6.61)	(1.06)
Distributions from net investment income	(.07)	(.03)	(.06)	(.09)	(.27)	(.10)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)	(1.09)
Total distributions	(.24)	(.50)	(.06)	(.09)	(.30)	(1.19) I
Net asset value, end of period	$ 20.17	$ 19.59	$ 18.05	$ 14.77	$ 9.35	$ 16.26
Total Return B,C,D	4.26%	11.99%	22.69%	59.14%	(40.60)%	(6.37)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.93% A	1.93%	1.94%	1.98%	2.04%	1.96%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.94%	1.98%	2.00%	1.96%
Expenses net of all reductions	1.92% A	1.93%	1.93%	1.97%	2.00%	1.96%
Net investment income (loss)	.47% A	.23%	(.07)%	.70%	1.98%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,994	$ 9,481	$ 11,542	$ 12,078	$ 7,933	$ 16,879
Portfolio turnover rate G	60% A	48%	63%	60%	98%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.19 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.55	$ 18.03	$ 14.76	$ 9.34	$ 16.26	$ 18.51
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	.09	.19	.17
Net realized and unrealized gain (loss)	.77	1.98	3.35	5.43	(6.81)	(1.23)
Total from investment operations	.82	2.02	3.34	5.52	(6.62)	(1.06)
Distributions from net investment income	(.08)	(.03)	(.07)	(.10)	(.27)	(.11)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)	(1.09)
Total distributions	(.25)	(.50)	(.07)	(.10)	(.30)	(1.19) I
Net asset value, end of period	$ 20.12	$ 19.55	$ 18.03	$ 14.76	$ 9.34	$ 16.26
Total Return B,C,D	4.28%	11.92%	22.69%	59.28%	(40.64)%	(6.35)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.92% A	1.93%	1.94%	1.98%	2.01%	1.96%
Expenses net of fee waivers, if any	1.92% A	1.93%	1.94%	1.98%	2.00%	1.96%
Expenses net of all reductions	1.90% A	1.93%	1.93%	1.97%	2.00%	1.96%
Net investment income (loss)	.49% A	.23%	(.07)%	.71%	1.98%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,608	$ 55,064	$ 47,406	$ 31,204	$ 13,226	$ 24,984
Portfolio turnover rate G	60% A	48%	63%	60%	98%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.19 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.97	$ 18.36	$ 14.96	$ 9.46	$ 16.47	$ 18.80
Income from Investment Operations
Net investment income (loss) D	.15	.22	.16	.23	.30	.34
Net realized and unrealized gain (loss)	.79	2.03	3.39	5.47	(6.90)	(1.23)
Total from investment operations	.94	2.25	3.55	5.70	(6.60)	(.89)
Distributions from net investment income	(.19)	(.17)	(.15)	(.20)	(.38)	(.35)
Distributions from net realized gain	(.17)	(.47)	-	-	(.03)	(1.09)
Total distributions	(.36)	(.64)	(.15)	(.20)	(.41)	(1.44) H
Net asset value, end of period	$ 20.55	$ 19.97	$ 18.36	$ 14.96	$ 9.46	$ 16.47
Total Return B,C	4.80%	13.12%	23.92%	60.75%	(40.03)%	(5.39)%
Ratios to Average Net Assets E,G
Expenses before reductions	.92% A	.93%	.93%	.97%	1.01%	.95%
Expenses net of fee waivers, if any	.92% A	.93%	.93%	.97%	1.00%	.95%
Expenses net of all reductions	.90% A	.93%	.92%	.96%	1.00%	.95%
Net investment income (loss)	1.49% A	1.23%	.94%	1.71%	2.98%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 279,051	$ 283,054	$ 174,655	$ 167,699	$ 55,177	$ 72,780
Portfolio turnover rate F	60% A	48%	63%	60%	98%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.44 per share is comprised of distributions from net investment income of $.352 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 145,930,052
Gross unrealized depreciation	(5,976,669)
Net unrealized appreciation (depreciation) on securities and other investments	$ 139,953,383

Tax cost	$ 533,012,720

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

No expiration
Short-term	$ (7,995,195)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $202,124,012 and $186,473,789, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 257,264	$ 5,310
Class T	.25%	.25%	225,008	-
Class B	.75%	.25%	45,111	33,909
Class C	.75%	.25%	292,711	49,888
			$ 820,094	$ 89,107

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,831
Class T	7,940
Class B*	4,480
Class C*	5,176
$ 60,427

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 309,759.30
Class T	123,097.27
Class B	13,584.30
Class C	82,590.28
Institutional Class	398,277.29
	$ 927,307

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,109 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,107,500.43%		$ 243

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $776 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,474. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $58,443 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 1,677,035	$ 1,233,446
Class T	615,098	395,519
Class B	31,717	17,337
Class C	244,481	91,538
Institutional Class	2,455,994	2,162,669
Total	$ 5,024,325	$ 3,900,509
From net realized gain
Class A	$ 1,782,667	$ 4,374,052
Class T	780,771	1,941,846
Class B	76,216	284,191
Class C	516,896	1,220,926
Institutional Class	2,149,574	4,533,193
Total	$ 5,306,124	$ 12,354,208

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	2,562,723	4,390,323	$ 50,698,675	$ 77,870,328
Reinvestment of distributions	168,427	330,295	3,251,373	5,307,780
Shares redeemed	(1,849,906)	(4,481,644)	(36,322,427)	(76,348,944)
Net increase (decrease)	881,244	238,974	$ 17,627,621	$ 6,829,164
Class T
Shares sold	1,096,829	1,486,467	$ 21,671,888	$ 26,569,039
Reinvestment of distributions	70,260	143,406	1,355,047	2,295,629
Shares redeemed	(809,682)	(1,450,832)	(15,898,315)	(25,262,634)
Net increase (decrease)	357,407	179,041	$ 7,128,620	$ 3,602,034
Class B
Shares sold	49,110	71,396	$ 953,797	$ 1,224,427
Reinvestment of distributions	5,050	17,389	95,984	272,976
Shares redeemed	(92,248)	(244,068)	(1,795,004)	(4,157,648)
Net increase (decrease)	(38,088)	(155,283)	$ (745,223)	$ (2,660,245)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class C
Shares sold	678,169	701,378	$ 13,258,597	$ 12,249,173
Reinvestment of distributions	36,969	76,897	701,367	1,206,065
Shares redeemed	(320,561)	(591,840)	(6,201,271)	(10,136,308)
Net increase (decrease)	394,577	186,435	$ 7,758,693	$ 3,318,930
Institutional Class
Shares sold	2,832,324	7,861,392	$ 56,385,094	$ 135,053,241
Reinvestment of distributions	129,040	250,120	2,511,145	4,059,507
Shares redeemed	(3,555,901)	(3,446,764)	(69,696,750)	(60,843,255)
Net increase (decrease)	(594,537)	4,664,748	$ (10,800,511)	$ 78,269,493

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Real Estate Fund

On November 14, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a new management contract (the New Contract) between the fund and Fidelity SelectCo, LLC (SelectCo) and to submit the New Contract to shareholders for their approval. If the New Contract is approved by shareholders, effective August 1, 2013, SelectCo will serve as investment adviser to the fund. The terms of the New Contract are identical to those of the current management contract with FMR (the Current Contract), except with respect to the name of the investment adviser and the dates of execution and the initial two-year term of the contract. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the New Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in the fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of the services to be provided by SelectCo under the New Contract as well as the nature, quality, cost and extent of the advisory, administrative, distribution and shareholder services performed by the FMR and the sub-advisers, and by affiliated companies. The Board considered that, upon shareholder approval, SelectCo will render the same services to the fund under the New Contract that FMR currently renders to the fund under the Current Contract. The Board also considered that the New Contract would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Throughout the year, the Trustees had discussions with FMR about plans to establish SelectCo as a new investment adviser to manage sector-based funds and products. The Trustees considered Fidelity's rationale for creating a separate investment adviser and noted that a separate investment adviser may be better positioned to focus on opportunities for growth within the sector investing space and to focus on a distinct approach to sector investing and research.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the New Contract because the New Contract would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, if approved by shareholders, the New Contract would not result in any changes to the amount of the management fee paid by the fund, except that such fee would be paid to SelectCo rather than FMR. The Board noted that at previous meetings during the year it received and considered materials relating to its review of the management fee of the fund. This information includes comparisons that focus on the fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, as well as the fund's standing relative to non-Fidelity funds similar in size to the fund within the comparison group.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because there are no expected changes in the fund's management fee under the New Contract, the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or sub-advised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because there were no changes to the services to be provided or fees to be charged to the fund under the New Contract, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

Semiannual Report

In connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the New Contract, like the Current Contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

In connection with its future consideration of the renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the New Contract is fair and reasonable, and that the New Contract should be approved and submitted to the fund's shareholders for their approval.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AREI-USAN-0313
1.789731.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 26, 2013